File No. 811-01028
File No. 2-17613

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 149

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

Amendment No. 149

IVY FUNDS
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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200
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(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code (913) 236-2000
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Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217
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(Name and Address of Agent for Service)

It is proposed that this filing will become effective

_____	immediately upon filing pursuant to paragraph (b)
__X__	on July 31, 2008 pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on (date) pursuant to paragraph (a)(2) of Rule 485
_____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
===================================================================

DECLARATION REQUIRED BY RULE 24f-2(a)(1)

         The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended March 31, 2008 was filed on June 26, 2008.

IVY FUNDS

Equity Funds

Domestic Equity Funds

Ivy Capital Appreciation Fund

Ivy Core Equity Fund

Ivy Dividend Opportunities Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Small Cap Growth Fund

Ivy Small Cap Value Fund

Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy European Opportunities Fund

Ivy International Balanced Fund

Ivy International Core Equity Fund

Ivy International Growth Fund

Ivy Managed European/Pacific Fund

Ivy Managed International Opportunities Fund

Ivy Pacific Opportunities Fund

Specialty Funds

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Global Natural Resources Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
July 31, 2008

Contents

Domestic Equity Funds
Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy Dividend Opportunities Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Small Cap Growth Fund
Ivy Small Cap Value Fund
Ivy Value Fund
Global/International Funds
Ivy Cundill Global Value Fund
Ivy European Opportunities Fund
Ivy International Balanced Fund
Ivy International Core Equity Fund
Ivy International Growth Fund
Ivy Managed European/Pacific Fund
Ivy Managed International Opportunities Fund
Ivy Pacific Opportunities Fund
Specialty Funds
Ivy Asset Strategy Fund
Ivy Balanced Fund
Ivy Energy Fund
Ivy Global Natural Resources Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Additional Information about Principal Investment
Strategies, Other Investments and Risks
The Management of the Funds
Investment Advisor
Management Fee
Portfolio Management
Your Account
Choosing a Share Class
Ways to Set Up Your Account
Pricing of Fund Shares
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes
Financial Highlights
Appendix A--Hypothetical Investment and Expense Information

Ivy Capital Appreciation Fund

An Overview of the Fund

Objective
To provide long-term capital appreciation.

Principal Strategies
Ivy Capital Appreciation Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of domestic and, to a lesser extent, foreign companies that Ivy Investment Management Company (IICO), the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund seeks stocks that are favorably priced in relation to their fundamental value and that likely will grow over time. While the Fund typically invests in the common stocks of large to medium sized U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its objective. Medium sized, or mid cap, companies typically are companies with market capitalizations that range between $1 billion and $18 billion, while large, or large cap, companies typically are companies with market capitalizations of at least $8 billion.

In selecting investments for the Fund, IICO combines a bottom-up fundamental analysis of the companies and investments, with its top-down macroeconomic research. IICO seeks to identify high-quality companies that it believes can demonstrate consistent, profitable growth and strong returns while generating substantial cash flow from their respective operations.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Capital Appreciation Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Capital Appreciation Fund may be appropriate for long-term investors who seek capital appreciation. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Capital Appreciation Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

2001	-23.28%
2002	-15.10%
2003	27.64%
2004	12.55%
2005	9.19%
2006*	10.33%
2007	15.04%

In the period shown in the chart, the highest quarterly return was 11.34% (the second quarter of 2003) and the lowest quarterly return was -17.55% (the first quarter of 2001). The Class A return for the year through June 30, 2008 was -13.75%.

*Effective May, 2006, the Fund changed its investment objective and strategy from a tax-managed focus to long-term capital appreciation.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	--------	----------	---------
Class A (began on 06-30-2000)
Before Taxes	8.43%	13.41%	0.85%
After Taxes on Distributions	8.21%	13.37%	0.83%
After Taxes on Distributions
and Sale of Fund Shares	5.70%	11.78%	0.73%
Class C (began on 07-06-2000)
Before Taxes	14.25%	13.71%	0.68%
Class B (began on 07-13-2000)
Before Taxes	9.90%	13.50%	0.56%
Class Y (began on 09-15-2004)[1]	15.13%	14.13%	N/A
Indexes
Russell 1000 Growth Index[2]	11.82%	12.11%	-3.65%[3]
Lipper Large-Cap Growth
Funds Universe Average[4]	14.17%	11.75%	-1.97%[3]

1Class Y shares have been offered to the public since June 30, 2000; however, no Class Y shares were issued prior to September 15, 2004.

2Reflects no deduction for fees, expenses or taxes.

3Index and Lipper Average comparison begins on June 30, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Capital Appreciation Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	---------

Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.25%	0.48%	0.24%	0.21%	0.24%
Total Annual Fund Operating Expenses	1.15%	2.13%	1.89%	0.86%	1.14%
Expenses Waived	0.00%[6]	0.00%	0.00%	0.00%	0.00%
Net Fund Operating Expenses	1.15%	2.13%	1.89%	0.86%	1.14%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at net asset value (NAV) of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6Through July 31, 2009, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$919	$1,172	$1,892
Class B Shares	616	967	1,244	2,212	[1]
Class C Shares	192 [2]	594	1,021	2,212
Class I Shares	88	274	477	1,061
Class Y Shares	116	362	628	1,386

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$919	$1,172	$1,892
Class B Shares	216	667	1,144	2,212	[1]
Class C Shares	192	594	1,021	2,212
Class I Shares	88	274	477	1,061
Class Y Shares	116	362	628	1,386

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Core Equity Fund

An Overview of the Fund

Objectives
To provide capital growth and income.

Principal Strategies
Ivy Core Equity Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap domestic and foreign companies with dominant market positions in their industries. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Fund invests in securities that have the potential for capital appreciation or that IICO, the Fund's investment manager, expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company. The Fund may also invest up to 20% of its net assets in foreign securities.

IICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. It attempts to select securities with growth and income possibilities by looking at many factors including a company's:

  projected long-term earnings power compared to market expectations over a multi-year horizon competitive position in the global economy
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments or has performed below IICO's expectations regarding its long-term potential. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Core Equity Fund may be appropriate for investors who seek capital growth and income. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	20.73%
1999	12.15%
2000	8.54%
2001	-15.84%
2002	-23.24%
2003	16.01%
2004	8.53%
2005	7.17%
2006	13.52%
2007	12.77%

In the period shown in the chart, the highest quarterly return was 13.12% (the first quarter of 1998) and the lowest quarterly return was -16.80% (the third quarter of 2002). The Class C return for the year through June 30, 2008 was -8.28%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class C1
Before Taxes	12.77%	11.55%	5.07%
After Taxes on Distributions	11.40%	10.93%	3.95%
After Taxes on Distributions
and Sale of Fund Shares	10.64%	10.23%	4.26%
Class Y
Before Taxes	13.82%	12.61%	8.56%
Class A (began on 07-03-2000)
Before Taxes	7.17%	11.14%	1.01%
Class B (began on 07-11-2000)
Before Taxes	8.65%	11.30%	0.67%
Indexes
S&P 500 Index[2]	5.50%	12.84%	5.91%
Lipper Large-Cap Core Funds
Universe Average[3]	5.73%	11.70%	5.04%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.40%	0.57%	0.41%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.35%	2.27%	2.11%	0.99%	1.22%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares	630	1,009	1,315	2,374	[1]
Class C Shares	214 [2]	661	1,134	2,441
Class I Shares	101	315	547	1,213
Class Y Shares	124	387	670	1,477

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares	230	709	1,215	2,374	[1]
Class C Shares	214	661	1,134	2,441
Class I Shares	101	315	547	1,213
Class Y Shares	124	387	670	1,477

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Dividend Opportunities Fund (formerly, Ivy Dividend Income Fund)

An Overview of the Fund

Objective
To provide total return.

Principal Strategies
Ivy Dividend Opportunities Fund seeks to achieve its objective by investing primarily in dividend-paying common stocks that IICO, the Fund's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities of domestic and, to a lesser extent, foreign companies, which may include without limitation dividend-paying common stocks, preferred stocks or convertible preferred stocks. Although the Fund invests primarily in large cap companies (typically companies with capitalizations of at least $8 billion), it may invest in companies of any size.

The Fund primarily focuses on companies:

  with high dividend yields that are, in the opinion of IICO, relatively safe with above-average market yield that IICO expects will continue to grow their dividend that pay a small dividend, but could grow their dividend over the next few years that pay no dividend, but may initiate a dividend

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Dividend Opportunities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Dividend Opportunities Fund may be appropriate for investors seeking total return through a portfolio of primarily dividend-paying common stocks. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Dividend Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31

2004	11.16%
2005	13.12%
2006	15.54%
2007	16.59%

In the period shown in the chart, the highest quarterly return was 9.11% (the fourth quarter of 2004) and the lowest quarterly return was –0.21% (the third quarter of 2004). The Class A return for the year through June 30, 2008 was -7.93%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		Life
	1 Year	of Class
	------	--------
Class A (began on 06-30-2003)
Before Taxes	9.89%	13.47%
After Taxes on Distributions	9.56%	13.22%
After Taxes on Distributions
and Sale of Fund Shares	6.97%	11.79%
Class B (began on 06-30-2003)
Before Taxes	11.43%	13.69%
Class C (began on 06-30-2003)
Before Taxes	15.69%	14.06%
Class Y (began on 06-30-2003)
Before Taxes	16.75%	15.11%
Indexes
Russell 1000 Index[1]	5.78%	12.09%[2]
Lipper Equity Income Funds
Universe Average[3]	4.00%	12.29%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2003.

3Net of fees and expenses.

Fees and Expenses

Ivy Dividend Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	----------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.42%	0.64%	0.45%	0.30%	0.31%
Total Annual Fund Operating Expenses	1.37%	2.34%	2.15%	1.00%	1.26%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$984	$1,282	$2,127
Class B Shares	637	1,030	1,350	2,434	[1]
Class C Shares	218 [2]	673	1,154	2,483
Class I Shares	102	318	552	1,225
Class Y Shares	128	400	692	1,523

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$984	$1,282	$2,127
Class B Shares	237	730	1,250	2,434	[1]
Class C Shares	218	673	1,154	2,483
Class I Shares	102	318	552	1,225
Class Y Shares	128	400	692	1,523

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Large Cap Growth Fund

An Overview of the Fund

Objective
To provide appreciation of your investment.

Principal Strategies
Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to medium sized domestic and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. Although IICO anticipates the majority of the Fund's investments to be in large-cap companies (typically companies with capitalizations of at least $8 billion), the Fund may invest in companies of any size.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on companies with sustainable competitive advantages in their industries and also considers the following factors:

  the company's market position, product line, technological position, profit margins and prospects for sustainability and/or increased earnings the quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

IICO may also analyze the demands of investors for the security relative to its price. IICO may select a security when it anticipates a development or identifies a catalyst that might have an effect on the value of the security.

In general, IICO may sell a security when, in IICO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO may also sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Large Cap Growth Fund may be appropriate for investors seeking long-term investment growth. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

2001	-23.50%
2002	-19.78%
2003	28.97%
2004	5.94%
2005	14.37%
2006	3.30%
2007	29.34%

In the period shown in the chart, the highest quarterly return was 15.91% (the third quarter of 2007) and the lowest quarterly return was -18.97% (the first quarter of 2001). The Class A return for the year through June 30, 2008 was -11.70%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	21.90%	14.50%	4.85%
After Taxes on Distributions	21.75%	14.47%	4.78%
After Taxes on Distributions
and Sale of Fund Shares	14.48%	12.77%	4.18%
Class C (began on 07-03-2000)
Before Taxes	28.03%	14.85%	4.74%
Class B (began on 07-06-2000)
Before Taxes	23.73%	14.35%	4.31%
Class Y (began on 07-06-2000)
Before Taxes	29.41%	16.09%	5.85%
Indexes
Russell 1000 Growth Index[1]	11.82%	12.11%	-3.65%[2]
Lipper Large-Cap Growth Funds
Universe Average[3]	14.17%	11.75%	-1.97%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	---------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.34%	0.62%	0.37%	0.26%	0.24%
Total Annual Fund Operating Expenses	1.29%	2.32%	2.07%	0.96%	1.19%
Expenses Waived	0.14%[6]	0.00%	0.00%	0.00%	0.13%[6]
Net Fund Operating Expenses	1.15%	2.32%	2.07%	0.96%	1.06%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6 Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.15%, and for its Class Y shares at 1.06%.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$943	$1,225	$2,028
Class B Shares	635	1,024	1,340	2,362	[1]
Class C Shares	210 [2]	649	1,114	2,400
Class I Shares	98	306	531	1,178
Class Y Shares	108	360	637	1,427

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$943	$1,225	$2,028
Class B Shares	235	724	1,240	2,362	[1]
Class C Shares	210	649	1,114	2,400
Class I Shares	98	306	531	1,178
Class Y Shares	108	360	637	1,427

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Mid Cap Growth Fund

An Overview of the Fund

Objective
To provide growth of your investment.

Principal Strategies
Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that IICO, the Fund's investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting securities for the Fund, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings and cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Fund the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as mid cap securities may cause the Fund to experience more volatility than a fund invested with greater diversification.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Mid Cap Growth Fund may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

2001	-12.71%
2002	-25.84%
2003	30.42%
2004	18.89%
2005	11.96%
2006	8.38%
2007	12.85%

In the period shown in the chart, the highest quarterly return was 17.54% (the second quarter of 2003) and the lowest quarterly return was -16.60% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -12.51%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	------	---------	---------
Class A (began on 06-30-2000)
Before Taxes	6.37%	14.88%	4.60%
After Taxes on Distributions	6.37%	14.88%	4.39%
After Taxes on Distributions
and Sale of Fund Shares	4.14%	13.10%	3.86%
Class C (began on 07-03-2000)
Before Taxes	12.05%	15.35%	4.56%
Class B (began on 07-06-2000)
Before Taxes	7.82%	14.89%	4.19%
Class Y (began on 07-10-2000)
Before Taxes	13.34%	16.61%	5.41%
Indexes
Russell Mid-Cap Growth Index[1]	11.43%	17.91%	0.52%[2]
Lipper Mid-Cap Growth Funds
Universe Average[3]	16.48%	16.44%	1.29%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	----------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.50%	0.71%	0.53%	0.32%	0.30%
Total Annual Fund Operating Expenses	1.60%[6]	2.56%	2.38%[6]	1.17%	1.40%[6]

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6The Total Annual Fund Operating Expenses shown reflect the annual fee payable; however, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.65%; Class C, 2.35% and Class Y, 1.25%. IFDI and WRSCO may change or terminate this waiver at any time.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,051	$1,396	$2,366
Class B Shares	659	1,096	1,460	2,660	[1]
Class C Shares	241 [2]	743	1,271	2,717
Class I Shares	119	372	644	1,420
Class Y Shares	143	444	767	1,682

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,051	$1,396	$2,366
Class B Shares	259	796	1,360	2,660	[1]
Class C Shares	241	743	1,271	2,717
Class I Shares	119	372	644	1,420
Class Y Shares	143	444	767	1,682

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Small Cap Growth Fund

An Overview of the Fund

Objective
To provide growth of capital.

Principal Strategies
Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Fund emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Fund, IICO, the Fund's investment manager, utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics, and therefore, are believed by IICO to be of a higher quality than many other small cap companies. IICO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales/positive cash flows
  security size and liquidity

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Fund the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors and industries
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap equities may cause the Fund to experience more volatility than a fund invested with greater diversification among asset classes.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Small Cap Growth Fund may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	44.57%
1999	61.42%
2000*	-16.22%
2001	-2.64%
2002	-25.82%
2003	35.31%
2004	12.96%
2005	11.75%
2006	5.61%
2007	7.04%

In the period shown in the chart, the highest quarterly return was 40.97% (the fourth quarter of 1999) and the lowest quarterly return was -23.83% (the third quarter of 2001). The Class C return for the year through June 30, 2008 was -11.47%.

*Effective as of June 30, 2000, the name of the Fund was changed from Growth to Small Cap Growth and its strategy was changed to reflect a concentration in small cap securities.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class C1
Before Taxes	7.04%	14.06%	10.55%
After Taxes on Distributions	4.76%	12.97%	8.04%
After Taxes on Distributions
and Sale of Fund Shares	8.23%[2]	12.58%	8.54%
Class Y
Before Taxes	7.94%	15.11%	11.53%
Class A (began on 07-03-2000)
Before Taxes	1.54%	13.53%	2.00%
Class B (began on 07-06-2000)
Before Taxes	3.12%	13.65%	2.08%
Indexes
Russell 2000 Growth Index[3]	7.01%	16.48%	4.33%
Lipper Small-Cap Growth Funds
Universe Average[4]	8.70%	15.49%	7.48%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.46%	0.60%	0.35%	0.25%	0.23%
Total Annual Fund Operating Expenses	1.56%	2.45%	2.20%	1.10%	1.33%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares	648	1,064	1,406	2,566	[1]
Class C Shares	223 [2]	688	1,180	2,534
Class I Shares	112	350	606	1,340
Class Y Shares	135	421	729	1,601

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$725	$1,039	$1,376	$2,325
Class B Shares	248	764	1,306	2,566	[1]
Class C Shares	223	688	1,180	2,534
Class I Shares	112	350	606	1,340
Class Y Shares	135	421	729	1,601

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Small Cap Value Fund

An Overview of the Fund

Objective
To provide long-term accumulation of capital.

Principal Strategies
Ivy Small Cap Value Fund seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies. Under normal market conditions, at least 80% of the Fund's net assets will be invested, at the time of purchase, in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. These equity securities will consist primarily of common stocks, some of which may be offered in IPOs.

In selecting securities for the Fund, IICO, the Fund's investment manager, emphasizes a bottom-up approach that focuses on securities that, in IICO's opinion, have favorable prospects but low to moderate expectations implicit in the stock price. IICO may look at a number of factors in its consideration of a security, such as:

  the "intrinsic value" of the company in comparison to its stock price historical and projected financial performance
  free cash flow generation
  industry characteristics and potential
  competitive strategy
  management history

"Intrinsic value" is the perceived realizable market value, determined through IICO's analysis of a company's financial statements and an estimate of the present value of future cash flows.

Generally, in determining whether to sell a security, IICO considers many factors, including realized valuation, deterioration in fundamentals, change in management or strategy, macro factors, or loss-limit strategies. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Small Cap Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid-cap companies held by the Fund the value of a security believed by IICO to be undervalued may never reach what IICO believes is its full value, or such security's value may decrease the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap equities may cause the Fund to experience more volatility than a fund invested with greater diversification among asset classes.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Small Cap Value Fund may be appropriate for investors seeking long-term accumulation of capital who are willing to accept greater risks than are present with other mutual funds. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Management of the Fund

On March 24, 2008, IICO, the Fund's investment manager, terminated its investment subadvisory agreement with BlackRock Capital Management, Inc. (BlackRock), under which BlackRock served as investment subadvisor to, and as such provided investment advice to, and generally conducted the investment management program for, Ivy Small Cap Value Fund. Beginning March 24, 2008, IICO assumed direct investment management responsibilities of the Fund's portfolio.

Performance

Ivy Small Cap Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and a peer group average. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Venture Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Small Cap Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	-7.30%
1999	-3.93%
2000	26.51%
2001	15.98%
2002	-18.68%
2003	50.82%
2004	15.75%
2005	3.46%
2006	16.06%
2007	-4.81%

In the period shown in the chart, the highest quarterly return was 22.35% (the second quarter of 2003) and the lowest quarterly return was -26.24% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -9.47%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	-10.28%	13.47%	7.17%
After Taxes on Distributions	-11.51%	11.89%	5.77%
After Taxes on Distributions
and Sale of Fund Shares	-5.65%[2]	11.76%	5.90%
Class B (began on 12-8-2003)
Before Taxes	-9.39%	6.91%	N/A
Class C (began on 12-8-2003)
Before Taxes	-5.56%	7.61%	N/A
Class Y (began on 12-8-2003)
Before Taxes	-4.43%	8.82%	N/A
Index
Russell 2000 Value Index[3]	-9.81%	15.79%	9.09%
Lipper Small-Cap Value Funds
Universe Average[4]	-5.54%	14.94%	8.82%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Venture Fund, the predecessor to Ivy Small Cap Value Fund, restated to reflect current sales charges applicable to Class A of the Ivy Small Cap Value Fund. Class A shares of Ivy Small Cap Value Fund would generally have had substantially similar returns to Class A shares of the Advantus Venture Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Venture Fund differ from expenses for Class A shares of the Ivy Small Cap Value Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.66%	0.98%	0.69%	0.34%	0.29%
Total Annual Fund Operating Expenses	1.76%	2.83%	2.54%	1.19%	1.39%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$744	$1,097	$1,474	$2,529
Class B Shares	686	1,177	1,594	2,902	[1]
Class C Shares	257 [2]	790	1,350	2,875
Class I Shares	121	378	654	1,443
Class Y Shares	142	440	760	1,669

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$744	$1,097	$1,474	$2,529
Class B Shares	286	877	1,494	2,902	[1]
Class C Shares	257	790	1,350	2,875
Class I Shares	121	378	654	1,443
Class Y Shares	142	440	760	1,669

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Value Fund

An Overview of the Fund

Objective
To provide long-term accumulation of capital.

Principal Strategies
Ivy Value Fund seeks to achieve its objective by investing in the common stocks of primarily large-cap, under-valued domestic and, to a lesser extent, foreign companies. The Fund seeks to invest in stocks that are, in the opinion of IICO, the Fund's investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund generally invests in large-cap companies (typically, companies with market capitalizations of at least $8 billion), it may invest in securities of any size company. The Fund seeks to be diversified across economic sectors in an effort to manage risk.

IICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Fund, IICO evaluates market risk, interest rate trends and the economic climate. It then considers numerous factors in its analysis of individual issuers and their stocks, including the following:

  intrinsic value of the company not reflected in the stock price historical earnings growth
  future expected earnings growth
  company's position in its industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential
  internal or external catalyst for change

IICO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below IICO's expectations. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of a security believed by IICO to be undervalued may never reach what IICO believes is its full value, or such security's value may decrease the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Value Fund may be appropriate for investors who seek long-term capital appreciation. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance and a peer group average. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Cornerstone Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	0.70%
1999	0.02%
2000	-2.21%
2001	-10.81%
2002	-15.71%
2003	26.73%
2004	14.14%
2005	3.99%
2006	16.21%
2007	1.12%

In the period shown in the chart, the highest quarterly return was 16.17% (the second quarter of 2003) and the lowest quarterly return was -18.54% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -11.50%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	-4.70%	10.78%	2.15%
After Taxes on Distributions	-5.72%	10.37%	1.79%
After Taxes on Distributions
and Sale of Fund Shares	-1.30%[2]	9.51%	1.80%
Class B (began on 12-8-2003)
Before Taxes	-3.60%	8.16%	N/A
Class C (began on 12-8-2003)
Before Taxes	0.30%	8.67%	N/A
Class Y (began on 12-8-2003)
Before Taxes	1.25%	9.82%	N/A
Index
Russell 1000 Value Index[3]	-0.17%	14.62%	7.67%
Lipper Large-Cap Value Funds
Universe Average[4]	2.24%	13.09%	6.24%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Cornerstone Fund, the predecessor of Ivy Value Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Value Fund. Class A shares of Ivy Value Fund would generally have had substantially similar returns to Class A shares of the Advantus Cornerstone Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Cornerstone Fund differ from expenses for Class A shares of Ivy Value Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.57%	0.81%	0.71%	0.37%	0.36%
Total Annual Fund Operating Expenses	1.52%	2.51%	2.41%	1.07%	1.31%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$721	$1,028	$1,356	$2,283
Class B Shares	654	1,082	1,435	2,602	[1]
Class C Shares	244 [2]	751	1,285	2,746
Class I Shares	109	340	590	1,306
Class Y Shares	133	415	718	1,579

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$721	$1,028	$1,356	$2,283
Class B Shares	254	782	1,335	2,602	[1]
Class C Shares	244	751	1,285	2,746
Class I Shares	109	340	590	1,306
Class Y Shares	133	415	718	1,579

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Cundill Global Value Fund

An Overview of the Fund

Objective
To provide long-term capital growth. Any income realized will be incidental.

Principal Strategies
Ivy Cundill Global Value Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, which Mackenzie Financial Corporation (Mackenzie), the Fund's investment subadvisor, believes are trading below their estimated "intrinsic value." The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry.

"Intrinsic value" is the perceived realizable market value, determined through Mackenzie's analysis of the companies' financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Mackenzie utilizes a bottom-up, fundamental research driven approach in its selection of securities for the Fund and maintains a global focus with no index, sector, or country allocation constraints.

A security is typically sold when Mackenzie determines that its target value has been reached, or when a security's price declines to the point that the investment has become unattractive.

Mackenzie may use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts) to hedge the Fund's currency exposure.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Cundill Global Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the Fund may not be able to readily dispose of illiquid securities promptly at an acceptable price the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the level of cash reserves may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in those countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer payment of principal and/or interest on external debt).

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Cundill Global Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Cundill Global Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the return would be less than that shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

2002	-12.17%
2003	36.43%
2004	18.06%
2005	16.40%
2006	9.92%
2007	-0.06%

In the period shown in the chart, the highest quarterly return was 16.50% (the second quarter of 2003) and the lowest quarterly return was –11.38% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -14.41%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		5 Years (or	Life
	1 Year	Life of Class)	of Class
	--------	----------------	----------
Class A (began on 09-04-2001)
Before Taxes	-5.81%	14.18%	8.44%
After Taxes on Distributions	-7.56%	13.33%	7.54%
After Taxes on Distributions
and Sale of Fund Shares	-1.76%[1]	12.50%	7.23%
Class B (began on 09-26-2001)
Before Taxes	-4.66%	14.44%	10.25%
Class C (began on 10-19-2001)
Before Taxes	-0.78%	14.77%	10.06%
Class Y (began on 07-24-2003)
Before Taxes	0.34%	13.97%	N/A
Indexes
MSCI World Index[2]	9.04%	16.96%	10.85%[3]
Lipper Global Small-/Mid-Cap Funds
Universe Average[4,5]	9.08%	21.27%	14.78%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on September 30, 2001.

4Net of fees and expenses.

5The Fund's previous Lipper categories, the Lipper Global Funds Universe Average and the Lipper Global Small/Mid-Cap Value Funds Universe Average, were replaced with a single Lipper category, the Lipper Global Small-/Mid-Cap Funds Universe Average, effective May 2008. Because the Lipper Global Small/Mid-Cap Value Funds Universe Average no longer exists, and because the Lipper Global Funds Universe Average does not include the Fund and, in IICO's opinion, is no longer an appropriate index against which to compare Fund performance, neither of the previous Lipper categories have been presented in this prospectus for comparison purposes.

Fees and Expenses

Ivy Cundill Global Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	--------	--------	--------	---------	----------

Management Fees	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.40%	0.54%	0.31%	0.27%	0.26%
Total Annual Fund Operating Expenses	1.59%[6]	2.48%	2.25%[6]	1.21%	1.45%[6]

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6The Total Annual Fund Operating Expenses shown reflect the annual fee payable; however, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.90%; Class C, 2.55% and Class Y, 1.20%. IFDI and WRSCO may change or terminate this waiver at any time.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$727	$1,048	$1,391	$2,356
Class B Shares	651	1,073	1,421	2,597	[1]
Class C Shares	228 [2]	703	1,205	2,585
Class I Shares	123	384	665	1,466
Class Y Shares	148	460	794	1,739

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$727	$1,048	$1,391	$2,356
Class B Shares	251	773	1,321	2,597	[1]
Class C Shares	228	703	1,205	2,585
Class I Shares	123	384	665	1,466
Class Y Shares	148	460	794	1,739

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy European Opportunities Fund

An Overview of the Fund

Objective
To provide long-term capital growth by investing in the securities markets of Europe.

Principal Strategies
Ivy European Opportunities Fund invests, under normal market conditions, at least 80% of its net assets in the equity securities of European companies of any size, which may include:

  large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings (IPOs));
  small-capitalization companies in the more developed markets of Europe companies operating in Europe's emerging markets

The Fund's investment subadvisor, Henderson Investment Management Ltd. (Henderson), uses a "bottom-up" investment approach, by focusing on what it believes are the best investment opportunities, regardless of market capitalization. Henderson also applies a pragmatic approach, by searching for stocks it believes to be reasonably priced and with reasonable short-term growth prospects. Company selection is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash flow, book value and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company selection process.

Generally, in determining whether to sell a security, Henderson chooses to do so when it believes that the security's valuation accurately reflects all catalysts, or drivers, identified at its purchase. Henderson may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy European Opportunities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading of its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance)
  the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  Henderson's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy European Opportunities Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy European Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

2000	4.51%
2001	-20.67%
2002	-3.30%
2003	51.02%
2004	36.28%
2005	10.49%
2006	31.74%
2007	11.31%

In the period shown in the chart, the highest quarterly return was 44.83% (the first quarter of 2000) and the lowest quarterly return was -21.29% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -14.50%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	--------	-----------	-----------
Class A (began on 05-04-1999)
Before Taxes	4.91%	25.74%	27.03%
After Taxes on Distributions	3.19%	25.24%	23.59%
After Taxes on Distributions
and Sale of Fund Shares	5.90%[1]	23.18%	22.39%
Class B (began on 05-24-1999)
Before Taxes	6.49%	26.19%	26.85%
Class C (began on 10-24-1999)
Before Taxes	10.55%	26.30%	17.75%
Class Y (began on 07-24-2003)
Before Taxes	11.52%	27.90%	N/A
Indexes
MSCI Europe Index[2]	13.86%	22.78%	8.52%[3]
Lipper European Region Funds
Universe Average[4]	11.60%	23.67%	11.38%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on May 31, 1999.

4Net of fees and expenses.

Fees and Expenses

Ivy European Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	---------

Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.43%	0.45%	0.36%	0.27%	0.26%
Total Annual Fund Operating Expenses	1.58%	2.35%	2.26%	1.17%	1.41%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$726	$1,045	$1,386	$2,345
Class B Shares	638	1,033	1,355	2,494	[1]
Class C Shares	229 [2]	706	1,210	2,595
Class I Shares	119	372	644	1,420
Class Y Shares	144	446	771	1,691

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$726	$1,045	$1,386	$2,345
Class B Shares	238	733	1,255	2,494	[1]
Class C Shares	229	706	1,210	2,595
Class I Shares	119	372	644	1,420
Class Y Shares	144	446	771	1,691

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy International Balanced Fund

An Overview of the Fund

Objective
To provide a high level of total return.

Principal Strategies
Ivy International Balanced Fund invests in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. The Fund invests primarily in developed foreign markets, but may invest a portion of its assets in developing, or emerging, markets. Normally, the Fund invests approximately 50% to 70% of its total assets in international equity securities and approximately 30% to 50% of its total assets in international investment-grade debt securities.

In selecting equity securities the Fund's investment subadvisor, Templeton Investment Counsel LLC (Templeton), attempts to identify securities that are selling at a substantial discount to its determination of their market value. Templeton's strategy includes a target holding period of up to five years. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on Templeton's judgment as to which securities are more likely to perform well under those conditions.

Templeton may sell a security when it believes that the security's price reflects its intrinsic value, or Templeton determines that market factors have changed and there is no longer an expectation that the security will perform well. Templeton may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities, or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy International Balanced Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the securities the Fund holds an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the value of a security believed by Templeton to be undervalued may never reach what Templeton believes is its full value, or such security's value may decrease the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  Templeton's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy International Balanced Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Balanced Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus International Balanced Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy International Balanced Fund. For that period of time, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of Ivy International Balanced Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	3.55%
1999	15.66%
2000	1.27%
2001	-8.74%
2002	-3.73%
2003	37.93%
2004	18.40%
2005	4.24%
2006	22.43%
2007	9.19%

In the period shown in the chart, the highest quarterly return was 17.99% (the second quarter of 2003) and the lowest quarterly return was -12.46% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -8.46%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	2.91%	16.49%	8.62%
After Taxes on Distributions	1.69%	15.50%	7.41%
After Taxes on Distributions
and Sale of Fund Shares	2.99%[2]	14.35%	7.09%
Class B (began on 12-8-2003)
Before Taxes	4.10%	12.69%	N/A
Class C (began on 12-8-2003)
Before Taxes	8.37%	13.27%	N/A
Class Y (began on 12-8-2003)
Before Taxes	9.31%	14.31%	N/A
Indexes
MSCI AC World (ex U.S.A.) Index[3]	17.12%	24.52%	10.09%
J.P. Morgan Non-U.S. Government
Bond Index[3]	11.30%	7.48%	6.21%
Lipper Mixed-Asset Target Allocation Growth
Funds Universe Average[4]	6.41%	10.71%	5.91%

1For periods prior to December 8, 2003, performance shown is that of the Advantus International Balanced Fund, the predecessor of Ivy International Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy International Balanced Fund. Class A shares of Ivy International Balanced Fund would generally have had substantially similar returns to the same class of shares of the Advantus International Balanced Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus International Balanced Fund differ from expenses for Class A shares of Ivy International Balanced Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy International Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	----------	----------	----------	---------	----------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.38%	0.58%	0.34%	0.28%	0.31%
Total Annual Fund Operating Expenses	1.33%	2.28%	2.04%	0.98%	1.26%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$972	$1,262	$2,084
Class B Shares	631	1,012	1,320	2,377	[1]
Class C Shares	207 [2]	640	1,098	2,369
Class I Shares	100	312	542	1,201
Class Y Shares	128	400	692	1,523

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$703	$972	$1,262	$2,084
Class B Shares	231	712	1,220	2,377	[1]
Class C Shares	207	640	1,098	2,369
Class I Shares	100	312	542	1,201
Class Y Shares	128	400	692	1,523

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy International Core Equity Fund

An Overview of the Fund

Objectives
To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies
Ivy International Core Equity Fund invests, under normal market conditions, at least 80% of its net assets in equity securities principally traded in largely developed European and Asian/Pacific Basin markets. To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

IICO, the Fund's investment manager, primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring cash-generating, well-managed and reasonably valued companies that are exposed to themes which should yield above-average growth. IICO uses a top-down, macro thematic approach along with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Some of the Fund's investments may produce income (such as dividends), although it is not a primary objective of the Fund.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy International Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy International Core Equity Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	6.63%
1999	27.79%
2000	-7.25%
2001	-17.17%
2002	-15.93%
2003	27.19%
2004	16.55%
2005	24.51%
2006	26.13%
2007	18.36%

In the period shown in the chart, the highest quarterly return was 16.49% (the fourth quarter of 1998) and the lowest quarterly return was -22.75% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -8.90%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	--------	----------	-----------
Class A
Before Taxes	11.55%	21.03%	8.62%
After Taxes on Distributions	9.51%	20.42%	8.20%
After Taxes on Distributions
and Sale of Fund Shares	9.27%	18.71%	7.56%
Class B
Before Taxes	13.49%	21.43%	8.19%
Class C
Before Taxes	17.64%	21.52%	8.18%
Class Y (began on 07-24-2003)
Before Taxes	18.69%	24.01%	N/A
Indexes
MSCI EAFE Index[1]	11.17%	21.59%	8.66%
Lipper International Large-Cap Core Funds
Universe Average[2]	12.27%	19.39%	7.78%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

Fees and Expenses

Ivy International Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.43%	0.50%	0.35%	0.28%	0.29%
Total annual Fund operating expenses	1.53%	2.35%	2.20%	1.13%	1.39%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$722	$1,031	$1,361	$2,294
Class B Shares	638	1,033	1,355	2,482	[1]
Class C Shares	223 [2]	688	1,180	2,534
Class I Shares	115	359	622	1,375
Class Y Shares	142	440	760	1,669

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$722	$1,031	$1,361	$2,294
Class B Shares	238	733	1,255	2,482	[1]
Class C Shares	223	688	1,180	2,534
Class I Shares	115	359	622	1,375
Class Y Shares	142	440	760	1,669

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy International Growth Fund

An Overview of the Fund

Objectives
To provide long-term growth. Consideration of current income is secondary to this principal objective.

Principal Strategies
Ivy International Growth Fund seeks to achieve its objectives by investing primarily in common stocks of foreign companies that IICO, the Fund's investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region, and represented by the restructuring and/or privatization of particular industries. The Fund emphasizes growth stocks, which are securities of companies whose earnings IICO believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries, with an emphasis on issuers or companies located in Continental Europe, the United Kingdom and Japan. The Fund may invest in companies of any size.

IICO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, IICO seeks strong companies in industries which it believes are growing faster than their underlying economies. IICO may look at a number of factors in selecting securities for the Fund's portfolio, including:

  a company's growth and earnings potential
  a company's financials, including cash flow
  management of the company
  industry position of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy International Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political risks that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy International Growth Fund may be appropriate for investors seeking long-term growth potential by investing primarily in securities issued by foreign companies. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	7.34%
1999	21.05%
2000	-17.26%
2001	-21.03%
2002	-20.96%
2003	26.24%
2004	13.23%
2005	17.09%
2006	22.91%
2007	21.91%

In the period shown in the chart, the highest quarterly return was 16.41% (the fourth quarter of 1998) and the lowest quarterly return was -23.02% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -11.80%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	--------	----------	-----------
Class A
Before Taxes	14.90%	18.77%	4.72%
After Taxes on Distributions	14.87%	18.74%	3.77%
After Taxes on Distributions
and Sale of Fund Shares	9.74%	16.64%	3.76%
Class B
Before Taxes	16.66%	18.77%	4.26%
Class C
Before Taxes	20.68%	18.98%	4.31%
Class Y (began on 07-24-2003)
Before Taxes	21.89%	20.83%	N/A
Indexes
MSCI EAFE Growth Index[1]	16.45%	19.86%	6.46%
Lipper International Large-Cap Growth
Funds Universe Average[2]	14.30%	18.82%	6.58%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

Fees and Expenses

Ivy International Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.20%[5]	1.00%	1.00%	0.00%	0.25%
Other Expenses[6]	0.37%	0.60%	0.57%	0.30%	0.34%
Total Annual Fund Operating
Expenses	1.42%	2.45%	2.42%	1.15%	1.44%
Expenses Waived	0.00%	0.00%	0.00%	0.00%	0.02%[7]
Net Fund Operating Expenses	1.42%	2.45%	2.42%	1.15%	1.42%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 The annual 12b-1 fee for Class A shares of the Fund may equal up to 0.25% on net assets attributable to outstanding shares issued on or after January 1, 1992. Since the calculation of the annual 12b-1 fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of 12b-1 fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

6 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

7 Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class Y shares at 1.42%.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$711	$998	$1,307	$2,179
Class B Shares	648	1,063	1,405	2,531	[1]
Class C Shares	245 [2]	754	1,290	2,756
Class I Shares	117	365	633	1,398
Class Y Shares	145	449	776	1,702

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$711	$998	$1,307	$2,179
Class B Shares	248	763	1,305	2,531	[1]
Class C Shares	245	754	1,290	2,756
Class I Shares	117	365	633	1,398
Class Y Shares	145	449	776	1,702

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Managed European/Pacific Fund

An Overview of the Fund

Objective

To provide long-term capital growth.

Principal Investment Strategies
The Fund seeks to enable investors to own a portfolio of stocks of European and Asian companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Pacific Opportunities Fund (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities.

The Board of Trustees of Ivy Funds (Board of Trustees), based upon the recommendation of IICO, the Fund's investment manager, has authorized the following target allocation ranges for investment of the Fund's assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum	Minimum
	Allocation	Allocation
Ivy European Opportunities Fund	90%	10%
Ivy Pacific Opportunities Fund	90%	10%

The Fund may also purchase shares of a registered investment company not affiliated with Ivy Funds or Ivy Funds, Inc. (collectively, the "Ivy Family of Funds") (an "unaffiliated fund"), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund's holdings and cash flow and, in general, manages them as needed in order to maintain the Fund's target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and may also modify, from time to time, the underlying funds selected for the Fund.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.

Principal Risks of Investing in the Fund
Many factors may affect the performance of Ivy Managed European/Pacific Fund. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. In general, the Fund is subject to the same risks as those of the underlying funds. The Fund's share price will likely change daily based on the performance of the underlying funds.

The Fund invests primarily in international equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Fund is most heavily indirectly invested (foreign companies) may underperform other asset classes, other market segments or the overall stock market.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

The risks of investing in foreign securities are more acute in countries with developing economies. Since an underlying fund, Ivy Pacific Opportunities Fund, normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

Additional information about the risks of the underlying funds is provided above and below in their respective sections and below in the section entitled "Additional Information about Principal Investment Strategies, Other Investments and Risks."

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund or any underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy Managed European/Pacific Fund may be appropriate for investors who want to diversify among two international mutual funds, in one fund. If you are looking for an investment that uses this technique, this Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

Fees and Expenses

Ivy Managed European/Pacific Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------
Management Fees[5]	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or
Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[6]	0.59%	0.73%	0.61%	0.51%	0.51%
Acquired Fund Fees
and Expenses[7]	1.33%	1.33%	1.33%	1.33%	1.33%
Total Annual Fund
Operating Expenses	2.22%	3.11%	2.99%	1.89%	2.14%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

6 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

7 The Fund will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. Because the amount of the Fund's assets invested in each underlying fund changes daily, the amount shown is an approximation.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$787	$1,229	$1,696	$2,982
Class B Shares	714	1,260	1,730	3,214	[1]
Class C Shares	302 [2]	924	1,572	3,308
Class I Shares	192	594	1,021	2,212
Class Y Shares	217	670	1,149	2,472

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$787	$1,229	$1,696	$2,982
Class B Shares	314	960	1,630	3,214	[1]
Class C Shares	302	924	1,572	3,308
Class I Shares	192	594	1,021	2,212
Class Y Shares	217	670	1,149	2,472

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Managed International Opportunities Fund

An Overview of the Fund

Objectives
To seek capital growth and, to a lesser extent, income.

Principal Investment Strategies
The Fund seeks to provide investors a well-diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class I shares of Ivy Funds international mutual funds, as identified below. Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities, and, to a lesser extent, a mixture of investment grade and non-investment grade bonds issued by foreign corporations and governments.

The Board of Trustees, based upon the recommendation of IICO, the Fund's investment manager, has authorized the following target allocation ranges for investment of the Fund's assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum	Minimum
	Allocation	Allocation
Ivy European Opportunities Fund	60%	10%
Ivy International Balanced Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%
Ivy Pacific Opportunities Fund	60%	10%

The Fund may also purchase shares of an unaffiliated fund, provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund's holdings and cash flow and, in general, manages them as needed in order to maintain the Fund's target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and may also modify, from time to time, the underlying funds selected for the Fund.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.

Principal Risks of Investing in the Fund
Many factors may affect the performance of Ivy Managed International Opportunities Fund. The ability of the Fund to meet its investment objectives is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. In general, the Fund is subject to the same risks as those of the underlying funds. The Fund's share price will likely change daily based on the performance of the underlying funds.

The Fund invests primarily in international equity funds, for which the principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Fund is most heavily indirectly invested (foreign companies) may underperform other asset classes, other market segments or the overall stock market.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

The risks of investing in foreign securities are more acute in countries with developing economies. Since an underlying fund, Ivy Pacific Opportunities Fund, normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

Additional information about the risks of the underlying funds is provided above and below in their respective sections and below in the section entitled "Additional Information about Principal Investment Strategies, Other Investments and Risks."

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund or any underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest
Ivy Managed International Opportunities Fund may be appropriate for investors who want to diversify among several international mutual funds, in one fund. If you are looking for an investment that uses this technique, this Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table.

Fees and Expenses

Ivy Managed International Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
	(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------
Management Fees[5]	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or
Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[6]	0.38%	0.44%	0.40%	0.32%	0.35%
Acquired Fund Fees
and Expenses[7]	1.19%	1.19%	1.19%	1.19%	1.19%
Total Annual Fund
Operating Expenses	1.87%	2.68%	2.64%	1.56%	1.84%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

6 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

7 The Fund will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. Because the amount of the Fund's assets invested in each underlying fund changes daily, the amount shown is an approximation.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$754	$1,129	$1,528	$2,639
Class B Shares	671	1,132	1,520	2,817	[1]
Class C Shares	267 [2]	820	1,400	2,973
Class I Shares	159	493	850	1,856
Class Y Shares	187	579	995	2,159

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$754	$1,129	$1,528	$2,639
Class B Shares	271	832	1,420	2,817	[1]
Class C Shares	267	820	1,400	2,973
Class I Shares	159	493	850	1,856
Class Y Shares	187	579	995	2,159

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Pacific Opportunities Fund

An Overview of the Fund

Objectives
To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies
Ivy Pacific Opportunities Fund invests, under normal market conditions, at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. The Fund may invest in companies of any size and in companies of any industry.

IICO, the Fund's investment manager, utilizes a top-down approach of worldwide analysis in order to identify the best countries and sectors for growth, and balances the top-down analysis with bottom-up stock selection to identify the best stocks for investment. IICO uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

In determining whether to sell a security, IICO generally considers whether the security has failed to meet its growth expectations, its valuation has exceeded its target, or due to a loss of confidence in management. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Pacific Opportunities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

In addition, the Fund is exposed to the following additional risks: securities that are less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Pacific Opportunities Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Pacific Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	-20.56%
1999	46.72%
2000	-18.25%
2001	-9.29%
2002	-11.31%
2003	52.85%
2004	16.79%
2005	23.01%
2006	34.48%
2007	42.43%

In the period shown in the chart, the highest quarterly return was 40.73% (the second quarter of 1999) and the lowest quarterly return was -29.46% (the second quarter of 1998). The Class A return for the year through June 30, 2008 was -24.23%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	--------	----------	-----------
Class A
Before Taxes	34.24%	31.72%	11.76%
After Taxes on Distributions	30.69%	30.74%	11.20%
After Taxes on Distributions
and Sale of Fund Shares	24.06%	28.37%	10.35%
Class B
Before Taxes	37.07%	31.65%	11.24%
Class C
Before Taxes	41.40%	32.13%	11.46%
Class Y (began on 07-24-2003)
Before Taxes	42.80%	34.31%	N/A
Indexes
MSCI AC Asia (ex Japan) Index[1]	40.52%	31.99%	13.26%
Lipper Pacific Ex-Japan Funds
Universe Average[2]	37.67%	30.16%	14.25%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

Fees and Expenses

Ivy Pacific Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.51%	0.76%	0.51%	0.33%	0.32%
Total Annual Fund Operating
Expenses	1.74%	2.74%	2.49%	1.31%	1.55%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$742	$1,091	$1,464	$2,509
Class B Shares	677	1,150	1,550	2,830	[1]
Class C Shares	252 [2]	776	1,326	2,826
Class I Shares	133	415	718	1,579
Class Y Shares	158	490	845	1,846

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$742	$1,091	$1,464	$2,509
Class B Shares	277	850	1,450	2,830	[1]
Class C Shares	252	776	1,326	2,826
Class I Shares	133	415	718	1,579
Class Y Shares	158	490	845	1,846

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Asset Strategy Fund

An Overview of the Fund

Objective
To provide high total return over the long term.

Principal Strategies
Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although IICO, the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) or Ba and below by Moody's Investors Service, Inc. (Moody's) or unrated bonds deemed by IICO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

IICO, the Fund's investment manager, may allocate the Fund's investments among these different types of securities in different proportions at different times. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that IICO believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, IICO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, IICO seeks attractive opportunities within each market.

IICO may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). IICO may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Asset Strategy Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As noted, the Fund may invest up to 100% of its total assets in foreign securities. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Investments by the Fund in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Asset Strategy Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	8.64%
1999	21.22%
2000	20.66%
2001	-11.74%
2002	2.31%
2003	10.55%
2004	12.06%
2005	21.37%
2006	18.89%
2007	40.28%

In the period shown in the chart, the highest quarterly return was 15.58% (the first quarter of 2000) and the lowest quarterly return was -8.25% (the first quarter of 2001). The Class C return for the year through June 30, 2008 was -0.95%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based, securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class C1
Before Taxes	40.28%	20.18%	13.66%
After Taxes on Distributions	40.14%	20.05%	12.44%
After Taxes on Distributions
and Sale of Fund Shares	26.35%	17.90%	11.49%
Class Y
Before Taxes	41.28%	21.14%	14.61%
Class B (began on 07-03-2000)
Before Taxes	36.19%	19.96%	12.04%
Class A (began on 07-10-2000)
Before Taxes	33.18%	19.67%	12.14%
Indexes
S&P 500 Index[2]	5.50%	12.84%	5.91%
Citigroup Broad
Investment Grade Index[2]	7.22%	4.55%	6.03%
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[2]	5.40%	3.28%	3.98%
Lipper Flexible Portfolio
Funds Universe Average[3]	9.10%	12.88%	7.63%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.16%	0.24%	0.18%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.00%	1.83%	1.77%	0.82%	1.07%
Expenses Waived	0.00%	0.00%	0.00%	0.00%	0.07%[6]
Net Fund Operating Expenses	1.00%	1.83%	1.77%	0.82%	1.00%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6 Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class Y shares at 1.00%.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$875	$1,096	$1,729
Class B Shares	586	876	1,090	1,930	[1]
Class C Shares	180 [2]	557	959	2,084
Class I Shares	84	262	455	1,013
Class Y Shares	105	334	584	1,300

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$671	$875	$1,096	$1,729
Class B Shares	186	576	990	1,930	[1]
Class C Shares	180	557	959	2,084
Class I Shares	84	262	455	1,013
Class Y Shares	105	334	584	1,300

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Balanced Fund

An Overview of the Fund

Objectives
To provide current income to the extent that, in the opinion of IICO, the Fund's investment manager, market and economic conditions permit. As a secondary objective, the Fund seeks long-term appreciation of capital.

Principal Strategies
Ivy Balanced Fund invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Fund invests primarily in medium to large, well-established companies that usually issue dividend-producing securities. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Fund's debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest. The Fund may invest in both domestic and, to a lesser extent, foreign securities.

IICO may look at a number of factors in selecting securities for the Fund. For equity investments, IICO typically uses a bottom-up approach and looks for undervalued companies whose asset value or earnings power, IICO believes, is not reflected in the price of the stock. IICO also considers a company's potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Fund, IICO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, IICO uses the same analysis as identified above in order to determine if the equity security is still undervalued. In determining whether to sell a debt security, IICO will consider whether the security continues to maintain its minimal credit risk. IICO may also sell a security if the security ceases to produce income, to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Balanced Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected
  IICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy an issuer of a debt security or other fixed-income obligation may not make payments on the security when due an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Balanced Fund may be appropriate for investors seeking current income and the potential for long-term appreciation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Balanced Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Spectrum Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Balanced Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	22.60%
1999	14.64%
2000	-10.33%
2001	-15.27%
2002	-9.30%
2003	20.59%
2004	8.53%
2005	4.59%
2006	10.59%
2007	12.85%

In the period shown in the chart, the highest quarterly return was 14.70% (the fourth quarter of 1998) and the lowest quarterly return was -17.38% (the first quarter of 2001). The Class A return for the year through June 30, 2008 was -5.44%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of broad-based securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

	AVERAGE ANNUAL TOTAL RETURNS
	as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	6.36%	10.04%	4.57%
After Taxes on Distributions	5.61%	9.75%	3.50%
After Taxes on Distributions
and Sale of Fund Shares	5.11%	8.77%	3.54%
Class B (began on 12-8-2003)
Before Taxes	7.82%	8.11%	N/A
Class C (began on 12-8-2003)
Before Taxes	12.05%	8.66%	N/A
Class Y (began on 12-8-2003)
Before Taxes	12.97%	9.72%	N/A
Indexes
S&P 500 Index[2]	5.50%	12.84%	5.91%
Citigroup Treasury/Government
Sponsored/Credit Index[2]	7.38%	4.57%	6.08%
Lipper Mixed-Asset Target Allocation Growth
Funds Universe Average[3]	6.41%	10.71%	5.91%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Spectrum Fund, the predecessor to Ivy Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Balanced Fund. Class A shares of the Ivy Balanced Fund would generally have had substantially similar returns to the Class A shares of the Advantus Spectrum Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Spectrum Fund differ from expenses for Class A shares of Ivy Balanced Fund.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	--------	--------	--------	--------	---------

Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.43%	0.60%	0.41%	0.34%	0.33%
Total Annual Fund Operating Expenses	1.38%	2.30%	2.11%	1.04%	1.28%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$987	$1,287	$2,137
Class B Shares	633	1,018	1,330	2,405	[1]
Class C Shares	214 [2]	661	1,134	2,441
Class I Shares	106	331	574	1,271
Class Y Shares	130	406	702	1,545

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$707	$987	$1,287	$2,137
Class B Shares	233	718	1,230	2,405	[1]
Class C Shares	214	661	1,134	2,441
Class I Shares	106	331	574	1,271
Class Y Shares	130	406	702	1,545

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Energy Fund

An Overview of the Fund

Objective
Ivy Energy Fund seeks to provide long-term capital appreciation.

Principal Strategies
Ivy Energy Fund seeks to achieve its objective of long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund invests in securities of companies across the capitalization spectrum and in companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Fund may invest up to 100% of its total assets in foreign securities.

IICO, the Fund's investment manager, uses an investment style that focuses on both growth and value characteristics of companies where energy is believed to be a factor in the investment outlook and success of that company. IICO focuses on traditional companies that are producing and distributing energy for today, as well as those companies that are discovering sources of energy that will carry the world into the future. IICO considers many factors in selecting companies for the Fund, including the valuation, operating history and management of a company.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
Energy Sector Risk -- since the Fund invests a significant portion of its assets in securities of companies principally engaged in the energy sector, the Fund could experience wider fluctuations in value than funds with more diversified, less concentrated portfolios. Specifically, the securities that the Fund purchases may underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund's holdings are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil-producing countries, energy conservation, the success of exploration projects and tax and other governmental regulatory policies.

A variety of additional factors can affect the investment performance of Ivy Energy Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected some of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Although individual security selection, in general, drives the performance of the Fund, short-term fluctuations in commodity prices may influence returns and increase price fluctuations in the Fund's shares. The companies in which the Fund invests may be adversely affected by foreign government, Federal, or state regulations on energy production, distribution and sale.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Energy Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Energy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the average annual total return for Class A shares. The returns for the Fund's other classes of shares during this period were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the return would be less than that shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31

2007	48.95%

In the period shown in the chart, the highest quarterly return was 15.36% (the second quarter of 2007) and the lowest quarterly return was 4.65% (the first quarter of 2007). The Class A return for the year through June 30, 2008 was 14.55%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		Life
	1 Year	of Class
	------	--------
Class A (began on 04-03-2006)
Before Taxes	40.39%	20.69%
After Taxes on Distributions	40.36%	20.67%
After Taxes on Distributions
and Sale of Fund Shares	26.30%	17.76%
Class B (began on 04-03-2006)
Before Taxes	43.92%	22.11%
Class C (began on 04-03-2006)
Before Taxes	47.97%	24.17%
Class Y (began on 04-03-2006)
Before Taxes	49.13%	25.16%
Indexes
S&P 1500 Energy Sector Index[1]	34.52%	23.94%[2]
Lipper Natural Resources Funds
Universe Average[3]	39.63%	20.18%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on April 30, 2006.

3Net of fees and expenses.

Fees and Expenses

Ivy Energy Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	----------

Management Fees[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or
Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[6]	0.91%	0.94%	0.78%	0.69%	0.80%
Total Annual Fund
Operating Expenses	2.01%	2.79%	2.63%	1.54%	1.90%
Expenses Waived[7]	0.41%	0.19%	0.03%	0.00%	0.30%
Net Fund Operating Expenses	1.60%	2.60%	2.60%	1.54%	1.60%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

6 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

7Through July 31, 2009, IICO, the Fund's investment manager, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the expenses for Class A shares at 1.60%, for Class B shares at 2.60%, for Class C shares at 2.60%, for Class I shares at 1.60% and for Class Y shares at 1.60%.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,119	$1,550	$2,743
Class B Shares	663	1,140	1,551	2,913	[1]
Class C Shares	263 [2]	814	1,392	2,961
Class I Shares	157	486	839	1,835
Class Y Shares	163	558	989	2,189

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,119	$1,550	$2,743
Class B Shares	263	840	1,451	2,913	[1]
Class C Shares	263	814	1,392	2,961
Class I Shares	157	486	839	1,835
Class Y Shares	163	558	989	2,189

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Global Natural Resources Fund

An Overview of the Fund

Objective
To provide long-term growth. Any income realized will be incidental.

Principal Strategies
Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Fund's investment subadvisor, Mackenzie, uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers and positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund's assets in North America, international exposure may exceed 50% of the Fund's total assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Fund's total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the level of the Fund's cash position may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other holdings.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart presents the annual total returns for Class A and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	-29.35%
1999	40.98%
2000	9.86%
2001	15.40%
2002	4.66%
2003	45.61%
2004	27.94%
2005	29.11%
2006	25.79%
2007	43.59%

In the period shown in the chart, the highest quarterly return was 24.19% (the fourth quarter of 2001) and the lowest quarterly return was -21.37% (the third quarter of 2001). The Class A return for the year through June 30, 2008 was 5.56%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	--------	----------	-----------
Class A
Before Taxes	35.34%	32.57%	18.39%
After Taxes on Distributions	32.31%	31.04%	17.55%
After Taxes on Distributions
and Sale of Fund Shares	25.13%	28.91%	16.49%
Class B
Before Taxes	38.48%	33.01%	18.18%
Class C
Before Taxes	42.56%	33.17%	18.04%
Class Y (began on 07-24-2003)
Before Taxes	43.72%	36.68%	N/A
Indexes
MSCI Commodity-Related Index[1]	43.48%	30.21%	15.39%
Lipper Natural Resources Funds
Universe Average[2,3]	39.63%	30.82%	16.54%
Lipper Global Natural Resources Funds
Universe Average[2,3]	39.72%	32.03%	17.35%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

3Lipper changed the Fund's classification from the Lipper Natural Resources Funds Universe Average to the Lipper Global Natural Resources Funds Universe Average effective May 2008. Both averages are presented in this prospectus for comparison purposes.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.22%	0.27%	0.19%	0.20%	0.21%
Total Annual Fund Operating Expenses	1.27%[6]	2.07%	1.99%[6]	1.00%	1.26%[6]

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6 The Total Annual Fund Operating Expenses shown reflect the annual fee payable; however, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have voluntarily agreed to waive expenses for Class A, Class C and Class Y shares so that the total annual fund operating expenses do not exceed the following levels: Class A, 1.70%; Class C, 2.40% and Class Y, 1.20%. IFDI and WRSCO may change or terminate this waiver at any time.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$697	$955	$1,232	$2,021
Class B Shares	610	949	1,214	2,195	[1]
Class C Shares	202 [2]	624	1,073	2,317
Class I Shares	102	318	552	1,225
Class Y Shares	128	400	692	1,523

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$697	$955	$1,232	$2,021
Class B Shares	210	649	1,114	2,195	[1]
Class C Shares	202	624	1,073	2,317
Class I Shares	102	318	552	1,225
Class Y Shares	128	400	692	1,523

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Real Estate Securities Fund

An Overview of the Fund

Objective
To provide total return through a combination of capital appreciation and current income.

Principal Strategies
Ivy Real Estate Securities Fund invests, under normal market conditions, at least 80% of its net assets in the real estate or real estate-related industries. "Real estate" securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related" securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund invests in the securities of domestic and, to a lesser extent, foreign issuers. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Fund's real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by other REITs, but may also engage in related or unrelated businesses.

The Fund focuses on growth-oriented companies with value characteristics. The Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), utilizes a bottom-up fundamental stock-picking approach in selecting securities for investment by the Fund, which includes consideration of factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Fund then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, including the following:

  target valuation is reached and operating performance is not sustainable company fundamentals have deteriorated or do not meet expectations economics, financial market or sector of the real estate industry has weakened

Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of the Fund's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing, or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies, Other Investments and Risks" below) may be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Fund's securities issued by REITs may be affected if one or more of those REITs were to lose their favorable tax status the value of the Fund's securities issued by REOCs may be affected by income streams derived from businesses other than real estate ownership the value of the Fund's securities may be adversely affected due to the lesser availability of credit for real estate or other disruptions in the capital markets for real estate the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate-related industries, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Real Estate Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of broad measures of market performance and a peer group average. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of the Ivy Real Estate Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A for each full calendar year since these shares were first offered and shows how performance has varied from year to year. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

2000	25.66%
2001	9.60%
2002	6.19%
2003	41.14%
2004	34.69%
2005	10.46%
2006	29.81%
2007	-16.50%

In the period shown in the chart, the highest quarterly return was 17.72% (the fourth quarter of 2004) and the lowest quarterly return was -12.35% (the fourth quarter of 2007). The Class A return for the year through June 30, 2008 was -4.04%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		5 Years
		(or Life	Life
	1 Year	of Class)	of Class
	--------	----------------	-----------------
Class A (began on 2-25-1999)[1]
Before Taxes	-21.30%	16.49%	13.76%
After Taxes on Distributions	-22.71%	14.95%	11.76%
After Taxes on Distributions
and Sale of Fund Shares	-12.08%[2]	14.21%	11.31%
Class B (began on 12-8-2003)
Before Taxes	-20.33%	11.62%	N/A
Class C (began on 12-8-2003)
Before Taxes	-17.16%	12.20%	N/A
Class Y (began on 12-8-2003)
Before Taxes	-16.31%	13.36%	N/A
Indexes
Dow Jones Wilshire Real Estate
Securities Index[3]	-17.67%	18.62%	15.12%[4]
Lipper Real Estate Funds
Universe Average[5]	-14.81%	17.71%	14.65%[4]

1For periods prior to December 8, 2003, performance shown is that of the Advantus Real Estate Securities Fund, the predecessor of Ivy Real Estate Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Real Estate Securities Fund. Class A shares of Ivy Real Estate Securities Fund would generally have had substantially similar returns to Class A shares of the Advantus Real Estate Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Real Estate Securities Fund differ from expenses for Class A shares of Ivy Real Estate Securities Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Index comparison begins on February 28, 1999.

5Net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.52%	0.81%	0.60%	0.27%	0.23%
Total Annual Fund Operating Expenses	1.67%	2.71%	2.50%	1.17%	1.38%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$735	$1,071	$1,430	$2,438
Class B Shares	674	1,141	1,535	2,791	[1]
Class C Shares	253 [2]	779	1,330	2,836
Class I Shares	119	372	644	1,420
Class Y Shares	140	437	755	1,657

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$735	$1,071	$1,430	$2,438
Class B Shares	274	841	1,435	2,791	[1]
Class C Shares	253	779	1,330	2,836
Class I Shares	119	372	644	1,420
Class Y Shares	140	437	755	1,657

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Science and Technology Fund

An Overview of the Fund

Objective
To provide long-term capital growth.

Principal Strategies
Ivy Science and Technology Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size, and may invest without limitation in foreign securities.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund's portfolio. These include but are not limited to the following:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Fund holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in science and technology companies, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Science and Technology Fund may be appropriate for investors who seek long-term capital growth by investing in a Fund that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	44.03%
1999	177.01%[1]
2000	-26.31%
2001	-14.48%
2002	-26.57%
2003	30.17%
2004	15.18%
2005	15.64%
2006	6.62%
2007	22.54%

In the period shown in the chart, the highest quarterly return was 82.61% (the fourth quarter of 1999) and the lowest quarterly return was -23.25% (the second quarter of 2000). The Class C return for the year through June 30, 2008 was -6.45%.

1A substantial portion of the Fund's returns during this period is attributable to investments in IPOs. No assurance can be given that the Fund will be able to invest in IPOs to the same extent as it has in the past or that future IPOs in which the Fund invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	--------	-----------	-----------
Class C1
Before Taxes	22.54%	17.77%	15.38%
After Taxes on Distributions	20.36%	17.34%	14.50%
After Taxes on Distributions
and Sale of Fund Shares	17.49%	15.80%	13.76%
Class Y (began on 06-09-1998)
Before Taxes	23.71%	19.02%	15.07%
Class A (began on 07-03-2000)
Before Taxes	16.49%	17.38%	2.67%
Class B (began on 07-03-2000)
Before Taxes	18.37%	17.38%	2.39%
Indexes
S&P North American Technology
Sector Index[2,3]	16.94%	15.59%	5.74%
Lipper Science & Technology
Funds Universe Average[4]	14.92%	16.12%	7.12%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3The name of the index changed in March 2008.

4Net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	---------

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.33%	0.57%	0.41%	0.25%	0.24%
Total Annual Fund Operating Expenses	1.43%	2.42%	2.26%	1.10%	1.34%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,001	$1,312	$2,190
Class B Shares	645	1,054	1,391	2,511	[1]
Class C Shares	229 [2]	706	1,210	2,595
Class I Shares	112	350	606	1,340
Class Y Shares	136	425	734	1,613

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,001	$1,312	$2,190
Class B Shares	245	754	1,291	2,511	[1]
Class C Shares	229	706	1,210	2,595
Class I Shares	112	350	606	1,340
Class Y Shares	136	425	734	1,613

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Capital Appreciation Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of domestic and, to a lesser extent, foreign companies. IICO searches for high-quality companies characterized by profit growth, increased market share and an ability to exceed earnings expectations for the foreseeable future. It also considers valuation relative to future growth opportunities and operating free cash flow. There is no guarantee, however, that the Fund will achieve its objective.

Although major changes tend to be infrequent, the Board of Directors may change the Fund's investment objectives without seeking shareholder approval.

The Fund emphasizes growth stocks; however, it may also invest in value stocks. As well, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Although not a principal strategy, the Fund may invest in derivative instruments for the purpose of hedging its investments, as well as potentially enhancing its performance.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Capital Appreciation Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Core Equity Fund: The Fund seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality domestic and foreign companies that IICO believes are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Fund will achieve its objectives.

IICO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, IICO seeks to identify trends which indicate specific industries that have the potential to experience multi-year growth. Once identified, IICO seeks to invest in what it believes to be dominant companies that will benefit from these trends, including companies that IICO believes have long-term earnings potential greater than the market expectations.

Through its bottom-up stock selection, IICO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When IICO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade, that is, rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Dividend Opportunities Fund: The Fund seeks to achieve its objective of total return by investing primarily in large cap, high-quality companies with established operating records that IICO believes may accelerate or grow their dividend payout ratio. There is no guarantee, however, that the Fund will achieve its objective. Although major changes tend to be infrequent, the Board of Trustees of the Fund may change the Fund's investment objective without seeking shareholder approval.

IICO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments, thereby returning value to its shareholders. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value

The Fund's emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.

For Federal income tax purposes, net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally is taxed at a maximum rate of 15% for noncorporate shareholders, and "qualified dividend income" received by those shareholders is taxed as net capital gain as well, provided that certain holding period and other requirements are met. IICO believes that the tax treatment of qualified dividend income may benefit companies that regularly issue dividends.

Although the Fund invests primarily in domestic securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

While the Fund invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objective. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality.

At times, when IICO believes that a temporary defensive position is desirable or to achieve income, the Fund may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Fund may not achieve its objective.

Risks. An investment in Ivy Dividend Opportunities Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to medium-sized domestic and, to a lesser extent, foreign companies that IICO believes have appreciation possibilities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. IICO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, IICO concentrates on profitability, capital industry, cash flow and calculation measures, as well as earnings growth rates. IICO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that IICO believes offer above-average growth potential. The Fund primarily focuses on mid-cap growth companies that have the potential to become a large-cap company. Mid cap companies typically are companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, IICO considers a company's capitalization at the time the Fund acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Fund's investment policy. There is no guarantee, however, that the Fund will achieve its objective.

As noted, IICO utilizes a bottom-up approach in its selection of securities for the Fund, and focuses on companies with strong growth models, profitability and sound capital structures. Other desired characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders and a leading market position.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term U.S. government securities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother, more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on higher-quality companies. IICO seeks companies that it believes exhibit defensible market positions by having one or more of the following characteristics: a company that is a strong niche player, that features involvement of the founder; or that demonstrates a strong commitment to shareholders. IICO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's investment policy. From time to time, the Fund also will invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in IICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Fund may invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Fund may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund also may invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, however, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Value Fund: The Fund seeks to achieve its objective of long-term accumulation of capital by investing primarily in various types of equity securities of small cap, value-oriented domestic and, to a lesser extent, foreign companies. There is no guarantee, however, that the Fund will achieve its objective.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's investment policy. From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, IICO makes an assessment of the current state of the economy, examines various industry sectors, and analyzes individual companies in the small cap universe. IICO primarily focuses on equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that IICO believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, IICO considers factors such as a company's ratio of market price to earnings, ratio of enterprise value to operating cash flow, ratio of market price to book value, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, quality of management and competitive market position. In seeking to achieve its investment objectives, the Fund may also invest in equity securities of companies that IICO believes show potential for sustainable earnings growth above the average market growth rate.

The Fund primarily invests in common stocks; however, it may invest, to a lesser extent, in preferred stocks and other securities convertible into equity securities. The Fund may invest up to 10% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. Other defensive tactics that may be used by IICO include holding smaller position sizes in individual holdings and/or being more broadly diversified across sectors and industries. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Value Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Value Fund: The Fund seeks to achieve its objective of long-term accumulation of capital by primarily investing, for the long term, in the common stocks of large-cap undervalued domestic and, to a lesser extent, foreign companies. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Fund seeks to invest in stocks that are, in the opinion of IICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. There is no guarantee, however, that the Fund will achieve its objective.

IICO utilizes both fundamental research and quantitative analysis to identify securities for the Fund. The Fund will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. IICO searches for companies with leading positions in their respective industries, solid management teams, strong balance sheets with a high free cash flow and strong barriers to competition. The Fund may also invest in growth stocks that are, in IICO's opinion, temporarily undervalued. As well, IICO attempts to diversify the Fund's holdings among sectors in an effort to minimize risk.

The Fund may invest in foreign securities; however, it does not intend to invest more than 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. The Fund may also invest in derivative instruments, both to generate income and for the purpose of hedging its current stock positions.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Value Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Cundill Global Value Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. There is no guarantee, however, that the Fund will achieve its objective.

The Fund may also invest up to 20% of its total assets in "distressed debt," which are fixed income securities, often non-investment grade, of distressed companies. Distressed debt securities may be issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Mackenzie, the Fund's investment subadvisor, generally chooses such securities for the Fund to seek capital appreciation rather than to seek income.

The investment approach of Mackenzie is based on a contrarian "value" philosophy. Mackenzie looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Mackenzie focuses primarily on the company's financial statements. Mackenzie also considers factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. A security is purchased when the price reflects a significant discount to Mackenzie's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Mackenzie does not forecast economies or corporate earnings.

When deciding to either buy or sell a security, Mackenzie also considers factors such as liquidity, capitalization, competition, management's history, corporate governance, foreign accounting anomalies and industry trends.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Cundill Global Value Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy European Opportunities Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. Henderson, the Fund's investment subadvisor, searches for what it believes to be undervalued stocks, and believes that periods of uncertainty may provide good opportunities for its stock-picking approach. There is no guarantee, however, that the Fund will achieve its objective.

While the Fund typically invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equities, it may also invest a portion of its assets in debt securities of European issuers, up to 20% of which may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds, that is, bonds rated BB and below by S&P or Ba and below by Moody's or, if unrated, deemed by Henderson to be of comparable quality).

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks as well as a supplement in pursuit of its investment objective.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy European Opportunities Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund: The Fund seeks to achieve its objective of a high level of total return by investing in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. Normally, the Fund invests approximately 50% to 70% of its total assets in international equity securities and approximately 30% to 50% of its total assets in international investment-grade debt securities. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in securities of companies or governments in developed foreign markets. However, the Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets. In addition, the Fund may invest up to 20% of its total assets in debt securities of companies or governments located in developing or emerging markets. Under normal circumstances, the Fund will maintain investments in securities of issuers in at least three countries.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting these equity securities, Templeton, the Fund's investment subadvisor, conducts a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential; that is, Templeton seeks securities that it believes are selling at a discount. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, as well as projected future earnings and cash flow, are also considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities, Templeton evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances. Templeton may rely on active duration management in an effort to add value to the Fund's holdings.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Core Equity Fund: The Fund seeks to achieve its primary objective of long-term capital growth and its secondary objective of current income by investing primarily in equity securities principally traded in European and Asian/Pacific Basin markets and primarily issued by reasonably valued companies with strong cash flows and exposure to global investment themes. IICO also may employ a growth approach, seeking companies whose earnings it believes will grow faster than the economy. There is no guarantee, however, that the Fund will achieve its objectives.

The Fund invests in a variety of economic sectors and industry segments to seek to reduce the effects of price volatility in any one area. IICO seeks to identify an investment theme, then determine the most appropriate sectors and geographies to benefit from that theme and finally to find reasonably valued companies with improving returns on capital, good growth prospects and solid cash generation. IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis (economic growth, money flows, business cycle, interest rates, political climate, and currencies), industry dynamics (growth opportunities, competitive dynamics, cyclical sensitivity, and economic returns), and individual stock selection (strong cash flow, strengthening fundamentals, solid or improving competitive advantage, expected returns, value relative to peers, and growth prospects) in composing the portfolio.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and invest without limit in government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Growth Fund: The Fund seeks to achieve its primary objective of long-term growth and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, IICO believes, are likely to have strong growth over several years. IICO seeks profitable companies with a competitive advantage in their industry as well as the ability to sustain their growth rates. The Fund may invest in any geographic area and within various sectors. There is no guarantee, however, that the Fund will achieve its objectives.

Under normal economic conditions, the Fund invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and may invest up to all of the Fund's assets in U.S. government securities, investment-grade debt securities and cash and cash equivalents such as commercial paper, short-term notes and other money market securities; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it also may invest all of the Fund's assets in domestic securities. By taking a temporary defensive position, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Growth Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund: Each of Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund is a "fund of funds," which means that it invests, almost exclusively, in other funds within the Ivy Family of Funds as described earlier, rather than investing directly in stocks, bonds and other instruments. As a fund of funds, each Fund is subject to the following risks.

  an investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. See the applicable disclosure above for the risks of investing in each underlying fund.
  each Fund's performance will reflect the investment performance of the underlying funds it holds. A Fund's performance thus depends both on the allocation of its assets among the various underlying funds and the ability of those funds to meet their investment objectives. IICO may not accurately assess the attractiveness or risk potential of a particular underlying fund, asset class, or investment style.
  each Fund invests in a limited number of underlying funds and may invest a significant portion of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of a Fund and the price of its shares. As with any mutual fund, there is no assurance that any underlying fund will achieve its investment objective.
  each underlying fund pays its own management fees and also pays other operating expenses. An investor in a Fund will pay both the Fund's expenses and, indirectly, the management fees and other expenses of the underlying funds that the Fund holds.
  one underlying fund may purchase the same securities that another underlying fund sells. A Fund that invests in both underlying funds would indirectly bear the costs of these trades.

Certain Ivy funds are selected for each Fund to establish a diversified range of investments to assist the Fund in achieving its investment objectives.

Ivy Pacific Opportunities Fund: The Fund seeks to achieve its primary objective of long-term capital growth and its secondary objective of current income by investing primarily in companies whose equity securities are traded mainly on markets located within the Pacific region, issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. There is no guarantee, however, that the Fund will achieve its objectives.

A strong fundamental equity analysis is the basis of the investment process, with important input regarding economic, financial and political issues for each country and region. Stock selection focuses on what IICO feels are stable companies with impressive corporate management in sectors that IICO believes are best positioned for the current market environment.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Pacific Opportunities Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Asset Strategy Fund: The Fund seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds, and short-term instruments of both foreign and domestic issuers. The Fund may invest up to 100% of its total assets in foreign securities. The Fund may invest in almost any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Fund will change from time to time depending on IICO's assessment of the market for each investment type. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

IICO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's objective. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO's decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective.

IICO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (1940 Act). The Fund also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

The Fund may also seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Fund normally would be hedging its exposure on debt obligations that it holds.

As a temporary defensive measure, the Fund may increase its holdings in bonds or short-term instruments when IICO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Fund may also invest in derivative instruments for both defensive and speculative purposes. IICO may, as a temporary defensive measure, invest up to all of the Fund's assets in money market instruments rated in one of the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or unrated securities judged by IICO to be of comparable quality, and up to 25% of the Fund's total assets in precious metals.

Although IICO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Balanced Fund: The Fund seeks to achieve its primary objective of providing current income, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Fund will achieve its objectives.

The Fund owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund may also invest in convertible securities. The Fund ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Fund invests primarily in medium to large, well-established companies that typically issue dividend producing securities. The majority of the Fund's debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund has no limitations on the range of maturities of debt securities in which it may invest nor on the size of companies in which it may invest. The Fund may also purchase an unlimited amount of foreign securities; however, the Fund intends to have less than 10% of its total assets invested in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Energy Fund. The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in the equity securities of companies engaged in various aspects of the energy industry, including the production, exploration, distribution of energy or relating to the infrastructure of energy, as well as the research and development or production of alternative energy sources, including but not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and companies using newer energy technologies such as nuclear, geothermal, oil shale, wind power, and solar power.

After reviewing the market outlook for the energy industry and then identifying trends and sectors, IICO uses a research-oriented, "bottom-up" investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and will generate above-average, long-term capital appreciation.

There is no guarantee, however, that the Fund will achieve its objective. Although major changes tend to be infrequent, the Board of Directors of the Fund may change the Fund's investment objectives without seeking shareholder approval.

Primarily investing in the energy sector can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real or perceived inflationary trends and political developments, and the cost assumed by energy companies in complying with environmental and safety regulations.

The Fund is also subject to the risk that the earnings, dividends and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including:

  international political developments
  production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries relationships among OPEC members and other oil-producing countries and between those countries and oil-importing nations energy conservation
  the regulatory environment
  tax policies
  the economic growth and political stability of the key energy-consuming countries

The Fund may, but is not required to, use a range of other investment techniques, including investing in physical commodities within the energy sector (primarily crude oil, natural gas and coal), income trusts, publicly-traded partnerships (often referred to as master limited partnerships (MLPs)), derivatives (primarily for the purpose of hedging various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements)), and selling securities short. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The MLPs in which the Fund may invest are primarily engaged in by oil and gas-related businesses, including companies that process and distribute energy. Net income from an interest in a qualified publicly-traded partnership (QPTP) is qualifying income for a mutual fund. The Fund intends that all the MLPs in which it invests will be QPTPs. Please see the Fund's SAI regarding the tax and potential regulatory consequences if the Fund invests in a MLP that is not a QPTP. The value of these instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political or regulatory developments.

Investing in commodities may expose the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings. The Fund's investments in income trusts, MLPs, and commodities (and derivatives related thereto) will be limited by tax considerations.

As a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Energy Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Short Sales Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Fund's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce Fund volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Fund's holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Fund may also invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

"Real estate" securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

"Real estate-related" securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital has built a network of industry contacts that is designed to enhance its knowledge of a company's underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Fund's real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and mortgages. The Fund primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level Federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other entities subject to Federal income tax. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by REITs, but also may engage in related or unrelated businesses. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Fund may invest up to 10% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in IICO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Fund.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of each Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or the investment subadvisor in selecting investments.

Each Fund also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Fund may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant.

Each Fund may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Fund, which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, IICO or the investment subadvisor, as applicable, may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the investment subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet IICO's or the investment subadvisor's, as applicable, selection criteria for implementing the Fund's investment objective(s), strategies and policies.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

Commodities Risk – Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk – An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk – If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk – An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or the investment subadvisor's, as applicable, analysis of credit risk more heavily than usual.

Derivatives Risk – A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk – A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). A Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk – Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk – The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk – Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk – A Fund may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk – Investments in IPOs can have a significant positive impact on the Fund's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.

Interest Rate Risk – The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Funds may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since most ETFs are a type of investment company, a Fund's purchases of shares of such ETFs are subject to the Fund's non-fundamental investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the underlying investment company (which is in addition to the investment management fee paid by a Fund).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk – A Fund with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk – Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk – In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Market Risk – All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk – Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk – Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Fund's investment income.

REIT-Related Risk – The value of a Fund's REIT securities may be adversely affected by changes in the value of the REIT's underlying property. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass-through treatment under the Code, or maintain its exemption from registration under the 1940 Act.

REOC-Related Risk – A REOC is similar to an equity REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a typical REOC does not have the favorable tax treatment that is accorded a REIT.

Short Sales Risk – Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time a Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of the premium or interest the Fund must pay to the lender of the security. A Fund is also required to segregate assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. A Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance.

Small Company Risk – Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk – Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO or the investment subadvisor, undervalued. The value of a security believed by IICO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $28 billion in assets under management as of March 31, 2008 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002, and as investment manager for each of the Funds in Ivy Funds, Inc. since June 30, 2003. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Real Estate Securities Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $19 billion in assets under management as of March 31, 2008.

Under an agreement between IICO and Henderson Global Investors (North America) Inc. (HGINA), HGINA serves as investment subadvisor to Ivy European Opportunities Fund. Henderson Investment Management Ltd. (Henderson), 4 Broadgate Avenue, London, England EC2M 2DA, under a subadvisory agreement with HGINA, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy European Opportunities Fund. Henderson and HGINA are indirect, wholly owned subsidiaries of Henderson Group plc, a London-based public company whose shares are traded on the London Stock Exchange. Henderson had approximately $117 billion in assets under management as of December 31, 2007.

Under an agreement between IICO and Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Global Natural Resources Fund. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of March 31, 2008, had approximately $60.9 billion Canadian in assets under management.

Under an agreement between IICO and Mackenzie, Mackenzie also serves as investment subadvisor to Ivy Cundill Global Value Fund. Mackenzie Cundill Investment Management Ltd. (Cundill) is one of the companies that comprises The Cundill Division of Mackenzie and, under a Memorandum of Understanding with Mackenzie, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund.

Templeton Investment Counsel, LLC (Templeton), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy International Balanced Fund pursuant to an agreement with IICO. Templeton has an agreement with its affiliate, Templeton Global Advisors Limited, under which Edgerton Tucker Scott provides his services to Ivy International Balanced Fund. In addition, Templeton has an agreement with its affiliate, Franklin Advisors, Inc., under which Michael Hasenstab, Ph.D. provides his services to the Fund. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $201 billion in assets under management as of March 31, 2008.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund: 0.05% of net assets
  Ivy Capital Appreciation Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion
  Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Dividend Opportunities Fund, Ivy International Balanced Fund, Ivy Large Cap Growth Fund, Ivy Value Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy Core Equity Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, 0.55% of net assets over $3 billion and up to $5 billion, 0.525% of net assets over $5 billion and up to $6 billion, and 0.50% of net assets over $6 billion.
  Ivy Energy Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy European Opportunities Fund: 1.00% of net assets up to $250 million; 0.85% of net assets over $250 million and up to $500 million, and 0.75% of net assets over $500 million
  Ivy International Core Equity Fund and Ivy International Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.70% of net assets over $3 billion
  Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy Pacific Opportunities Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2008 were:

Fund	Management Fees Paid[1]
Ivy Asset Strategy Fund	0.59%
Ivy Balanced Fund	0.70%
Ivy Capital Appreciation Fund	0.65%
Ivy Core Equity Fund	0.70%
Ivy Cundill Global Value Fund	0.94%
Ivy Dividend Opportunities Fund	0.70%
Ivy Energy Fund	0.50%[1]
Ivy European Opportunities Fund	0.90%
Ivy Global Natural Resources Fund	0.80%
Ivy International Balanced Fund	0.70%
Ivy International Core Equity Fund	0.85%
Ivy International Growth Fund	0.85%
Ivy Large Cap Growth Fund	0.70%
Ivy Managed European/Pacific Fund	0.04%[1]
Ivy Managed International Opportunities Fund	0.05%[1]
Ivy Mid Cap Growth Fund	0.85%
Ivy Pacific Opportunities Fund	0.98%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%
Ivy Small Cap Value Fund	0.85%
Ivy Value Fund	0.70%

1For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the Funds in this prospectus is available in each Fund's Semiannual Report to Shareholders dated September 30, 2007.

Portfolio Management

Ivy Asset Strategy Fund: Michael L. Avery, Ryan F. Caldwell and Daniel J. Vrabac are primarily responsible for the day-to-day management of the Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. In June 2005 he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has held his Ivy Asset Strategy Fund responsibilities since January, 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Mr. Vrabac has held his Fund responsibilities for Ivy Asset Strategy Fund since January 1997. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Ivy Balanced Fund: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Ivy Balanced Fund. Ms. Prince-Fox has held her responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since May 2003. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. As well, she is Chief Investment Officer of Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by WRIMCO since January 1993. She earned a BBA degree in Finance from St. Mary's University at San Antonio, Texas, and has earned an MBA with an emphasis in Finance from Rockhurst College.

Ivy Capital Appreciation Fund: Barry M. Ogden is primarily responsible for the day-to-day management of Ivy Capital Appreciation Fund, and has held his Fund responsibilities since January 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Ogden has served as assistant portfolio manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1994. He graduated from the University of Kansas with a BS degree in accounting, and has earned the designation of Certified Public Accountant. Mr. Ogden is a Chartered Financial Analyst.

Ivy Core Equity Fund: Erik R. Becker and Gustaf C. Zinn are primarily responsible for the day-to-day management of Ivy Core Equity Fund. Mr. Becker has held his Fund responsibilities since February 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Core Equity Fund since 2003, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has held his responsibilities for Ivy Core Equity Fund since February 2006. He has been an employee of WRIMCO since 1998 and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst. Mr. Zinn is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. Mr. Zinn is a Chartered Financial Analyst.

Ivy Cundill Global Value Fund: F. Peter Cundill founded Peter Cundill & Associates Ltd. in 1975, and, from the inception of the Fund in March 2000 until earlier this year, held the position of portfolio manager for Ivy Cundill Global Value Fund. Although Mr. Cundill will no longer be responsible for the day-to-day management of the Fund, he will, in his position as Chief Investment Officer of The Cundill Division of Mackenzie, lead the management team of which Wade S. Burton and Andrew Massie are members, and who are now primarily responsible for the day-to-day management of Ivy Cundill Global Value Fund. Each has held his Fund responsibilities since December 2007.

Mr. Burton has been Vice President, Investment Management, and Portfolio Manager and Research Analyst with The Cundill Division since September 2006. He was with Cundill Investment Research Ltd., Vancouver since 2000, serving as an analyst, associate portfolio manager and portfolio manager. Mr. Burton holds a B. A. degree in Political Science from the University of Western Ontario, and pursued graduate studies in Finance and Accounting at McGill University. He is a Chartered Financial Analyst.

Mr. Massie has been Vice President, Investment Management, and Portfolio Manager and Research Analyst with The Cundill Division since September 2006. He was with Cundill Investment Research Ltd. and prior to that, Peter Cundill and Associates Ltd., Vancouver since 1984, serving in a variety of capacities, most recently as a portfolio manager. Mr. Massie's educational experience includes first year studies in the Business Program at Langara College, the Canadian Securities Course, Third Year Certified General Accountant (CGA) Program, and the Canadian Investment Manager Program (CIM).

Ivy Dividend Opportunities Fund and Ivy Energy Fund: David P. Ginther is primarily responsible for the day-to-day management of Ivy Dividend Opportunities Fund and Ivy Energy Fund. He has held his responsibilities for Ivy Dividend Opportunities Fund since its inception in July 2003 and for Ivy Energy Fund since its inception in April 2006. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Ivy Funds, Inc., and portfolio manager for other investment companies for which WRIMCO serves as investment manager, and has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy European Opportunities Fund: Paul Casson is primarily responsible for the day-to-day management of Ivy European Opportunities Fund, and has held his Fund responsibilities since April 2006. Mr. Casson joined Henderson Global Investors in 2005 as Associate Director of Pan-European Equities. Prior to joining Henderson Global Investors, he was associated with SVM Asset Management as a Fund Manager for Pan-European Equities. He earned BSc and MSc degrees in Accounting from Queens University Belfast, and an MSc in Investment Analysis from the University of Stirling.

Mr. Casson succeeds Stephen Peak as portfolio manager for Ivy European Opportunities Fund. Although Mr. Peak will no longer be responsible for the day-to-day management of the Fund, he will, in his position as Head of Pan-European Equities for Henderson, lead the management team of which Mr. Casson is a member.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Global Natural Resources Fund. He has managed the Fund since its inception in January 1997. Mr. Sturm also is primarily responsible for the day-to-day management of W&R Target Global Natural Resources Portfolio, whose investment adviser is WRIMCO. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce and finance from the University of Toronto. Mr. Sturm is a Chartered Financial Analyst.

Ivy International Balanced Fund: Edgerton Tucker Scott III and Michael Hasenstab, Ph.D. are primarily responsible for the day-to-day management of Ivy International Balanced Fund. Mr. Scott has held his responsibilities since the inception of the Fund in December 2003, and was the portfolio manager for the predecessor fund since June 2000. He is Senior Vice President of Templeton Investment Counsel, LLC. Mr. Scott earned a BA from the University of Virginia and a MBA from Amos Tuck School of Business at Dartmouth College. He is a Chartered Financial Analyst.

Dr. Hasenstab has held his Ivy International Balanced Fund responsibilities since March 2006. He joined Franklin Templeton Investments in July 1995, and, after taking a leave of absence to obtain his Ph.D., rejoined the company in April 2001. Dr. Hasenstab is Vice President, Co-Director of International Fixed Income, and portfolio manager for Franklin Templeton Investments' International Bond Department. Dr. Hasenstab earned a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.

Ivy International Core Equity Fund: Thomas A. Mengel and John C. Maxwell are primarily responsible for the day-to-day management of Ivy International Core Equity Fund. Mr. Mengel has held his Fund responsibilities since December 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Mengel has been a portfolio manager for, and employee of, WRIMCO since May 1996. He is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

John C. Maxwell has held his Ivy International Core Equity Fund responsibilities since February 2006. He joined WRIMCO in 1998 as an investment analyst and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003. In 2004, Mr. Maxwell began assisting the international group as an investment analyst. He has been appointed Vice President of IICO and WRIMCO. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Ivy International Growth Fund: Thomas A. Mengel is primarily responsible for the day-to-day management of Ivy International Growth Fund. Mr. Mengel has held his Fund responsibilities since December 2002. He is also the portfolio manager for Ivy International Core Equity Fund, and his biographical information is listed in the disclosure for Ivy International Core Equity Fund.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of, and co-portfolio manager for, Waddell & Reed Advisors Vanguard Fund, Inc. and W&R Target Growth Portfolio, for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his Fund responsibilities for Ivy Large Cap Growth Fund since June 2006. He joined WRIMCO in 1998, and has served as a portfolio manager for funds managed by WRIMCO since that time. He is Senior Vice President of WRIMCO and IICO, and Vice President of, and co-portfolio manager for, W&R Target Growth Portfolio and Waddell & Reed Advisors Vanguard Fund, Inc., for which WRIMCO serves as investment manager. Mr. Sanders earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst.

Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund: Michael L. Avery is primarily responsible for the day-to-day management of both the Ivy Managed European/Pacific Fund and the Ivy Managed International Opportunities Fund, and has held his Fund responsibilities since each Fund's inception. He is also the portfolio manager for Ivy Asset Strategy Fund, and his biographical information is listed in the disclosure for Ivy Asset Strategy Fund.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott joined WRIMCO in April 1999. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Pacific Opportunities Fund: Frederick Jiang is primarily responsible for the day-to-day management of Ivy Pacific Opportunities Fund. Mr. Jiang has held his Fund responsibilities since February 2004, and had been assistant portfolio manager for the Fund since July 2003. He is Senior Vice President of IICO and WRIMCO and Vice President of the Trust. From July 1999 to July 2003, he served as an investment analyst for IICO and WRIMCO. Mr. Jiang holds a BA degree in Economics from the Central University of Finance and Economics, Beijing, China, and earned an MBA degree in Finance from New York University. Mr. Jiang has earned a Chinese Certified Public Accountant designation, and is a Chartered Financial Analyst.

Ivy Real Estate Securities Fund: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Mr. Betlej has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his Fund responsibilities for Ivy Real Estate Securities Fund since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, RBC Dain Rauscher, Inc. Mr. Bolken is a Chartered Financial Analyst.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Gilbert C. Scott is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund, and has held his Fund responsibilities since August 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Ivy Small Cap Value Fund: Timothy J. Miller is primarily responsible for the day-to-day management of Ivy Small Cap Value Fund and has held his Fund responsibilities since March 24, 2008, when IICO assumed direct investment management responsibilities of the Fund's portfolio from BlackRock Capital Management, Inc., the Fund's former investment subadviser. Mr. Miller joined IICO and WRIMCO in February 2008. Previous employment included serving as the primary portfolio manager of the Invesco Dynamics Fund from December 1993 through mid-2004, as the Chief Investment Officer of Invesco Funds Group, Inc. from July 2000 until July 2003, and as the Chief Investment Officer of the Denver Investment Center of Invesco North America from July 2003 until May 2004. Since May 2004, Mr. Miller has served on the Board of Trustees and the Finance Committee of Escuela de Guadalupe, a dual-language, kindergarten through fifth grade school serving children from low-income communities in Denver, Colorado, and has served on the Investment Committee of Regis Jesuit High School in Denver, Colorado, helping the school manage its endowment funds. Mr. Miller holds an M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University. He is a CFA Charter holder.

Ivy Value Fund: Matthew T. Norris is primarily responsible for the day-to-day management of Ivy Value Fund. He has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since July 2003. Mr. Norris is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. In June 2005 he was named Director of Equity Research for IICO and WRIMCO. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital Management, Inc. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

Choosing a Share Class

Each class of shares offered in this Prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than five years). Class B shares are not available for investments of $100,000 or more, and Class C shares are not available for investments of $1 million or more. Class I shares and Class Y shares are described below.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[1]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within 12 months after purchase
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%
	Converts to Class A shares eight years after the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $1 million or more, only Class A shares are available	Shareholders investing $100,000 or more may not purchase Class B shares. Requests to purchase Class B shares by such shareholders will not be honored	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares

1A 1% CDSC is imposed on purchases of $1 million or more of Class A shares, at NAV, that are redeemed within 12 months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of its Class A, Class B, Class C and Class Y shares. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisor or financial intermediary. Under the Class A Plan, a Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse or compensate IFDI for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate or reimburse IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the National Association of Securities Dealers (NASD) rules as then in effect. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts. Class I shares do not have a Plan.

Since these fees are paid out of a Fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and Class C shares may result in a lower NAV than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

Class A shares

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. As noted, Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets, except Class A shares of Ivy International Growth Fund issued prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. For this Fund, the annual 12b-1 fee attributable to the Class A shares of the Fund may equal up to 0.25% of the net assets issued on or after January 1, 1992. The ongoing expenses of Class A shares are lower than those for Class B or Class C shares and typically higher than those for Class Y shares or Class I shares.

Calculation of Sales Charges on Class A Shares
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
-------------	-----------	-----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see "Additional Compensation to Intermediaries" for more information.

Sales Charge Reductions

Lower sales charges on the purchase of Class A shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B or Class C shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B or Class C shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included. Purchases made during the 30 days prior to receipt by WRSCO of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to WRSCO's receipt of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 days prior to receipt by WRSCO of the LOI.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

With respect to purchases under other retirement plans:

1. All purchases of Class A shares made for a participant in a multi-participant retirement plan may be grouped only with other purchases made under the same plan.

2.         All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Code (Qualified Plan) that is maintained by a corporate employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

3.         All purchases of Class A shares made under a simplified employee pension plan (SEP), SIMPLE IRA or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, if elected, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

4.         All purchases of Class A shares made by you or your spouse for your or your spouse's individual retirement accounts (IRAs), salary reduction plan accounts under Section 457 of the Code, or 403(b) tax sheltered accounts may be grouped, as well as your or your spouse's Keogh plan accounts, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

  Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees
  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of IICO, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed
  Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals
  Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records
  Participants in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets
  Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement
  Shareholders reinvesting, into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh plan or a custodial account under sections 457(b) and 403(b)(7) of the Code
  The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.
  Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, offered and distributed by Securian Retirement Services, a business unit of Minnesota Life.
  Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements
  Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed

For purposes of determining sales at NAV, an individual's domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class A shares may be purchased at NAV through:

  Exchange of Class A shares of any fund in the Ivy Family of Funds or shares of Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed and Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment once each calendar year of all or part of the proceeds of redemption of your Class A shares of a Fund in Class A shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request
  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A shares. IFDI pays 4.00% of the amount invested to dealers who sell Class B shares and 1.00% of the amount invested to dealers who sell Class C shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted earlier, Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any reinvested dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on August 17, 2007, then redeems all Class B shares on August 15, 2008, the shareholder will pay a CDSC of 4.00%, the rate applicable to redemptions made within the second year of purchase.

Shareholders who are eligible to purchase Class A shares at a reduced sales charge due to the breakpoints available on a purchase of $100,000 or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class B shares. In such case, requests to purchase Class B shares will not be accepted. The Fund will not apply the limitation to Class B share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds' records, and it will be the responsibility of the broker-dealer holding the omnibus account to apply the limitation for such purchases.

Class C shares

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of 0.75% of average net assets. Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate.

Shareholders who are investing $1 million through a sales charge reduction feature, including a shareholder eligible to purchase Class A shares at no sales charge due to the breakpoints available on a purchase of $1 million or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C shares. In such case, requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares. The Fund will not apply the limitation to Class C share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds' records and it will be the selling broker's responsibility to apply the limitation for such purchases.

The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh plan or a custodial account under Sections 457(b) and 403(b)(7) of the Code, a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of subsequent law or legislation, the continuation of its investment would be improper redemptions of shares purchased by current or retired Trustees or Directors of the Funds, directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares made pursuant to a shareholder's participation in the systematic withdrawal service offered by the Fund, subject to the limitations on the service as further disclosed in the SAI (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)
  redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed
  Class B shares of the Funds are made available to Merrill Lynch Daily K Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.
  for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company the exercise of certain exchange privileges
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500 redemptions effected by another registered investment company by virtue of a merger or other reorganization with the Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Class I shares

Class I shares are sold without any front-end sales load or contingent deferred sales charges. Class I shares do not pay an annual 12b-1 distribution and/or service fee. Class I shares are only available for purchase by:

  fund of funds
  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401, of the Code, including 401(k) plans if the value of the plan exceeds $10,000,000, when the shares are held in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative and/or other support services to the plan certain financial intermediaries that charge their customers transaction fees with respect to their customers' investments in the Funds endowments, foundations, corporations and high net worth individuals using a trust or custodial platform investors participating in 'wrap fee' or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers and other financial institutions that have entered into agreements with IFDI participants of the Waddell & Reed Financial, Inc. Retirement Plans

Class Y shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan shareholders investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisors and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds' share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates, as well as the Funds, for providing related client-level recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed financial advisors sell primarily shares of the Funds and the Waddell & Reed Advisors Funds, a separate mutual fund family for which Waddell & Reed serves as principal underwriter and distributor (Fund Families). Either IICO or WRIMCO (each, a Manager) is the investment manager for each fund in the respective Fund Families. The Managers are affiliates of Waddell & Reed.

Waddell & Reed financial advisors are not required to sell only shares of the funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed, and/or its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily on the net assets held by the funds in the Fund Families and are paid to the Managers out of fund assets.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed and the Managers, since payments to Waddell & Reed and the Managers increase as more assets are invested in the Fund Families. Waddell & Reed employee compensation (including management and certain sales force leader compensation) and operating goals at all levels are tied to Waddell & Reed's overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor's decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed's Form ADV Disclosure Brochure.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Ways to Set Up Your Account (for Class A, Class B and Class C shares)

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants
For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization
For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans
To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell Education Savings Accounts) may be tax-deductible.

  Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For 2008, the Annual Dollar Limit is $5,000 and indexed for inflation in $500 increments, thereafter. For individuals who have attained age 50 by the last day of the taxable year for which a contribution is made, the Annual Dollar Limit is increased to include a "catch-up" contribution. The maximum annual catch-up contribution is $1,000. For each of year 2007 through 2009, certain 401(k) plan participants who received in that year at least 50% matching contributions of employer stock from an employer that in any preceding taxable year (a) declared bankruptcy and (b) was subject to indictment or conviction resulting from transactions related to the bankruptcy may each make a special IRA "catch-up" contribution of up to $3,000 for that year. An individual who makes this special "catch-up" contribution for a year may not make the catch-up contribution otherwise available for having attained age 50. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year.
  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
  Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year. An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.
  Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2,000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary. Special rules apply where the beneficiary is a special needs person.
  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.
  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other Qualified Plans.
  Owner-only Keogh Plans allow self-employed individuals and their spouses, or one or more partners and their spouses, to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $46,000 for 2008.
  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan. A Roth 401(k) contribution option may also be available on a qualified 401(k) Plan.
  403(b) Custodial Accounts are available to certain employees of public school systems, churches and Code Section 501(c)(3) (that is, tax-exempt) organizations. A Roth 403(b) contribution option may also be available.
  457(b) Plans allow certain employees of state and local governments and tax-exempt organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by IFDI. Contact your financial advisor for the form.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A shares).

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds and certain credit default swap instruments are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

In the calculation of the NAV of Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund, the shares of the underlying funds held by each of these Funds are valued at their respective NAVs per share.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Asset Strategy Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, which may invest a significant portion of their assets in foreign securities (and, with respect to Ivy Asset Strategy Fund, in derivatives on those securities), may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. IICO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

You may buy shares of each of the Funds through IFDI and through third parties that have entered into selling arrangements with IFDI. Contact IFDI or any authorized investment dealer for more information. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have. IFDI will not accept account applications unless submitted by an entity with which IFDI maintains a current selling agreement.

IFDI generally will not accept new account applications to establish an account with non-U.S. address (APO/FPO addresses are acceptable).

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to purchase shares of the Funds.

By mail: To purchase any class of shares by check, make your check payable to Ivy Funds Distributor, Inc. Mail the check, along with your completed application, to:

Ivy Funds Distributor, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To add to your account by mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to IFDI, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By telephone or internet: To purchase Class A, B or C shares of a Fund by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase through a completed Express Transaction Authorization Form (separately or within your new account application). Please call 800.777.6472 to report your purchase, or fax the information to 800.532.2749. For internet transactions, you may not execute trades greater than $25,000. You may purchase Class I and Class Y shares by calling 800.532.2783 or faxing instructions to 800.532.2784. If you need to establish an account for Class I or Class Y shares, you may call 800.532.2783 to obtain an account application. You may then mail a completed application to IFDI at the above address, or fax it to 800.532.2784.

By Automatic Investment Service: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchange	$100 (per Fund)
For AIS	$25 (per Fund)

For Class Y:

To Open an Account/To Add to an Account	Any amount

*An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

For clients of Morgan Stanley DW, Inc. (MSDW) who purchase their shares through certain fee-based advisory accounts sponsored by MSDW, the minimum initial and subsequent investment requirements for Class A shares are waived.

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to sell shares of the Funds.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to:

Ivy Client Services
c/o Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet. You may request to receive payment of your redemption proceeds via direct ACH or via wire. To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. For Class A, Class B and Class C shares, redemption requests via wire will be charged a $10 per transaction wire fee. To redeem your Class Y shares, call 800.532.2783, or fax your request to 800.532.2749, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares

Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person (for example, employer, plan administrator, or trustee).
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record a check redemption request if the address on the account has been changed within the last 30 days

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500. The Fund will give you notice and 60 days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500. These redemptions will not be subject to a CDSC. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption, and the reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. You may do this only once each calendar year as to Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year as to Class A shares of a Fund, once each calendar year as to Class B shares of a Fund and once each calendar year as to Class C shares of a Fund. The reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus, SAI, annual report or other information about each Fund request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the introducing broker.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds in the Ivy Family of Funds, including accessing a Fund's current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)
  quarter-to-date statements (quarterly)
  year-to-date statements (after the end of the fourth calendar quarter)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund's most recent prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the "Access Your Account" feature available via www.ivyfunds.com.

Exchange Privileges

Except as otherwise noted, you may sell (redeem) your shares and buy shares of the same class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares, or certain Class A shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy fund for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares). You may sell your Class I or Class Y shares of any of the Funds and buy Class I or Class Y shares, respectively, of another Fund or Class A shares of Ivy Money Market Fund.

For clients of Waddell & Reed and Legend, these exchange privileges for Class A, Class B and Class C shares also apply to the corresponding classes of shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Class I shares may exchange their shares for Class Y shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Ivy Class Y shares may not exchange those shares for shares of any class of funds within the Waddell & Reed Advisors Family of Funds.

As of December 1, 2003, Class B and Class C shares of Ivy Money Market Fund are not available for direct investment. Therefore, you may utilize Class A shares of Ivy Money Market Fund for your Funds Plus Service into any other class of a non-money market fund. Please see the SAI for additional information.

Shareholders who own Advisor Class shares or Class II (formerly, Class I) shares may exchange their shares for Class I shares of any of the Funds which offer Class I shares. Note that the Advisor Class shares were closed effective July 25, 2003 and the Class II (formerly, Class I) shares were closed effective February 18, 2003.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U. S. Virgin Islands. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

Important Exchange Information

  You must exchange into the same share class you currently own (except that you may exchange Class Y and Class I shares of any of the Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class B or Class C shares of any of the other Funds).
  Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to exchange shares of the Funds.

Converting Shares

Self-directed Conversions: If you hold Class A or Class Y shares and are eligible to purchase Class I shares, as described above in the section entitled "Class I shares," you may be eligible to convert your Class A or Class Y shares to Class I shares of the same Fund, subject to the discretion of IFDI to permit or reject such a conversion. Please contact Ivy Client Services directly to request a conversion.

Mandatory Conversions: If a shareholder no longer meets the minimum requirements to own a particular class of shares, the Fund may automatically convert those shares into another class of shares of the same Fund. The Fund will notify the shareholder in writing before any mandatory conversion from one class of shares of the Fund into another.

A conversion, whether self-directed or mandatory, between share classes of the same Fund is a non-taxable event.

If you convert from one class of shares to another, the transaction will be based on the respective net asset values of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's net asset values. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund or Ivy Small Cap Value Fund.

To discourage market timing activities by investors, the Funds' Board of Trustees or Board of Directors has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in omnibus accounts, WRSCO will, if possible, place a trading block at a tax ID number level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account. The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

A financial intermediary through which an investor may purchase shares of a Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Funds' consent or direction to undertake those efforts. In other cases, the Funds may elect to allow the intermediary to apply its own policies with respect to frequent trading in lieu of seeking to apply the Funds' policies to shareholders investing in the Funds through such intermediary, based upon the Funds' conclusion that the intermediary's policies sufficiently protect shareholders of the Funds. In either case, the Funds may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Funds and discussed in this Prospectus. If an investor purchases a Fund's shares through a financial intermediary, that investor should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to that account.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 days. Each of the non-international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service.

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans
Automatic Investment Service
To move money from your bank account to an existing Fund account
Minimum Amount	Frequency
$25 (per Fund)	Monthly

Funds Plus Service
To move money from Ivy Money Market Fund Class A to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year. Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Mid Cap Growth Fund, Ivy Pacific Opportunities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Dividend Opportunities Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.

Share Payment Option. Your dividends, capital gain and other distributions with respect to a Class of the Fund will be automatically paid in additional shares of the same Class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.

Cash Option. You will be sent a check for your dividends, capital gain and other distributions if the total distribution is at least five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same Class of the Fund.

For retirement accounts and accounts participating in MAP or SPA, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders who satisfy certain holding period requirements with respect to their Fund shares is taxed as long-term capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment. Distributions of a Fund's net capital gains that arise from investments in collectibles such as gold bullion are taxable to the shareholders at a rate of 28%.

For noncorporate taxable shareholders, each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year on a Form 1099.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase of those shares and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the 60-day reinvestment privilege or exchange privilege. See "Your Account--Selling Shares." In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis in the shares you subsequently acquire. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis in the newly purchased shares.

Withholding. Each Fund must withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gain distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Financial Highlights

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. Except as noted below, this information has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with each Fund's financial statements for the fiscal year ended March 31, 2008, are included in the Funds' Annual Reports to Shareholders which are incorporated by reference into each Statement of Additional Information. The financial highlights of Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund for the period ended July 31, 2003; Ivy Balanced Fund and Ivy International Balanced Fund for the period ended September 30, 2003 were audited by other auditors whose reports expressed unqualified opinions on those financial highlights. The annual report contains additional performance information and will be made available upon request and without charge.

IVY ASSET STRATEGY FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$20.65	$0.21	[a]	$6.61	[a]	$6.82	$(0.21)		$(0.20)	$(0.41)	$27.06
4-1-06 to 3-31-07	18.76	0.25	[a]	1.81	[a]	2.06	(0.02)		(0.15)	(0.17)	20.65
4-1-05 to 3-31-06	14.21	0.05		4.68		4.73	(0.04)		(0.14)	(0.18)	18.76
4-1-04 to 3-31-05	12.86	0.06		1.47		1.53	(0.07)		(0.11)	(0.18)	14.21
4-1-03 to 3-31-04	11.18	0.08		1.71		1.79	(0.11)		(0.00)	(0.11)	12.86

Class B
4-1-07 to 3-31-08	$20.22	$(0.02)	[a]	$6.50	[a]	$6.48	$(0.00)		$(0.13)	$(0.13)	$26.57
4-1-06 to 3-31-07	18.50	0.08		1.79		1.87	(0.00)		(0.15)	(0.15)	20.22
4-1-05 to 3-31-06	14.11	0.01		4.52		4.53	(0.00)	[c]	(0.14)	(0.14)	18.50
4-1-04 to 3-31-05	12.83	(0.03)		1.44		1.41	(0.02)		(0.11)	(0.13)	14.11
4-1-03 to 3-31-04	11.17	(0.03)		1.71		1.68	(0.02)		(0.00)	(0.02)	12.83

Class C
4-1-07 to 3-31-08	$20.27	$(0.01)	[a]	$6.53	[a]	$6.52	$(0.00)		$(0.15)	$(0.15)	$26.64
4-1-06 to 3-31-07	18.54	0.07		1.81		1.88	(0.00)		(0.15)	(0.15)	20.27
4-1-05 to 3-31-06	14.12	0.01		4.56		4.57	(0.01)		(0.14)	(0.15)	18.54
4-1-04 to 3-31-05	12.83	(0.03)		1.45		1.42	(0.02)		(0.11)	(0.13)	14.12
4-1-03 to 3-31-04	11.17	(0.03)		1.73		1.70	(0.04)		(0.00)	(0.04)	12.83

Class I
4-2-07* to 3-31-08	$20.71	$0.34	[a]	$6.56	[a]	$6.90	$(0.24)		$(0.20)	$(0.44)	$27.17

Class Y
4-1-07 to 3-31-08	$20.67	$0.18	[a]	$6.62	[a]	$6.80	$(0.19)		$(0.20)	$(0.39)	$27.08
4-1-06 to 3-31-07	18.78	0.26	[a]	1.80	[a]	2.06	(0.02)		(0.15)	(0.17)	20.67
4-1-05 to 3-31-06	14.22	0.05		4.69		4.74	(0.04)		(0.14)	(0.18)	18.78
4-1-04 to 3-31-05	12.87	0.08		1.45		1.53	(0.07)		(0.11)	(0.18)	14.22
4-1-03 to 3-31-04	11.18	0.09		1.71		1.80	(0.11)		(0.00)	(0.11)	12.87

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	33.19%	[b]	$5,379	1.00%		0.70%		57%
4-1-06 to 3-31-07	11.04%	[b]	1,118	1.13%		1.28%		123%
4-1-05 to 3-31-06	33.40%	[b]	269	1.28%		0.69%		53%
4-1-04 to 3-31-05	12.02%	[b]	39	1.44%		0.56%		98%
4-1-03 to 3-31-04	16.06%	[b]	17	1.47%		0.53%		254%

Class B
4-1-07 to 3-31-08	32.07%		$330	1.83%		-0.09%		57%
4-1-06 to 3-31-07	10.16%		119	1.98%		0.43%		123%
4-1-05 to 3-31-06	32.22%		37	2.14%		-0.13%		53%
4-1-04 to 3-31-05	11.02%		11	2.30%		-0.30%		98%
4-1-03 to 3-31-04	15.07%		7	2.38%		-0.40%		254%

Class C
4-1-07 to 3-31-08	32.18%		$4,854	1.77%		-0.07%		57%
4-1-06 to 3-31-07	10.19%		1,153	1.90%		0.52%		123%
4-1-05 to 3-31-06	32.45%		250	2.01%		-0.01%		53%
4-1-04 to 3-31-05	11.11%		55	2.21%		-0.22%		98%
4-1-03 to 3-31-04	15.21%		49	2.27%		-0.26%		254%

Class I
4-2-07* to 3-31-08	33.45%		$104	0.82%	[d]	0.84%	[d]	57%	[e]

Class Y
4-1-07 to 3-31-08	33.07%		$1,573	1.07%		0.57%		57%
4-1-06 to 3-31-07	11.04%		203	1.15%		1.30%		123%
4-1-05 to 3-31-06	33.46%		29	1.22%		0.81%		53%
4-1-04 to 3-31-05	12.05%		4	1.35%		0.66%		98%
4-1-03 to 3-31-04	16.19%		2	1.39%		0.67%		254%

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)Not shown due to rounding.

(d)Annualized.

(e)For the 12 months ended March 31, 2008.

IVY BALANCED FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income	Net Gain on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions		Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$16.18	$0.20	$0.97	$1.17	$(0.20)		$(0.51)	$(0.71)		$16.64
4-1-06 to 3-31-07	15.22	0.16	0.98	1.14	(0.18)		(0.00)	(0.18)		16.18
4-1-05 to 3-31-06	14.00	0.15	1.21	1.36	(0.14)		(0.00)	(0.14)		15.22
4-1-04 to 3-31-05	13.35	0.14	0.65	0.79	(0.14)		(0.00)	(0.14)		14.00
10-1-03 to 3-31-04	12.18	0.05	1.16	1.21	(0.04)		(0.00)	(0.04)		13.35
10-1-02 to 9-30-03	10.54	0.16	1.64	1.80	(0.16)		(0.00)	(0.16)		12.18

Class B
4-1-07 to 3-31-08	$16.14	$0.04	$0.97	$1.01	$(0.04)		$(0.51)	$(0.55)		$16.60
4-1-06 to 3-31-07	15.18	0.01	0.98	0.99	(0.03)		(0.00)	(0.03)		16.14
4-1-05 to 3-31-06	13.98	0.00	1.21	1.21	(0.01)		(0.00)	(0.01)		15.18
4-1-04 to 3-31-05	13.33	0.01	0.64	0.65	(0.00)	[f]	(0.00)	(0.00)	[f]	13.98
12-8-03* to 3-31-04	12.96	0.01	0.39	0.40	(0.03)		(0.00)	(0.03)		13.33

Class C
4-1-07 to 3-31-08	$16.15	$0.07	$0.97	$1.04	$(0.07)		$(0.51)	$(0.58)		$16.61
4-1-06 to 3-31-07	15.20	0.04	0.97	1.01	(0.06)		(0.00)	(0.06)		16.15
4-1-05 to 3-31-06	13.98	0.03	1.20	1.23	(0.01)		(0.00)	(0.01)		15.20
4-1-04 to 3-31-05	13.34	0.03	0.63	0.66	(0.02)		(0.00)	(0.02)		13.98
12-8-03* to 3-31-04	12.96	0.02	0.39	0.41	(0.03)		(0.00)	(0.03)		13.34

Class I
4-2-07* to 3-31-08	$16.21	$0.26	$0.95	$1.21	$(0.26)		($0.51)	$(0.77)		$16.65

Class Y
4-1-07 to 3-31-08	$16.18	$0.22	$0.97	$1.19	$(0.22)		$(0.51)	$(0.73)		$16.64
4-1-06 to 3-31-07	15.22	0.18	0.98	1.16	(0.20)		(0.00)	(0.20)		16.18
4-1-05 to 3-31-06	14.00	0.17	1.21	1.38	(0.16)		(0.00)	(0.16)		15.22
4-1-04 to 3-31-05	13.35	0.17	0.65	0.82	(0.17)		(0.00)	(0.17)		14.00
12-8-03* to 3-31-04	12.96	0.04	0.40	0.44	(0.05)		(0.00)	(0.05)		13.35

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	7.05%	[a]	$63	1.38%		1.38%	[b]	1.16%		1.16%	[b]	9%
4-1-06 to 3-31-07	7.53%	[a]	59	1.39%		1.39%	[b]	1.03%		1.03%	[b]	23%
4-1-05 to 3-31-06	9.71%	[a]	57	1.42%		1.42%	[b]	1.00%		1.00%	[b]	49%
4-1-04 to 3-31-05	5.90%	[a]	54	1.53%		1.53%	[b]	1.02%		1.02%	[b]	37%
10-1-03 to 3-31-04	10.06%	[a]	52	1.52%	[c,d]	1.57%	[c,d]	0.86%	[c,d]	0.81%	[c,d]	29%
10-1-02 to 9-30-03	17.17%	[a,e]	38	1.29%		1.62%		1.41%		1.08%		110%

Class B
4-1-07 to 3-31-08	6.08%		$2.96	2.30%		N/A		0.24%		N/A		9%
4-1-06 to 3-31-07	6.49%		2.51	2.39%		N/A		0.03%		N/A		23%
4-1-05 to 3-31-06	8.62%		2.00	2.41%		N/A		0.01%		N/A		49%
4-1-04 to 3-31-05	4.90%		1.50	2.52%		N/A		0.06%		N/A		37%
12-8-03* to 3-31-04	3.05%		0.34	2.76%	[c]	N/A		-0.42%	[c]	N/A		29%	[g]

Class C
4-1-07 to 3-31-08	6.27%		$4.02	2.11%		N/A		0.42%		N/A		9%
4-1-06 to 3-31-07	6.67%		3.02	2.16%		N/A		0.27%		N/A		23%
4-1-05 to 3-31-06	8.80%		2.00	2.25%		N/A		0.21%		N/A		49%
4-1-04 to 3-31-05	4.98%		0.90	2.38%		N/A		0.19%		N/A		37%
12-8-03* to 3-31-04	3.13%		0.30	2.43%	[c]	N/A		-0.12%	[c]	N/A		29%	[g]

Class I
4-2-07* to 3-31-08	7.25%		$0.11	1.04%	[c]	N/A		1.51%	[c]	N/A		9%	[h]

Class Y
4-1-07 to 3-31-08	7.16%		$27	1.28%		N/A		1.27%		N/A		9%
4-1-06 to 3-31-07	7.67%		28	1.26%		N/A		1.16%		N/A		23%
4-1-05 to 3-31-06	9.89%		38	1.26%		N/A		1.15%		N/A		49%
4-1-04 to 3-31-05	6.16%		44	1.30%		N/A		1.25%		N/A		37%
12-8-03* to 3-31-04	3.43%		53	1.36%	[c]	N/A		0.97%	[c]	N/A		29%	[g]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Annualized.

(d)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(e)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 17.26%.

(f)Not shown due to rounding.

(g)For the six months ended March 31, 2004.

(h)For the 12 months ended March 31, 2008.

IVY CAPITAL APPRECIATION FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$10.09	$0.00	[b]	$(0.27)	[b]	$(0.27)	$(0.00)	$(0.11)	$(0.11)	$9.71
4-1-06 to 3-31-07	9.16	0.00	[b]	0.93	[b]	0.93	(0.00)	(0.00)	(0.00)	10.09
4-1-05 to 3-31-06	7.99	(0.03)	[b]	1.20	[b]	1.17	(0.00)	(0.00)	(0.00)	9.16
4-1-04 to 3-31-05	7.52	(0.02)		0.49		0.47	(0.00)	(0.00)	(0.00)	7.99
4-1-03 to 3-31-04	5.73	(0.06)		1.85		1.79	(0.00)	(0.00)	(0.00)	7.52

Class B
4-1-07 to 3-31-08	$9.43	$(0.10)	[b]	$(0.25)	[b]	$(0.35)	$(0.00)	$(0.03)	$(0.03)	$9.05
4-1-06 to 3-31-07	8.65	(0.09)	[b]	0.87	[b]	0.78	(0.00)	(0.00)	(0.00)	9.43
4-1-05 to 3-31-06	7.62	(0.11)	[b]	1.14	[b]	1.03	(0.00)	(0.00)	(0.00)	8.65
4-1-04 to 3-31-05	7.26	(0.01)		0.37		0.36	(0.00)	(0.00)	(0.00)	7.62
4-1-03 to 3-31-04	5.58	(0.09)		1.77		1.68	(0.00)	(0.00)	(0.00)	7.26

Class C
4-1-07 to 3-31-08	$9.45	$(0.08)	[b]	$(0.28)	[b]	$(0.36)	$(0.00)	$(0.03)	$(0.03)	$9.06
4-1-06 to 3-31-07	8.64	(0.07)	[b]	0.88	[b]	0.81	(0.00)	(0.00)	(0.00)	9.45
4-1-05 to 3-31-06	7.60	(0.09)	[b]	1.13	[b]	1.04	(0.00)	(0.00)	(0.00)	8.64
4-1-04 to 3-31-05	7.24	0.03		0.33		0.36	(0.00)	(0.00)	(0.00)	7.60
4-1-03 to 3-31-04	5.57	(0.11)		1.78		1.67	(0.00)	(0.00)	(0.00)	7.24

Class I
4-2-07* to 3-31-08	$10.14	$0.02	[b]	$(0.29)	[b]	$(0.27)	$(0.00)	$(0.13)	$(0.13)	$9.74

Class Y
4-1-07 to 3-31-08	$10.10	$0.00	[b]	$(0.26)	[b]	$(0.26)	$(0.00)	$(0.11)	$(0.11)	$9.73
4-1-06 to 3-31-07	9.16	0.01	[b]	0.93	[b]	0.94	(0.00)	(0.00)	(0.00)	10.10
4-1-05 to 3-31-06	7.99	(0.02)	[b]	1.19	[b]	1.17	(0.00)	(0.00)	(0.00)	9.16
9-15-04* to 3-31-05	7.33	0.03		0.63		0.66	(0.00)	(0.00)	(0.00)	7.99

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-2.83%	[c]	$393	1.15%		1.15%	[d]	-0.01%		-0.01%	[d]	81%
4-1-06 to 3-31-07	10.15%	[c]	58	1.35%		1.40%		0.05%		0.00%		95%
4-1-05 to 3-31-06	14.64%	[c]	36	1.30%		1.55%		-0.29%		-0.54%		60%
4-1-04 to 3-31-05	6.25%	[c]	11	1.19%		1.84%		0.03%		-0.62%		62%
4-1-03 to 3-31-04	31.24%	[c]	6	1.47%		2.12%		-1.05%		-1.70%		115%

Class B
4-1-07 to 3-31-08	-3.76%		$12	2.13%		2.13%	[d]	-0.99%		-0.99%	[d]	81%
4-1-06 to 3-31-07	9.02%		4	2.47%		2.51%		-1.07%		-1.11%		95%
4-1-05 to 3-31-06	13.52%		2	2.31%		2.56%		-1.30%		-1.55%		60%
4-1-04 to 3-31-05	4.96%		1	2.03%		2.68%		-0.81%		-1.46%		62%
4-1-03 to 3-31-04	30.11%		1	2.28%		2.93%		-1.87%		-2.52%		115%

Class C
4-1-07 to 3-31-08	-3.82%		$80	1.89%		1.89%	[d]	-0.77%		-0.77%	[d]	81%
4-1-06 to 3-31-07	9.38%		11	2.14%		2.18%		-0.75%		-0.79%		95%
4-1-05 to 3-31-06	13.68%		7	2.07%		2.32%		-1.05%		-1.30%		60%
4-1-04 to 3-31-05	4.97%		2	2.15%		2.80%		-0.96%		-1.61%		62%
4-1-03 to 3-31-04	29.98%		1	2.46%		3.11%		-2.05%		-2.70%		115%

Class I
4-2-07* to 3-31-08	-2.83%		$12	0.86%	[e]	N/A		0.23%	[e]	N/A		81%	[f]

Class Y
4-1-07 to 3-31-08	-2.83%		$58.01	1.14%		1.14%	[d]	0.00%		0.00%	[d]	81%
4-1-06 to 3-31-07	10.37%		10.05	1.27%		1.31%		0.16%		0.12%		95%
4-1-05 to 3-31-06	14.64%		0.80	1.20%		1.45%		-0.23%		-0.48%		60%
9-15-04* to 3-31-05	9.00%		0.11	1.11%	[e]	1.76%	[e]	0.47%	[e]	-0.18%	[e]	62%	[g]

*Commencement of operations of the class.

(a)Capital Appreciation Fund (formerly Tax-Managed Equity Fund) changed its name effective March 31, 2005. It changed its investment objective and strategy effective May 2006.

(b)Based on average weekly shares outstanding.

(c)Total return calculated without taking into account the sales load deducted on an initial purchase.

(d)There was no waiver of expenses during the period.

(e)Annualized.

(f)For the 12 months ended March 31, 2008.

(g)For the 12 months ended March 31, 2005.

IVY CORE EQUITY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$10.03	$0.01		$0.25		$0.26	$(0.00)	$(0.96)	$(0.96)	$9.33
4-1-06 to 3-31-07	10.24	(0.00)		0.88		0.88	(0.00)	(1.09)	(1.09)	10.03
4-1-05 to 3-31-06	9.03	(0.00)		1.21		1.21	(0.00)	(0.00)	(0.00)	10.24
4-1-04 to 3-31-05	8.08	0.02		0.93		0.95	(0.00)	(0.00)	(0.00)	9.03
4-1-03 to 3-31-04	6.63	0.01		1.44		1.45	(0.00)	(0.00)	(0.00)	8.08

Class B
4-1-07 to 3-31-08	$9.34	$(0.06)		$0.22		$0.16	$(0.00)	$(0.86)	$(0.86)	$8.64
4-1-06 to 3-31-07	9.70	(0.07)		0.80		0.73	(0.00)	(1.09)	(1.09)	9.34
4-1-05 to 3-31-06	8.63	(0.10)		1.17		1.07	(0.00)	(0.00)	(0.00)	9.70
4-1-04 to 3-31-05	7.78	(0.07)		0.92		0.85	(0.00)	(0.00)	(0.00)	8.63
4-1-03 to 3-31-04	6.45	(0.05)		1.38		1.33	(0.00)	(0.00)	(0.00)	7.78

Class C
4-1-07 to 3-31-08	$9.44	$(0.05)		$0.22		$0.17	$(0.00)	$(0.87)	$(0.87)	$8.74
4-1-06 to 3-31-07	9.77	(0.06)		0.82		0.76	(0.00)	(1.09)	(1.09)	9.44
4-1-05 to 3-31-06	8.68	(0.09)		1.18		1.09	(0.00)	(0.00)	(0.00)	9.77
4-1-04 to 3-31-05	7.82	(0.06)		0.92		0.86	(0.00)	(0.00)	(0.00)	8.68
4-1-03 to 3-31-04	6.48	(0.04)		1.38		1.34	(0.00)	(0.00)	(0.00)	7.82

Class I
4-2-07* to 3-31-08	$10.52	$0.10		$0.30		$0.40	$(0.00)	$(0.99)	$(0.99)	$9.93

Class Y
4-1-07 to 3-31-08	$10.49	$0.06	[b]	$0.22	[b]	$0.28	$(0.00)	$(0.97)	$(0.97)	$9.80
4-1-06 to 3-31-07	10.65	0.04	[b]	0.89	[b]	0.93	(0.00)	(1.09)	(1.09)	10.49
4-1-05 to 3-31-06	9.38	0.09		1.18		1.27	(0.00)	(0.00)	(0.00)	10.65
4-1-04 to 3-31-05	8.37	0.25		0.76		1.01	(0.00)	(0.00)	(0.00)	9.38
4-1-03 to 3-31-04	6.86	0.05		1.46		1.51	(0.00)	(0.00)	(0.00)	8.37

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	1.52%	[a]	$88	1.35%		0.36%		81%
4-1-06 to 3-31-07	8.54%	[a]	83	1.37%		0.21%		114%
4-1-05 to 3-31-06	13.40%	[a]	74	1.42%		-0.03%		79%
4-1-04 to 3-31-05	11.76%	[a]	65	1.50%		0.07%		42%
4-1-03 to 3-31-04	21.87%	[a]	75	1.46%		0.24%		59%

Class B
4-1-07 to 3-31-08	0.65%		$9	2.27%		-0.51%		81%
4-1-06 to 3-31-07	7.45%		11	2.29%		-0.71%		114%
4-1-05 to 3-31-06	12.40%		11	2.32%		-0.94%		79%
4-1-04 to 3-31-05	10.93%		12	2.36%		-0.77%		42%
4-1-03 to 3-31-04	20.62%		12	2.42%		-0.66%		59%

Class C
4-1-07 to 3-31-08	0.78%		$135	2.11%		-0.34%		81%
4-1-06 to 3-31-07	7.71%		159	2.13%		-0.55%		114%
4-1-05 to 3-31-06	12.56%		173	2.17%		-0.79%		79%
4-1-04 to 3-31-05	11.00%		183	2.22%		-0.63%		42%
4-1-03 to 3-31-04	20.68%		200	2.27%		-0.45%		59%

Class I
4-2-07* to 3-31-08	2.80%		$0.23	0.99%	[c]	0.72%	[c]	81%	[d]

Class Y
4-1-07 to 3-31-08	1.67%		$2	1.22%		0.60%		81%
4-1-06 to 3-31-07	8.69%		3	1.21%		0.35%		114%
4-1-05 to 3-31-06	13.54%		2	1.22%		0.16%		79%
4-1-04 to 3-31-05	12.07%		2	1.24%		0.34%		42%
4-1-03 to 3-31-04	22.01%		2	1.26%		0.61%		59%

*Commencement of operations.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)Based on average weekly shares outstanding.

(c)Annualized.

(d)For the 12 months ended March 31, 2008.

IVY CUNDILL GLOBAL VALUE FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$16.28	$0.18		$(2.00)		$(1.82)	$(0.18)	$(1.31)	$(1.49)	$12.97
4-1-06 to 3-31-07	15.52	0.13		1.49		1.62	(0.11)	(0.75)	(0.86)	16.28
4-1-05 to 3-31-06	13.79	0.17		2.21		2.38	(0.16)	(0.49)	(0.65)	15.52
4-1-04 to 3-31-05	12.57	0.04		1.25		1.29	(0.07)	(0.00)	(0.07)	13.79
1-1-04 to 3-31-04	11.41	0.01		1.15		1.16	(0.00)	(0.00)	(0.00)	12.57
1-1-03 to 12-31-03	8.39	0.01		3.05		3.06	(0.04)	(0.00)	(0.04)	11.41

Class B
4-1-07 to 3-31-08	$15.93	$0.03	[d]	$(1.93)	[d]	$(1.90)	$(0.04)	$(1.31)	$(1.35)	$12.68
4-1-06 to 3-31-07	15.23	(0.01)		1.46		1.45	(0.00)	(0.75)	(0.75)	15.93
4-1-05 to 3-31-06	13.54	0.06		2.14		2.20	(0.02)	(0.49)	(0.51)	15.23
4-1-04 to 3-31-05	12.38	(0.01)		1.17		1.16	(0.00)	(0.00)	(0.00)	13.54
1-1-04 to 3-31-04	11.26	(0.02)		1.14		1.12	(0.00)	(0.00)	(0.00)	12.38
1-1-03 to 12-31-03	8.32	(0.06)		3.00		2.94	(0.00)	(0.00)	(0.00)	11.26

Class C
4-1-07 to 3-31-08	$15.88	$0.05		$(1.92)		$(1.87)	$(0.08)	$(1.31)	$(1.39)	$12.62
4-1-06 to 3-31-07	15.16	0.03		1.46		1.49	(0.02)	(0.75)	(0.77)	15.88
4-1-05 to 3-31-06	13.48	0.08		2.14		2.22	(0.05)	(0.49)	(0.54)	15.16
4-1-04 to 3-31-05	12.30	(0.02)		1.20		1.18	(0.00)	(0.00)	(0.00)	13.48
1-1-04 to 3-31-04	11.19	(0.01)		1.12		1.11	(0.00)	(0.00)	(0.00)	12.30
1-1-03 to 12-31-03	8.26	(0.03)		2.96		2.93	(0.00)	(0.00)	(0.00)	11.19

Class I
4-2-07* to 3-31-08	$16.29	$0.24	[d]	$(1.87)	[d]	$(1.63)	$(0.24)	$(1.31)	$(1.55)	$13.11

Class Y
4-1-07 to 3-31-08	$16.33	$0.25	[d]	$(2.01)	[d]	$(1.76)	$(0.24)	$(1.31)	$(1.55)	$13.02
4-1-06 to 3-31-07	15.56	0.19		1.49		1.68	(0.16)	(0.75)	(0.91)	16.33
4-1-05 to 3-31-06	13.82	0.19		2.26		2.45	(0.22)	(0.49)	(0.71)	15.56
4-1-04 to 3-31-05	12.58	0.07		1.29		1.36	(0.12)	(0.00)	(0.12)	13.82
1-1-04 to 3-31-04	11.40	(0.01)		1.19		1.18	(0.00)	(0.00)	(0.00)	12.58
7-24-03* to 12-31-03	9.84	0.02		1.58		1.60	(0.04)	(0.00)	(0.04)	11.40

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Expense Waiver		Ratio of Expenses to Average Net Assets without Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets with Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets without Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-12.07%	[a]	$443	1.59%		1.59%	[b]	1.05%		1.05%	[b]	39%
4-1-06 to 3-31-07	10.71%	[a]	688	1.55%		1.55%	[b]	0.81%		0.81%	[b]	42%
4-1-05 to 3-31-06	17.49%	[a]	625	1.62%		1.62%	[b]	1.09%		1.09%	[b]	4%
4-1-04 to 3-31-05	10.29%	[a]	321	1.74%		1.74%	[b]	0.08%		0.08%	[b]	5%
1-1-04 to 3-31-04	10.17%	[a]	59	1.70%	[c]	1.84%	[c]	-0.09%	[c]	-0.23%	[c]	1%
1-1-03 to 12-31-03	36.43%	[a]	30	2.05%		2.21%		0.18%		0.02%		24%

Class B
4-1-07 to 3-31-08	-12.83%		$37	2.48%		2.48%	[b]	0.18%		0.18%	[b]	39%
4-1-06 to 3-31-07	9.82%		59	2.44%		2.44%	[b]	-0.07%		-0.07%	[b]	42%
4-1-05 to 3-31-06	16.43%		57	2.51%		2.51%	[b]	0.21%		0.21%	[b]	4%
4-1-04 to 3-31-05	9.37%		37	2.62%		2.62%	[b]	-0.86%		-0.86%	[b]	5%
1-1-04 to 3-31-04	9.95%		12	2.52%	[c]	2.67%	[c]	-1.31%	[c]	-1.46%	[c]	1%
1-1-03 to 12-31-03	35.34%		7	3.20%		3.36%		-1.13%		-1.29%		24%

Class C
4-1-07 to 3-31-08	-12.65%		$99	2.25%		2.25%	[b]	0.37%		0.37%	[b]	39%
4-1-06 to 3-31-07	10.03%		233	2.21%		2.21%	[b]	0.15%		0.15%	[b]	42%
4-1-05 to 3-31-06	16.70%		211	2.28%		2.28%	[b]	0.43%		0.43%	[b]	4%
4-1-04 to 3-31-05	9.59%		96	2.42%		2.42%	[b]	-0.62%		-0.62%	[b]	5%
1-1-04 to 3-31-04	9.92%		24	2.35%	[c]	2.50%	[c]	-1.09%	[c]	-1.23%	[c]	1%
1-1-03 to 12-31-03	35.47%		11	2.93%		3.10%		-0.83%		-1.00%		24%

Class I
4-2-07* to 3-31-08	-10.93%		$2	1.21%	[c]	N/A		1.45%	[c]	N/A		39%	[e]

Class Y
4-1-07 to 3-31-08	-11.73%		$8	1.20%		1.45%		1.42%		1.17%		39%
4-1-06 to 3-31-07	11.14%		15	1.20%		1.42%		1.18%		0.96%		42%
4-1-05 to 3-31-06	17.99%		17	1.19%		1.46%		1.46%		1.19%		4%
4-1-04 to 3-31-05	10.90%		10	1.20%		1.56%		0.52%		0.16%		5%
1-1-04 to 3-31-04	10.35%		2	1.20%	[c]	1.80%	[c]	-0.32%	[c]	-0.92%	[c]	1%
7-24-03* to 12-31-03	16.28%		1	1.76%	[c]	2.09%	[c]	0.55%	[c]	0.22%	[c]	24%	[f]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Annualized.

(d)Based on average weekly shares outstanding.

(e)For the 12 months ended March 31, 2008.

(f)For the 12 months ended December 31, 2003.

IVY DIVIDEND OPPORTUNITIES FUND (formerly, Ivy Dividend Income Fund)

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$15.70	$0.13	[a]	$0.54	[a]	$0.67	$(0.14)	$(0.18)	$(0.32)	$16.05
4-1-06 to 3-31-07	14.41	0.17	[a]	1.49	[a]	1.66	(0.18)	(0.19)	(0.37)	15.70
4-1-05 to 3-31-06	12.13	0.12	[a]	2.30	[a]	2.42	(0.11)	(0.03)	(0.14)	14.41
4-1-04 to 3-31-05	11.07	0.09		1.10		1.19	(0.09)	(0.04)	(0.13)	12.13
1-1-04 to 3-31-04	11.03	0.01		0.04		0.05	(0.01)	(0.00)	(0.01)	11.07
6-30-03* to 12-31-03	10.00	0.04		1.03		1.07	(0.04)	(0.00)	(0.04)	11.03

Class B
4-1-07 to 3-31-08	$15.63	$(0.03)		$0.53		$0.50	$(0.02)	$(0.18)	$(0.20)	$15.93
4-1-06 to 3-31-07	14.34	0.05		1.47		1.52	(0.04)	(0.19)	(0.23)	15.63
4-1-05 to 3-31-06	12.09	0.01		2.28		2.29	(0.01)	(0.03)	(0.04)	14.34
4-1-04 to 3-31-05	11.05	0.02		1.06		1.08	(0.00)	(0.04)	(0.04)	12.09
1-1-04 to 3-31-04	11.03	(0.02)		0.04		0.02	(0.00)	(0.00)	(0.00)	11.05
6-30-03* to 12-31-03	10.00	0.01		1.03		1.04	(0.01)	(0.00)	(0.01)	11.03

Class C
4-1-07 to 3-31-08	$15.63	$0.00		$0.54		$0.54	$(0.04)	$(0.18)	$(0.22)	$15.95
4-1-06 to 3-31-07	14.34	0.07		1.47		1.54	(0.06)	(0.19)	(0.25)	15.63
4-1-05 to 3-31-06	12.09	0.01		2.28		2.29	(0.01)	(0.03)	(0.04)	14.34
4-1-04 to 3-31-05	11.05	0.01		1.07		1.08	(0.00)	(0.04)	(0.04)	12.09
1-1-04 to 3-31-04	11.03	(0.02)		0.04		0.02	(0.00)	(0.00)	(0.00)	11.05
6-30-03* to 12-31-03	10.00	0.01		1.03		1.04	(0.01)	(0.00)	(0.01)	11.03

Class I
4-2-07* to 3-31-08	$15.76	$0.20		$0.47		$0.67	$(0.18)	$(0.18)	$(0.36)	$16.07

Class Y
4-1-07 to 3-31-08	$15.70	$0.14	[a]	$0.55	[a]	$0.69	$(0.15)	$(0.18)	$(0.33)	$16.06
4-1-06 to 3-31-07	14.41	0.12	[a]	1.55	[a]	1.67	(0.19)	(0.19)	(0.38)	15.70
4-1-05 to 3-31-06	12.13	0.15	[a]	2.29	[a]	2.44	(0.13)	(0.03)	(0.16)	14.41
4-1-04 to 3-31-05	11.07	0.11		1.10		1.21	(0.11)	(0.04)	(0.15)	12.13
1-1-04 to 3-31-04	11.03	0.01		0.04		0.05	(0.01)	(0.00)	(0.01)	11.07
6-30-03* to 12-31-03	10.00	0.05		1.03		1.08	(0.05)	(0.00)	(0.05)	11.03

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	4.10%	[b]	$148	1.37%		1.37%	[c]	0.77%		0.77%	[c]	30%
4-1-06 to 3-31-07	11.57%	[b]	107	1.38%		1.38%	[c]	1.16%		1.16%	[c]	24%
4-1-05 to 3-31-06	19.99%	[b]	61	1.45%		1.45%	[c]	0.92%		0.92%	[c]	15%
4-1-04 to 3-31-05	10.78%	[b]	32	1.59%		1.59%	[c]	0.94%		0.94%	[c]	32%
1-1-04 to 3-31-04	0.41%	[b]	17	2.00%	[d]	2.40%	[d]	0.20%	[d]	-0.20%	[d]	12%
6-30-03* to 12-31-03	10.70%	[b]	16	1.11%	[d]	1.81%	[d]	1.34%	[d]	0.64%	[d]	16%

Class B
4-1-07 to 3-31-08	3.09%		$11	2.34%		2.34%	[c]	-0.16%		-0.16%	[c]	30%
4-1-06 to 3-31-07	10.63%		10	2.30%		2.30%	[c]	0.29%		0.29%	[c]	24%
4-1-05 to 3-31-06	18.94%		7	2.32%		2.32%	[c]	0.03%		0.03%	[c]	15%
4-1-04 to 3-31-05	9.76%		6	2.44%		2.44%	[c]	0.11%		0.11%	[c]	32%
1-1-04 to 3-31-04	0.18%		2	2.99%	[d]	3.39%	[d]	-0.81%	[d]	-1.21%	[d]	12%
6-30-03* to 12-31-03	10.36%		2	2.03%	[d]	2.73%	[d]	0.36%	[d]	-0.34%	[d]	16%

Class C
4-1-07 to 3-31-08	3.32%		$24	2.15%		2.15%	[c]	0.00%		0.00%	[c]	30%
4-1-06 to 3-31-07	10.74%		19	2.17%		2.17%	[c]	0.42%		0.42%	[c]	24%
4-1-05 to 3-31-06	18.95%		14	2.27%		2.27%	[c]	0.08%		0.08%	[c]	15%
4-1-04 to 3-31-05	9.76%		10	2.42%		2.42%	[c]	0.10%		0.10%	[c]	32%
1-1-04 to 3-31-04	0.18%		6	2.88%	[d]	3.28%	[d]	-0.68%	[d]	-1.08%	[d]	12%
6-30-03* to 12-31-03	10.38%		5	1.98%	[d]	2.68%	[d]	0.45%	[d]	-0.25%	[d]	16%

Class I
4-2-07* to 3-31-08	4.08%		$0.10	1.00%	[d]	N/A		1.17%	[d]	N/A		30%	[e]

Class Y
4-1-07 to 3-31-08	4.23%		$12	1.26%		1.26%	[c]	0.78%		0.78%	[c]	30%
4-1-06 to 3-31-07	11.65%		3	1.29%		1.29%	[c]	0.92%		0.92%	[c]	24%
4-1-05 to 3-31-06	20.14%		1	1.34%		1.34%	[c]	1.03%		1.03%	[c]	15%
4-1-04 to 3-31-05	10.94%		1	1.44%		1.44%	[c]	1.09%		1.09%	[c]	32%
1-1-04 to 3-31-04	0.42%		1	1.91%	[d]	2.31%	[d]	0.28%	[d]	-0.12%	[d]	12%
6-30-03* to 12-31-03	10.78%		1	1.25%	[d]	1.95%	[d]	1.08%	[d]	0.38%	[d]	16%

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)There was no waiver of expenses during the period.

(d)Annualized.

(e)For the 12 months ended March 31, 2008.

IVY ENERGY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	From Return of Capital	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$10.35	$(0.07)	[a]	$3.41	[a]	$3.34	$(0.00)	$(0.00)	$(0.02)	$(0.02)	$13.67
4-3-06* to 3-31-07	10.00	(0.09)		0.44		0.35	(0.00)	(0.00)	(0.00)	(0.00)	10.35

Class B
4-1-07 to 3-31-08	$10.29	$(0.16)	[a]	$3.39	[a]	$3.23	$(0.00)	$(0.00)	$(0.00)	$(0.00)	$13.52
4-3-06* to 3-31-07	10.00	(0.13)		0.42		0.29	(0.00)	(0.00)	(0.00)	(0.00)	10.29

Class C
4-1-07 to 3-31-08	$10.30	$(0.14)	[a]	$3.39	[a]	$3.25	$(0.00)	$(0.00)	$(0.00)	$(0.00)	$13.55
4-3-06* to 3-31-07	10.00	(0.14)		0.44		0.30	(0.00)	(0.00)	(0.00)	(0.00)	10.30

Class I
4-2-07* to 3-31-08	$10.51	$0.10	[a]	$3.19	[a]	$3.29	$(0.00)	$(0.00)	$(0.08)	$(0.08)	$13.72

Class Y
4-1-07 to 3-31-08	$10.38	$(0.07)	[a]	$3.46	[a]	$3.39	$(0.00)	$(0.00)	$(0.04)	$(0.04)	$13.73
4-3-06* to 3-31-07	10.00	(0.08)		0.46		0.38	(0.00)	(0.00)	(0.00)	(0.00)	10.38

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	32.27%	[b]	$27	1.66%		2.01%		-0.53%		-0.88%		35%
4-3-06* to 3-31-07	3.50%	[b]	5	2.74%	[c]	3.58%	[c]	-1.30%	[c]	-2.14%	[c]	11%

Class B
4-1-07 to 3-31-08	31.39%		$2	2.44%		2.79%		-1.26%		-1.61%		35%
4-3-06* to 3-31-07	2.90%		1	3.13%	[c]	3.97%	[c]	-1.64%	[c]	-2.48%	[c]	11%

Class C
4-1-07 to 3-31-08	31.55%		$3	2.28%		2.63%		-1.09%		-1.44%		35%
4-3-06* to 3-31-07	3.00%		1	3.17%	[c]	4.01%	[c]	-1.72%	[c]	-2.56%	[c]	11%

Class I
4-2-07* to 3-31-08	31.26%		$0.13	1.19%	[c]	1.54%	[c]	0.05%	[c]	-0.30%	[c]	35%	[d]

Class Y
4-1-07 to 3-31-08	32.67%		$5	1.55%		1.90%		-0.51%		-0.86%		35%
4-3-06* to 3-31-07	3.80%		1	2.32%	[c]	3.16%	[c]	-0.82%	[c]	-1.66%	[c]	11%

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)Annualized.

(d)For the 12 months ended March 31, 2008.

IVY EUROPEAN OPPORTUNITIES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$40.58	$0.60		$(1.98)		$(1.38)	$(0.50)	$(4.00)	$(4.50)	$34.70
4-1-06 to 3-31-07	33.58	0.31		7.11		7.42	(0.42)	(0.00)	(0.42)	40.58
4-1-05 to 3-31-06	28.31	0.10		5.37		5.47	(0.20)	(0.00)	(0.20)	33.58
4-1-04 to 3-31-05	22.30	(0.03)		6.05		6.02	(0.01)	(0.00)	(0.01)	28.31
1-1-04 to 3-31-04	19.89	(0.03)		2.44		2.41	(0.00)	(0.00)	(0.00)	22.30
1-1-03 to 12-31-03	13.20	0.02		6.71		6.73	(0.04)	(0.00)	(0.04)	19.89

Class B
4-1-07 to 3-31-08	$39.14	$0.27	[c]	$(1.90)	[c]	$(1.63)	$(0.16)	$(4.00)	$(4.16)	$33.35
4-1-06 to 3-31-07	32.40	0.09		6.78		6.87	(0.13)	(0.00)	(0.13)	39.14
4-1-05 to 3-31-06	27.32	(0.11)		5.19		5.08	(0.00)	(0.00)	(0.00)	32.40
4-1-04 to 3-31-05	21.66	(0.17)		5.83		5.66	(0.00)	(0.00)	(0.00)	27.32
1-1-04 to 3-31-04	19.36	(0.09)		2.39		2.30	(0.00)	(0.00)	(0.00)	21.66
1-1-03 to 12-31-03	12.93	(0.07)		6.50		6.43	(0.00)	(0.00)	(0.00)	19.36

Class C
4-1-07 to 3-31-08	$39.28	$0.32		$(1.91)		$(1.59)	$(0.20)	$(4.00)	$(4.20)	$33.49
4-1-06 to 3-31-07	32.52	0.12		6.81		6.93	(0.17)	(0.00)	(0.17)	39.28
4-1-05 to 3-31-06	27.42	(0.09)		5.19		5.10	(0.00)	(0.00)	(0.00)	32.52
4-1-04 to 3-31-05	21.74	(0.14)		5.82		5.68	(0.00)	(0.00)	(0.00)	27.42
1-1-04 to 3-31-04	19.43	(0.08)		2.39		2.31	(0.00)	(0.00)	(0.00)	21.74
1-1-03 to 12-31-03	12.98	(0.07)		6.52		6.45	(0.00)	(0.00)	(0.00)	19.43

Class I
4-2-07* to 3-31-08	$40.73	$0.35	[c]	$(1.61)	[c]	$(1.26)	$(0.67)	$(4.00)	$(4.67)	$34.80

Class Y
4-1-07 to 3-31-08	$40.61	$0.61		$(1.91)		$(1.30)	$(0.56)	$(4.00)	$(4.56)	$34.75
4-1-06 to 3-31-07	33.60	0.44		7.05		7.49	(0.48)	(0.00)	(0.48)	40.61
4-1-05 to 3-31-06	28.33	0.18		5.34		5.52	(0.25)	(0.00)	(0.25)	33.60
4-1-04 to 3-31-05	22.30	0.09		6.00		6.09	(0.06)	(0.00)	(0.06)	28.33
1-1-04 to 3-31-04	19.89	(0.02)		2.43		2.41	(0.00)	(0.00)	(0.00)	22.30
7-24-03* to 12-31-03	14.88	(0.04)		5.12		5.08	(0.07)	(0.00)	(0.07)	19.89

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-4.52%	[a]	$390	1.58%		1.43%		65%
4-1-06 to 3-31-07	22.17%	[a]	389	1.64%		0.91%		42%
4-1-05 to 3-31-06	19.41%	[a]	235	1.72%		0.35%		62%
4-1-04 to 3-31-05	27.02%	[a]	170	1.79%		-0.07%		63%
1-1-04 to 3-31-04	12.12%	[a]	79	1.72%	[b]	-0.61%	[b]	31%
1-1-03 to 12-31-03	51.02%	[a]	38	2.26%		0.18%		123%

Class B
4-1-07 to 3-31-08	-5.27%		$37	2.35%		0.68%		65%
4-1-06 to 3-31-07	21.24%		52	2.40%		0.27%		42%
4-1-05 to 3-31-06	18.59%		44	2.45%		-0.30%		62%
4-1-04 to 3-31-05	26.13%		40	2.53%		-0.73%		63%
1-1-04 to 3-31-04	11.88%		32	2.58%	[b]	-1.57%	[b]	31%
1-1-03 to 12-31-03	49.73%		29	3.00%		-0.47%		123%

Class C
4-1-07 to 3-31-08	-5.16%		$57	2.26%		0.78%		65%
4-1-06 to 3-31-07	21.33%		65	2.32%		0.32%		42%
4-1-05 to 3-31-06	18.60%		51	2.42%		-0.29%		62%
4-1-04 to 3-31-05	26.13%		45	2.51%		-0.79%		63%
1-1-04 to 3-31-04	11.89%		27	2.56%	[b]	-1.54%	[b]	31%
1-1-03 to 12-31-03	49.69%		23	2.98%		-0.43%		123%

Class I
4-2-07* to 3-31-08	-4.24%		$53	1.17%	[b]	1.44%	[b]	65%	[d]

Class Y
4-1-07 to 3-31-08	-4.33%		$4	1.41%		1.60%		65%
4-1-06 to 3-31-07	22.38%		7	1.44%		1.14%		42%
4-1-05 to 3-31-06	19.60%		4	1.55%		0.60%		62%
4-1-04 to 3-31-05	27.32%		4	1.61%		0.53%		63%
1-1-04 to 3-31-04	12.12%		4	1.75%	[b]	-0.71%	[b]	31%
7-24-03* to 12-31-03	34.14%		3	1.51%	[b]	-0.58%	[b]	123%	[e]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)Annualized.

(c)Based on average weekly shares outstanding.

(d)For the 12 months ended March 31, 2008.

(e)For the 12 months ended December 31, 2003.

IVY GLOBAL NATURAL RESOURCES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions		Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$31.67	$0.05	[a]	$8.54	[a]	$8.59	$(0.52)		$(3.21)	$(3.73)		$36.53
4-1-06 to 3-31-07	30.13	0.17		4.40		4.57	(0.16)		(2.87)	(3.03)		31.67
4-1-05 to 3-31-06	22.65	0.12		8.88		9.00	(0.00)		(1.52)	(1.52)		30.13
4-1-04 to 3-31-05	17.63	(0.04)		5.06		5.02	(0.00)	[c]	(0.00)	(0.00)	[c]	22.65
1-1-04 to 3-31-04	16.69	0.03		0.91		0.94	(0.00)		(0.00)	(0.00)		17.63
1-1-03 to 12-31-03	11.50	0.10		5.14		5.24	(0.05)		(0.00)	(0.05)		16.69

Class B
4-1-07 to 3-31-08	$29.78	$(0.23)	[a]	$8.00	[a]	$7.77	$(0.07)		$(3.21)	$(3.28)		$34.27
4-1-06 to 3-31-07	28.57	(0.05)		4.13		4.08	(0.00)		(2.87)	(2.87)		29.78
4-1-05 to 3-31-06	21.72	0.03		8.34		8.37	(0.00)		(1.52)	(1.52)		28.57
4-1-04 to 3-31-05	17.04	(0.04)		4.72		4.68	(0.00)		(0.00)	(0.00)		21.72
1-1-04 to 3-31-04	16.16	(0.01)		0.89		0.88	(0.00)		(0.00)	(0.00)		17.04
1-1-03 to 12-31-03	11.19	(0.06)		5.03		4.97	(0.00)		(0.00)	(0.00)		16.16

Class C
4-1-07 to 3-31-08	$29.19	$(0.20)	[a]	$7.86	[a]	$7.66	$(0.17)		$(3.21)	$(3.38)		$33.47
4-1-06 to 3-31-07	28.04	(0.03)		4.05		4.02	(0.00)		(2.87)	(2.87)		29.19
4-1-05 to 3-31-06	21.32	0.02		8.22		8.24	(0.00)		(1.52)	(1.52)		28.04
4-1-04 to 3-31-05	16.72	(0.09)		4.69		4.60	(0.00)		(0.00)	(0.00)		21.32
1-1-04 to 3-31-04	15.86	0.00		0.86		0.86	(0.00)		(0.00)	(0.00)		16.72
1-1-03 to 12-31-03	10.97	0.04		4.85		4.89	(0.00)		(0.00)	(0.00)		15.86

Class I
4-2-07* to 3-31-08	$32.16	$0.05	[a]	$8.51	[a]	$8.56	$(0.77)		$(3.21)	$(3.98)		$36.74

Class Y
4-1-07 to 3-31-08	$31.84	$0.17		$8.50		$8.67	$(0.68)		$(3.21)	$(3.89)		$36.62
4-1-06 to 3-31-07	30.27	0.21	[a]	4.43	[a]	4.64	(0.20)		(2.87)	(3.07)		31.84
4-1-05 to 3-31-06	22.70	0.24	[a]	8.85	[a]	9.09	(0.00)		(1.52)	(1.52)		30.27
4-1-04 to 3-31-05	17.66	(0.02)		5.13		5.11	(0.07)		(0.00)	(0.07)		22.70
1-1-04 to 3-31-04	16.70	0.01		0.95		0.96	(0.00)		(0.00)	(0.00)		17.66
7-24-03* to 12-31-03	12.60	0.00		4.16		4.16	(0.06)		(0.00)	(0.06)		16.70

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	26.65%	[b]	$5,168	1.27%		N/A		0.14%		N/A		142%
4-1-06 to 3-31-07	15.47%	[b]	3,360	1.31%		N/A		0.57%		N/A		106%
4-1-05 to 3-31-06	40.76%	[b]	2,343	1.40%		N/A		0.73%		N/A		104%
4-1-04 to 3-31-05	28.50%	[b]	895	1.55%		N/A		-0.52%		N/A		110%
1-1-04 to 3-31-04	5.63%	[b]	192	1.65%	[d]	N/A		-0.80%	[d]	N/A		29%
1-1-03 to 12-31-03	45.61%	[b]	95	1.89%		N/A		-0.66%		N/A		58%

Class B
4-1-07 to 3-31-08	25.64%		$345	2.07%		N/A		-0.64%		N/A		142%
4-1-06 to 3-31-07	14.55%		272	2.12%		N/A		-0.24%		N/A		106%
4-1-05 to 3-31-06	39.59%		223	2.23%		N/A		-0.10%		N/A		104%
4-1-04 to 3-31-05	27.46%		110	2.39%		N/A		-1.35%		N/A		110%
1-1-04 to 3-31-04	5.45%		30	2.42%	[d]	N/A		-1.59%	[d]	N/A		29%
1-1-03 to 12-31-03	44.42%		21	2.90%		N/A		-1.54%		N/A		58%

Class C
4-1-07 to 3-31-08	25.72%		$1,749	1.99%		N/A		-0.58%		N/A		142%
4-1-06 to 3-31-07	14.65%		1,138	2.04%		N/A		-0.16%		N/A		106%
4-1-05 to 3-31-06	39.72%		801	2.15%		N/A		-0.02%		N/A		104%
4-1-04 to 3-31-05	27.51%		312	2.31%		N/A		-1.28%		N/A		110%
1-1-04 to 3-31-04	5.42%		64	2.38%	[d]	N/A		-1.54%	[d]	N/A		29%
1-1-03 to 12-31-03	44.58%		34	2.65%		N/A		-1.48%		N/A		58%

Class I
4-2-07* to 3-31-08	26.14%		$71	1.00%	[d]	N/A		0.30%	[d]	N/A		142%	[e]

Class Y
4-1-07 to 3-31-08	26.74%		$813	1.20%		1.26%		0.16%		0.11%		142%
4-1-06 to 3-31-07	15.63%		311	1.20%		1.27%		0.66%		0.59%		106%
4-1-05 to 3-31-06	41.07%		116	1.20%		1.35%		0.91%		0.76%		104%
4-1-04 to 3-31-05	28.98%		21	1.20%		1.48%		-0.19%		-0.47%		110%
1-1-04 to 3-31-04	5.75%		4	1.20%	[d]	1.63%	[d]	-0.35%	[d]	-0.79%	[d]	29%
7-24-03* to 12-31-03	33.03%		1	1.39%	[d]	1.39%	[d,f]	-0.54%	[d]	-0.54%	[d,f]	58%	[g]

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)Not shown due to rounding.

(d)Annualized.

(e)For the 12 months ended March 31, 2008.

(f)There was no waiver of expenses during the period.

(g)For the 12 months ended December 31, 2003.

IVY INTERNATIONAL BALANCED FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$16.81	$0.37		$0.14		$0.51	$(0.55)	$(0.41)	$(0.96)	$16.36
4-1-06 to 3-31-07	15.15	0.24	[c]	2.36	[c]	2.60	(0.43)	(0.51)	(0.94)	16.81
4-1-05 to 3-31-06	14.63	0.29		1.14		1.43	(0.36)	(0.55)	(0.91)	15.15
4-1-04 to 3-31-05	13.07	0.22		1.69		1.91	(0.28)	(0.07)	(0.35)	14.63
10-1-03 to 3-31-04	11.33	0.09		1.83		1.92	(0.18)	(0.00)	(0.18)	13.07
10-1-02 to 9-30-03	8.72	0.21		2.40		2.61	(0.00)	(0.00)	(0.00)	11.33

Class B
4-1-07 to 3-31-08	$16.77	$0.20		$0.14		$0.34	$(0.39)	$(0.41)	$(0.80)	$16.31
4-1-06 to 3-31-07	15.11	0.07	[c]	2.37	[c]	2.44	(0.27)	(0.51)	(0.78)	16.77
4-1-05 to 3-31-06	14.59	0.08		1.18		1.26	(0.19)	(0.55)	(0.74)	15.11
4-1-05 to 3-31-05	13.04	0.03	[c]	1.70	[c]	1.73	(0.11)	(0.07)	(0.18)	14.59
12-8-03* to 3-31-04	12.34	0.19		0.69		0.88	(0.18)	(0.00)	(0.18)	13.04

Class C
4-1-07 to 3-31-08	$16.78	$0.24		$0.15		$0.39	$(0.43)	$(0.41)	$(0.84)	$16.33
4-1-06 to 3-31-07	15.12	0.11	[c]	2.37	[c]	2.48	(0.31)	(0.51)	(0.82)	16.78
4-1-05 to 3-31-06	14.60	0.11		1.19		1.30	(0.23)	(0.55)	(0.78)	15.12
4-1-05 to 3-31-05	13.04	0.07	[c]	1.69	[c]	1.76	(0.13)	(0.07)	(0.20)	14.60
12-8-03* to 3-31-04	12.34	0.19		0.69		0.88	(0.18)	(0.00)	(0.18)	13.04

Class I
4-2-07* to 3-31-08	$16.86	$0.30	[c]	$0.23	[c]	$0.53	$(0.60)	$(0.41)	$(1.01)	$16.38

Class Y
4-1-07 to 3-31-08	$16.82	$0.39		$0.14		$0.53	$(0.56)	($0.41)	$(0.97)	$16.38
4-1-06 to 3-31-07	15.15	0.25	[c]	2.37	[c]	2.62	(0.44)	(0.51)	(0.95)	16.82
4-1-05 to 3-31-06	14.63	0.29	[c]	1.14	[c]	1.43	(0.36)	(0.55)	(0.91)	15.15
4-1-05 to 3-31-05	13.07	0.24	[c]	1.67	[c]	1.91	(0.28)	(0.07)	(0.35)	14.63
12-8-03* to 3-31-04	12.34	0.21		0.70		0.91	(0.18)	(0.00)	(0.18)	13.07

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	2.84%	[a]	$260	1.33%		1.33%	[b]	2.11%		2.11%	[b]	24%
4-1-06 to 3-31-07	17.48%	[a]	235	1.38%		1.38%	[b]	1.52%		1.52%	[b]	22%
4-1-05 to 3-31-06	10.14%	[a]	112	1.45%		1.45%	[b]	1.94%		1.94%	[b]	27%
4-1-04 to 3-31-05	14.81%	[a]	97	1.42%		1.42%	[b]	1.71%		1.71%	[b]	16%
10-1-03 to 3-31-04	17.05%	[a]	60	1.54%	[d,e]	1.60%	[d,e]	1.43%	[d,e]	1.37%	[d,e]	15%
10-1-02 to 9-30-03	29.93%	[a]	46	1.67%		1.71%		2.06%		2.02%		39%

Class B
4-1-07 to 3-31-08	1.85%		$13.15	2.28%		N/A		1.15%		N/A		24%
4-1-06 to 3-31-07	16.38%		12.06	2.35%		N/A		0.46%		N/A		22%
4-1-05 to 3-31-06	8.93%		5.55	2.59%		N/A		0.73%		N/A		27%
4-1-05 to 3-31-05	13.37%		3.05	2.64%		N/A		0.20%		N/A		16%
12-8-03* to 3-31-04	7.18%		0.23	3.01%	[d]	N/A		1.09%	[d]	N/A		15%	[f]

Class C
4-1-07 to 3-31-08	2.14%		$42.25	2.04%		N/A		1.34%		N/A		24%
4-1-06 to 3-31-07	16.64%		29.92	2.12%		N/A		0.70%		N/A		22%
4-1-05 to 3-31-06	9.21%		9.42	2.29%		N/A		0.98%		N/A		27%
4-1-05 to 3-31-05	13.58%		3.97	2.44%		N/A		0.44%		N/A		16%
12-8-03* to 3-31-04	7.18%		0.31	2.86%	[d]	N/A		1.13%	[d]	N/A		15%	[f]

Class I
4-2-07* to 3-31-08	2.99%		$45	0.98%	[d]	N/A		2.14%	[d]	N/A		24%	[g]

Class Y
4-1-07 to 3-31-08	2.96%		$3.43	1.26%		N/A		2.06%		N/A		24%
4-1-06 to 3-31-07	17.61%		1.67	1.24%		N/A		1.64%		N/A		22%
4-1-05 to 3-31-06	10.18%		0.66	1.41%		N/A		1.99%		N/A		27%
4-1-05 to 3-31-05	14.84%		0.40	1.40%		N/A		1.72%		N/A		16%
12-8-03* to 3-31-04	7.47%		0.19	1.79%	[d]	N/A		2.00%	[d]	N/A		15%	[f]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Based on average weekly shares outstanding.

(d)Annualized.

(e)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(f)For the six months ended March 31, 2004.

(g)For the 12 months ended March 31, 2008.

IVY INTERNATIONAL CORE EQUITY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$17.63	$0.10		$0.98		$1.08	$(0.09)	$(1.51)	$(1.60)	$17.11
4-1-06 to 3-31-07	15.73	0.10	[a]	2.59	[a]	2.69	(0.06)	(0.73)	(0.79)	17.63
4-1-05 to 3-31-06	11.61	(0.06)		4.18		4.12	(0.00)	(0.00)	(0.00)	15.73
4-1-04 to 3-31-05	10.14	(0.02)		1.49		1.47	(0.00)	(0.00)	(0.00)	11.61
1-1-04 to 3-31-04	9.73	(0.01)		0.42		0.41	(0.00)	(0.00)	(0.00)	10.14
1-1-03 to 12-31-03	7.65	(0.02)		2.10		2.08	(0.00)	(0.00)	(0.00)	9.73

Class B
4-1-07 to 3-31-08	$16.31	$(0.02)		$0.88		$0.86	$(0.00)	$(1.43)	$(1.43)	$15.74
4-1-06 to 3-31-07	14.67	(0.00)	[a]	2.37	[a]	2.37	(0.00)	(0.73)	(0.73)	16.31
4-1-05 to 3-31-06	10.91	(0.12)		3.88		3.76	(0.00)	(0.00)	(0.00)	14.67
4-1-04 to 3-31-05	9.60	(0.08)		1.39		1.31	(0.00)	(0.00)	(0.00)	10.91
1-1-04 to 3-31-04	9.24	(0.03)		0.39		0.36	(0.00)	(0.00)	(0.00)	9.60
1-1-03 to 12-31-03	7.32	(0.08)		2.00		1.92	(0.00)	(0.00)	(0.00)	9.24

Class C
4-1-07 to 3-31-08	$16.30	$(0.00)	[a]	$0.88	[a]	$0.88	$(0.00)	$(1.46)	$(1.46)	$15.72
4-1-06 to 3-31-07	14.65	(0.01)	[a]	2.39	[a]	2.38	(0.00)	(0.73)	(0.73)	16.30
4-1-05 to 3-31-06	10.90	(0.02)		3.77		3.75	(0.00)	(0.00)	(0.00)	14.65
4-1-04 to 3-31-05	9.59	(0.07)		1.38		1.31	(0.00)	(0.00)	(0.00)	10.90
1-1-04 to 3-31-04	9.23	(0.03)		0.39		0.36	(0.00)	(0.00)	(0.00)	9.59
1-1-03 to 12-31-03	7.32	(0.08)		1.99		1.91	(0.00)	(0.00)	(0.00)	9.23

Class I
4-2-07* to 3-31-08	$17.71	$0.16		$1.01		$1.17	$(0.17)	$(1.51)	$(1.68)	$17.20

Class Y
4-1-07 to 3-31-08	$17.70	$0.15	[a]	$0.97	[a]	$1.12	$(0.12)	$(1.51)	$(1.63)	$17.19
4-1-06 to 3-31-07	15.79	0.12	[a]	2.59	[a]	2.71	(0.07)	(0.73)	(0.80)	17.70
4-1-05 to 3-31-06	11.64	(0.06)		4.21		4.15	(0.00)	(0.00)	(0.00)	15.79
4-1-04 to 3-31-05	10.15	(0.01)		1.50		1.49	(0.00)	(0.00)	(0.00)	11.64
1-1-04 to 3-31-04	9.74	(0.01)		0.42		0.41	(0.00)	(0.00)	(0.00)	10.15
7-24-03* to 12-31-03	8.16	(0.01)		1.59		1.58	(0.00)	(0.00)	(0.00)	9.74

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	5.39%	[b]	$222	1.53%		0.65%		101%
4-1-06 to 3-31-07	17.35%	[b]	161	1.56%		0.63%		108%
4-1-05 to 3-31-06	35.49%	[b]	67	1.82%		0.14%		90%
4-1-04 to 3-31-05	14.50%	[b]	17	1.99%		0.09%		106%
1-1-04 to 3-31-04	4.21%	[b]	10	2.16%	[c]	-0.41%	[c]	23%
1-1-03 to 12-31-03	27.19%	[b]	9	2.28%		-0.19%		148%

Class B
4-1-07 to 3-31-08	4.56%		$16	2.35%		-0.09%		101%
4-1-06 to 3-31-07	16.39%		17	2.35%		-0.03%		108%
4-1-05 to 3-31-06	34.46%		15	2.62%		-0.41%		90%
4-1-04 to 3-31-05	13.65%		20	2.76%		-0.58%		106%
1-1-04 to 3-31-04	3.90%		24	2.91%	[c]	-1.20%	[c]	23%
1-1-03 to 12-31-03	26.23%		25	2.95%		-0.82%		148%

Class C
4-1-07 to 3-31-08	4.68%		$45	2.20%		-0.02%		101%
4-1-06 to 3-31-07	16.48%		34	2.29%		-0.08%		108%
4-1-05 to 3-31-06	34.40%		15	2.58%		-0.50%		90%
4-1-04 to 3-31-05	13.66%		7	2.79%		-0.63%		106%
1-1-04 to 3-31-04	3.90%		8	3.01%	[c]	-1.30%	[c]	23%
1-1-03 to 12-31-03	26.09%		8	3.01%		-0.82%		148%

Class I
4-2-07* to 3-31-08	5.83%		$23	1.13%	[c]	0.69%	[c]	101%	[d]

Class Y
4-1-07 to 3-31-08	5.50%		$10.23	1.39%		0.77%		101%
4-1-06 to 3-31-07	17.47%		3.85	1.45%		0.76%		108%
4-1-05 to 3-31-06	35.65%		1.03	1.72%		0.13%		90%
4-1-04 to 3-31-05	14.68%		0.29	1.82%		0.29%		106%
1-1-04 to 3-31-04	4.21%		0.15	2.08%	[c]	-0.31%	[c]	23%
7-24-03* to 12-31-03	19.36%		0.13	1.47%	[c]	-0.38%	[c]	148%	[e]

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)Annualized.

(d)For the 12 months ended March 31, 2008.

(e)For the 12 months ended December 31, 2003.

IVY INTERNATIONAL GROWTH FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$34.60	$0.15		$1.59		$1.74	$(0.07)	$(0.00)	$(0.07)	$36.27
4-1-06 to 3-31-07	29.74	0.19		4.72		4.91	(0.05)	(0.00)	(0.05)	34.60
4-1-05 to 3-31-06	22.86	0.08		6.97		7.05	(0.17)	(0.00)	(0.17)	29.74
4-1-04 to 3-31-05	21.34	(0.02)		1.54		1.52	(0.00)	(0.00)	(0.00)	22.86
1-1-04 to 3-31-04	20.64	(0.01)		0.71		0.70	(0.00)	(0.00)	(0.00)	21.34
1-1-03 to 12-31-03	16.35	(0.02)		4.31		4.29	(0.00)	(0.00)	(0.00)	20.64

Class B
4-1-07 to 3-31-08	$31.79	$(0.23)	[c]	$1.48	[c]	$1.25	$(0.00)	$(0.00)	$(0.00)	$33.04
4-1-06 to 3-31-07	27.58	(0.15)	[c]	4.36	[c]	4.21	(0.00)	(0.00)	(0.00)	31.79
4-1-05 to 3-31-06	21.30	(0.17)	[c]	6.45	[c]	6.28	(0.00)	(0.00)	(0.00)	27.58
4-1-04 to 3-31-05	20.12	(0.22)	[c]	1.40	[c]	1.18	(0.00)	(0.00)	(0.00)	21.30
1-1-04 to 3-31-04	19.52	(0.07)		0.67		0.60	(0.00)	(0.00)	(0.00)	20.12
1-1-03 to 12-31-03	15.62	(0.23)		4.13		3.90	(0.00)	(0.00)	(0.00)	19.52

Class C
4-1-07 to 3-31-08	$31.71	$(0.25)		$1.51		$1.26	$(0.00)	$(0.00)	$(0.00)	$32.97
4-1-06 to 3-31-07	27.52	(0.15)		4.34		4.19	(0.00)	(0.00)	(0.00)	31.71
4-1-05 to 3-31-06	21.20	(0.09)	[c]	6.41	[c]	6.32	(0.00)	(0.00)	(0.00)	27.52
4-1-04 to 3-31-05	20.00	(0.32)		1.52		1.20	(0.00)	(0.00)	(0.00)	21.20
1-1-04 to 3-31-04	19.39	(0.07)		0.68		0.61	(0.00)	(0.00)	(0.00)	20.00
1-1-03 to 12-31-03	15.52	(0.20)		4.07		3.87	(0.00)	(0.00)	(0.00)	19.39

Class I
4-2-07* to 3-31-08	$34.52	$0.10		$2.12		$2.22	$(0.17)	$(0.00)	$(0.17)	$36.57

Class Y
4-1-07 to 3-31-08	$34.59	$0.31		$1.42		$1.73	$(0.05)	$(0.00)	$(0.05)	$36.27
4-1-06 to 3-31-07	29.74	0.28		4.63		4.91	(0.06)	(0.00)	(0.06)	34.59
4-1-05 to 3-31-06	22.86	0.18	[c]	6.87	[c]	7.05	(0.17)	(0.00)	(0.17)	29.74
4-1-04 to 3-31-05	21.35	(0.09)		1.60		1.51	(0.00)	(0.00)	(0.00)	22.86
1-1-04 to 3-31-04	20.65	(0.02)		0.72		0.70	(0.00)	(0.00)	(0.00)	21.35
7-24-03* to 12-31-03	17.69	0.02		2.94		2.96	(0.00)	(0.00)	(0.00)	20.65

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	5.01%	[a]	$163	1.42%		0.35%		103%
4-1-06 to 3-31-07	16.51%	[a]	165	1.46%		0.55%		97%
4-1-05 to 3-31-06	30.92%	[a]	156	1.59%		0.25%		75%
4-1-04 to 3-31-05	7.12%	[a]	122	1.61%		-0.15%		76%
1-1-04 to 3-31-04	3.39%	[a]	125	1.69%	[b]	-0.26%	[b]	27%
1-1-03 to 12-31-03	26.24%	[a]	124	1.81%		-0.07%		136%

Class B
4-1-07 to 3-31-08	3.96%		$10	2.45%		-0.67%		103%
4-1-06 to 3-31-07	15.23%		11	2.55%		-0.53%		97%
4-1-05 to 3-31-06	29.48%		13	2.74%		-0.72%		75%
4-1-04 to 3-31-05	5.87%		17	2.75%		-1.09%		76%
1-1-04 to 3-31-04	3.08%		49	2.75%	[b]	-1.35%	[b]	27%
1-1-03 to 12-31-03	24.97%		55	2.84%		-1.06%		136%

Class C
4-1-07 to 3-31-08	3.97%		$53	2.42%		-0.65%		103%
4-1-06 to 3-31-07	15.23%		57	2.54%		-0.53%		97%
4-1-05 to 3-31-06	29.81%		56	2.43%		-0.39%		75%
4-1-04 to 3-31-05	6.00%		9	2.64%		-1.14%		76%
1-1-04 to 3-31-04	3.15%		11	2.67%	[b]	-1.25%	[b]	27%
1-1-03 to 12-31-03	24.94%		12	2.80%		-0.94%		136%

Class I
4-2-07* to 3-31-08	6.39%		$21	1.15%	[b]	0.32%	[b]	103%	[d]

Class Y
4-1-05 to 3-31-06	4.99%		$3.33	1.44%		0.31%		103%
4-1-05 to 3-31-06	16.50%		4.96	1.46%		0.65%		97%
4-1-05 to 3-31-06	30.95%		6.14	1.58%		0.81%		75%
4-1-04 to 3-31-05	7.07%		0.23	1.66%		-0.33%		76%
1-1-04 to 3-31-04	3.39%		0.14	1.76%	[b]	-0.32%	[b]	27%
7-24-03* to 12-31-03	16.73%		0.14	0.59%	[b]	0.24%	[b]	136%	[e]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)Annualized.

(c)Based on average weekly shares outstanding.

(d)For the 12 months ended March 31, 2008.

(e)For the 12 months ended December 31, 2003.

IVY LARGE CAP GROWTH FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$11.82	$(0.02)	[a]	$1.49	[a]	$1.47	$(0.00)	$(0.12)	$(0.12)	$13.17
4-1-06 to 3-31-07	11.61	(0.03)		0.24		0.21	(0.00)	(0.00)	(0.00)	11.82
4-1-05 to 3-31-06	9.54	(0.06)		2.13		2.07	(0.00)	(0.00)	(0.00)	11.61
4-1-04 to 3-31-05	9.27	(0.03)		0.30		0.27	(0.00)	(0.00)	(0.00)	9.54
4-1-03 to 3-31-04	7.24	(0.04)		2.07		2.03	(0.00)	(0.00)	(0.00)	9.27

Class B
4-1-07 to 3-31-08	$10.89	$(0.16)		$1.37		$1.21	$(0.00)	$(0.12)	$(0.12)	$11.98
4-1-06 to 3-31-07	10.83	(0.12)		0.18		0.06	(0.00)	(0.00)	(0.00)	10.89
4-1-05 to 3-31-06	8.99	(0.14)		1.98		1.84	(0.00)	(0.00)	(0.00)	10.83
4-1-04 to 3-31-05	8.83	(0.05)		0.21		0.16	(0.00)	(0.00)	(0.00)	8.99
4-1-03 to 3-31-04	6.99	(0.13)		1.97		1.84	(0.00)	(0.00)	(0.00)	8.83

Class C
4-1-07 to 3-31-08	$11.18	$(0.13)	[a]	$1.40	[a]	$1.27	$(0.00)	$(0.12)	$(0.12)	$12.33
4-1-06 to 3-31-07	11.09	(0.12)		0.21		0.09	(0.00)	(0.00)	(0.00)	11.18
4-1-05 to 3-31-06	9.18	(0.10)		2.01		1.91	(0.00)	(0.00)	(0.00)	11.09
4-1-04 to 3-31-05	8.99	(0.09)		0.28		0.19	(0.00)	(0.00)	(0.00)	9.18
4-1-03 to 3-31-04	7.08	(0.11)		2.02		1.91	(0.00)	(0.00)	(0.00)	8.99

Class I
4-2-07* to 3-31-08	$11.99	$0.01	[a]	$1.58	[a]	$1.59	$(0.00)	$(0.12)	$(0.12)	$13.46

Class Y
4-1-07 to 3-31-08	$11.97	$(0.01)	[a]	$1.51	[a]	$1.50	$(0.00)	$(0.12)	$(0.12)	$13.35
4-1-06 to 3-31-07	11.74	(0.01)		0.24		0.23	(0.00)	(0.00)	(0.00)	11.97
4-1-05 to 3-31-06	9.62	(0.04)		2.16		2.12	(0.00)	(0.00)	(0.00)	11.74
4-1-04 to 3-31-05	9.32	0.00		0.30		0.30	(0.00)	(0.00)	(0.00)	9.62
4-1-03 to 3-31-04	7.26	(0.03)		2.09		2.06	(0.00)	(0.00)	(0.00)	9.32

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	12.32%	[b]	$278	1.15%		1.29%		-0.13%		-0.27%		79%
4-1-06 to 3-31-07	1.81%	[b]	162	1.20%		1.39%		-0.25%		-0.44%		93%
4-1-05 to 3-31-06	21.70%	[b]	157	1.41%		1.41%	[d]	-0.62%		-0.62%	[d]	79%
4-1-04 to 3-31-05	2.91%	[b]	82	1.50%		1.52%		-0.31%		-0.33%		131%
4-1-03 to 3-31-04	28.04%	[b]	76	1.55%		1.55%	[d]	-0.89%		-0.89%	[d]	162%

Class B
4-1-07 to 3-31-08	10.98%		$13	2.32%		N/A		-1.28%		N/A		79%
4-1-06 to 3-31-07	0.55%		12	2.42%		N/A		-1.48%		N/A		93%
4-1-05 to 3-31-06	20.47%		11	2.45%		N/A		-1.65%		N/A		79%
4-1-04 to 3-31-05	1.81%		8	2.53%		N/A		-1.30%		N/A		131%
4-1-03 to 3-31-04	26.32%		5	2.85%		N/A		-2.16%		N/A		162%

Class C
4-1-07 to 3-31-08	11.23%		$34	2.07%		2.07%	[c]	-1.04%		-1.04%	[c]	79%
4-1-06 to 3-31-07	0.81%		19	2.18%		2.18%	[c]	-1.23%		-1.23%	[c]	93%
4-1-05 to 3-31-06	20.81%		17	2.21%		2.21%	[c]	-1.42%		-1.42%	[c]	79%
4-1-04 to 3-31-05	2.11%		12	2.25%		2.28%		-1.06%		-1.09%		131%
4-1-03 to 3-31-04	26.98%		11	2.44%		2.44%	[c]	-1.75%		-1.75%	[c]	162%

Class I
4-2-07* to 3-31-08	13.15%		$2	0.96%	[d]	N/A		0.09%	[d]	N/A		79%	[e]

Class Y
4-1-07 to 3-31-08	12.42%		$109	1.06%		1.19%		-0.04%		-0.17%		79%
4-1-06 to 3-31-07	1.96%		59	1.08%		1.19%		-0.13%		-0.24%		93%
4-1-05 to 3-31-06	22.04%		66	1.20%		1.21%		-0.40%		-0.41%		79%
4-1-04 to 3-31-05	3.22%		50	1.20%		1.25%		-0.01%		-0.06%		131%
4-1-03 to 3-31-04	28.38%		59	1.26%		1.26%	[d]	-0.64%		-0.64%	[d]	162%

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)There was no waiver of expenses during the period.

(d)Annualized

(e)For the 12 months ended March 31, 2008.

IVY MANAGED EUROPEAN/PACIFIC FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-2-07* to 3-31-08	$10.00	$0.47	[a]	$(0.15)	[a]	$0.32	$(0.51)	$(0.00)	$(0.51)	$9.81

Class B
4-2-07* to 3-31-08	$10.00	$0.44	[a]	$(0.21)	[a]	$0.23	$(0.45)	$(0.00)	$(0.45)	$9.78

Class C
4-2-07* to 3-31-08	$10.00	$0.45	[a]	$(0.21)	[a]	$0.24	$(0.45)	$(0.00)	$(0.45)	$9.79

Class I
4-2-07* to 3-31-08	$10.00	$0.52	[a]	$(0.16)	[a]	$0.36	$(0.54)	$(0.00)	$(0.54)	$9.82

Class Y
4-2-07* to 3-31-08	$10.00	$0.49	[a]	$(0.16)	[a]	$0.33	$(0.52)	$(0.00)	$(0.52)	$9.81

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Expense Waiver		Ratio of Expenses to Average Net Assets without Expense Waiver		Ratio of Net Investment Income to Average Net Assets with Expense Waiver		Ratio of Net Investment Income to Average Net Assets without Expense Waiver		Portfolio Turnover Rate

Class A
4-2-07* to 3-31-08	2.67%	[b]	$54	0.88%	[c]	0.89%	[c]	6.52%	[c]	6.51%	[c]	0%	[d]

Class B
4-2-07* to 3-31-08	1.87%		$1	1.77%	[c]	1.78%	[c]	5.43%	[c]	5.42%	[c]	0%	[d]

Class C
4-2-07* to 3-31-08	1.90%		$3	1.65%	[c]	1.66%	[c]	6.18%	[c]	6.17%	[c]	0%	[d]

Class I
4-2-07* to 3-31-08	3.07%		$0.21	0.55%	[c]	0.56%	[c]	4.67%	[c]	4.66%	[c]	0%	[d]

Class Y
4-2-07* to 3-31-08	2.77%		$0.28	0.81%	[c]	0.82%	[c]	4.76%	[c]	4.75%	[c]	0%	[d]

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)Annualized.

(d)Not shown due to rounding.

IVY MANAGED INTERNATIONAL OPPORTUNITIES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-2-07* to 3-31-08	$10.00	$0.35	[a]	$0.04	[a]	$0.39	$(0.33)	$(0.00)	$(0.33)	$10.06

Class B
4-2-07* to 3-31-08	$10.00	$0.33	[a]	$(0.02)	[a]	$0.31	$(0.27)	$(0.00)	$(0.27)	$10.04

Class C
4-2-07* to 3-31-08	$10.00	$0.30	[a]	$0.02	[a]	$0.32	$(0.28)	$(0.00)	$(0.28)	$10.04

Class I
4-2-07* to 3-31-08	$10.00	$0.41	[a]	$0.02	[a]	$0.43	$(0.36)	$(0.00)	$(0.36)	$10.07

Class Y
4-2-07* to 3-31-08	$10.00	$0.37	[a]	$0.03	[a]	$0.40	$(0.34)	$(0.00)	$(0.34)	$10.06

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Expense Waiver		Ratio of Expenses to Average Net Assets without Expense Waiver		Ratio of Net Investment Income to Average Net Assets with Expense Waiver		Ratio of Net Investment Income to Average Net Assets without Expense Waiver		Portfolio Turnover Rate

Class A
4-2-07* to 3-31-08	3.75%	[b]	$100	0.67%	[c]	0.68%	[c]	4.67%	[c]	4.66%	[c]	0%	[d]

Class B
4-2-07* to 3-31-08	2.98%		$4	1.48%	[c]	1.49%	[c]	4.05%	[c]	4.04%	[c]	0%	[d]

Class C
4-2-07* to 3-31-08	3.05%		$4	1.44%	[c]	1.45%	[c]	3.70%	[c]	3.69%	[c]	0%	[d]

Class I
4-2-07* to 3-31-08	4.10%		$0.21	0.36%	[c]	0.37%	[c]	3.81%	[c]	3.80%	[c]	0%	[d]

Class Y
4-2-07* to 3-31-08	3.81%		$0.45	0.64%	[c]	0.65%	[c]	3.83%	[c]	3.82%	[c]	0%	[d]

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)Annualized.

(d)Not shown due to rounding.

IVY MID CAP GROWTH FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$13.07	$(0.09)		$(0.21)		$(0.30)	$(0.00)	$(0.00)	$(0.00)	$12.77
4-1-06 to 3-31-07	12.59	(0.06)		0.54		0.48	(0.00)	(0.00)	(0.00)	13.07
4-1-05 to 3-31-06	9.99	(0.04)		2.64		2.60	(0.00)	(0.00)	(0.00)	12.59
4-1-04 to 3-31-05	9.09	(0.09)		0.99		0.90	(0.00)	(0.00)	(0.00)	9.99
4-1-03 to 3-31-04	6.67	(0.08)		2.50		2.42	(0.00)	(0.00)	(0.00)	9.09

Class B
4-1-07 to 3-31-08	$12.18	$(0.30)		$(0.09)		$(0.39)	$(0.00)	$(0.00)	$(0.00)	$11.79
4-1-06 to 3-31-07	11.85	(0.23)		0.56		0.33	(0.00)	(0.00)	(0.00)	12.18
4-1-05 to 3-31-06	9.50	(0.18)		2.53		2.35	(0.00)	(0.00)	(0.00)	11.85
4-1-04 to 3-31-05	8.75	(0.23)		0.98		0.75	(0.00)	(0.00)	(0.00)	9.50
4-1-03 to 3-31-04	6.49	(0.17)		2.43		2.26	(0.00)	(0.00)	(0.00)	8.75

Class C
4-1-07 to 3-31-08	$12.48	$(0.25)		$(0.14)		$(0.39)	$(0.00)	$(0.00)	$(0.00)	$12.09
4-1-06 to 3-31-07	12.10	(0.19)		0.57		0.38	(0.00)	(0.00)	(0.00)	12.48
4-1-05 to 3-31-06	9.67	(0.12)		2.55		2.43	(0.00)	(0.00)	(0.00)	12.10
4-1-04 to 3-31-05	8.86	(0.15)		0.96		0.81	(0.00)	(0.00)	(0.00)	9.67
4-1-03 to 3-31-04	6.56	(0.13)		2.43		2.30	(0.00)	(0.00)	(0.00)	8.86

Class I
4-2-07* to 3-31-08	$13.28	$(0.03)	[c]	$(0.18)	[c]	$(0.21)	$(0.00)	$(0.00)	$(0.00)	$13.07

Class Y
4-1-07 to 3-31-08	$13.23	$(0.07)		$(0.19)		$(0.26)	$(0.00)	$(0.00)	$(0.00)	$12.97
4-1-06 to 3-31-07	12.70	(0.03)		0.56		0.53	(0.00)	(0.00)	(0.00)	13.23
4-1-05 to 3-31-06	10.04	0.05	[c]	2.61	[c]	2.66	(0.00)	(0.00)	(0.00)	12.70
4-1-04 to 3-31-05	9.09	(0.06)		1.01		0.95	(0.00)	(0.00)	(0.00)	10.04
4-1-03 to 3-31-04	6.67	(0.05)		2.47		2.42	(0.00)	(0.00)	(0.00)	9.09

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-2.37%	[a]	$108	1.60%		1.60%	[b]	-0.67%		-0.67%	[b]	42%
4-1-06 to 3-31-07	3.89%	[a]	104	1.59%		1.59%	[b]	-0.48%		-0.48%	[b]	25%
4-1-05 to 3-31-06	26.03%	[a]	105	1.62%		1.62%	[b]	-0.30%		-0.30%	[b]	28%
4-1-04 to 3-31-05	9.90%	[a]	68	1.65%		1.70%		-0.95%		-1.00%		25%
4-1-03 to 3-31-04	36.28%	[a]	50	1.84%		1.89%		-1.20%		-1.25%		24%

Class B
4-1-07 to 3-31-08	-3.20%		$9	2.56%		2.56%	[b]	-1.62%		-1.62%	[b]	42%
4-1-06 to 3-31-07	2.79%		11	2.62%		2.62%	[b]	-1.52%		-1.52%	[b]	25%
4-1-05 to 3-31-06	24.74%		12	2.70%		2.70%	[b]	-1.43%		-1.43%	[b]	28%
4-1-04 to 3-31-05	8.57%		11	2.81%		2.81%	[b]	-2.12%		-2.12%	[b]	25%
4-1-03 to 3-31-04	34.82%		12	3.04%		3.09%		-2.37%		-2.43%		24%

Class C
4-1-07 to 3-31-08	-3.13%		$10	2.35%		2.38%		-1.41%		-1.44%		42%
4-1-06 to 3-31-07	3.14%		12	2.35%		2.42%	[b]	-1.25%		-1.32%	[b]	25%
4-1-05 to 3-31-06	25.13%		14	2.35%		2.40%	[b]	-1.09%		-1.14%	[b]	28%
4-1-04 to 3-31-05	9.14%		11	2.35%		2.46%	[b]	-1.66%		-1.77%	[b]	25%
4-1-03 to 3-31-04	35.06%		10	2.59%		2.64%		-1.98%		-2.03%		24%

Class I
4-2-07* to 3-31-08	-1.58%		$1	1.17%	[d]	N/A		-0.23%	[d]	N/A		42%	[e]

Class Y
4-1-07 to 3-31-08	-1.97%		$12	1.25%		1.40%		-0.33%		-0.48%		42%
4-1-06 to 3-31-07	4.17%		10	1.25%		1.42%	[b]	-0.15%		-0.32%	[b]	25%
4-1-05 to 3-31-06	26.50%		9	1.25%		1.43%	[b]	0.43%		0.25%	[b]	28%
4-1-04 to 3-31-05	10.45%		2	1.25%		1.48%	[b]	-0.55%		-0.78%	[b]	25%
4-1-03 to 3-31-04	36.28%		1	1.72%		1.77%		-0.91%		-0.96%		24%

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Based on average weekly shares outstanding.

(d)Annualized.

(e)For the twelve months ended March 31, 2008.

IVY PACIFIC OPPORTUNITIES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$16.91	$(0.01)		$2.80		$2.79	$(0.05)	$(2.04)	$(2.09)	$17.61
4-1-06 to 3-31-07	14.32	(0.02)		3.23		3.21	(0.01)	(0.61)	(0.62)	16.91
4-1-05 to 3-31-06	10.61	0.02	[c]	3.83	[c]	3.85	(0.04)	(0.10)	(0.14)	14.32
4-1-04 to 3-31-05	9.55	(0.07)		1.13		1.06	(0.00)	(0.00)	(0.00)	10.61
1-1-04 to 3-31-04	9.11	0.00		0.44		0.44	(0.00)	(0.00)	(0.00)	9.55
1-1-03 to 12-31-03	5.96	(0.02)		3.17		3.15	(0.00)	(0.00)	(0.00)	9.11

Class B
4-1-07 to 3-31-08	$15.49	$(0.19)		$2.56		$2.37	$(0.00)	$(1.85)	$(1.85)	$16.01
4-1-06 to 3-31-07	13.29	(0.07)		2.88		2.81	(0.00)	(0.61)	(0.61)	15.49
4-1-05 to 3-31-06	9.91	(0.06)	[c]	3.54	[c]	3.48	(0.00)	(0.10)	(0.10)	13.29
4-1-04 to 3-31-05	9.01	(0.13)		1.03		0.90	(0.00)	(0.00)	(0.00)	9.91
1-1-04 to 3-31-04	8.61	(0.04)		0.44		0.40	(0.00)	(0.00)	(0.00)	9.01
1-1-03 to 12-31-03	5.75	(0.06)		2.92		2.86	(0.00)	(0.00)	(0.00)	8.61

Class C
4-1-07 to 3-31-08	$15.73	$(0.14)		$2.58		$2.44	$(0.00)	$(1.90)	$(1.90)	$16.27
4-1-06 to 3-31-07	13.45	(0.08)		2.97		2.89	(0.00)	(0.61)	(0.61)	15.73
4-1-05 to 3-31-06	10.01	(0.06)	[c]	3.60	[c]	3.54	(0.00)	(0.10)	(0.10)	13.45
4-1-04 to 3-31-05	9.09	(0.09)		1.01		0.92	(0.00)	(0.00)	(0.00)	10.01
1-1-04 to 3-31-04	8.68	(0.02)		0.43		0.41	(0.00)	(0.00)	(0.00)	9.09
1-1-03 to 12-31-03	5.75	(0.05)		2.98		2.93	(0.00)	(0.00)	(0.00)	8.68

Class I
4-2-07* to 3-31-08	$17.00	$(0.03)	[c]	$2.98	[c]	$2.95	$(0.14)	$(2.04)	$(2.18)	$17.77

Class Y
4-1-07 to 3-31-08	$17.03	$0.01		$2.83		$2.84	$(0.08)	$(2.04)	$(2.12)	$17.75
4-1-06 to 3-31-07	14.41	0.02		3.26		3.28	(0.05)	(0.61)	(0.66)	17.03
4-1-05 to 3-31-06	10.67	0.04	[c]	3.87	[c]	3.91	(0.07)	(0.10)	(0.17)	14.41
4-1-04 to 3-31-05	9.58	(0.04)		1.13		1.09	(0.00)	(0.00)	(0.00)	10.67
1-1-04 to 3-31-04	9.13	(0.00)		0.45		0.45	(0.00)	(0.00)	(0.00)	9.58
7-24-03* to 12-31-03	6.85	(0.01)		2.29		2.28	(0.00)	(0.00)	(0.00)	9.13

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	14.30%	[a]	$471	1.74%		1.74%	[b]	-0.08%		-0.08%	[b]	96%
4-1-06 to 3-31-07	22.60%	[a]	375	1.84%		1.84%	[b]	-0.14%		-0.14%	[b]	74%
4-1-05 to 3-31-06	36.51%	[a]	191	1.95%		1.95%	[b]	0.24%		0.24%	[b]	87%
4-1-04 to 3-31-05	11.10%	[a]	64	2.22%		2.22%	[b]	-0.80%		-0.80%	[b]	87%
1-1-04 to 3-31-04	4.83%	[a]	29	2.07%	[d]	2.07%	[b,d]	-1.07%	[d]	-1.07%	[b,d]	61%
1-1-03 to 12-31-03	52.85%	[a]	18	2.64%		2.73%		-0.39%		-0.48%		187%

Class B
4-1-07 to 3-31-08	13.16%		$21	2.74%		2.74%	[b]	-1.05%		-1.05%	[b]	96%
4-1-06 to 3-31-07	21.33%		20	2.88%		2.88%	[b]	-1.15%		-1.15%	[b]	74%
4-1-05 to 3-31-06	35.26%		11	2.91%		2.91%	[b]	-0.51%		-0.51%	[b]	87%
4-1-04 to 3-31-05	9.99%		6	3.06%		3.06%	[b]	-1.57%		-1.57%	[b]	87%
1-1-04 to 3-31-04	4.65%		6	2.86%	[d]	2.86%	[b,d]	-1.92%	[d]	-1.92%	[b,d]	61%
1-1-03 to 12-31-03	49.74%		6	3.46%		3.55%		-1.15%		-1.24%		187%

Class C
4-1-07 to 3-31-08	13.36%		$38	2.49%		2.49%	[b]	-0.82%		-0.82%	[b]	96%
4-1-06 to 3-31-07	21.68%		34	2.60%		2.60%	[b]	-0.87%		-0.87%	[b]	74%
4-1-05 to 3-31-06	35.51%		18	2.75%		2.75%	[b]	-0.50%		-0.50%	[b]	87%
4-1-04 to 3-31-05	10.12%		7	3.06%		3.06%	[b]	-1.68%		-1.68%	[b]	87%
1-1-04 to 3-31-04	4.72%		3	2.57%	[d]	2.57%	[b,d]	-1.59%	[d]	-1.59%	[b,d]	61%
1-1-03 to 12-31-03	50.96%		2	3.48%		3.57%		-1.14%		-1.23%		187%

Class I
4-2-07* to 3-31-08	15.10%		$38	1.31%	[d]	N/A		0.06%	[d]	N/A		96%	[e]

Class Y
4-1-07 to 3-31-08	14.48%		$7.14	1.55%		1.55%	[b]	0.06%		0.06%	[b]	96%
4-1-06 to 3-31-07	22.95%		8.10	1.58%		1.58%	[b]	0.11%		0.11%	[b]	74%
4-1-05 to 3-31-06	36.90%		3.79	1.68%		1.68%	[b]	0.46%		0.46%	[b]	87%
4-1-04 to 3-31-05	11.38%		1.10	1.88%		1.88%	[b]	-0.47%		-0.47%	[b]	87%
1-1-04 to 3-31-04	4.93%		0.71	1.64%	[d]	1.64%	[b,d]	-0.68%	[d]	-0.68%	[b,d]	61%
7-24-03* to 12-31-03	33.28%		0.50	2.01%	[d]	2.18%	[d]	-0.40%	[d]	-0.57%	[d]	187%	[f]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Based on average weekly shares outstanding.

(d)Annualized.

(e)For the 12 months ended March 31, 2008.

(f)For the 12 months ended December 31, 2003.

IVY REAL ESTATE SECURITIES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$26.14	$0.19		$(4.87)		$(4.68)	$(0.15)	$(1.97)	$(2.12)	$19.34
4-1-06 to 3-31-07	23.11	0.10		4.05		4.15	(0.15)	(0.97)	(1.12)	26.14
4-1-05 to 3-31-06	18.13	0.15		5.81		5.96	(0.18)	(0.80)	(0.98)	23.11
4-1-04 to 3-31-05	16.99	0.15	[c]	1.93	[c]	2.08	(0.25)	(0.69)	(0.94)	18.13
8-1-03 to 3-31-04	13.42	0.62		3.38		4.00	(0.24)	(0.19)	(0.43)	16.99
8-1-02 to 7-31-03	11.93	0.48		1.72		2.20	(0.48)	(0.23)	(0.71)	13.42

Class B
4-1-07 to 3-31-08	$25.91	$(0.08)		$(4.79)		$(4.87)	$(0.01)	$(1.88)	$(1.89)	$19.15
4-1-06 to 3-31-07	23.00	(0.09)		3.97		3.88	(0.00)	(0.97)	(0.97)	25.91
4-1-05 to 3-31-06	18.08	0.01		5.72		5.73	(0.01)	(0.80)	(0.81)	23.00
4-1-05 to 3-31-05	16.97	(0.07)	[c]	1.95	[c]	1.88	(0.08)	(0.69)	(0.77)	18.08
12-8-03* to 3-31-04	15.18	0.07		2.08		2.15	(0.17)	(0.19)	(0.36)	16.97

Class C
4-1-07 to 3-31-08	$26.01	$0.00		$(4.85)		$(4.85)	$(0.02)	$(1.92)	$(1.94)	$19.22
4-1-06 to 3-31-07	23.04	(0.06)		4.00		3.94	(0.00)	(0.97)	(0.97)	26.01
4-1-05 to 3-31-06	18.10	0.03		5.73		5.76	(0.02)	(0.80)	(0.82)	23.04
4-1-05 to 3-31-05	16.99	0.12		1.82		1.94	(0.14)	(0.69)	(0.83)	18.10
12-8-03* to 3-31-04	15.18	0.08		2.09		2.17	(0.17)	(0.19)	(0.36)	16.99

Class I
4-2-07* to 3-31-08	$26.38	$0.18	[c]	$(4.92)	[c]	$(4.74)	$(0.24)	$(1.97)	$(2.21)	$19.43

Class Y
4-1-07 to 3-31-08	$26.15	$0.36		$(4.99)		$(4.63)	$(0.20)	$(1.97)	$(2.17)	$19.35
4-1-06 to 3-31-07	23.12	0.23		3.97		4.20	(0.20)	(0.97)	(1.17)	26.15
4-1-05 to 3-31-06	18.14	0.27		5.75		6.02	(0.24)	(0.80)	(1.04)	23.12
4-1-05 to 3-31-05	16.99	0.26	[c]	1.87	[c]	2.13	(0.29)	(0.69)	(0.98)	18.14
12-8-03* to 3-31-04	15.18	0.04		2.15		2.19	(0.19)	(0.19)	(0.38)	16.99

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-18.13%	[a]	$253	1.67%		1.67%	[b]	0.70%		0.70%	[b]	27%
4-1-06 to 3-31-07	18.09%	[a]	395	1.57%		1.57%	[b]	0.54%		0.54%	[b]	35%
4-1-05 to 3-31-06	33.53%	[a]	256	1.64%		1.64%	[b]	0.91%		0.91%	[b]	35%
4-1-04 to 3-31-05	12.09%	[a]	155	1.67%		1.67%	[b]	0.95%		0.95%	[b]	48%
8-1-03 to 3-31-04	29.78%	[a]	44	1.48%	[d,e]	1.49%	[d,e]	4.35%	[d,e]	4.34%	[d,e]	35%
8-1-02 to 7-31-03	19.65%	[a]	60	1.46%		1.46%	[b]	2.95%		2.95%	[b]	48%

Class B
4-1-07 to 3-31-08	-18.98%		$13	2.71%		N/A		-0.24%		N/A		27%
4-1-06 to 3-31-07	16.93%		22	2.57%		N/A		-0.42%		N/A		35%
4-1-05 to 3-31-06	32.19%		15	2.66%		N/A		0.01%		N/A		35%
4-1-05 to 3-31-05	10.91%		10	2.73%		N/A		-0.24%		N/A		48%
12-8-03* to 3-31-04	14.46%		2	3.02%	[d]	N/A		-5.40%	[d]	N/A		35%	[f]

Class C
4-1-07 to 3-31-08	-18.84%		$13	2.50%		N/A		0.03%		N/A		27%
4-1-06 to 3-31-07	17.17%		26	2.39%		N/A		-0.28%		N/A		35%
4-1-05 to 3-31-06	32.38%		17	2.46%		N/A		0.15%		N/A		35%
4-1-05 to 3-31-05	11.21%		10	2.49%		N/A		0.14%		N/A		48%
12-8-03* to 3-31-04	14.59%		2	2.82%	[d]	N/A		-4.46%	[d]	N/A		35%	[f]

Class I
4-2-07* to 3-31-08	-18.17%		$1	1.17%	[d]	N/A		0.75%	[d]	N/A		27%	[g]

Class Y
4-1-07 to 3-31-08	-17.89%		$120	1.38%		N/A		1.19%		N/A		27%
4-1-06 to 3-31-07	18.32%		265	1.37%		N/A		0.94%		N/A		35%
4-1-05 to 3-31-06	33.86%		216	1.39%		N/A		1.27%		N/A		35%
4-1-05 to 3-31-05	12.40%		148	1.44%		N/A		1.59%		N/A		48%
12-8-03* to 3-31-04	14.78%		91	1.60%	[d]	N/A		0.14%	[d]	N/A		35%	[f]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Based on average weekly shares outstanding.

(d)Annualized.

(e)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that included the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(f)For the eight months ended March 31, 2004.

(g)For the 12 months ended March 31, 2008.

IVY SCIENCE AND TECHNOLOGY FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$28.70	$(0.17)		$2.78		$2.61	$(0.00)	$(3.44)	$(3.44)	$27.87
4-1-06 to 3-31-07	27.08	(0.23)		1.91		1.68	(0.00)	(0.06)	(0.06)	28.70
4-1-05 to 3-31-06	21.34	(0.30)		6.04		5.74	(0.00)	(0.00)	(0.00)	27.08
4-1-04 to 3-31-05	19.55	(0.28)		2.07		1.79	(0.00)	(0.00)	(0.00)	21.34
4-1-03 to 3-31-04	14.17	(0.19)		5.57		5.38	(0.00)	(0.00)	(0.00)	19.55

Class B
4-1-07 to 3-31-08	$26.66	$(0.28)		$2.42		$2.14	$(0.00)	$(3.12)	$(3.12)	$25.68
4-1-06 to 3-31-07	25.42	(0.48)		1.78		1.30	(0.00)	(0.06)	(0.06)	26.66
4-1-05 to 3-31-06	20.24	(0.40)		5.58		5.18	(0.00)	(0.00)	(0.00)	25.42
4-1-04 to 3-31-05	18.77	(0.42)		1.89		1.47	(0.00)	(0.00)	(0.00)	20.24
4-1-03 to 3-31-04	13.77	(0.39)		5.39		5.00	(0.00)	(0.00)	(0.00)	18.77

Class C
4-1-07 to 3-31-08	$27.14	$(0.26)		$2.50		$2.24	$(0.00)	$(3.17)	$(3.17)	$26.21
4-1-06 to 3-31-07	25.84	(0.49)		1.85		1.36	(0.00)	(0.06)	(0.06)	27.14
4-1-05 to 3-31-06	20.53	(0.43)		5.74		5.31	(0.00)	(0.00)	(0.00)	25.84
4-1-04 to 3-31-05	18.98	(0.42)		1.97		1.55	(0.00)	(0.00)	(0.00)	20.53
4-1-03 to 3-31-04	13.88	(0.38)		5.48		5.10	(0.00)	(0.00)	(0.00)	18.98

Class I
4-2-07* to 3-31-08	$29.71	$0.02	[b]	$3.16	[b]	$3.18	$(0.00)	$(3.54)	$(3.54)	$29.35

Class Y
4-1-07 to 3-31-08	$29.62	$(0.09)	[b]	$2.81	[b]	$2.72	$(0.00)	$(3.47)	$(3.47)	$28.87
4-1-06 to 3-31-07	27.92	(0.22)		1.98		1.76	(0.00)	(0.06)	(0.06)	29.62
4-1-05 to 3-31-06	21.96	(0.27)		6.23		5.96	(0.00)	(0.00)	(0.00)	27.92
4-1-04 to 3-31-05	20.07	(0.18)	[b]	2.07	[b]	1.89	(0.00)	(0.00)	(0.00)	21.96
4-1-03 to 3-31-04	14.51	(0.15)		5.71		5.56	(0.00)	(0.00)	(0.00)	20.07

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	8.27%	[a]	$245	1.43%		-0.39%		96%
4-1-06 to 3-31-07	6.22%	[a]	185	1.47%		-0.88%		81%
4-1-05 to 3-31-06	26.90%	[a]	164	1.51%		-1.02%		112%
4-1-04 to 3-31-05	9.16%	[a]	55	1.70%		-1.09%		106%
4-1-03 to 3-31-04	37.97%	[a]	36	1.80%		-1.35%		114%

Class B
4-1-07 to 3-31-08	7.19%		$20	2.42%		-1.39%		96%
4-1-06 to 3-31-07	5.13%		19	2.51%		-1.91%		81%
4-1-05 to 3-31-06	25.59%		18	2.58%		-2.10%		112%
4-1-04 to 3-31-05	7.83%		12	2.90%		-2.31%		106%
4-1-03 to 3-31-04	36.31%		11	3.06%		-2.60%		114%

Class C
4-1-07 to 3-31-08	7.38%		$122	2.26%		-1.23%		96%
4-1-06 to 3-31-07	5.32%		109	2.33%		-1.74%		81%
4-1-05 to 3-31-06	25.86%		113	2.38%		-1.90%		112%
4-1-04 to 3-31-05	8.17%		88	2.58%		-2.00%		106%
4-1-03 to 3-31-04	36.74%		89	2.66%		-2.15%		114%

Class I
4-2-07* to 3-31-08	9.89%		$9	1.10%	[c]	0.05%	[c]	96%	[d]

Class Y
4-1-07 to 3-31-08	8.38%		$155	1.34%		-0.28%		96%
4-1-06 to 3-31-07	6.32%		78	1.35%		-0.76%		81%
4-1-05 to 3-31-06	27.14%		57	1.37%		-0.88%		112%
4-1-04 to 3-31-05	9.42%		33	1.45%		-0.87%		106%
4-1-03 to 3-31-04	38.32%		9	1.45%		-1.03%		114%

*Commencement of operations of the class

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)Based on average weekly shares outstanding.

(c)Annualized.

(d)For the 12 months ended March 31, 2008.

|

IVY SMALL CAP GROWTH FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$12.98	$(0.13)	[a]	$(0.71)	[a]	$(0.84)	$(0.00)	$(1.83)	$(1.83)	$10.31
4-1-06 to 3-31-07	14.87	(0.12)	[a]	0.18	[a]	0.06	(0.00)	(1.95)	(1.95)	12.98
4-1-05 to 3-31-06	12.32	(0.21)		3.22		3.01	(0.00)	(0.46)	(0.46)	14.87
4-1-04 to 3-31-05	11.36	(0.08)		1.04		0.96	(0.00)	(0.00)	(0.00)	12.32
4-1-03 to 3-31-04	8.25	(0.08)		3.19		3.11	(0.00)	(0.00)	(0.00)	11.36

Class B
4-1-07 to 3-31-08	$11.97	$(0.23)		$(0.64)		$(0.87)	$(0.00)	$(1.71)	$(1.71)	$9.39
4-1-06 to 3-31-07	13.99	(0.24)		0.17		(0.07)	(0.00)	(1.95)	(1.95)	11.97
4-1-05 to 3-31-06	11.73	(0.23)		2.95		2.72	(0.00)	(0.46)	(0.46)	13.99
4-1-04 to 3-31-05	10.91	(0.23)		1.05		0.82	(0.00)	(0.00)	(0.00)	11.73
4-1-03 to 3-31-04	8.01	(0.20)		3.10		2.90	(0.00)	(0.00)	(0.00)	10.91

Class C
4-1-07 to 3-31-08	$12.22	$(0.23)		$(0.62)		$(0.85)	$(0.00)	$(1.75)	$(1.75)	$9.62
4-1-06 to 3-31-07	14.20	(0.23)		0.20		(0.03)	(0.00)	(1.95)	(1.95)	12.22
4-1-05 to 3-31-06	11.87	(0.25)		3.04		2.79	(0.00)	(0.46)	(0.46)	14.20
4-1-04 to 3-31-05	11.02	(0.24)		1.09		0.85	(0.00)	(0.00)	(0.00)	11.87
4-1-03 to 3-31-04	8.07	(0.21)		3.16		2.95	(0.00)	(0.00)	(0.00)	11.02

Class I
4-2-07* to 3-31-08	$14.35	$0.09		$(0.82)		$(0.73)	$(0.00)	$(1.89)	$(1.89)	$11.73

Class Y
4-1-07 to 3-31-08	$14.31	$(0.11)		$(0.81)		$(0.92)	$(0.00)	$(1.86)	$(1.86)	$11.53
4-1-06 to 3-31-07	16.15	(0.11)		0.22		0.11	(0.00)	(1.95)	(1.95)	14.31
4-1-05 to 3-31-06	13.33	(0.16)		3.44		3.28	(0.00)	(0.46)	(0.46)	16.15
4-1-04 to 3-31-05	12.26	(0.09)		1.16		1.07	(0.00)	(0.00)	(0.00)	13.33
4-1-03 to 3-31-04	8.89	(0.10)		3.47		3.37	(0.00)	(0.00)	(0.00)	12.26

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-8.32%	[b]	$97	1.56%		-1.00%		79%
4-1-06 to 3-31-07	0.76%	[b]	109	1.49%		-0.86%		96%
4-1-05 to 3-31-06	24.70%	[b]	141	1.50%		-0.90%		87%
4-1-04 to 3-31-05	8.45%	[b]	72	1.54%		-1.14%		83%
4-1-03 to 3-31-04	37.70%	[b]	92	1.48%		-1.21%		91%

Class B
4-1-07 to 3-31-08	-9.19%		$12	2.45%		-1.87%		79%
4-1-06 to 3-31-07	-0.15%		16	2.45%		-1.82%		96%
4-1-05 to 3-31-06	23.46%		19	2.45%		-1.86%		87%
4-1-04 to 3-31-05	7.52%		15	2.52%		-2.11%		83%
4-1-03 to 3-31-04	36.21%		13	2.57%		-2.29%		91%

Class C
4-1-07 to 3-31-08	-8.91%		$187	2.20%		-1.62%		79%
4-1-06 to 3-31-07	0.14%		259	2.20%		-1.57%		96%
4-1-05 to 3-31-06	23.78%		328	2.20%		-1.62%		87%
4-1-04 to 3-31-05	7.71%		308	2.26%		-1.85%		83%
4-1-03 to 3-31-04	36.56%		334	2.31%		-2.03%		91%

Class I
4-2-07* to 3-31-08	-6.82%		$2	1.10%	[c]	-0.52%	[c]	79%	[d]

Class Y
4-1-07 to 3-31-08	-8.13%		$124	1.33%		-0.76%		79%
4-1-06 to 3-31-07	1.02%		154	1.32%		-0.70%		96%
4-1-05 to 3-31-06	24.86%		173	1.33%		-0.74%		87%
4-1-04 to 3-31-05	8.73%		115	1.36%		-0.95%		83%
4-1-03 to 3-31-04	37.91%		124	1.35%		-1.09%		91%

*Commencement of operations of the class.

(a)Based on average weekly shares outstanding.

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)Annualized.

(d)For the 12 months ended March 31, 2008.

IVY SMALL CAP VALUE FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income		From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$16.22	$(0.10)		$(2.28)		$(2.38)	$(0.00)		$(0.88)	$(0.88)	$12.96
4-1-06 to 3-31-07	16.24	(0.03)		1.35		1.32	(0.00)		(1.34)	(1.34)	16.22
4-1-05 to 3-31-06	16.88	(0.11)		2.62		2.51	(0.00)		(3.15)	(3.15)	16.24
4-1-04 to 3-31-05	16.68	(0.13)		1.52		1.39	(0.00)		(1.19)	(1.19)	16.88
8-1-03 to 3-31-04	13.02	(0.08)		3.76		3.68	(0.00)		(0.02)	(0.02)	16.68
8-1-02 to 7-31-03	12.25	(0.09)		1.74		1.65	(0.00)	[d]	(0.88)	(0.88)	13.02

Class B
4-1-07 to 3-31-08	$15.48	$(0.35)		$(2.08)		$(2.43)	$(0.00)		$(0.71)	$(0.71)	$12.34
4-1-06 to 3-31-07	15.72	(0.14)		1.24		1.10	(0.00)		(1.34)	(1.34)	15.48
4-1-05 to 3-31-06	16.59	(0.25)		2.53		2.28	(0.00)		(3.15)	(3.15)	15.72
4-1-04 to 3-31-05	16.61	(0.23)		1.40		1.17	(0.00)		(1.19)	(1.19)	16.59
12-8-03* to 3-31-04	15.27	(0.05)		1.41		1.36	(0.00)		(0.02)	(0.02)	16.61

Class C
4-1-07 to 3-31-08	$15.69	$(0.28)		$(2.14)		$(2.42)	$(0.00)		$(0.76)	$(0.76)	$12.51
4-1-06 to 3-31-07	15.87	(0.12)		1.28		1.16	(0.00)		(1.34)	(1.34)	15.69
4-1-05 to 3-31-06	16.67	(0.21)		2.56		2.35	(0.00)		(3.15)	(3.15)	15.87
4-1-04 to 3-31-05	16.63	(0.19)		1.42		1.23	(0.00)		(1.19)	(1.19)	16.67
12-8-03* to 3-31-04	15.27	(0.05)		1.43		1.38	(0.00)		(0.02)	(0.02)	16.63

Class I
4-2-07* to 3-31-08	$16.43	$(0.01)		$(2.26)		$(2.27)	$(0.00)		$(0.96)	$(0.96)	$13.20

Class Y
4-1-07 to 3-31-08	$16.42	$(0.04)	[g]	$(2.32)	[g]	$(2.36)	$(0.00)		$(0.93)	$(0.93)	$13.13
4-1-06 to 3-31-07	16.36	0.03		1.37		1.40	(0.00)		(1.34)	(1.34)	16.42
4-1-05 to 3-31-06	16.92	(0.06)		2.65		2.59	(0.00)		(3.15)	(3.15)	16.36
4-1-04 to 3-31-05	16.68	(0.10)		1.53		1.43	(0.00)		(1.19)	(1.19)	16.92
12-8-03* to 3-31-04	15.27	(0.04)		1.47		1.43	(0.00)		(0.02)	(0.02)	16.68

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-15.19%	[a]	$104	1.76%		-0.63%		118%
4-1-06 to 3-31-07	8.26%	[a]	121	1.74%		-0.24%		123%
4-1-05 to 3-31-06	16.44%	[a]	86	1.80%		-0.76%		157%
4-1-04 to 3-31-05	8.23%	[a]	66	1.76%		-0.79%		124%
8-1-03 to 3-31-04	28.29%	[a]	65	1.65%	b.c	-0.76%	b.c	27%
8-1-02 to 7-31-03	14.91%	[a]	59	1.53%		-0.82%		54%

Class B
4-1-07 to 3-31-08	-16.14%		$5	2.83%		-1.69%		118%
4-1-06 to 3-31-07	7.11%		9	2.82%		-1.33%		123%
4-1-05 to 3-31-06	15.28%		7	2.84%		-1.80%		157%
4-1-04 to 3-31-05	6.92%		5	3.02%		-1.88%		124%
12-8-03* to 3-31-04	8.93%		1	3.79%	[b]	-2.93%	[b]	27%	[e]

Class C
4-1-07 to 3-31-08	-15.91%		$8	2.54%		-1.40%		118%
4-1-06 to 3-31-07	7.43%		12	2.52%		-1.04%		123%
4-1-05 to 3-31-06	15.64%		10	2.54%		-1.50%		157%
4-1-04 to 3-31-05	7.28%		8	2.65%		-1.53%		124%
12-8-03* to 3-31-04	9.06%		2	2.83%	[b]	-2.00%	[b]	27%	[e]

Class I
4-2-07* to 3-31-08	-14.39%		$0.46	1.19%	[b]	-0.07%	[b]	118%	[f]

Class Y
4-1-07 to 3-31-08	-14.89%		$14	1.39%		-0.25%		118%
4-1-06 to 3-31-07	8.70%		21	1.39%		0.08%		123%
4-1-05 to 3-31-06	16.88%		24	1.41%		-0.37%		157%
4-1-04 to 3-31-05	8.48%		25	1.53%		-0.56%		124%
12-8-03* to 3-31-04	9.38%		25	1.60%	[b]	-0.82%	[b]	27%	[e]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)Annualized.

(c)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that included the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(d)Not shown due to rounding.

(e)For the eight months ended March 31, 2004.

(f)Fot the 12 months ended March 31, 2008.

(g)Based on average weekly shares outstanding.

IVY VALUE FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$19.04	$0.12		$(1.85)		$(1.73)	$(0.12)	$(1.24)	$(1.36)	$15.95
4-1-06 to 3-31-07	17.17	0.13		2.28		2.41	(0.13)	(0.41)	(0.54)	19.04
4-1-05 to 3-31-06	16.04	0.10		1.14		1.24	(0.11)	(0.00)	(0.11)	17.17
4-1-04 to 3-31-05	14.54	0.15		1.48		1.63	(0.13)	(0.00)	(0.13)	16.04
8-1-03 to 3-31-04	12.54	0.08		1.98		2.06	(0.06)	(0.00)	(0.06)	14.54
8-1-02 to 7-31-03	11.81	0.12		0.72		0.84	(0.11)	(0.00)	(0.11)	12.54

Class B
4-1-07 to 3-31-08	$18.83	$(0.09)		$(1.80)		$(1.89)	$(0.00)	$(1.18)	$(1.18)	$15.76
4-1-05 to 3-31-06	17.04	(0.03)		2.23		2.20	(0.00)	(0.41)	(0.41)	18.83
4-1-05 to 3-31-06	15.97	(0.04)		1.12		1.08	(0.01)	(0.00)	(0.01)	17.04
4-1-04 to 3-31-05	14.50	0.03		1.44		1.47	(0.00)	(0.00)	(0.00)	15.97
12-8-03* to 3-31-04	13.63	0.01		0.90		0.91	(0.04)	(0.00)	(0.04)	14.50

Class C
4-1-07 to 3-31-08	$18.90	$(0.06)		$(1.81)		$(1.87)	$(0.00)	$(1.20)	$(1.20)	$15.83
4-1-05 to 3-31-06	17.08	(0.01)		2.24		2.23	(0.00)	(0.41)	(0.41)	18.90
4-1-05 to 3-31-06	16.00	(0.04)		1.13		1.09	(0.01)	(0.00)	(0.01)	17.08
4-1-04 to 3-31-05	14.51	0.03		1.46		1.49	(0.00)	(0.00)	(0.00)	16.00
12-8-03* to 3-31-04	13.63	0.02		0.90		0.92	(0.04)	(0.00)	(0.04)	14.51

Class I
4-2-07* to 3-31-08	$19.10	$0.20		$(1.90)		$(1.70)	(0.19)	$(1.24)	$(1.43)	$15.97

Class Y
4-1-07 to 3-31-08	$19.04	$0.16	[g]	$(1.85)	[g]	$(1.69)	$(0.15)	$(1.24)	$(1.39)	$15.96
4-1-06 to 3-31-07	17.18	0.22	[g]	2.22	[g]	2.44	(0.17)	(0.41)	(0.58)	19.04
4-1-05 to 3-31-06	16.05	0.13		1.15		1.28	(0.15)	(0.00)	(0.15)	17.18
4-1-04 to 3-31-05	14.54	0.17		1.49		1.66	(0.15)	(0.00)	(0.15)	16.05
12-8-03* to 3-31-04	13.63	0.01		0.95		0.96	(0.05)	(0.00)	(0.05)	14.54

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-9.83%	[a]	$57	1.52%		1.52%	[b]	0.63%		0.63%	[b]	66%
4-1-06 to 3-31-07	14.12%	[a]	73	1.49%		1.49%	[b]	0.76%		0.76%	[b]	61%
4-1-05 to 3-31-06	7.75%	[a]	58	1.53%		1.53%	[b]	0.65%		0.65%	[b]	63%
4-1-04 to 3-31-05	11.21%	[a]	41	1.47%		1.47%	[b]	0.92%		0.92%	[b]	81%
8-1-03 to 3-31-04	16.32%	[a]	52	1.45%	[c,d]	1.52%	[c,d]	0.61%	[c,d]	0.53%	[c,d]	86%
8-1-02 to 7-31-03	7.23%	[a]	64	1.29%		1.50%		1.05%		0.84%		123%

Class B
4-1-07 to 3-31-08	-10.72%		$4	2.51%		N/A		-0.35%		N/A		66%
4-1-05 to 3-31-06	12.99%		6	2.46%		N/A		-0.21%		N/A		61%
4-1-05 to 3-31-06	6.73%		5	2.50%		N/A		-0.33%		N/A		63%
4-1-04 to 3-31-05	10.14%		2	2.53%		N/A		0.07%		N/A		81%
12-8-03* to 3-31-04	6.65%		1	3.12%	[c]	N/A		-1.29%	[c]	N/A		86%	[e]

Class C
4-1-07 to 3-31-08	-10.56%		$4	2.41%		N/A		-0.25%		N/A		66%
4-1-05 to 3-31-06	13.09%		5	2.38%		N/A		-0.12%		N/A		61%
4-1-05 to 3-31-06	6.80%		4	2.41%		N/A		-0.23%		N/A		63%
4-1-04 to 3-31-05	10.27%		3	2.42%		N/A		0.15%		N/A		81%
12-8-03* to 3-31-04	6.73%		1	2.90%	[c]	N/A		-1.18%	[c]	N/A		86%	[e]

Class I
4-2-07* to 3-31-08	-9.63%		$0.09	1.07%	[c]	N/A		1.09%	[c]	N/A		66%	[f]

Class Y
4-1-07 to 3-31-08	-9.60%		$0.42	1.31%		N/A		0.85%		N/A		66%
4-1-06 to 3-31-07	14.28%		0.29	1.29%		N/A		0.96%		N/A		61%
4-1-05 to 3-31-06	7.99%		12.29	1.31%		N/A		0.89%		N/A		63%
4-1-04 to 3-31-05	11.44%		20.29	1.34%		N/A		1.09%		N/A		81%
12-8-03* to 3-31-04	7.05%		22.38	1.48%	[c]	N/A		0.35%	[c]	N/A		86%	[e]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Annualized.

(d)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that included the effect of income and expenses for those Class B and Class C shares from August 1, 2003 up to the time of merger. Actual expenses that applied to Class A shareholders were lower than shown above.

(e)For the eight months ended March 31, 2004.

(f)For the 12 months ended March 31, 2008.

(g)Based on average weekly shares outstanding.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the ten-year period (except for Class B shares, which convert to Class A shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus. The maximum amount of any sales charge (Load) that might be imposed on the purchase of shares (and deducted from the hypothetical initial investment of $10,000) is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges, if any, normally applicable to redemptions of shares (for example, CDSC, redemption fees). If redemption charges, if any, were reflected, the amounts shown in the "Hypothetical Expenses" column would be higher, and the amounts shown in the "Hypothetical Ending Investment" column would be lower. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Ivy Asset Strategy Fund -- Class A
Annual expense ratio	1.00%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$671.13	$9,802.00
2	9,802.00	490.10	10,292.10	99.98	10,194.08
3	10,194.08	509.70	10,703.78	103.97	10,601.84
4	10,601.84	530.09	11,131.93	108.13	11,025.91
5	11,025.91	551.29	11,577.21	112.46	11,466.95
6	11,466.95	573.34	12,040.30	116.96	11,925.63
7	11,925.63	596.28	12,521.91	121.64	12,402.65
8	12,402.65	620.13	13,022.78	126.50	12,898.76
9	12,898.76	644.93	13,543.70	131.56	13,414.71
10	13,414.71	670.73	14,085.44	136.83	13,951.30
Cumulative Total	$1,729.16

Ivy Asset Strategy Fund -- Class B
Annual expense ratio	1.83%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$185.90	$10,317.00
2	10,317.00	515.85	10,832.85	191.79	10,644.04
3	10,644.04	532.20	11,176.25	197.87	10,981.46
4	10,981.46	549.07	11,530.53	204.14	11,329.57
5	11,329.57	566.47	11,896.05	210.61	11,688.72
6	11,688.72	584.43	12,273.16	217.29	12,059.25
7	12,059.25	602.96	12,662.22	224.18	12,441.53
8	12,441.53	622.07	13,063.61	231.28	12,835.93
Converts from Class B to Class A	Annual Expense Ratio: 1.00%
9	12,835.93	641.79	13,477.72	130.92	13,349.37
10	13,349.37	667.46	14,016.83	136.16	13,883.34
Cumulative Total	$1,930.14

Ivy Asset Strategy Fund -- Class C
Annual expense ratio	1.77%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$179.85	$10,323.00
2	10,323.00	516.15	10,839.15	185.66	10,656.43
3	10,656.43	532.82	11,189.25	191.66	11,000.63
4	11,000.63	550.03	11,550.66	197.85	11,355.95
5	11,355.95	567.79	11,923.75	204.24	11,722.75
6	11,722.75	586.13	12,308.89	210.84	12,101.39
7	12,101.39	605.06	12,706.46	217.65	12,492.27
8	12,492.27	624.61	13,116.88	224.68	12,895.77
9	12,895.77	644.78	13,540.56	231.94	13,312.30
10	13,312.30	665.61	13,977.92	239.43	13,742.29
Cumulative Total	$2,083.80

Ivy Asset Strategy Fund -- Class Y
Annual expense ratio	1.00%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.39	$10,402.33
2	10,402.33	520.11	10,922.44	111.07	10,823.27
3	10,823.27	541.16	11,364.44	118.16	11,263.77
4	11,263.77	563.18	11,826.96	122.97	11,722.21
5	11,722.21	586.11	12,308.32	127.97	12,199.30
6	12,199.30	609.96	12,809.26	133.18	12,695.80
7	12,695.80	634.79	13,330.59	138.60	13,212.52
8	13,212.52	660.62	13,873.14	144.24	13,750.26
9	13,750.26	687.51	14,437.77	150.11	14,309.89
10	14,309.89	715.49	15,025.39	156.22	14,892.30
Cumulative Total	$1,306.91

Ivy Balanced Fund -- Class A
Annual expense ratio	1.38%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$707.41	$9,766.18
2	9,766.18	488.30	10,254.49	137.21	10,119.72
3	10,119.72	505.98	10,625.70	142.17	10,486.05
4	10,486.05	524.30	11,010.32	147.32	10,865.65
5	10,865.65	543.28	11,408.93	152.66	11,258.98
6	11,258.98	562.94	11,821.93	158.18	11,666.56
7	11,666.56	583.32	12,249.88	163.91	12,088.89
8	12,088.89	604.44	12,693.33	169.84	12,526.50
9	12,526.50	626.32	13,152.83	175.99	12,979.96
10	12,979.96	648.99	13,628.96	182.36	13,449.84
Cumulative Total	$2,137.05

Ivy Balanced Fund -- Class B
Annual expense ratio	2.30%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$233.10	$10,270.00
2	10,270.00	513.50	10,783.50	239.39	10,547.29
3	10,547.29	527.36	11,074.65	245.86	10,832.06
4	10,832.06	541.60	11,373.67	252.50	11,124.53
5	11,124.53	556.22	11,680.75	259.31	11,424.89
6	11,424.89	571.24	11,996.13	266.32	11,733.36
7	11,733.36	586.66	12,320.03	273.51	12,050.16
8	12,050.16	602.50	12,652.67	280.89	12,375.52
Converts from Class B to Class A	Annual Expense Ratio: 1.38%
9	12,375.52	618.77	12,994.29	173.87	12,823.51
10	12,823.51	641.17	13,464.69	180.16	13,287.72
Cumulative Total	$2,404.91

Ivy Balanced Fund -- Class C
Annual expense ratio	2.11%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$214.04	$10,289.00
2	10,289.00	514.45	10,803.45	220.23	10,586.35
3	10,586.35	529.31	11,115.66	226.59	10,892.29
4	10,892.29	544.61	11,436.91	233.14	11,207.08
5	11,207.08	560.35	11,767.43	239.88	11,530.96
6	11,530.96	576.54	12,107.51	246.81	11,864.21
7	11,864.21	593.21	12,457.42	253.95	12,207.09
8	12,207.09	610.35	12,817.44	261.29	12,559.87
9	12,559.87	627.99	13,187.86	268.84	12,922.85
10	12,922.85	646.14	13,568.99	276.61	13,296.32
Cumulative Total	$2,441.38

Ivy Balanced Fund -- Class Y
Annual expense ratio	1.28%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$130.38	$10,372.00
2	10,372.00	518.60	10,890.60	135.23	10,757.83
3	10,757.83	537.89	11,295.73	140.26	11,158.03
4	11,158.03	557.90	11,715.93	145.47	11,573.10
5	11,573.10	578.65	12,151.76	150.89	12,003.62
6	12,003.62	600.18	12,603.80	156.50	12,450.16
7	12,450.16	622.50	13,072.67	162.32	12,913.30
8	12,913.30	645.66	13,558.97	168.36	13,393.68
9	13,393.68	669.68	14,063.36	174.62	13,891.92
10	13,891.92	694.59	14,586.52	181.12	14,408.70
Cumulative Total	$1,545.15

Ivy Capital Appreciation Fund -- Class A
Annual expense ratio	1.15%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$685.47	$9,787.86
2	9,787.86	489.39	10,277.25	114.72	10,164.69
3	10,164.69	508.23	10,672.93	119.14	10,556.03
4	10,556.03	527.80	11,083.83	123.73	10,962.44
5	10,962.44	548.12	11,510.56	128.49	11,384.49
6	11,384.49	569.22	11,953.72	133.44	11,822.80
7	11,822.80	591.14	12,413.94	138.57	12,277.97
8	12,277.97	613.89	12,891.87	143.91	12,750.68
9	12,750.68	637.53	13,388.21	149.45	13,241.58
10	13,241.58	662.07	13,903.66	155.20	13,751.38
Cumulative Total	$1,892.12

Ivy Capital Appreciation Fund -- Class B
Annual expense ratio	2.13%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$216.05	$10,287.00
2	10,287.00	514.35	10,801.35	222.25	10,582.23
3	10,582.23	529.11	11,111.34	228.63	10,885.94
4	10,885.94	544.29	11,430.24	235.19	11,198.37
5	11,198.37	559.91	11,758.29	241.94	11,519.76
6	11,519.76	575.98	12,095.75	248.89	11,850.38
7	11,850.38	592.51	12,442.90	256.03	12,190.49
8	12,190.49	609.52	12,800.01	263.38	12,540.35
Converts from Class B to Class A	Annual Expense Ratio: 1.15%
9	12,540.35	627.01	13,167.37	146.99	13,023.16
10	13,023.16	651.15	13,674.31	152.64	13,524.55
Cumulative Total	$2,211.99

Ivy Capital Appreciation Fund -- Class C
Annual expense ratio	1.89%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$191.93	$10,311.00
2	10,311.00	515.55	10,826.55	197.90	10,631.67
3	10,631.67	531.58	11,163.25	204.06	10,962.31
4	10,962.31	548.11	11,510.43	210.40	11,303.24
5	11,303.24	565.16	11,868.40	216.95	11,654.77
6	11,654.77	582.73	12,237.51	223.70	12,017.23
7	12,017.23	600.86	12,618.10	230.65	12,390.97
8	12,390.97	619.54	13,010.52	237.83	12,776.33
9	12,776.33	638.81	13,415.15	245.22	13,173.67
10	13,173.67	658.68	13,832.36	252.85	13,583.38
Cumulative Total	$2,211.49

Ivy Capital Appreciation Fund -- Class Y
Annual expense ratio	1.14%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$116.20	$10,386.00
2	10,386.00	519.30	10,905.30	120.68	10,786.89
3	10,786.89	539.34	11,326.24	125.34	11,203.27
4	11,203.27	560.16	11,763.43	130.18	11,635.72
5	11,635.72	581.78	12,217.50	135.20	12,084.85
6	12,084.85	604.24	12,689.10	140.42	12,551.33
7	12,551.33	627.56	13,178.90	145.84	13,035.81
8	13,035.81	651.79	13,687.60	151.47	13,538.99
9	13,538.99	676.94	14,215.94	157.32	14,061.60
10	14,061.60	703.08	14,764.68	163.39	14,604.38
Cumulative Total	$1,386.04

Ivy Core Equity Fund -- Class A
Annual expense ratio	1.35%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$704.55	$9,769.01
2	9,769.01	488.45	10,257.46	134.28	10,125.58
3	10,125.58	506.27	10,631.86	139.19	10,495.16
4	10,495.16	524.75	11,019.92	144.27	10,878.23
5	10,878.23	543.91	11,422.15	149.53	11,275.29
6	11,275.29	563.76	11,839.05	154.99	11,686.84
7	11,686.84	584.34	12,271.18	160.65	12,113.41
8	12,113.41	605.67	12,719.08	166.51	12,555.55
9	12,555.55	627.77	13,183.32	172.59	13,013.82
10	13,013.82	650.69	13,664.52	178.89	13,488.83
Cumulative Total	$2,105.45

Ivy Core Equity Fund -- Class B
Annual expense ratio	2.27%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$230.09	$10,273.00
2	10,273.00	513.65	10,786.65	236.38	10,553.45
3	10,553.45	527.67	11,081.12	242.83	10,841.56
4	10,841.56	542.07	11,383.64	249.46	11,137.53
5	11,137.53	556.87	11,694.41	256.27	11,441.59
6	11,441.59	572.07	12,013.67	263.26	11,753.94
7	11,753.94	587.69	12,341.64	270.45	12,074.82
8	12,074.82	603.74	12,678.57	277.84	12,404.47
Converts from Class B to Class A	Annual Expense Ratio: 1.35%
9	12,404.47	620.22	13,024.69	170.51	12,857.23
10	12,857.23	642.86	13,500.09	176.74	13,326.52
Cumulative Total	$2,373.83

Ivy Core Equity Fund -- Class C
Annual expense ratio	2.11%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$214.04	$10,289.00
2	10,289.00	514.45	10,803.45	220.23	10,586.35
3	10,586.35	529.31	11,115.66	226.59	10,892.29
4	10,892.29	544.61	11,436.91	233.14	11,207.08
5	11,207.08	560.35	11,767.43	239.88	11,530.96
6	11,530.96	576.54	12,107.51	246.81	11,864.21
7	11,864.21	593.21	12,457.42	253.95	12,207.09
8	12,207.09	610.35	12,817.44	261.29	12,559.87
9	12,559.87	627.99	13,187.86	268.84	12,922.85
10	12,922.85	646.14	13,568.99	276.61	13,296.32
Cumulative Total	$2,441.38

Ivy Core Equity Fund -- Class Y
Annual expense ratio	1.22%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$124.30	$10,378.00
2	10,378.00	518.90	10,896.90	129.00	10,770.28
3	10,770.28	538.51	11,308.80	133.88	11,177.40
4	11,177.40	558.87	11,736.27	138.94	11,599.91
5	11,599.91	579.99	12,179.90	144.19	12,038.38
6	12,038.38	601.91	12,640.30	149.64	12,493.43
7	12,493.43	624.67	13,118.11	155.30	12,965.69
8	12,965.69	648.28	13,613.97	161.17	13,455.79
9	13,455.79	672.78	14,128.58	167.26	13,964.42
10	13,964.42	698.22	14,662.64	173.58	14,492.27
Cumulative Total	$1,477.26

Ivy Cundill Global Value Fund -- Class A
Annual expense ratio	1.59%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$727.41	$9,746.39
2	9,746.39	487.31	10,233.71	157.60	10,078.74
3	10,078.74	503.93	10,582.68	162.98	10,422.42
4	10,422.42	521.12	10,943.55	168.54	10,777.83
5	10,777.83	538.89	11,316.72	174.28	11,145.35
6	11,145.35	557.26	11,702.62	180.23	11,525.41
7	11,525.41	576.27	12,101.68	186.37	11,918.43
8	11,918.43	595.92	12,514.35	192.73	12,324.85
9	12,324.85	616.24	12,941.09	199.30	12,745.12
10	12,745.12	637.25	13,382.38	206.10	13,179.73
Cumulative Total	$2,355.54

Ivy Cundill Global Value Fund -- Class B
Annual expense ratio	2.48%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$251.12	$10,252.00
2	10,252.00	512.60	10,764.60	257.45	10,510.35
3	10,510.35	525.51	11,035.86	263.94	10,775.21
4	10,775.21	538.76	11,313.97	270.59	11,046.74
5	11,046.74	552.33	11,599.08	277.41	11,325.12
6	11,325.12	566.25	11,891.38	284.40	11,610.51
7	11,610.51	580.52	12,191.04	291.56	11,903.10
8	11,903.10	595.15	12,498.25	298.91	12,203.06
Converts from Class B to Class A	Annual Expense Ratio: 1.59%
9	12,203.06	610.15	12,813.21	197.33	12,619.18
10	12,619.18	630.95	13,250.14	204.06	13,049.49
Cumulative Total	$2,596.77

Ivy Cundill Global Value Fund -- Class C
Annual expense ratio	2.25%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$228.09	$10,275.00
2	10,275.00	513.75	10,788.75	234.36	10,557.56
3	10,557.56	527.87	11,085.44	240.81	10,847.89
4	10,847.89	542.39	11,390.29	247.43	11,146.21
5	11,146.21	557.31	11,703.52	254.23	11,452.73
6	11,452.73	572.63	12,025.37	261.22	11,767.68
7	11,767.68	588.38	12,356.06	268.41	12,091.29
8	12,091.29	604.56	12,695.85	275.79	12,423.80
9	12,423.80	621.19	13,044.99	283.37	12,765.46
10	12,765.46	638.27	13,403.73	291.17	13,116.51
Cumulative Total	$2,584.88

Ivy Cundill Global Value Fund -- Class Y
Annual expense ratio	1.45%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$147.57	$10,355.00
2	10,355.00	517.75	10,872.75	152.81	10,722.60
3	10,722.60	536.13	11,258.73	158.23	11,103.25
4	11,103.25	555.16	11,658.41	163.85	11,497.42
5	11,497.42	574.87	12,072.29	169.67	11,905.57
6	11,905.57	595.27	12,500.85	175.69	12,328.22
7	12,328.22	616.41	12,944.63	181.93	12,765.87
8	12,765.87	638.29	13,404.17	188.39	13,219.06
9	13,219.06	660.95	13,880.02	195.07	13,688.34
10	13,688.34	684.41	14,372.76	202.00	14,174.28
Cumulative Total	$1,735.21

Ivy Dividend Opportunities Fund -- Class A
Annual expense ratio	1.37%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$706.46	$9,767.12
2	9,767.12	488.35	10,255.48	136.23	10,121.67
3	10,121.67	506.08	10,627.75	141.18	10,489.09
4	10,489.09	524.45	11,013.54	146.30	10,869.84
5	10,869.84	543.49	11,413.33	151.61	11,264.42
6	11,264.42	563.22	11,827.64	157.12	11,673.31
7	11,673.31	583.66	12,256.98	162.82	12,097.06
8	12,097.06	604.85	12,701.91	168.73	12,536.18
9	12,536.18	626.80	13,162.99	174.86	12,991.24
10	12,991.24	649.56	13,640.80	181.21	13,462.82
Cumulative Total	$2,126.52

Ivy Dividend Opportunities Fund -- Class B
Annual expense ratio	2.34%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$237.11	$10,266.00
2	10,266.00	513.30	10,779.30	243.41	10,539.07
3	10,539.07	526.95	11,066.02	249.89	10,819.41
4	10,819.41	540.97	11,360.38	256.54	11,107.21
5	11,107.21	555.36	11,662.57	263.36	11,402.66
6	11,402.66	570.13	11,972.79	270.37	11,705.97
7	11,705.97	585.29	12,291.27	277.56	12,017.35
8	12,017.35	600.86	12,618.22	284.94	12,337.01
Converts from Class B to Class A	Annual Expense Ratio: 1.37%
9	12,337.01	616.85	12,953.86	172.08	12,784.84
10	12,784.84	639.24	13,424.09	178.33	13,248.93
Cumulative Total	$2,433.59

Ivy Dividend Opportunities Fund -- Class C
Annual expense ratio	2.15%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$218.06	$10,285.00
2	10,285.00	514.25	10,799.25	224.27	10,578.12
3	10,578.12	528.90	11,107.02	230.67	10,879.59
4	10,879.59	543.98	11,423.57	237.24	11,189.66
5	11,189.66	559.48	11,749.15	244.00	11,508.57
6	11,508.57	575.42	12,084.00	250.96	11,836.56
7	11,836.56	591.82	12,428.39	258.11	12,173.90
8	12,173.90	608.69	12,782.60	265.46	12,520.86
9	12,520.86	626.04	13,146.90	273.03	12,877.71
10	12,877.71	643.88	13,521.59	280.81	13,244.72
Cumulative Total	$2,482.61

Ivy Dividend Opportunities Fund -- Class Y
Annual expense ratio	1.26%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$128.35	$10,374.00
2	10,374.00	518.70	10,892.70	133.15	10,761.98
3	10,761.98	538.09	11,300.08	138.13	11,164.48
4	11,164.48	558.22	11,722.71	143.30	11,582.03
5	11,582.03	579.10	12,161.13	148.66	12,015.20
6	12,015.20	600.76	12,615.96	154.22	12,464.57
7	12,464.57	623.22	13,087.80	159.99	12,930.74
8	12,930.74	646.53	13,577.28	165.97	13,414.35
9	13,414.35	670.71	14,085.07	172.18	13,916.05
10	13,916.05	695.80	14,611.85	178.62	14,436.51
Cumulative Total	$1,522.57

Ivy Energy Fund -- Class A
Annual expense ratio	1.60%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$728.36	$9,745.45
2	9,745.45	487.27	10,232.72	185.91	10,103.42
3	10,103.42	505.17	10,608.59	206.93	10,488.36
4	10,488.36	524.41	11,012.77	214.82	10,887.95
5	10,887.95	544.39	11,432.35	223.00	11,302.78
6	11,302.78	565.13	11,867.91	231.50	11,733.40
7	11,733.40	586.67	12,320.07	240.32	12,180.44
8	12,180.44	609.02	12,789.46	249.48	12,644.50
9	12,644.50	632.22	13,276.73	258.98	13,126.25
10	13,126.25	656.31	13,782.56	268.85	13,626.35
Cumulative Total	$2,808.15

Ivy Energy Fund -- Class B
Annual expense ratio	2.60%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$263.12	$10,240.00
2	10,240.00	512.00	10,752.00	282.73	10,498.72
3	10,498.72	524.93	11,023.66	296.70	10,770.64
4	10,770.64	538.53	11,309.17	304.38	11,049.59
5	11,049.59	552.47	11,602.07	312.27	11,335.77
6	11,335.77	566.78	11,902.56	320.35	11,629.36
7	11,629.36	581.46	12,210.83	328.65	11,930.56
8	11,930.56	596.52	12,527.09	337.16	12,239.56
Converts from Class B to Class A	Annual Expense Ratio: 1.60%
9	12,239.56	611.97	12,851.53	250.69	12,705.87
10	12,705.87	635.29	13,341.17	260.24	13,189.96
Cumulative Total	$2,956.29

Ivy Energy Fund -- Class C
Annual expense ratio	2.60%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$263.12	$10,240.00
2	10,240.00	512.00	10,752.00	271.53	10,487.80
3	10,487.80	524.39	11,012.19	279.18	10,742.66
4	10,742.66	537.13	11,279.79	285.96	11,003.70
5	11,003.70	550.18	11,553.89	292.91	11,271.09
6	11,271.09	563.55	11,834.65	300.03	11,544.98
7	11,544.98	577.24	12,122.23	307.32	11,825.52
8	11,825.52	591.27	12,416.80	314.79	12,112.88
9	12,112.88	605.64	12,718.53	322.43	12,407.23
10	12,407.23	620.36	13,027.59	330.27	12,708.72
Cumulative Total	$2,967.54

Ivy Energy Fund -- Class Y
Annual expense ratio	1.60%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	162.72	$10,340.00
2	10,340.00	517.00	10,857.00	189.47	10,712.24
3	10,712.24	535.61	11,247.85	207.29	11,108.59
4	11,108.59	555.42	11,664.02	214.96	11,519.61
5	11,519.61	575.98	12,095.59	222.92	11,945.83
6	11,945.83	597.29	12,543.12	231.16	12,387.83
7	12,387.83	619.39	13,007.22	239.72	12,846.18
8	12,846.18	642.30	13,488.49	248.59	13,321.49
9	13,321.49	666.07	13,987.56	257.79	13,814.38
10	13,814.38	690.71	14,505.10	267.32	14,325.51
Cumulative Total	$2,241.94

Ivy European Opportunities Fund -- Class A
Annual expense ratio	1.58%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$726.46	$9,747.33
2	9,747.33	487.36	10,234.70	156.64	10,080.69
3	10,080.69	504.03	10,584.72	161.99	10,425.45
4	10,425.45	521.27	10,946.72	167.53	10,782.00
5	10,782.00	539.10	11,321.10	173.26	11,150.74
6	11,150.74	557.53	11,708.28	179.19	11,532.10
7	11,532.10	576.60	12,108.70	185.32	11,926.50
8	11,926.50	596.32	12,522.82	191.66	12,334.38
9	12,334.38	616.71	12,951.10	198.21	12,756.22
10	12,756.22	637.81	13,394.03	204.99	13,192.48
Cumulative Total	$2,345.25

Ivy European Opportunities Fund -- Class B
Annual expense ratio	2.35%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$238.11	$10,265.00
2	10,265.00	513.25	10,778.25	244.42	10,537.02
3	10,537.02	526.85	11,063.87	250.90	10,816.25
4	10,816.25	540.81	11,357.06	257.54	11,102.88
5	11,102.88	555.14	11,658.02	264.37	11,397.11
6	11,397.11	569.85	11,966.96	271.38	11,699.13
7	11,699.13	584.95	12,284.09	278.57	12,009.16
8	12,009.16	600.45	12,609.61	285.95	12,327.40
Converts from Class B to Class A	Annual Expense Ratio: 1.58%
9	12,327.40	616.37	12,943.77	198.10	12,749.00
10	12,749.00	637.45	13,386.45	204.87	13,185.01
Cumulative Total	$2,494.21

Ivy European Opportunities Fund -- Class C
Annual expense ratio	2.26%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$229.09	$10,274.00
2	10,274.00	513.70	10,787.70	235.37	10,555.50
3	10,555.50	527.77	11,083.28	241.82	10,844.72
4	10,844.72	542.23	11,386.96	248.44	11,141.87
5	11,141.87	557.09	11,698.96	255.25	11,447.16
6	11,447.16	572.35	12,019.51	262.25	11,760.81
7	11,760.81	588.04	12,348.85	269.43	12,083.06
8	12,083.06	604.15	12,687.21	276.81	12,414.13
9	12,414.13	620.70	13,034.84	284.40	12,754.28
10	12,754.28	637.71	13,391.99	292.19	13,103.75
Cumulative Total	$2,595.05

Ivy European Opportunities Fund -- Class Y
Annual expense ratio	1.41%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$143.53	$10,359.00
2	10,359.00	517.95	10,876.95	148.68	10,730.88
3	10,730.88	536.54	11,267.43	154.02	11,116.12
4	11,116.12	555.80	11,671.93	159.55	11,515.19
5	11,515.19	575.75	12,090.95	165.27	11,928.59
6	11,928.59	596.42	12,525.02	171.21	12,356.82
7	12,356.82	617.84	12,974.66	177.35	12,800.43
8	12,800.43	640.02	13,440.45	183.72	13,259.97
9	13,259.97	662.99	13,922.97	190.32	13,736.00
10	13,736.00	686.80	14,422.80	197.15	14,229.12
Cumulative Total	$1,690.80

Ivy Global Natural Resources Fund -- Class A
Annual expense ratio	1.27%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$696.92	$9,776.55
2	9,776.55	488.82	10,265.38	126.47	10,141.21
3	10,141.21	507.06	10,648.27	131.19	10,519.48
4	10,519.48	525.97	11,045.45	136.08	10,911.86
5	10,911.86	545.59	11,457.45	141.16	11,318.87
6	11,318.87	565.94	11,884.81	146.43	11,741.06
7	11,741.06	587.05	12,328.12	151.89	12,179.01
8	12,179.01	608.95	12,787.96	157.55	12,633.28
9	12,633.28	631.66	13,264.95	163.43	13,104.50
10	13,104.50	655.22	13,759.73	169.53	13,593.30
Cumulative Total	$2,020.65

Ivy Global Natural Resources Fund -- Class B
Annual expense ratio	2.07%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$210.03	$10,293.00
2	$10,293.00	514.65	10,807.65	216.18	10,594.58
3	10,594.58	529.72	11,124.31	222.52	10,905.00
4	10,905.00	545.25	11,450.25	229.04	11,224.52
5	11,224.52	561.22	11,785.74	235.75	11,553.40
6	11,553.40	577.67	12,131.07	242.65	11,891.91
7	11,891.91	594.59	12,486.51	249.76	12,240.34
8	12,240.34	612.01	12,852.36	257.08	12,598.99
Converts from Class B to Class A	Annual Expense Ratio: 1.27%
9	12,598.99	629.94	13,228.94	162.99	13,068.93
10	13,068.93	653.44	13,722.38	169.07	13,556.40
Cumulative Total	$2,195.07

Ivy Global Natural Resources Fund -- Class C
Annual expense ratio	1.99%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$201.99	$10,301.00
2	10,301.00	515.05	10,816.05	208.07	10,611.06
3	10,611.06	530.55	11,141.61	214.33	10,930.45
4	10,930.45	546.52	11,476.97	220.78	11,259.45
5	11,259.45	562.97	11,822.43	227.43	11,598.36
6	11,598.36	579.91	12,178.28	234.28	11,947.48
7	11,947.48	597.37	12,544.85	241.33	12,307.09
8	12,307.09	615.35	12,922.45	248.59	12,677.54
9	12,677.54	633.87	13,311.42	256.08	13,059.13
10	13,059.13	652.95	13,712.09	263.78	13,452.21
Cumulative Total	$2,316.66

Ivy Global Natural Resources Fund -- Class Y
Annual expense ratio	1.26%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$128.35	$10374.00
2	10374.00	518.70	10,892.70	133.15	10,761.98
3	10,761.98	538.09	11,300.08	138.13	11,164.48
4	11,164.48	558.22	11,722.71	143.30	11,582.03
5	11,582.03	579.10	12,161.13	148.66	12,015.20
6	12,015.20	600.76	12,615.96	154.22	12,464.57
7	12,464.57	623.22	13,087.80	159.99	12,930.74
8	12,930.74	646.53	13,577.28	165.97	13,414.35
9	13,414.35	670.71	14,085.07	172.18	13,916.05
10	13,916.05	695.80	14,611.85	178.62	14,436.51
Cumulative Total	$1,522.57

Ivy International Balanced Fund -- Class A
Annual expense ratio	1.33%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$702.65	$9,770.89
2	9,770.89	488.54	10,259.44	132.33	10,129.48
3	10,129.48	506.47	10,635.96	137.19	10,501.24
4	10,501.24	525.06	11,026.30	142.22	10,886.63
5	10,886.63	544.33	11,430.96	147.44	11,286.17
6	11,286.17	564.30	11,850.48	152.86	11,700.37
7	11,700.37	585.01	12,285.39	158.47	12,129.78
8	12,129.78	606.48	12,736.27	164.28	12,574.94
9	12,574.94	628.74	13,203.69	170.31	13,036.44
10	13,036.44	651.82	13,688.26	176.56	13,514.88
Cumulative Total	$2,084.31

Ivy International Balanced Fund -- Class B
Annual expense ratio	2.28%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$231.10	$10,272.00
2	10,272.00	513.60	10,785.60	237.38	10,551.39
3	10,551.39	527.56	11,078.96	243.84	10,838.39
4	10,838.39	541.91	11,380.31	250.47	11,133.20
5	11,133.20	556.66	11,689.86	257.28	11,436.02
6	11,436.02	571.80	12,007.82	264.28	11,747.08
7	11,747.08	587.35	12,334.43	271.47	12,066.60
8	12,066.60	603.33	12,669.93	278.86	12,394.81
Converts from Class B to Class A	Annual Expense Ratio: 1.33%
9	12,394.81	619.74	13,014.55	167.87	12,849.70
10	12,849.70	642.48	13,492.19	174.03	13,321.29
Cumulative Total	$2,376.58

Ivy International Balanced Fund -- Class C
Annual expense ratio	2.04%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$207.01	$10,296.00
2	10,296.00	514.80	10,810.80	213.14	10,600.76
3	10,600.76	530.03	11,130.79	219.45	10,914.54
4	10,914.54	545.72	11,460.27	225.95	11,237.61
5	11,237.61	561.88	11,799.49	232.64	11,570.24
6	11,570.24	578.51	12,148.76	239.52	11,912.72
7	11,912.72	595.63	12,508.36	246.61	12,265.34
8	12,265.34	613.26	12,878.61	253.91	12,628.39
9	12,628.39	631.41	13,259.81	261.43	13,002.19
10	13,002.19	650.10	13,652.30	269.17	13,387.06
Cumulative Total	$2,368.83

Ivy International Balanced Fund -- Class Y
Annual expense ratio	1.26%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$128.35	$10374.00
2	10374.00	518.70	10,892.70	133.15	10,761.98
3	10,761.98	538.09	11,300.08	138.13	11,164.48
4	11,164.48	558.22	11,722.71	143.30	11,582.03
5	11,582.03	579.10	12,161.13	148.66	12,015.20
6	12,015.20	600.76	12,615.96	154.22	12,464.57
7	12,464.57	623.22	13,087.80	159.99	12,930.74
8	12,930.74	646.53	13,577.28	165.97	13,414.35
9	13,414.35	670.71	14,085.07	172.18	13,916.05
10	13,916.05	695.80	14,611.85	178.62	14,436.51
Cumulative Total	$1,522.57

Ivy International Core Equity Fund -- Class A
Annual expense ratio	1.53%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$721.70	$9,752.04
2	9,752.04	487.60	10,239.64	151.79	10,090.44
3	10,090.44	504.52	10,594.96	157.06	10,440.58
4	10,440.58	522.02	10,962.61	162.51	10,802.87
5	10,802.87	540.14	11,343.01	168.15	11,177.72
6	11,177.72	558.88	11,736.61	173.98	11,565.59
7	11,565.59	578.27	12,143.87	180.02	11,966.92
8	11,966.92	598.34	12,565.26	186.27	12,382.17
9	12,382.17	619.10	13,001.28	192.73	12,811.83
10	12,811.83	640.59	13,452.42	199.42	13,256.40
Cumulative Total	$2,293.63

Ivy International Core Equity Fund -- Class B
Annual expense ratio	2.35%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$238.11	$10,265.00
2	10,265.00	513.25	10,778.25	244.42	10,537.02
3	10,537.02	526.85	11,063.87	250.90	10,816.25
4	10,816.25	540.81	11,357.06	257.54	11,102.88
5	11,102.88	555.14	11,658.02	264.37	11,397.11
6	11,397.11	569.85	11,966.96	271.38	11,699.13
7	11,699.13	584.95	12,284.09	278.57	12,009.16
8	12,009.16	600.45	12,609.61	285.95	12,327.40
Converts from Class B to Class A	Annual Expense Ratio: 1.53%
9	12,327.40	616.37	12,943.77	191.88	12,755.16
10	12,755.16	637.75	13,392.92	198.53	13,197.76
Cumulative Total	$2,481.65

Ivy International Core Equity Fund -- Class C
Annual expense ratio	2.20%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$223.08	$10,280.00
2	10,280.00	514.00	10,794.00	229.32	10,567.84
3	10,567.84	528.39	11,096.23	235.74	10,863.73
4	10,863.73	543.18	11,406.92	242.34	11,167.92
5	11,167.92	558.39	11,726.32	249.13	11,480.62
6	11,480.62	574.03	12,054.65	256.10	11,802.08
7	11,802.08	590.10	12,392.18	263.28	12,132.54
8	12,132.54	606.62	12,739.16	270.65	12,472.25
9	12,472.25	623.61	13,095.86	278.23	12,821.47
10	12,821.47	641.07	13,462.55	286.02	13,180.47
Cumulative Total	$2,533.89

Ivy International Core Equity Fund -- Class Y
Annual expense ratio	1.39%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$141.50	$10,361.00
2	10,361.00	518.05	10,879.05	146.61	10,735.03
3	10,735.03	536.75	11,271.78	151.91	11,122.56
4	11,122.56	556.12	11,678.69	157.39	11,524.09
5	11,524.09	576.20	12,100.29	163.07	11,940.11
6	11,940.11	597.00	12,537.11	168.96	12,371.14
7	12,371.14	618.55	12,989.70	175.06	12,817.74
8	12,817.74	640.88	13,458.63	181.38	13,280.46
9	13,280.46	664.02	13,944.49	187.93	13,759.89
10	13,759.89	687.99	14,447.88	194.71	14,256.62
Cumulative Total	$1,668.52

Ivy International Growth Fund -- Class A
Annual expense ratio	1.42%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$711.23	$9,762.41
2	9,762.41	488.12	10,250.53	141.10	10,111.90
3	10,111.90	505.59	10,617.50	146.15	10,473.91
4	10,473.91	523.69	10,997.61	151.39	10,848.88
5	10,848.88	542.44	11,391.32	156.81	11,237.27
6	11,237.27	561.86	11,799.13	162.42	11,639.56
7	11,639.56	581.97	12,221.54	168.24	12,056.26
8	12,056.26	602.81	12,659.07	174.26	12,487.87
9	12,487.87	624.39	13,112.27	180.50	12,934.94
10	12,934.94	646.74	13,581.69	186.96	13,398.01
Cumulative Total	$2,179.06

Ivy International Growth Fund -- Class B
Annual expense ratio	2.45%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$248.12	$10,255.00
2	10,255.00	512.75	10,767.75	254.45	10,516.50
3	10,516.50	525.82	11,042.32	260.93	10,784.67
4	10,784.67	539.23	11,323.90	267.59	11,059.68
5	11,059.68	552.98	11,612.66	274.41	11,341.70
6	11,341.70	567.08	11,908.78	281.41	11,630.91
7	11,630.91	581.54	12,212.46	288.59	11,927.50
8	11,927.50	596.37	12,523.88	295.94	12,231.65
Converts from Class B to Class A	Annual Expense Ratio: 1.42%
9	12,231.65	611.58	12,843.24	176.79	12,669.55
10	12,669.55	633.47	13,303.02	183.12	13,123.12
Cumulative Total	$2,531.35

Ivy International Growth Fund -- Class C
Annual expense ratio	2.42%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$245.12	$10,258.00
2	10,258.00	512.90	10,770.90	251.44	10,522.65
3	10,522.65	526.13	11,048.78	257.93	10,794.14
4	10,794.14	539.70	11,333.84	264.58	11,072.62
5	11,072.62	553.63	11,626.26	271.41	11,358.30
6	11,358.30	567.91	11,926.21	278.41	11,651.34
7	11,651.34	582.56	12,233.91	285.59	11,951.95
8	11,951.95	597.59	12,549.55	292.96	12,260.31
9	12,260.31	613.01	12,873.32	300.52	12,576.62
10	12,576.62	628.83	13,205.46	308.28	12,901.10
Cumulative Total	$2,756.24

Ivy International Growth Fund -- Class Y
Annual expense ratio	1.42%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$145.22	$10,358.66
2	10,358.66	517.93	10,876.59	151.13	10,730.87
3	10,730.87	536.54	11,267.42	157.29	11,117.18
4	11,117.18	555.85	11,673.04	162.95	11,517.39
5	11,517.39	575.86	12,093.26	168.82	11,932.00
6	11,932.00	596.60	12,528.61	174.90	12,361.55
7	12,361.55	618.07	12,979.62	181.20	12,806.55
8	12,806.55	640.32	13,446.88	187.72	13,267.58
9	13,267.58	663.37	13,930.96	194.48	13,745.20
10	13,745.20	687.26	14,432.46	201.48	14,240.02
Cumulative Total	$1,725.19

Ivy Large Cap Growth Fund -- Class A
Annual expense ratio	1.15%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$685.47	$9,787.86
2	9,787.86	489.39	10,277.25	124.08	10,173.82
3	10,173.82	508.69	10,682.51	133.85	10,579.75
4	10,579.75	528.98	11,108.74	139.19	11,001.87
5	11,001.87	550.09	11,551.97	144.74	11,440.84
6	11,440.84	572.04	12,012.88	150.52	11,897.32
7	11,897.32	594.86	12,492.18	156.52	12,372.01
8	12,372.01	618.60	12,990.61	162.77	12,865.65
9	12,865.65	643.28	13,508.93	169.26	13,378.97
10	13,378.97	668.94	14,047.92	176.02	13,912.79
Cumulative Total	$2,042.42

Ivy Large Cap Growth Fund -- Class B
Annual expense ratio	2.32%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$235.10	$10,268.00
2	$10,268.00	513.40	10,781.40	241.40	10,543.18
3	10,543.18	527.15	11,070.34	247.87	10,825.73
4	10,825.73	541.28	11,367.02	254.52	11,115.86
5	11,115.86	555.79	11,671.66	261.34	11,413.77
6	11,413.77	570.68	11,984.46	268.34	11,719.66
7	11,719.66	585.98	12,305.64	275.53	12,033.75
8	12,033.75	601.68	12,635.43	282.92	12,356.25
Converts from Class B to Class A	Annual Expense Ratio: 1.15%
9	12,356.25	617.81	12,974.06	144.83	12,831.97
10	12,831.97	641.59	13,473.56	150.40	13,326.00
Cumulative Total	$2,362.25

Ivy Large Cap Growth Fund -- Class C
Annual expense ratio	2.07%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$210.03	$10,293.00
2	10,293.00	514.65	10,807.65	216.18	10,594.58
3	10,594.58	529.72	11,124.31	222.52	10,905.00
4	10,905.00	545.25	11,450.25	229.04	11,224.52
5	11,224.52	561.22	11,785.74	235.75	11,553.40
6	11,553.40	577.67	12,131.07	242.65	11,891.91
7	11,891.91	594.59	12,486.51	249.76	12,240.34
8	12,240.34	612.01	12,852.36	257.08	12,598.99
9	12,598.99	629.94	13,228.94	264.61	12,968.14
10	12,968.14	648.40	13,616.54	272.37	13,348.10
Cumulative Total	$2,399.99

Ivy Large Cap Growth Fund -- Class Y
Annual expense ratio	1.06%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$108.08	$10,394.00
2	10,394.00	519.70	10,913.70	121.58	10,812.52
3	10,812.52	540.62	11,353.15	131.28	11,252.59
4	11,252.59	562.62	11,815.22	136.62	11,710.57
5	11,710.57	585.52	12,296.09	142.18	12,187.18
6	12,187.18	609.35	12,796.54	147.97	12,683.19
7	12,683.19	634.16	13,317.35	153.99	13,199.40
8	13,199.40	659.97	13,859.37	160.26	13,736.61
9	13,736.61	686.83	14,423.44	166.78	14,295.68
10	14,295.68	714.78	15,010.47	173.57	14,877.51
Cumulative Total	$1,442.31

Ivy Managed European/Pacific Fund -- Class A
Annual expense ratio	2.22%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$787.14	$9,687.01
2	9,687.01	484.35	10,171.36	218.04	9,956.31
3	9,956.31	497.81	10,454.12	224.10	10,233.09
4	10,233.09	511.65	10,744.75	230.33	10,517.57
5	10,517.57	525.87	11,043.45	236.73	10,809.96
6	10,809.96	540.49	11,350.46	243.31	11,110.48
7	11,110.48	555.52	11,666.00	250.08	11,419.35
8	11,419.35	570.96	11,990.32	257.03	11,736.81
9	11,736.81	586.84	12,323.65	264.17	12,063.09
10	12,063.09	603.15	12,666.25	271.52	12,398.45
Cumulative Total	$2,982.45

Ivy Managed European/Pacific Fund -- Class B
Annual expense ratio	3.11%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$313.93	$10,189.00
2	10,189.00	509.45	10,698.45	319.87	10,381.57
3	10,381.57	519.07	10,900.65	325.91	10,577.78
4	10,577.78	528.88	11,106.67	332.07	10,777.70
5	10,777.70	538.88	11,316.58	338.35	10,981.40
6	10,981.40	549.07	11,530.47	344.74	11,188.95
7	11,188.95	559.44	11,748.39	351.26	11,400.42
8	11,400.42	570.02	11,970.44	357.90	11,615.89
Converts from Class B to Class A	Annual Expense Ratio: 2.22%
9	11,615.89	580.79	12,196.68	261.45	11,938.81
10	11,938.81	596.94	12,535.75	268.72	12,270.71
Cumulative Total	$3,214.20

Ivy Managed European/Pacific Fund -- Class C
Annual expense ratio	2.99%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$302.00	$10,201.00
2	10,201.00	510.05	10,711.05	308.07	10,406.04
3	10,406.04	520.30	10,926.34	314.26	10,615.20
4	10,615.20	530.76	11,145.96	320.58	10,828.56
5	10,828.56	541.42	11,369.99	327.02	11,046.22
6	11,046.22	552.31	11,598.53	333.60	11,268.25
7	11,268.25	563.41	11,831.66	340.30	11,494.74
8	11,494.74	574.73	12,069.47	347.14	11,725.78
9	11,725.78	586.28	12,312.07	354.12	11,961.47
10	11,961.47	598.07	12,559.54	361.24	12,201.90
Cumulative Total	$3,308.33

Ivy Managed European/Pacific Fund -- Class Y
Annual expense ratio	2.14%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$217.06	$10,286.00
2	10,286.00	514.30	10,800.30	223.26	10,580.17
3	10,580.17	529.00	11,109.18	229.65	10,882.77
4	10,882.77	544.13	11,426.91	236.22	11,194.02
5	11,194.02	559.70	11,753.72	242.97	11,514.16
6	11,514.16	575.70	12,089.87	249.92	11,843.47
7	11,843.47	592.17	12,435.64	257.07	12,182.19
8	12,182.19	609.10	12,791.30	264.42	12,530.60
9	12,530.60	626.53	13,157.13	271.98	12,888.98
10	12,888.98	644.44	13,533.43	279.76	13,257.60
Cumulative Total	$2,472.31

Ivy Managed International Opportunities Fund -- Class A
Annual expense ratio	1.87%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$754.00	$9,720.00
2	9,720.00	486.00	10,206.00	184.60	10,024.23
3	10,024.23	501.21	10,525.45	190.38	10,337.99
4	10,337.99	516.89	10,854.89	196.34	10,661.57
5	10,661.57	533.07	11,194.65	202.49	10,995.28
6	10,995.28	549.76	11,545.04	208.82	11,339.43
7	11,339.43	566.97	11,906.40	215.36	11,694.36
8	11,694.36	584.71	12,279.07	222.10	12,060.39
9	12,060.39	603.01	12,663.41	229.05	12,437.88
10	12,437.88	621.89	13,059.77	236.22	12,827.19
Cumulative Total	$2,639.36

Ivy Managed International Opportunities Fund -- Class B
Annual expense ratio	2.68%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$271.10	$10,232.00
2	10,232.00	511.60	10,743.60	277.39	10,469.38
3	10,469.38	523.46	10,992.85	283.83	10,712.27
4	10,712.27	535.61	11,247.88	290.41	10,960.79
5	10,960.79	548.03	11,508.83	297.15	11,215.08
6	11,215.08	560.75	11,775.84	304.05	11,475.27
7	11,475.27	573.76	12,049.04	311.10	11,741.50
8	11,741.50	587.07	12,328.57	318.32	12,013.90
Converts from Class B to Class A	Annual Expense Ratio: 1.87%
9	12,013.90	600.69	12,614.60	228.17	12,389.94
10	12,389.94	619.49	13,009.43	235.31	12,777.74
Cumulative Total	$2,816.83

Ivy Managed International Opportunities Fund -- Class C
Annual expense ratio	2.64%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$267.11	$10,236.00
2	10,236.00	511.80	10,747.80	273.41	10,477.56
3	10,477.56	523.87	11,001.44	279.87	10,724.84
4	10,724.84	536.24	11,261.08	286.47	10,977.94
5	10,977.94	548.89	11,526.84	293.23	11,237.02
6	11,237.02	561.85	11,798.87	300.15	11,502.21
7	11,502.21	575.11	12,077.33	307.24	11,773.67
8	11,773.67	588.68	12,362.35	314.49	12,051.53
9	12,051.53	602.57	12,654.10	321.91	12,335.94
10	12,335.94	616.79	12,952.74	329.51	12,627.07
Cumulative Total	$2,973.39

Ivy Managed International Opportunities Fund -- Class Y
Annual expense ratio	1.84%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$186.90	$10,316.00
2	10,316.00	515.80	10,831.80	192.81	10,641.98
3	10,641.98	532.09	11,174.08	198.90	10,978.27
4	10,978.27	548.91	11,527.18	205.19	11,325.18
5	11,325.18	566.25	11,891.44	211.67	11,683.06
6	11,683.06	584.15	12,267.21	218.36	12,052.24
7	12,052.24	602.61	12,654.85	225.26	12,433.09
8	12,433.09	621.65	13,054.75	232.38	12,825.98
9	12,825.98	641.29	13,467.28	239.72	13,231.28
10	13,231.28	661.56	13,892.84	247.30	13,649.39
Cumulative Total	$2,158.49

Ivy Mid Cap Growth Fund -- Class A
Annual expense ratio	1.60%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$728.36	$9,745.45
2	9,745.45	487.27	10,232.72	158.57	10,076.79
3	10,076.79	503.83	10,580.63	163.96	10,419.40
4	10,419.40	520.97	10,940.37	169.54	10,773.66
5	10,773.66	538.68	11,312.34	175.30	11,139.97
6	11,139.97	556.99	11,696.96	181.26	11,518.72
7	11,518.72	575.93	12,094.66	187.43	11,910.36
8	11,910.36	595.51	12,505.88	193.80	12,315.31
9	12,315.31	615.76	12,931.08	200.39	12,734.03
10	12,734.03	636.70	13,370.74	207.20	13,166.99
Cumulative Total	$2,365.81

Ivy Mid Cap Growth Fund -- Class B
Annual expense ratio	2.56%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$259.12	$10,244.00
2	$10,244.00	512.20	10,756.20	265.44	10,493.95
3	10,493.95	524.69	11,018.65	271.92	10,750.00
4	10,750.00	537.50	11,287.50	278.55	11,012.30
5	11,012.30	550.61	11,562.92	285.35	11,281.00
6	11,281.00	564.05	11,845.05	292.31	11,556.26
7	11,556.26	577.81	12,134.07	299.44	11,838.23
8	11,838.23	591.91	12,430.14	306.75	12,127.08
Converts from Class B to Class A	Annual Expense Ratio: 1.60%
9	12,127.08	606.35	12,733.44	197.33	12,539.40
10	12,539.40	626.97	13,166.38	204.04	12,965.74
Cumulative Total	$2,660.25

Ivy Mid Cap Growth Fund -- Class C
Annual expense ratio	2.38%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$241.11	$10,262.00
2	10,262.00	513.10	10,775.10	247.43	10,530.86
3	10,530.86	526.54	11,057.40	253.91	10,806.77
4	10,806.77	540.33	11,347.11	260.57	11,089.91
5	11,089.91	554.49	11,644.40	267.39	11,380.46
6	11,380.46	569.02	11,949.48	274.40	11,678.63
7	11,678.63	583.93	12,262.56	281.59	11,984.61
8	11,984.61	599.23	12,583.84	288.97	12,298.61
9	12,298.61	614.93	12,913.54	296.54	12,620.83
10	12,620.83	631.04	13,251.87	304.31	12,951.50
Cumulative Total	$2,716.22

Ivy Mid Cap Growth Fund -- Class Y
Annual expense ratio	1.40%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$142.52	$10,360.00
2	10,360.00	518.00	10,878.00	147.65	10,732.96
3	10,732.96	536.64	11,269.60	152.96	11,119.34
4	11,119.34	555.96	11,675.31	158.47	11,519.64
5	11,519.64	575.98	12,095.62	164.17	11,934.35
6	11,934.35	596.71	12,531.06	170.08	12,363.98
7	12,363.98	618.19	12,982.18	176.21	12,809.09
8	12,809.09	640.45	13,449.54	182.55	13,270.21
9	13,270.21	663.51	13,933.72	189.12	13,747.94
10	13,747.94	687.39	14,435.34	195.93	14,242.87
Cumulative Total	$1,679.66

Ivy Pacific Opportunities Fund -- Class A
Annual expense ratio	1.74%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$741.66	$9,732.25
2	9,732.25	486.61	10,218.86	172.10	10,049.52
3	10,049.52	502.47	10,552.00	177.71	10,377.14
4	10,377.14	518.85	10,895.99	183.50	10,715.43
5	10,715.43	535.77	11,251.20	189.48	11,064.75
6	11,064.75	553.23	11,617.99	195.66	11,425.47
7	11,425.47	571.27	11,996.74	202.04	11,797.94
8	11,797.94	589.89	12,387.83	208.63	12,182.55
9	12,182.55	609.12	12,791.68	215.43	12,579.70
10	12,579.70	628.98	13,208.68	222.45	12,989.80
Cumulative Total	$2,508.66

Ivy Pacific Opportunities Fund -- Class B
Annual expense ratio	2.74%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$277.09	$10,226.00
2	10,226.00	511.30	10,737.30	283.35	10,457.10
3	10,457.10	522.85	10,979.96	289.76	10,693.43
4	10,693.43	534.67	11,228.11	296.31	10,935.10
5	10,935.10	546.75	11,481.86	303.00	11,182.24
6	11,182.24	559.11	11,741.35	309.85	11,434.96
7	11,434.96	571.74	12,006.71	316.85	11,693.39
8	11,693.39	584.66	12,278.06	324.01	11,957.66
Converts from Class B to Class A	Annual Expense Ratio: 1.74%
9	11,957.66	597.88	12,555.54	211.45	12,347.48
10	12,347.48	617.37	12,964.85	218.34	12,750.01
Cumulative Total	$2,830.01

Ivy Pacific Opportunities Fund -- Class C
Annual expense ratio	2.49%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$252.12	$10,251.00
2	10,251.00	512.55	10,763.55	258.45	10,508.30
3	10,508.30	525.41	11,033.71	264.94	10,772.05
4	10,772.05	538.60	11,310.66	271.59	11,042.43
5	11,042.43	552.12	11,594.55	278.40	11,319.60
6	11,319.60	565.98	11,885.58	285.39	11,603.72
7	11,603.72	580.18	12,183.91	292.55	11,894.97
8	11,894.97	594.74	12,489.72	299.90	12,193.54
9	12,193.54	609.67	12,803.21	307.42	12,499.59
10	12,499.59	624.98	13,124.57	315.14	12,813.33
Cumulative Total	$2,825.90

Ivy Pacific Opportunities Fund -- Class Y
Annual expense ratio	1.55%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$157.67	$10,345.00
2	10,345.00	517.25	10,862.25	163.11	10,701.90
3	10,701.90	535.09	11,236.99	168.74	11,071.11
4	11,071.11	553.55	11,624.67	174.56	11,453.07
5	11,453.07	572.65	12,025.72	180.58	11,848.20
6	11,848.20	592.41	12,440.61	186.81	12,256.96
7	12,256.96	612.84	12,869.81	193.26	12,679.83
8	12,679.83	633.99	13,313.82	199.92	13,117.28
9	13,117.28	655.86	13,773.14	206.82	13,569.83
10	13,569.83	678.49	14,248.32	213.96	14,037.99
Cumulative Total	$1,845.43

Ivy Real Estate Securities Fund -- Class A
Annual expense ratio	1.67%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$735.01	$9,738.85
2	9,738.85	486.94	10,225.79	165.34	10,063.15
3	10,063.15	503.15	10,566.31	170.85	10,398.25
4	10,398.25	519.91	10,918.17	176.54	10,744.52
5	10,744.52	537.22	11,281.74	182.42	11,102.31
6	11,102.31	555.11	11,657.42	188.49	11,472.02
7	11,472.02	573.60	12,045.62	194.77	11,854.03
8	11,854.03	592.70	12,446.74	201.25	12,248.77
9	12,248.77	612.43	12,861.21	207.96	12,656.66
10	12,656.66	632.83	13,289.49	214.88	13,078.13
Cumulative Total	$2,437.51

Ivy Real Estate Securities Fund -- Class B
Annual expense ratio	2.71%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$274.10	$10,229.00
2	10,229.00	511.45	10,740.45	280.37	10,463.24
3	10,463.24	523.16	10,986.40	286.80	10,702.85
4	10,702.85	535.14	11,237.99	293.36	10,947.94
5	10,947.94	547.39	11,495.34	300.08	11,198.65
6	11,198.65	559.93	11,758.58	306.95	11,455.10
7	11,455.10	572.75	12,027.86	313.98	11,717.42
8	11,717.42	585.87	12,303.29	321.17	11,985.75
Converts from Class B to Class A	Annual Expense Ratio: 1.67%
9	11,985.75	599.28	12,585.04	203.49	12,384.88
10	12,384.88	619.24	13,004.12	210.27	12,797.29
Cumulative Total	$2,790.57

Ivy Real Estate Securities Fund -- Class C
Annual expense ratio	2.50%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$253.12	$10,250.00
2	10,250.00	512.50	10,762.50	259.45	10,506.25
3	10,506.25	525.31	11,031.56	265.93	10,768.90
4	10,768.90	538.44	11,307.35	272.58	11,038.12
5	11,038.12	551.90	11,590.03	279.40	11,314.08
6	11,314.08	565.70	11,879.78	286.38	11,596.93
7	11,596.93	579.84	12,176.78	293.54	11,886.85
8	11,886.85	594.34	12,481.20	300.88	12,184.02
9	12,184.02	609.20	12,793.23	308.40	12,488.62
10	12,488.62	624.43	13,113.06	316.11	12,800.84
Cumulative Total	$2,835.79

Ivy Real Estate Securities Fund -- Class Y
Annual expense ratio	1.38%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$140.49	$10,362.00
2	10,362.00	518.10	10,880.10	145.58	10,737.10
3	10,737.10	536.85	11,273.95	150.85	11,125.78
4	11,125.78	556.28	11,682.07	156.31	11,528.54
5	11,528.54	576.42	12,104.96	161.97	11,945.87
6	11,945.87	597.29	12,543.16	167.83	12,378.31
7	12,378.31	618.91	12,997.23	173.91	12,826.40
8	12,826.40	641.32	13,467.73	180.20	13,290.72
9	13,290.72	664.53	13,955.26	186.73	13,771.85
10	13,771.85	688.59	14,460.44	193.49	14,270.39
Cumulative Total	$1,657.36

Ivy Science and Technology Fund -- Class A
Annual expense ratio	1.43%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$712.18	$9,761.47
2	9,761.47	488.07	10,249.54	142.08	10,109.95
3	10,109.95	505.49	10,615.45	147.15	10,470.88
4	10,470.88	523.54	10,994.42	152.40	10,844.69
5	10,844.69	542.23	11,386.92	157.84	11,231.84
6	11,231.84	561.59	11,793.44	163.48	11,632.82
7	11,632.82	581.64	12,214.46	169.31	12,048.11
8	12,048.11	602.40	12,650.52	175.36	12,478.23
9	12,478.23	623.91	13,102.14	181.62	12,923.70
10	12,923.70	646.18	13,569.89	188.10	13,385.08
Cumulative Total	$2,189.52

Ivy Science and Technology Fund -- Class B
Annual expense ratio	2.42%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$245.12	$10,258.00
2	$10,258.00	512.90	10,770.90	251.44	10,522.65
3	10,522.65	526.13	11,048.78	257.93	10,794.14
4	10,794.14	539.70	11,333.84	264.58	11,072.62
5	11,072.62	553.63	11,626.26	271.41	11,358.30
6	11,358.30	567.91	11,926.21	278.41	11,651.34
7	11,651.34	582.56	12,233.91	285.59	11,951.95
8	11,951.95	597.59	12,549.55	292.96	12,260.31
Converts from Class B to Class A	Annual Expense Ratio: 1.43%
9	12,260.31	613.01	12,873.32	178.45	12,698.00
10	12,698.00	634.90	13,332.90	184.82	13,151.32
Cumulative Total	$2,510.71

Ivy Science and Technology Fund -- Class C
Annual expense ratio	2.26%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$229.09	$10,274.00
2	10,274.00	513.70	10,787.70	235.37	10,555.50
3	10,555.50	527.77	11,083.28	241.82	10,844.72
4	10,844.72	542.23	11,386.96	248.44	11,141.87
5	11,141.87	557.09	11,698.96	255.25	11,447.16
6	11,447.16	572.35	12,019.51	262.25	11,760.81
7	11,760.81	588.04	12,348.85	269.43	12,083.06
8	12,083.06	604.15	12,687.21	276.81	12,414.13
9	12,414.13	620.70	13,034.84	284.40	12,754.28
10	12,754.28	637.71	13,391.99	292.19	13,103.75
Cumulative Total	$2,595.05

Ivy Science and Technology Fund -- Class Y
Annual expense ratio	1.34%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$136.45	$10,366.00
2	10,366.00	518.30	10,884.30	141.44	10,745.39
3	10,745.39	537.26	11,282.66	146.62	11,138.67
4	11,138.67	556.93	11,695.61	151.98	11,546.35
5	11,546.35	577.31	12,123.67	157.55	11,968.94
6	11,968.94	598.44	12,567.39	163.31	12,407.01
7	12,407.01	620.35	13,027.36	169.29	12,861.10
8	12,861.10	643.05	13,504.16	175.49	13,331.82
9	13,331.82	666.59	13,998.41	181.91	13,819.77
10	13,819.77	690.98	14,510.75	188.57	14,325.57
Cumulative Total	$1,612.61

Ivy Small Cap Growth Fund -- Class A
Annual expense ratio	1.56%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$724.55	$9,749.22
2	9,749.22	487.46	10,236.68	154.70	10,084.59
3	10,084.59	504.22	10,588.82	160.02	10,431.50
4	10,431.50	521.57	10,953.07	165.53	10,790.34
5	10,790.34	539.51	11,329.86	171.22	11,161.53
6	11,161.53	558.07	11,719.61	177.11	11,545.49
7	11,545.49	577.27	12,122.76	183.20	11,942.65
8	11,942.65	597.13	12,539.78	189.50	12,353.48
9	12,353.48	617.67	12,971.15	196.02	12,778.44
10	12,778.44	638.92	13,417.36	202.77	13,218.02
Cumulative Total	$2,324.62

Ivy Small Cap Growth Fund -- Class B
Annual expense ratio	2.45%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$248.12	$10,255.00
2	10,255.00	512.75	10,767.75	254.45	10,516.50
3	10,516.50	525.82	11,042.32	260.93	10,784.67
4	10,784.67	539.23	11,323.90	267.59	11,059.68
5	11,059.68	552.98	11,612.66	274.41	11,341.70
6	11,341.70	567.08	11,908.78	281.41	11,630.91
7	11,630.91	581.54	12,212.46	288.59	11,927.50
8	11,927.50	596.37	12,523.88	295.94	12,231.65
Converts from Class B to Class A	Annual Expense Ratio: 1.56%
9	12,231.65	611.58	12,843.24	194.09	12,652.42
10	12,652.42	632.62	13,285.04	200.77	13,087.67
Cumulative Total	$2,566.30

Ivy Small Cap Growth Fund -- Class C
Annual expense ratio	2.20%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$223.08	$10,280.00
2	10,280.00	514.00	10,794.00	229.32	10,567.84
3	10,567.84	528.39	11,096.23	235.74	10,863.73
4	10,863.73	543.18	11,406.92	242.34	11,167.92
5	11,167.92	558.39	11,726.32	249.13	11,480.62
6	11,480.62	574.03	12,054.65	256.10	11,802.08
7	11,802.08	590.10	12,392.18	263.28	12,132.54
8	12,132.54	606.62	12,739.16	270.65	12,472.25
9	12,472.25	623.61	13,095.86	278.23	12,821.47
10	12,821.47	641.07	13,462.55	286.02	13,180.47
Cumulative Total	$2,533.89

Ivy Small Cap Growth Fund -- Class Y
Annual expense ratio	1.33%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$135.44	$10,367.00
2	10,367.00	518.35	10,885.35	140.41	10,747.46
3	10,747.46	537.37	11,284.84	145.56	11,141.90
4	11,141.90	557.09	11,698.99	150.90	11,550.80
5	11,550.80	577.54	12,128.34	156.44	11,974.72
6	11,974.72	598.73	12,573.45	162.18	12,414.19
7	12,414.19	620.70	13,034.90	168.13	12,869.79
8	12,869.79	643.48	13,513.28	174.30	13,342.11
9	13,342.11	667.10	14,009.22	180.70	13,831.77
10	13,831.77	691.58	14,523.36	187.33	14,339.40
Cumulative Total	$1,601.39

Ivy Small Cap Value Fund -- Class A
Annual expense ratio	1.76%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$743.56	$9,730.37
2	9,730.37	486.51	10,216.88	174.02	10,045.63
3	10,045.63	502.28	10,547.91	179.66	10,371.11
4	10,371.11	518.55	10,889.66	185.48	10,707.13
5	10,707.13	535.35	11,242.49	191.49	11,054.04
6	11,054.04	552.70	11,606.75	197.70	11,412.19
7	11,412.19	570.60	11,982.80	204.10	11,781.95
8	11,781.95	589.09	12,371.05	210.72	12,163.68
9	12,163.68	608.18	12,771.87	217.54	12,557.79
10	12,557.79	627.88	13,185.68	224.59	12,964.66
Cumulative Total	$2,528.86

Ivy Small Cap Value Fund -- Class B
Annual expense ratio	2.83%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$286.07	$10,217.00
2	10,217.00	510.85	10,727.85	292.27	10,438.70
3	10,438.70	521.93	10,960.64	298.62	10,665.22
4	10,665.22	533.26	11,198.49	305.10	10,896.66
5	10,896.66	544.83	11,441.49	311.72	11,133.12
6	11,133.12	556.65	11,689.77	318.48	11,374.71
7	11,374.71	568.73	11,943.44	325.39	11,621.54
8	11,621.54	581.07	12,202.61	332.45	11,873.72
Converts from Class B to Class A	Annual Expense Ratio: 1.76%
9	11,873.72	593.68	12,467.41	212.36	12,258.43
10	12,258.43	612.92	12,871.36	219.24	12,655.61
Cumulative Total	$2,901.70

Ivy Small Cap Value Fund -- Class C
Annual expense ratio	2.54%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$257.12	$10,246.00
2	10,246.00	512.30	10,758.30	263.44	10,498.05
3	10,498.05	524.90	11,022.95	269.93	10,756.30
4	10,756.30	537.81	11,294.11	276.57	11,020.90
5	11,020.90	551.04	11,571.95	283.37	11,292.02
6	11,292.02	564.60	11,856.62	290.34	11,569.80
7	11,569.80	578.49	12,148.29	297.48	11,854.42
8	11,854.42	592.72	12,447.14	304.80	12,146.04
9	12,146.04	607.30	12,753.34	312.30	12,444.83
10	12,444.83	622.24	13,067.07	319.98	12,750.97
Cumulative Total	$2,875.33

Ivy Small Cap Value Fund -- Class Y
Annual expense ratio	1.39%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$141.50	$10,361.00
2	10,361.00	518.05	10,879.05	146.61	10,735.03
3	10,735.03	536.75	11,271.78	151.91	11,122.56
4	11,122.56	556.12	11,678.69	157.39	11,524.09
5	11,524.09	576.20	12,100.29	163.07	11,940.11
6	11,940.11	597.00	12,537.11	168.96	12,371.14
7	12,371.14	618.55	12,989.70	175.06	12,817.74
8	12,817.74	640.88	13,458.63	181.38	13,280.46
9	13,280.46	664.02	13,944.49	187.93	13,759.89
10	13,759.89	687.99	14,447.88	194.71	14,256.62
Cumulative Total	$1,668.52

Ivy Value Fund -- Class A
Annual expense ratio	1.52%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$720.75	$9,752.99
2	9,752.99	487.64	10,240.63	150.82	10,092.39
3	10,092.39	504.61	10,597.01	156.07	10,443.60
4	10,443.60	522.18	10,965.78	161.50	10,807.04
5	10,807.04	540.35	11,347.39	167.12	11,183.13
6	11,183.13	559.15	11,742.28	172.94	11,572.30
7	11,572.30	578.61	12,150.92	178.95	11,975.02
8	11,975.02	598.75	12,573.77	185.18	12,391.75
9	12,391.75	619.58	13,011.33	191.63	12,822.98
10	12,822.98	641.14	13,464.13	198.30	13,269.22
Cumulative Total	$2,283.26

Ivy Value Fund -- Class B
Annual expense ratio	2.51%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$254.12	$10,249.00
2	10,249.00	512.45	10,761.45	260.45	10,504.20
3	10,504.20	525.21	11,029.41	266.93	10,765.75
4	10,765.75	538.28	11,304.04	273.58	11,033.82
5	11,033.82	551.69	11,585.51	280.39	11,308.56
6	11,308.56	565.42	11,873.99	287.37	11,590.14
7	11,590.14	579.50	12,169.65	294.53	11,878.74
8	11,878.74	593.93	12,472.67	301.86	12,174.52
Converts from Class B to Class A	Annual Expense Ratio: 1.52%
9	12,174.52	608.72	12,783.24	188.27	12,598.19
10	12,598.19	629.90	13,228.10	194.82	13,036.61
Cumulative Total	$2,602.32

Ivy Value Fund -- Class C
Annual expense ratio	2.41%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$244.12	$10,259.00
2	10,259.00	512.95	10,771.95	250.44	10,524.70
3	10,524.70	526.23	11,050.94	256.93	10,797.29
4	10,797.29	539.86	11,337.16	263.58	11,076.94
5	11,076.94	553.84	11,630.79	270.41	11,363.84
6	11,363.84	568.19	11,932.03	277.41	11,658.16
7	11,658.16	582.90	12,241.07	284.60	11,960.11
8	11,960.11	598.00	12,558.11	291.97	12,269.87
9	12,269.87	613.49	12,883.37	299.53	12,587.66
10	12,587.66	629.38	13,217.05	307.29	12,913.68
Cumulative Total	$2,746.28

Ivy Value Fund -- Class Y
Annual expense ratio	1.31%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$133.41	$10,369.00
2	10,369.00	518.45	10,887.45	138.34	10,751.61
3	10,751.61	537.58	11,289.19	143.44	11,148.35
4	11,148.35	557.41	11,705.76	148.73	11,559.72
5	11,559.72	577.98	12,137.71	154.22	11,986.27
6	11,986.27	599.31	12,585.59	159.91	12,428.57
7	12,428.57	621.42	13,050.00	165.81	12,887.18
8	12,887.18	644.35	13,531.54	171.93	13,362.72
9	13,362.72	668.13	14,030.86	178.28	13,855.80
10	13,855.80	692.79	14,548.59	184.86	14,367.08
Cumulative Total	$1,578.93

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri	6300 Lamar Avenue
64106	P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP3300 (07-08)
542255

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028

IVY FUNDS

Fixed Income and Money Market Funds

Fixed Income Funds

Ivy Bond Fund

Ivy Global Bond Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Mortgage Securities Fund

Ivy Municipal Bond Fund

Money Market Fund

Ivy Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
July 31, 2008

Contents

Fixed Income Funds
Ivy Bond Fund
Ivy Global Bond Fund
Ivy High Income Fund
Ivy Limited-Term Bond Fund
Ivy Mortgage Securities Fund
Ivy Municipal Bond Fund
Money Market Fund
Ivy Money Market Fund
Additional Information about Principal Investment
Strategies, Other Investments and Risks
The Management of the Funds
Investment Advisor
Management Fee
Portfolio Management
Your Account
Choosing a Share Class
Ways to Set Up Your Account
Pricing of Fund Shares
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes
Financial Highlights
Appendix A--Hypothetical Investment and Expense Information
Appendix B--Prior Performance of Related Fund

Ivy Bond Fund

An Overview of the Fund

Objective
To provide a high level of current income consistent with prudent investment risk.

Principal Strategies
Ivy Bond Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in bonds, primarily of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB and higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) or Baa and higher by Moody's Investors Service, Inc. (Moody's), or, if unrated, judged by the Fund's investment manager or subadvisor to be of comparable quality). To a lesser extent, the Fund also may invest in non-investment grade debt securities. Debt securities in which the Fund may invest include corporate and mortgage-backed securities, asset-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other debt obligations of U.S. banks or savings and loan associations. The Fund also may invest in interest rate derivatives for hedging purposes. The Fund expects that under normal market circumstances the effective duration of its portfolio will range from four to seven years.

In selecting securities, the Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt and issuer operations.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  an issuer of a debt security or other fixed-income obligation may not make payments on the security or obligation when due an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds changes in the maturities of bonds owned by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction
  Advantus Capital's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Certain U.S. government securities in which the Fund may invest, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Bond Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Bond Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	5.31%
1999	-2.57%
2000	10.64%
2001	8.00%
2002	9.78%
2003	5.04%
2004	4.36%
2005	1.85%
2006	4.15%
2007	2.03%

In the period shown in the chart, the highest quarterly return was 5.02% (the third quarter of 2001) and the lowest quarterly return was -2.73% (the second quarter of 2004). The Class A return for the year through June 30, 2008 was -3.75%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	-3.84%	2.26%	4.17%
After Taxes on Distributions	-5.38%	0.76%	2.23%
After Taxes on Distributions
and Sale of Fund Shares	-1.96%[2]	1.33%	2.62%
Class B (began on 12-8-2003)
Before Taxes	-3.00%	1.51%	N/A
Class C (began on 12-8-2003)
Before Taxes	1.21%	2.05%	N/A
Class Y (began on 12-8-2003)
Before Taxes	2.02%	3.01%	N/A
Indexes
Citigroup Broad Investment
Grade Index[3]	7.22%	4.55%	6.03%
Lipper Corporate Debt Funds
A-Rated Universe Average[4]	4.47%	4.11%	5.08%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Bond Fund, the predecessor to Ivy Bond Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Bond Fund. Class A shares of Ivy Bond Fund would have had substantially similar returns to Class A shares of the Advantus Bond Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Bond Fund differ from expenses for Class A shares of Ivy Bond Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	----------

Management Fees	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.43%	0.78%	0.49%	0.38%	0.56%
Total Annual Fund Operating Expenses	1.21%	2.31%	2.02%	0.91%	1.34%
Expenses Waived[6]	0.00%	0.00%	0.00%	0.00%	0.13%
Net Fund Operating Expenses	1.21%	2.31%	2.02%	0.91%	1.21%

1The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more at net asset value (NAV) of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of Ivy Investment Management Company (IICO)) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6 Through July 31, 2009, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class Y shares at 1.21%.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$ 937	$1,202	$1,957
Class B Shares	634	1,021	1,335	2,370	[1]
Class C Shares	205 [2]	634	1,088	2,348
Class I Shares	93	290	504	1,120
Class Y Shares	127	411	721	1,601

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$691	$937	$1,202	$1,957
Class B Shares	234	721	1,235	2,370	[1]
Class C Shares	205	634	1,088	2,348
Class I Shares	93	290	504	1,120
Class Y Shares	127	411	721	1,601

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Global Bond Fund (formerly, Ivy Global Strategic Income Fund)

An Overview of the Fund

Objectives
To seek, as a primary objective, a high level of current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Principal Strategies
Ivy Global Bond Fund seeks to achieve its objectives by investing in a diversified portfolio of debt securities of foreign and domestic issuers. During normal market conditions, the Fund invests at least 80% of its net assets in bonds. The Fund may invest in bonds of any maturity, although IICO, the Fund's investment manager, seeks to focus on the intermediate-term sector (generally, bonds with maturities ranging between one and ten years). The Fund invests primarily in issuers of countries that are members of the Organisation of Economic Co-Operation and Development (OECD). The Fund also may invest in issuers located in emerging markets, such as Brazil, Russia, India and China. The Fund may invest in securities issued by foreign or U.S. governments and in securities issued by foreign or domestic companies of any size. The Fund may invest up to 100% of its total assets in securities denominated in currencies other than the U.S. dollar.

Although the Fund invests primarily in investment grade securities, it may invest up to 35% of its total assets in non-investment grade bonds, commonly called "junk bonds", that include bonds rated BB and below by S&P or comparable ratings issued by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund typically will invest in junk bonds of foreign issuers within emerging markets, and it will only invest in junk bonds if IICO deems the risks to be consistent with the Fund's objectives. The Fund also may invest in equity securities of foreign and domestic issuers to achieve capital growth.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  country analysis (economic, legislative/judicial and demographic trends)
  credit analysis of the issuer (financial strength, cash flow, management, strategy and accounting)
  maturity of the issue
  quality of the issue
  denomination of the issue (U.S. dollar, euro, yen)
  domicile of the issuer

Generally, in determining whether to sell a debt security, IICO uses the same type of analysis that it uses in buying debt securities. For example, IICO may sell a holding if the issuer's financial strength declines to what IICO deems to be an unacceptable level or if management of the company weakens. As well, IICO may choose to sell an equity security if the issuer's growth potential has diminished. IICO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

IICO may, when consistent with the Fund's investment objectives, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as "derivatives"). IICO may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Global Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may also cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline changes in the maturities of bonds owned by the Fund
  changes in foreign currency exchange rates, which may affect the value of the securities the Fund holds the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuations or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Global Bond Fund may be appropriate for investors primarily seeking a high level of current income generated from a diversified portfolio consisting of fixed-income securities of foreign and domestic issuers. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table. See "Prior Performance of Related Fund" in Appendix B for information about the performance of a fund managed by an affiliate of IICO with objectives and strategies substantially identical to those of Ivy Global Bond Fund.

Fees and Expenses

Ivy Global Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	----------

Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1)Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5,6]	0.74%	0.76%	0.75%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.62%	2.39%	2.38%	1.23%	1.48%
Expenses Waived[7]	0.63%	0.65%	0.64%	0.49%	0.49%
Net Fund Operating Expenses	0.99%	1.74%	1.74%	0.74%	0.99%

1The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6The data for Other Expenses is estimated for the initial fiscal year of the Fund. Actual expenses may be higher or lower.

7Through July 31, 2009, IICO, the Fund's investment manager, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees (as applicable) and/or shareholder servicing fees to cap the expenses as follows: Class A shares at 0.99%, Class B shares at 1.74%, Class C shares at 1.74%, Class I shares at 0.74% and Class Y shares at 0.99%.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years
Class A Shares	$670	$979
Class B Shares	577	961
Class C Shares	177 [1]	660
Class I Shares	76	325
Class Y Shares	101	403

If shares are not redeemed
at end of period:	1 Year	3 Years
Class A Shares	$670	$979
Class B Shares	177	661
Class C Shares	177	660
Class I Shares	76	325
Class Y Shares	101	403

1A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy High Income Fund

An Overview of the Fund

Objectives
 To provide, as its primary objective, a high level of current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Principal Strategies
 Ivy High Income Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of IICO, the Fund's investment manager, consistent with the Fund's objectives. The Fund invests primarily in lower quality bonds, which include bonds rated BBB and below by S&P or Baa and below by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB and below by S&P or Ba and below by Moody's, or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest in fixed-income securities of any maturity and in companies of any size.

IICO may look at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of a company's fundamentals, including:

  financial strength
  growth of operating cash flows
  strength of management
  borrowing requirements
  improving credit metrics
  potential to improve credit standing
  responsiveness to changes in interest rates and business conditions strength of business model
  capital structure and future capital needs

Generally, in determining whether to sell a debt security, IICO considers the following:

  the dynamics of an industry and/or company change or are anticipated to change a change in strategy by a company
  a change in management's consideration of its creditors

IICO may sell a security if, in its opinion, the price of the security has risen to fully reflect the company's improved creditworthiness and other investments with greater potential exist. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy High Income Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may also cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors and industries changes in the maturities of bonds owned by the Fund
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy High Income Fund may be appropriate for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the objective of income. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	3.64%
1999	4.83%
2000	-7.41%
2001	9.92%
2002	1.58%
2003	18.10%
2004	7.57%
2005	0.59%
2006	9.69%
2007	3.25%

In the period shown in the chart, the highest quarterly return was 6.86% (the fourth quarter of 2001) and the lowest quarterly return was -6.62% (the third quarter of 1998). The Class C return for the year through June 30, 2008 was -0.61%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	-----------	-----------
Class C1
Before Taxes	3.25%	7.67%	4.98%
After Taxes on Distributions	0.83%	5.40%	2.33%
After Taxes on Distributions
and Sale of Fund Shares	2.96%	5.67%	2.93%
Class Y (began on 12-30-1998)
Before Taxes	4.36%	8.71%	6.16%
Class A (began on 07-03-2000)
Before Taxes	-1.89%	7.25%	6.01%
Class B (began on 07-18-2000)
Before Taxes	-0.83%	7.37%	5.89%
Indexes
Citigroup High
Yield Market Index[2]	1.84%	10.97%	5.68%
Lipper High Current Yield
Funds Universe Average[3]	1.50%	9.39%	3.99%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	--------	----------

Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.48%	0.80%	0.55%	0.36%	0.32%
Total Annual Fund Operating Expenses	1.36%	2.43%	2.18%	0.99%	1.20%

1The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$ 981	$1,277	$2,116
Class B Shares	646	1,058	1,396	2,501	[1]
Class C Shares	221 [2]	682	1,170	2,514
Class I Shares	101	315	547	1,213
Class Y Shares	122	381	660	1,455

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$ 981	$1,277	$2,116
Class B Shares	246	758	1,296	2,501	[1]
Class C Shares	221	682	1,170	2,514
Class I Shares	101	315	547	1,213
Class Y Shares	122	381	660	1,455

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Limited-Term Bond Fund

An Overview of the Fund

Objective
To provide a high level of current income consistent with preservation of capital.

Principal Strategies
 Ivy Limited-Term Bond Fund seeks to achieve its objective by investing primarily in investment-grade debt securities of domestic issuers and, to a lesser extent, U.S. dollar-denominated securities of foreign issuers. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset-backed securities. The Fund seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds with limited-term maturities; therefore, the Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. The Fund may invest in companies of any size.

Investment grade debt securities include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO, the Fund's investment manager, to be of comparable quality.

IICO may look at a number of factors in selecting securities for the Fund's portfolio, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation.

Within a sector, IICO typically considers:

  the security's current coupon
  the maturity of the security
  the relative value of the security based on historical yield information the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury)
  prepayment risks for mortgage-backed securities and other debt securities with call provisions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Limited-Term Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline bonds with longer-term maturities may perform better than limited-term bonds the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds a decrease in interest rates, which may cause prepayment of higher-yielding bonds and mortgage-backed securities held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income changes in the maturities of bonds owned by the Fund
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Limited-Term Bond Fund may be appropriate for investors seeking a high level of current income consistent with preservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Limited-Term Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	5.36%
1999	0.43%
2000	7.17%
2001	7.82%
2002	4.05%
2003	1.95%
2004	0.37%
2005	0.38%
2006	2.57%
2007	4.80%

In the period shown in the chart, the highest quarterly return was 2.97% (the third quarter of 2001) and the lowest quarterly return was -1.83% (the second quarter of 2004). The Class C return for the year through June 30, 2008 was 1.43%.

Average Annual Total Returns

The table below compares the Fund's average annual returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (2.50%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	-------	--------	--------
Class C1
Before Taxes	4.80%	2.00%	3.46%
After Taxes on Distributions	3.80%	1.22%	2.18%
After Taxes on Distributions
and Sale of Fund Shares	3.44%	1.40%	2.34%
Class Y
Before Taxes	5.89%	3.00%	4.44%
Class B (began on 07-03-2000)
Before Taxes	0.81%	1.78%	3.48%
Class A (began on 08-17-2000)
Before Taxes	3.07%	2.37%	3.97%
Indexes
Citigroup 1-5 Years Treasury/Government
Sponsored/Credit Index[2]	7.30%	3.67%	5.40%
Lipper Short-Intermediate Investment Grade
Debt Funds Universe Average[3]	4.95%	3.21%	4.85%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy Limited-Term Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	---------	---------	---------	--------	---------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	2.50%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	--------	-------	--------	---------	---------

Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.52%	0.65%	0.67%	0.47%	0.42%
Total Annual Fund Operating Expenses	1.27%	2.15%	2.17%	0.97%	1.17%
Expenses Waived[6]	0.15%	0.15%	0.15%	0.15%	0.15%
Net Fund Operating Expenses	1.12%	2.00%	2.02%	0.82%	1.02%

1The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6Through September 30, 2008, IICO, the Fund's investment manager, has contractually agreed to reduce the management fees paid by the Fund to: 0.35% of net assets up to $500 million; 0.30% of net assets over $500 million and up to $1 billion; 0.25% of net assets over $1 billion and up to $1.5 billion; and 0.20% of net assets over $1.5 billion. From October 1, 2008 through July 31, 2009, IICO has contractually agreed to reduce the management fees paid by the Fund to 0.35% of net assets, for any day that the Fund's net assets are below $500,000,000.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$361	$629	$916	$1,735
Class B Shares	603	959	1,241	2,247	[1]
Class C Shares	205 [2]	665	1,151	2,491
Class I Shares	84	294	522	1,176
Class Y Shares	104	357	629	1,407

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$361	$629	$916	$1,735
Class B Shares	203	659	1,141	2,247	[1]
Class C Shares	205	665	1,151	2,491
Class I Shares	84	294	522	1,176
Class Y Shares	104	357	629	1,407

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Mortgage Securities Fund

An Overview of the Fund

Objective
To provide a high level of current income consistent with prudent investment risk.

Principal Strategies
 Ivy Mortgage Securities Fund invests, under normal market conditions, at least 80% of its net assets in the mortgage and mortgage-related industry, including investment-grade securities representing interests in pools of mortgage loans, CMOs, commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities and asset-backed securities. The Fund invests in the securities of domestic and, to a lesser extent, foreign issuers. The Fund also may invest in interest rate derivatives primarily for hedging purposes.

In selecting securities, the Fund's investment subadvisor, Advantus Capital, follows a bottom-up, fundamental approach and considers factors such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. Advantus Capital also seeks undervalued or mispriced securities within the mortgage-related sectors. It does not place a primary focus on interest rate positions. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mortgage Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  an issuer of a mortgage-backed security or other fixed-income obligation may not make payments on the security or obligation when due rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the value of a mortgage-backed security or other fixed-income obligation may decline due to changes in market interest rates mortgage-related securities purchased by the Fund, including restricted securities determined by Advantus Capital to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by Advantus Capital the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the mortgage and mortgage-related industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Certain U.S. government securities in which the Fund may invest, such as securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. In addition the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Mortgage Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mortgage Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Mortgage Securities Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Mortgage Securities Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart presents the annual total returns for Class A shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class A shares because of variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1996	4.79%
1997	11.87%
1998	9.57%
1999	22.24%
2000	21.75%
2001	-10.91%
2002	3.20%
2003	11.49%
2004	13.04%
2005	22.28%

In the period shown in the chart, the highest quarterly return was 4.72% (the third quarter of 2001) and the lowest quarterly return was -1.38% (the second quarter of 2004). The Class A return for the year through June 30, 2008 was -5.78%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to those of the Fund. The Fund's returns include the maximum sales charge for Class A shares (5.75%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		5 Years
		(or Life
	1 Year	of Class)	10 Years
	------	-----------	-----------
Class A1
Before Taxes	-3.72%	2.38%	4.99%
After Taxes on Distributions	-5.33%	0.68%	2.77%
After Taxes on Distributions
and Sale of Fund Shares	-1.87%[2]	1.36%	3.21%
Class B (began on 12-8-2003)
Before Taxes	-2.73%	1.97%	N/A
Class C (began on 12-8-2003)
Before Taxes	1.36%	2.59%	N/A
Class Y (began on 12-8-2003)
Before Taxes	2.28%	3.51%	N/A
Indexes
Lehman Brothers Mortgage-Backed
Securities Index[3]	6.95%	4.50%	5.91%
Lipper U.S. Mortgage Funds
Universe Average[4]	4.74%	3.47%	4.99%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Mortgage Securities Fund, the predecessor to Ivy Mortgage Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Mortgage Securities Fund. Class A shares of Ivy Mortgage Securities Fund would have had substantially similar returns to Class A shares of the Advantus Mortgage Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Mortgage Securities Fund differ from expenses for Class A shares of Ivy Mortgage Securities Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Mortgage Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	--------	--------	---------	----------

Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5]	0.39%	0.61%	0.42%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.14%	2.11%	1.92%	0.78%	1.01%

1The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$916	$1,167	$1,881
Class B Shares	614	961	1,234	2,193	[1]
Class C Shares	195 [2]	603	1,037	2,243
Class I Shares	80	249	433	966
Class Y Shares	103	322	558	1,236

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$916	$1,167	$1,881
Class B Shares	214	661	1,134	2,193	[1]
Class C Shares	195	603	1,037	2,243
Class I Shares	80	249	433	966
Class Y Shares	103	322	558	1,236

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Municipal Bond Fund

An Overview of the Fund

Objective
To provide income that is not subject to Federal income tax.

Principal Strategies
Ivy Municipal Bond Fund seeks to achieve its objective by investing, during normal market conditions, at least 80% of its net assets in tax-exempt municipal bonds, mainly of investment grade and of any maturity. Municipal bonds are obligations the interest on which is not includable in gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT). Investment grade debt securities include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO, the Fund's investment manager, to be of comparable quality.

The Fund diversifies its holdings between two main types of municipal bonds:

  general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and multi-family project mortgages, and student loan bonds that finance pools of student loans. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state's share of annual tobacco settlement revenues.

IICO primarily utilizes a cautious top-down management style that de-emphasizes aggressive interest rate strategies. IICO attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve, while keeping the overall Fund duration within a tight range relative to the Fund's stated benchmark. As an overlay to this core strategy, IICO attempts to identify and utilize relative value opportunities that exist between sectors, states (including U.S. possessions), security structures and ratings categories. Relative attractiveness to other taxable fixed income asset classes, as well as municipal market supply/demand patterns and other technical factors are monitored closely for opportunities.

IICO seeks to emphasize prudent diversification among sectors, states, security structures, position sizes and ratings categories, in an attempt to reduce overall portfolio risk and performance volatility as well as to emphasize capital preservation. IICO may invest in higher coupon pre-refunded bonds in seeking to obtain a stable source of income for the Fund.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  the security's current coupon
  the maturity of the security
  the relative value of the security
  the creditworthiness of the particular issuer or of the private company involved the structure of the security, including whether it has a put or a call feature

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Municipal Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities and zero coupon bonds, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income changes in the maturities of bonds owned by the Fund
  the credit quality of the issuers whose securities the Fund owns or of the private companies involved in PAB-financed projects the local economic, political or regulatory environment affecting bonds owned by the Fund, including legislation affecting the tax status of municipal bond interest failure of a bond's interest to qualify as tax-exempt
  changes and shifts in the shape of the yield curve which may result in certain maturities underperforming others
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Although IICO does not currently anticipate that the Fund will reach this level, a significant portion, up to 40%, of the Fund's dividends attributable to municipal bond interest may be a tax preference item; this would have the effect of reducing the Fund's after-tax return to any investor whose AMT liability was increased by the Fund's dividends.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
 Ivy Municipal Bond Fund may be appropriate for investors seeking current income that is primarily free from Federal income tax, through a diversified portfolio and, thus, may not be appropriate for a tax-advantaged retirement or savings plan or other tax-exempt investor. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Municipal Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The returns for periods prior to March 24, 2000 are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

The bar chart presents the annual total returns for Class C shares and shows how performance has varied from year to year over the past ten calendar years. The returns for the Fund's other classes of shares during these periods were different from those of Class C shares because of variations in their respective expense structures.

The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	5.12%
1999	-7.04%
2000	7.63%
2001	5.73%
2002	7.48%
2003	4.45%
2004	2.84%
2005	1.58%
2006	3.04%
2007	1.05%

In the period shown in the chart, the highest quarterly return was 4.64% (the third quarter of 2002) and the lowest quarterly return was -3.42% (the fourth quarter of 1999). The Class C return for the year through June 30, 2008 was -0.37%.

Average Annual Total Returns

The table below compares the Fund's average annual returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns include the maximum sales charge for Class A shares (4.25%) and the applicable CDSC for Class B and Class C shares, treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class C shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class C shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class C1
Before Taxes	1.05%	2.58%	3.10%
After Taxes on Distributions	1.00%	2.57%	3.00%
After Taxes on Distributions
and Sale of Fund Shares	1.62%[2]	2.61%[2]	3.07%
Class B (began on 08-08-2000)
Before Taxes	-2.86%	2.43%	3.83%
Class A (began on 09-15-2000)
Before Taxes	-2.46%	2.53%	4.07%
Indexes
Standard & Poor's/Investortools
Main Municipal Bond Index[3,4]	2.81%	4.60%	N/A
Lehman Brothers Municipal
Bond Index[4]	3.37%	4.31%	5.18%
Lipper General Municipal
Debt Funds Universe Average[5]	1.15%	3.48%	4.08%

1The returns shown for Class C shares are based on the performance of the Fund's prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for 12 months or less.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3The Fund's benchmark changed from the Lehman Brothers Municipal Bond Index to the Standard & Poor's/Investortools Main Municipal Bond Index effective May 2008. IICO believes the Standard & Poor's/Investortools Main Municipal Bond Index provides a more accurate basis for comparing the Fund's performance to the types of securities in which the Fund invests. Both indexes are presented in this prospectus for comparison purposes.

4Reflects no deduction for fees, expenses or taxes.

5Net of fees and expenses.

Fees and Expenses

Ivy Municipal Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C
your investment)	---------	---------	---------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C
deducted from Fund assets)	---------	---------	---------

Management Fees[5]	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses[6]	0.53%	0.60%	0.60%
Total Annual Fund Operating Expense	1.31%	2.13%	2.13%

1 The CDSC that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2 A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3 If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5IICO has voluntarily agreed to waive its management fee for any day that the Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

6 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$553	$823	$1,113	$1,938
Class B Shares	616	967	1,245	2,241	[1]
Class C Shares	216 [2]	667	1,145	2,463

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$553	$823	$1,113	$1,938
Class B Shares	216	667	1,145	2,241	[1]
Class C Shares	216	667	1,145	2,463

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Ivy Money Market Fund

An Overview of the Fund

Objective
To provide maximum current income consistent with stability of principal.

Principal Strategies
 Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a requisite NRSRO, as defined in Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act), or if unrated, are of comparable quality as determined by IICO, the Fund's investment manager. The Fund seeks, as well, to maintain a NAV of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  the credit quality of the particular issuer or guarantor of the security the maturity of the security
  the relative value of the security
  the industry sector of the issuer of the security

Generally, in determining whether to sell a security, IICO uses the same analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the 1940 Act. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Money Market Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  a decrease in interest rates, which may cause prepayment of higher-yielding instruments held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline the credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund adverse market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Money Market Fund may be appropriate for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Money Market Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance and by showing the Fund's average annual total returns for the periods shown.

The bar chart presents the annual total return for Class A shares for each full calendar year since these shares were first offered and shows how performance has varied from year to year.

The performance table shows average annual total returns for each class.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Please visit www.ivyfunds.com for the Fund's most recent 7-day yield.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

2001	3.60%
2002	1.40%
2003	0.81%
2004	0.53%
2005	2.37%
2006	4.25%
2007	4.47%

In the period shown in the chart, the highest quarterly return was 1.28% (the first quarter of 2001) and the lowest quarterly return was 0.05% (the first and second quarters of 2004). As of December 31, 2007, the 7-day yield was equal to 4.09%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	-----	---------	----------
Class A (began on 06-30-2000)	4.47%	2.47%	2.69%
Class C (began on 07-03-2000)[1]	3.60%	1.63%	1.77%
Class B (began on 07-12-2000)[1]	-0.45%	1.43%	1.70%

1Class B and Class C shares of Ivy Money Market are closed to new investments. Additional investments by exchange of shares from other Funds in the Ivy Family of Funds by current shareholders of each respective Class will continue to be accepted.

Fees and Expenses

Ivy Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B2	Class C2
your investment)[1]	----------	---------	----------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None	5.00%	1.00%

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	None	None	None

Annual Fund Operating Expenses
(expenses that are	Class A	Class B2	Class C2
deducted from Fund assets)	---------	---------	---------

Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	1.00%	1.00%
Other Expenses[4]	0.48%	0.40%	0.33%
Total Annual Fund Operating Expenses	0.88%	1.80%	1.73%

1The Fund may charge a fee of $1.75 per month on any account with a NAV of less than $250, except for retirement plan accounts.

2Class B and Class C are not available for direct investments. However, you may continue to exchange into these classes from Class B or Class C shares of another Ivy Fund.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$90	$281	$488	$1,084
Class B Shares	583	866	1,075	1,874	[1]
Class C Shares	176 [2]	545	939	2,041

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$90	$281	$488	$1,084
Class B Shares	183	566	975	1,874	[1]
Class C Shares	176	545	939	2,041

1Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares eight years after the month in which the shares were purchased.

2A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Bond Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in bonds of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in a variety of investment-grade debt securities which include:

  investment-grade corporate debt obligations and mortgage-backed securities debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)
  investment-grade mortgage-backed securities issued by governmental agencies and financial institutions investment grade asset-backed securities
  investment-grade debt securities issued by foreign governments and companies debt obligations of U.S. banks and savings and loan associations

The Fund may invest a portion of its assets in investment-grade debt obligations issued by companies in a variety of industries. The Fund may invest in long-term debt securities (maturities of more than ten years), intermediate debt securities (maturities from three to ten years) and short-term debt securities (maturities of less than three years). However, the Fund expects that under normal market circumstances, the effective duration of its portfolio will range from four to seven years.

In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Fund may also invest a portion of its assets in governmental and non-governmental mortgage-related securities, including CMOs, CMBSs, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

Asset-backed securities represent interests in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts. The Fund may invest up to 20% of its net assets in non-investment grade securities (for example, securities rated BB or Ba by S&P or Moody's, respectively). The Fund may also invest up to 10% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Low-rated Securities Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Global Bond Fund: The Fund seeks to achieve its primary objective of a high level of current income, and its secondary objective of capital growth when consistent with its primary objective, by investing primarily in a diversified portfolio of debt securities issued by U.S. and foreign issuers, including government-issued securities. There is no guarantee, however, that the Fund will achieve its investment objectives. Although major changes tend to be infrequent, the Board of Trustees may change the Fund's investment objectives without seeking shareholder approval.

During normal market conditions, the Fund invests at least 65% of its total assets in issuers of at least three countries, which may include the U.S. The Fund generally limits its holdings so that no more than 30% of its total assets are invested in issuers within a single country outside the U.S. The Fund also may invest in securities of issuers determined by IICO to be in developing or emerging market countries. The Fund may invest up to 100% of its total assets in non-U.S. dollar denominated securities.

Bonds may be of any maturity, but primarily will be intermediate term (generally, maturities ranging between one and ten years) and investment grade. The Fund, however, may invest up to 35% of its total assets in non-investment grade bonds, typically of foreign issuers located in emerging markets, or unrated securities determined by IICO to be of comparable quality. Non-investment grade debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness.

The Fund primarily owns debt securities; however, the Fund also may own, to a lesser extent, preferred stocks, common stocks and convertible securities. The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

The Fund also may utilize a range of derivative instruments, including credit default swaps, forward currency contracts and interest-only securities either to hedge an existing position, to invest in a position not otherwise readily available, or to mitigate the impact of rising interest rates. With credit default swaps, the Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other party in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Fund normally would be hedging its exposure on debt obligations that it holds.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, IICO may take any one or more of the following steps with respect to the assets in the Fund's portfolio:

  shorten the average maturity of the Fund's debt holdings
  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Global Bond Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Extension Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy High Income Fund: The Fund seeks to achieve its primary objective of a high level of current income and its secondary objective of capital growth (when consistent with its primary objective) by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of IICO, consistent with the Fund's objectives. There is no guarantee, however, that the Fund will achieve its objectives.

In general, the high level of income that the Fund seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by IICO to be of comparable quality; these include bonds rated BBB or lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

In selecting securities, IICO uses a bottom-up analysis that includes extensive modeling and talking with a company's management team, industry consultants and sell-side research to help formulate opinions. The Fund primarily owns debt securities, which may include loan participations and other loan instruments, and may own fixed income securities with varying maturities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

The Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Fund normally would be hedging its exposure on debt obligations that it holds.

The Fund may invest an unlimited amount of its assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Fund, IICO may take any one or more of the following steps with respect to the Fund's assets:

  shorten the average maturity of the Fund's debt holdings
  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize investment-grade debt securities and/or senior secured debt

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy High Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Limited-Term Bond Fund: The Fund seeks to achieve its objective of providing a high level of current income consistent with preservation of capital by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of domestic and, to a lesser extent, U.S. dollar-denominated securities of foreign issuers. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including CMOs and other asset-backed securities. The Fund seeks attractive total returns with less volatility than the broad market indexes. There is no guarantee, however, that the Fund will achieve its objective.

The maturity of an asset-backed security is the estimated average life of the security based on certain prescribed models or formulas used by IICO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

The Fund may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances.

When IICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

  shorten the average maturity of the Fund's investments
  increase its holdings in short-term investments, cash or cash equivalents invest up to all of the Fund's assets in U.S. Treasury securities

By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Limited-Term Bond Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mortgage Securities Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in higher-quality mortgage-related securities. The Fund invests a significant portion of its assets in investment-grade securities representing interests in pools of mortgage loans, and in a variety of other mortgage-related securities including CMOs, CMBSs, stripped mortgage-backed securities and asset-backed securities. The Fund seeks to provide investors with exposure to quality and higher yield potential through broad ownership in pools of mortgage loans across all sectors of the market. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. The Fund may invest lesser portions of its assets in non-investment grade mortgage-related securities. The Fund may also invest up to 10% of its total assets in foreign securities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting mortgage-related securities, Advantus Capital focuses on relative value trading among individual securities in the mortgage-backed securities, asset-backed securities and CMBS markets and considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30 year fully-amortized loan versus a 15 year fully-amortized loan). Advantus Capital also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances. As well, Advantus Capital attempts to diversify the Fund's holdings among all sectors of the mortgage-related market in an effort to minimize risk.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Fund may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (that is, savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and the FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. In addition, the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government-related securities. Unlike certain U.S. government agency-sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Fund may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or, if the securities are registered, the Fund may bear the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid.

Investing in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Mortgage Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Municipal Bond Fund: The Fund seeks to achieve its objective of providing income that is not subject to Federal income tax by investing primarily in a diversified portfolio of investment grade municipal bonds. There is no guarantee, however, that the Fund will achieve its objective.

As used in this Prospectus, municipal bonds mean obligations the interest on which is not includable in gross income for Federal income tax purposes. The Fund and IICO rely on the opinion of bond counsel for the issuer in determining whether the interest on such issuer's obligations is excludable from gross income for Federal income tax purposes. Although IICO does not currently anticipate that the Fund will reach this level, a significant portion, up to 40%, of the Fund's dividends attributable to municipal bond interest may be a tax preference item; this would have the effect of reducing the Fund's after-tax return to any investor whose AMT liability was increased by the Fund's dividends.

Municipal bonds are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main types of municipal bonds are general obligation bonds and revenue bonds. For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular project or class of projects, a special tax, lease payments, appropriated funds, revenue pass-through arrangements, settlement payments or other revenue source. PABs are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. While it currently has no intention to do so, the Fund may invest 25% or more of its total assets in PABs, for which the payment of principal and interest is derived from revenue of similar projects. The Fund may also invest up to 25% of its total assets in municipal bonds of issuers located in the same geographic area. The Fund will not, however, have more than 25% of its total assets in PABs issued for any one industry or in any one state. Other municipal obligations include lease obligations of municipal authorities or entities and participations in these obligations, housing bonds that finance pools of single family home mortgages and multi-family project mortgages, student loan bonds that finance pools of student loans, and tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state's share of annual tobacco settlement revenues.

During normal market conditions, the Fund may invest up to 20% of its net assets in a combination of taxable obligations and in options, futures contracts and other taxable derivative instruments. The taxable obligations must be either:

  U.S. government securities
  obligations of domestic banks and certain savings and loan associations
  U.S. dollar denominated commercial paper and other cash equivalent securities issued by domestic and foreign issuers that are rated at least A by S&P or Moody's obligations issued by financial entities that insure municipal bonds, including MBIA and AMBAC any of the foregoing obligations subject to repurchase agreements

Subject to its policies regarding the amount of Fund assets invested in municipal bonds and taxable debt securities and its other investment limitations, the Fund may invest in other types of securities and use certain other instruments in seeking to achieve the Fund's objective.

The Fund may from time to time utilize futures contracts and similar derivative instruments designed for hedging. The Fund may also hold a portion of its assets in municipal bonds for which the applicable interest rate formula varies inversely with prevailing interest rates. Income from taxable obligations, repurchase agreements and certain derivative instruments will be subject to Federal income tax.

When IICO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Fund's assets, including any one or more of the following:

  shorten the average maturity of the Fund's investments
  hold taxable obligations, subject to the limitations stated above emphasize debt securities of a higher quality than those the Fund would ordinarily hold hedge exposure to interest rate risk by investing in futures contracts, options on futures contracts and other similar derivative instruments

By taking a temporary defensive position however, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Municipal Bond Fund is subject to various risks, including the following:

  Credit Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Money Market Fund: The Fund seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

  U.S. government securities (including obligations of U.S. government agencies and instrumentalities)
  bank obligations and instruments secured by bank obligations, such as letters of credit commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs corporate debt obligations, including variable rate master demand notes
  Canadian government obligations
  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest

The Fund may only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

Risks. An investment in Ivy Money Market Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of each Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or the investment subadvisor in selecting investments.

Each Fund may also invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Fund (other than Ivy Money Market Fund) may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities and junk bonds, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to that Fund may be significant.

Each Fund may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Fund, which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent it takes a temporary defensive position. In addition, at times, IICO or an investment subadvisor may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the subadvisor is unable to identify and acquire a sufficient number of securities that meet IICO's or an investment subadvisor's selection criteria for implementing the Fund's investment objectives, strategies and policies.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

Company Risk –– An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk –– If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk –– An issuer of a debt security (including mortgage-backed securities) or a Real Estate Investment Trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or the investment subadvisor's, as applicable, analysis of credit risk more heavily than usual.

Derivatives Risk –– A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

Options, futures contracts and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk –– A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk –– Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There also may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk –– Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk –– Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk –– The Funds (other than Ivy Money Market Fund and Ivy Municipal Bond Fund) may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of IICO or the investment subadvisor as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk –– Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Income Risk –– A Fund may experience a decline in its income due to falling interest rates.

Interest Rate Risk –– The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Liquidity Risk –– Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk –– In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

Market Risk –– All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If a Fund purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the Fund, as a holder of those securities, may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may substantially limit the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities, or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Prepayment Risk –– Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's investment income.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $28 billion in assets under management as of March 31, 2008 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002, and as investment manager for each of the Funds in Ivy Funds, Inc. since June 30, 2003. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Investment Subadvisor

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $19 billion in assets under management as of March 31, 2008.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Money Market Fund: 0.40% of net assets
  Ivy Limited-Term Bond Fund, Ivy Mortgage Securities Fund: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion
  Ivy Bond Fund, Ivy Municipal Bond Fund: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion
  Ivy Global Bond Fund, High Income Fund: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2008 were:

Fund	Management Fees Paid
Ivy Bond Fund	0.53%
Ivy High Income Fund	0.63%
Ivy Limited-Term Bond Fund	0.42%
Ivy Money Market Fund	0.40%
Ivy Mortgage Securities Fund	0.50%
Ivy Municipal Bond Fund	0.48%[1]

1For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to IICO's right to change or modify this waiver.

A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the Funds except Ivy Global Bond Fund is available in each Fund's Semiannual Report to Shareholders dated September 30, 2007. A discussion regarding the basis for the approval by the Board of Trustees of the advisory contract for Ivy Global Bond Fund will be available in the Fund's Semiannual Report to Shareholders dated September 30, 2008.

Portfolio Management

Ivy Bond Fund: Christopher R. Sebald, Thomas B. Houghton and David W. Land are primarily responsible for the day-to-day management of Ivy Bond Fund. Mr. Sebald has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Bond Fund, Inc., since August 2003. He has served as Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Sebald had served as Senior Vice President and Portfolio Manager for AEGON USA Investment Management from July 2000 through July 2003. He earned a BS degree in Economics from the University of Minnesota and a MBA from the University of Minnesota. He is a Chartered Financial Analyst.

Mr. Land has held his responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return, Advantus Capital, since April 2004. Mr. Land was Senior Analyst at AXA Investment Managers North America, Inc. from August 2003 to April 2004. He served as Senior Investment Officer of Advantus Capital from July 2000 to July 2003. Mr. Land earned a BA from Thomas More College and a MBA from the University of Cincinnati. He is a Chartered Financial Analyst.

Mr. Houghton has held his Fund responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Houghton had served as Senior Investment Officer with Advantus Capital from April 2002 to August 2003. Previously, Mr. Houghton was a Senior Securities Analyst, Public Corporate Bonds, with American Express from July 2001 through March 2002.

Ivy Global Bond Fund: Daniel J. Vrabac and Mark G. Beischel are primarily responsible for the day-to-day management of Ivy Global Bond Fund, and each has held his Fund responsibilities since the inception of the Fund in April 2008. Mr. Vrabac is Senior Vice President of IICO and Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, Vice President of the Trust and Vice President of other investment companies for which IICO and WRIMCO serve as investment manager. Mr. Vrabac has been an employee of WRIMCO since 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis on Investments and Finance from Indiana University.

Mr. Beischel is Senior Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice president of another investment company for which WRIMCO serves as investment manager. Mr. Beischel has served as assistant portfolio manager for investment companies managed by WRIMCO since 2000, and has been an employee of such since 1998. He earned a BA degree in Business Management from the University of Wisconsin at Eau Claire, and an MBA with emphasis in finance from the University of Denver. Mr. Beischel is a Chartered Financial Analyst.

Ivy High Income Fund: Bryan C. Krug is primarily responsible for the day-to-day management of Ivy High Income Fund, and has held his Fund responsibilities since February 2006. He joined WRIMCO in 2001 as a high yield investment analyst and will continue to support the high-yield investment team in this capacity. He is Vice President of IICO and WRIMCO and Vice President of Ivy Funds, Inc. Mr. Krug earned a BS in finance from Miami University, Richard T. Farmer School of Business.

Ivy Limited-Term Bond Fund: James C. Cusser is primarily responsible for the day-to-day management of the Ivy Limited-Term Bond Fund, and has held his Fund responsibilities since February 2007. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He has been an employee of WRIMCO since August 1992. Mr. Cusser earned a BA and MA in political science from The American University, and an MA in political science/public administration from Northern Illinois University. Mr. Cusser is a Chartered Financial Analyst.

Ivy Money Market Fund: Mira Stevovich is primarily responsible for the day-to-day management of the Ivy Money Market Fund, and has held her Fund responsibilities since the inception of the Fund. She is Vice President of IICO and WRIMCO, Vice President and Assistant Treasurer of Ivy Funds, Inc. and of the Trust, and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987. Ms. Stevovich earned a BA degree from Colorado Womens College. She holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. Ms. Stevovich is a Chartered Financial Analyst.

Ivy Mortgage Securities Fund: Christopher R. Sebald and David W. Land are primarily responsible for the day-to-day management of Ivy Mortgage Securities Fund. Mr. Sebald has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Mortgage Securities Fund, Inc., since August 2003. He is also portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Mr. Land has held his responsibilities for Ivy Mortgage Securities Fund since April 2004. He also isportfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Ivy Municipal Bond Fund: Michael J. Walls is primarily responsible for the day-to-day management of Ivy Municipal Bond Fund, and has held his Fund responsibilities since March 2007. He is Vice President of WRIMCO and IICO, and has been an employee of WRIMCO since March 1999, joining the company as an investment analyst. He earned a BA in economics and German from Denison University, and an MBA with an emphasis in finance from Xavier University. Mr. Walls holds a Certificate of General Insurance.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

Choosing a Share Class

Each class of shares offered in this Prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than five years). Class B shares are not available for investments of $100,000 or more, and Class C shares are not available for investments of $1 million or more. Class I shares and Class Y shares are described below.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[1]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within 12 months after purchase
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%
	Converts to Class A shares eight years after the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $1 million or more, only Class A shares are available	Shareholders investing $100,000 or more may not purchase Class B shares. Requests to purchase Class B shares by such shareholders will not be honored	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares

1A 1% CDSC is imposed on purchases of $1 million or more of Class A shares, at NAV, that are redeemed within 12 months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of its Class A, Class B, Class C and Class Y shares, except that Ivy Money Market Fund Class A shares do not have a Plan. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisor or financial intermediary. Under the Class A Plan, a Fund may pay Ivy Funds Distributor, Inc. (IFDI), the Funds' distributor, a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to reimburse or compensate IFDI for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate or reimburse IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the Financial Industry Regulatory Authority (FINRA) rules as then in effect. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts. Class I shares do not have a Plan.

Since these fees are paid out of a Fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and Class C shares may result in a lower NAV than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

Class A shares

Class A shares are subject to an initial sales charge when you buy them (other than Ivy Money Market Fund), based on the amount of your investment, according to the tables below. As noted, Class A shares that have a Plan pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares or Class I shares.

Calculation of Sales Charges on Class A Shares

Ivy Bond Fund, Ivy Global Bond Fund, Ivy High Income Fund and Ivy Mortgage Securities Fund

		Sales Charge	Reallowance
	Sales Charge	as Approx.	to Dealers
	as Percent	Percent of	as Percent
Size of	of Offering	Amount	of Offering
Purchase	Price[1]	Invested	Price
--------	-----------	----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Municipal Bond Fund

		Sales Charge	Reallowance
	Sales Charge	as Approx.	to Dealers
	as Percent	Percent of	as Percent
Size of	of Offering	Amount	of Offering
Purchase	Price[1]	Invested	Price
--------	-----------	----------	-----------
under $100,000	4.25%	4.44%	3.60%
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Limited-Term Bond Fund

		Sales Charge	Reallowance
	Sales Charge	as Approx.	to Dealers
	as Percent	Percent of	as Percent
Size of	of Offering	Amount	of Offering
Purchase	Price[1]	Invested	Price
--------	-----------	----------	-----------
under $300,000	2.50%	2.56%	2.00%
$300,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see "Additional Compensation to Intermediaries" for more information.

Sales Charge Reductions

Lower sales charges on the purchase of Class A shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B or Class C shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B or Class C shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included. Purchases made during the 30 days prior to receipt by WRSCO of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to WRSCO's receipt of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 days prior to receipt by WRSCO of the LOI.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.
With respect to purchases under other retirement plans:

1. All purchases of Class A shares made for a participant in a multi-participant retirement plan may be grouped only with other purchases made under the same plan.

2.         All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Internal Revenue Code of 1986, as amended (Code) (Qualified Plan) that is maintained by a corporate employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

3.         All purchases of Class A shares made under a simplified employee pension plan (SEP), SIMPLE IRA or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, if elected, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

4.         All purchases of Class A shares made by you or your spouse for your or your spouse's individual retirement accounts (IRAs), salary reduction plan accounts under Section 457 of the Code, or 403(b) tax sheltered accounts may be grouped, as well as your or your spouse's Keogh plan accounts, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

  Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees
  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of IICO, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed
  Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals
  Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records
  Participants in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets
  Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement
  Shareholders reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh plan or a custodial account under sections 457(b) and 403(b)(7) of the Code
  The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.
  Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, offered and distributed by Securian Retirement Services, a business unit of Minnesota Life.
  Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements
  Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed

For purposes of determining sales at NAV, an individual's domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class A shares may be purchased at NAV through:

  Exchange of Class A shares of any fund in the Ivy Family of Funds or shares of Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed and Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment once each calendar year of all or part of the proceeds of redemption of your Class A shares of a Fund in Class A shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request
  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A shares. IFDI pays 4.00% of the amount invested to dealers who sell Class B shares and 1.00% of the amount invested to dealers who sell Class C shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted earlier, Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on August 17, 2007, then redeems all Class B shares on August 15, 2008, the shareholder will pay a CDSC of 4.00%, the rate applicable to redemptions made within the second year of purchase.

Shareholders who are eligible to purchase Class A shares at a reduced sales charge due to the breakpoints available on a purchase of $100,000 or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class B shares. In such case, requests to purchase Class B shares will not be accepted. The Fund will not apply the limitation to Class B share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds' records, and it will be the responsibility of the broker-dealer holding the omnibus account to apply the limitation for such purchases.

Class C shares

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of 0.75% of average net assets. Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate.

Shareholders who are investing $1 million through a sales charge reduction feature, including a shareholder eligible to purchase Class A shares at no sales charge due to the breakpoints available on a purchase of $1 million or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C shares. In such case, requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares. The Fund will not apply the limitation to Class C share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds' records and it will be the selling broker's responsibility to apply the limitation for such purchases.

The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh plan or a custodial account under Sections 457(b) and 403(b)(7) of the Code, a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of subsequent law or legislation, the continuation of its investment would be improper redemptions of shares purchased by current or retired Trustees or Directors of the Funds, directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares made pursuant to a shareholder's participation in the systematic withdrawal service offered by the Fund, subject to the limitations on the service as further disclosed in the SAI (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)
  redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed
  Class B shares of the Funds are made available to Merrill Lynch Daily K Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.
  for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company the exercise of certain exchange privileges
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500, or less than $250 for Ivy Money Market Fund redemptions effected by another registered investment company by virtue of a merger or other reorganization with the Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Class I shares

Class I shares are sold without any front-end sales load or contingent deferred sales charges. Class I shares do not pay an annual 12b-1 distribution and/or service fee. Class I shares are only available for purchase by:

  fund of funds
  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401, of the Code, including 401(k) plans if the value of the plan exceeds $10,000,000, when the shares are held in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative and/or other support services to the plan certain financial intermediaries that charge their customers transaction fees with respect to their customers' investments in the Funds endowments, foundations, corporations and high net worth individuals using a trust or custodial platform investors participating in 'wrap fee' or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers and other financial institutions that have entered into agreements with IFDI participants of the Waddell & Reed Financial, Inc. Retirement Plans

Class Y shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan shareholders investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisors and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds' share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates, as well as the Funds, for providing related client-level recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed financial advisors sell primarily shares of the Funds and the Waddell & Reed Advisors Funds, a separate mutual fund family for which Waddell & Reed serves as principal underwriter and distributor (Fund Families). Either IICO or WRIMCO (each, a Manager) is the investment manager for each fund in the respective Fund Families. The Managers are affiliates of Waddell & Reed.

Waddell & Reed financial advisors are not required to sell only shares of the funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed, and/or its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily on the net assets held by the funds in the Fund Families and are paid to the Managers out of fund assets.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed and the Managers, since payments to Waddell & Reed and the Managers increase as more assets are invested in the Fund Families. Waddell & Reed employee compensation (including management and certain sales force leader compensation) and operating goals at all levels are tied to Waddell & Reed's overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor's decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed's Form ADV Disclosure Brochure.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Ways to Set Up Your Account (for Class A, Class B and Class C shares)

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants
For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization
For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans
To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell Education Savings Accounts) may be tax-deductible.

  Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For 2008, the Annual Dollar Limit is $5,000 and indexed for inflation in $500 increments, thereafter. For individuals who have attained age 50 by the last day of the taxable year for which a contribution is made, the Annual Dollar Limit is increased to include a "catch-up" contribution. The maximum annual catch-up contribution is $1,000. For each of year 2007 through 2009, certain 401(k) plan participants who received in that year at least 50% matching contributions of employer stock from an employer that in any preceding taxable year (a) declared bankruptcy and (b) was subject to indictment or conviction resulting from transactions related to the bankruptcy may each make a special IRA "catch-up" contribution of up to $3,000 for that year. An individual who makes this special "catch-up" contribution for a year may not make the catch-up contribution otherwise available for having attained age 50. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year.
  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
  Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year. An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.
  Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2,000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary. Special rules apply where the beneficiary is a special needs person.
  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.
  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other Qualified Plans.
  Owner-only Keogh Plans allow self-employed individuals and their spouses, or one or more partners and their spouses, to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $46,000 for 2008.
  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan. A Roth 401(k) contribution option may also be available on a qualified 401(k) Plan.
  403(b) Custodial Accounts are available to certain employees of public school systems, churches and Code Section 501(c)(3) (that is, tax-exempt) organizations. A Roth 403(b) contribution option may also be available.
  457(b) Plans allow certain employees of state and local governments and tax-exempt organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor
To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust
For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by IFDI. Contact your financial advisor for the form.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this Prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A shares).

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds and certain credit default swap instruments are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Funds, such as Ivy Global Bond Fund, which may invest a significant portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. IICO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company (WRSCO), the Funds' transfer agent, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event –– thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

You may buy shares of each of the Funds through IFDI and through third parties that have entered into selling arrangements with IFDI. Contact IFDI or any authorized investment dealer for more information. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have. IFDI will not accept account applications unless submitted by an entity with which IFDI maintains a current selling agreement.

IFDI generally will not accept new account applications to establish an account with non-U.S. address (APO/FPO addresses are acceptable).

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to purchase shares of the Funds.

By mail: To purchase any class of shares by check, make your check payable to Ivy Funds Distributor, Inc. Mail the check, along with your completed application, to:

Ivy Funds Distributor, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To add to your account by mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to IFDI, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By telephone or internet: To purchase Class A, B or C shares of a Fund by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase through a completed Express Transaction Authorization Form (separately or within your new account application). Please call 800.777.6472 to report your purchase, or fax the information to 800.532.2749. For internet transactions, you may not execute trades greater than $25,000. You may purchase Class I and Class Y shares by calling 800.532.2783 or faxing instructions to 800.532.2784. If you need to establish an account for Class I or Class Y shares, you may call 800.532.2783 to obtain an account application. You may then mail a completed application to IFDI at the above address, or fax it to 800.532.2784.

By Automatic Investment Service: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)

For Class Y:

To Open an Account/To Add to an Account	Any amount

*An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

For clients of Morgan Stanley DW, Inc. (MSDW) who purchase their shares through certain fee-based advisory accounts sponsored by MSDW, the minimum initial and subsequent investment requirements for Class A shares are waived.

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to sell shares of the Funds.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to:

Ivy Client Services
c/o Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet. You may request to receive payment of your redemption proceeds via direct ACH or via wire (wire redemptions of Ivy Money Market Fund require a $1,000 minimum redemption). To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. For Class A, Class B and Class C shares, redemption requests via wire will be charged a $10 per transaction wire fee. To redeem your Class Y shares, call 800.532.2783, or fax your request to 800.532.2749, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000.

To sell Class A shares of Ivy Money Market Fund and Ivy Limited-Term Bond Fund by check: If you have elected this method in your application or by subsequent authorization, the Fund will provide you with checks drawn on UMB Bank, n.a. You may make these checks payable to the order of any payee in any amount of $250 or more. If you sell Class A shares of Ivy Limited-Term Bond Fund by check, you may experience tax implications.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares

Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person (for example, employer, plan administrator, or trustee).
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record a check redemption request if the address on the account has been changed within the last 30 days

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500, or less than $250 for Ivy Money Market Fund. The Fund will give you notice and 60 days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500 or $250 for Ivy Money Market Fund. These redemptions will not be subject to a CDSC. Ivy Money Market Fund may charge a fee of $1.75 per month on all accounts with a NAV of less than $250, except for retirement plan accounts. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 (or $250 for Ivy Money Market Fund) due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption, and the reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. You may do this only once each calendar year as to Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year as to Class A shares of a Fund, once each calendar year as to Class B shares of a Fund and once each calendar year as to Class C shares of a Fund. The reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus, SAI, annual report or other information about each Fund request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the introducing broker.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds in the Ivy Family of Funds, including accessing a Fund's current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)
  quarter-to-date statements (quarterly)
  year-to-date statements (after the end of the fourth calendar quarter)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund's most recent prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the "Access Your Account" feature available via www.ivyfunds.com.

Exchange Privileges

Except as otherwise noted, you may sell (redeem) your shares and buy shares of the same class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares, or certain Class A shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy fund for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares). You may sell your Class I or Class Y shares of any of the Funds and buy Class I or Class Y shares, respectively, of another Fund, or Class A shares of Ivy Money Market Fund.

For clients of Waddell & Reed and Legend, these exchange privileges for Class A, Class B and Class C shares also apply to the corresponding classes of shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Class I shares may exchange their shares for Class Y shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Ivy Class Y shares may not exchange those shares for shares of any class of funds within the Waddell & Reed Advisors Family of Funds.

As of December 1, 2003, Class B and Class C shares of Ivy Money Market Fund are not available for direct investment. Therefore, you may utilize Class A shares of Ivy Money Market Fund for your Funds Plus Service into Class A, B or C shares of a non-money market fund. Please see the SAI for additional information.

Ivy Municipal Bond Fund Class Y shares are no longer available for investment. Shareholders of Class Y shares of Ivy Municipal Bond Fund may exchange their shares for Class A shares of the Fund, or for Class A shares of any fund in the Ivy Funds, at NAV. Any additional investments in Class A shares will be subject to the applicable sales load as described in the prospectus.

Shareholders who own Advisor Class shares or Class II (formerly, Class I) shares may exchange their shares for Class I shares of any of the Funds which offer Class I shares. Note that the Advisor Class shares were closed effective July 25, 2003 and the Class II (formerly, Class I) shares were closed effective February 18, 2003.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

Important Exchange Information

  You must exchange into the same share class you currently own (except that you may exchange Class Y and Class I shares of any of the Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class B or Class C shares of any of the other Funds).
  Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to exchange shares of the Funds.

Converting Shares

Self-directed Conversions: If you hold Class A or Class Y shares and are eligible to purchase Class I shares, as described above in the section entitled "Class I shares," you may be eligible to convert your Class A or Class Y shares to Class I shares of the same Fund, subject to the discretion of IFDI to permit or reject such a conversion. Please contact Ivy Client Services directly to request a conversion.

Mandatory Conversions: If a shareholder no longer meets the minimum requirements to own a particular class of shares, the Fund may automatically convert those shares into another class of shares of the same Fund. The Fund will notify the shareholder in writing before any mandatory conversion from one class of shares of the Fund into another.

A conversion, whether self-directed or mandatory, between share classes of the same Fund is a non-taxable event.

If you convert from one class of shares to another, the transaction will be based on the respective net asset values of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's net asset values. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in municipal obligations, such as Ivy Municipal Bond Fund, or that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund.

To discourage market timing activities by investors, the Funds' Board of Trustees or Board of Directors has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in omnibus accounts, WRSCO will, if possible, place a trading block at a tax ID number level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account. The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

A financial intermediary through which an investor may purchase shares of a Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Funds' consent or direction to undertake those efforts. In other cases, the Funds may elect to allow the intermediary to apply its own policies with respect to frequent trading in lieu of seeking to apply the Funds' policies to shareholders investing in the Funds through such intermediary, based upon the Funds' conclusion that the intermediary's policies sufficiently protect shareholders of the Funds. In either case, the Funds may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Funds and discussed in this Prospectus. If an investor purchases a Fund's shares through a financial intermediary, that investor should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to that account.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the Funds except Ivy Money Market Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days, or fewer than 30 days for Ivy Global Bond Fund. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans
Automatic Investment Service
To move money from your bank account to an existing Fund account
Minimum Amount	Frequency
$25 (per Fund)	Monthly

Funds Plus Service
To move money from Ivy Money Market Fund Class A to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, each Fund (except Ivy High Income Fund and Ivy Global Bond Fund) declares dividends from net investment income daily and pays them monthly. Ivy High Income Fund and Ivy Global Bond Fund declare dividends from net investment monthly and pay them monthly. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.

Share Payment Option. Your dividends, capital gain and other distributions with respect to a Class of the Fund will be automatically paid in additional shares of the same Class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.

Cash Option. You will be sent a check for your dividends, capital gain and other distributions if the total distribution is at least five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same Class of the Fund.

For retirement accounts and accounts participating in MAP or SPA, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders may be taxed as long-term capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment, provided that the shareholder meets certain holding period requirements. None of the dividends paid by Ivy Bond Fund, Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund or Ivy Money Market Fund are expected to be eligible for treatment as qualified dividend income, and it is unlikely that a significant amount of dividends paid by other Funds will be so eligible.

For noncorporate taxable shareholders, each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year on a Form 1099.

Distributions by Ivy Municipal Bond Fund that are designated by it as exempt-interest dividends generally may be excluded by you from your gross income. A portion of the exempt-interest dividends paid by Ivy Municipal Bond Fund is expected to be attributable to interest on certain bonds that must be treated, by you, as a tax preference item for purposes of calculating your liability, if any, for the AMT; the Fund anticipates such portion will not be more than 40% of the dividends it will pay, annually, to its shareholders. Ivy Municipal Bond Fund will provide you with information concerning the amount of distributions that is a tax preference item after the end of each calendar year. Shareholders who may be subject to the AMT should consult with their tax advisers concerning investment in the Fund.

Entities or other persons who are substantial users (or persons related to substantial users) of facilities financed by PABs should consult their tax advisers before purchasing Ivy Municipal Bond Fund shares because, for users of certain of these facilities, the interest on those bonds is not exempt from Federal income tax. For these purposes, the term substantial user is defined generally to include a non-exempt person who regularly uses, in trade or business, a part of a facility financed from the proceeds of PABs.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase of those shares and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the 60-day reinvestment privilege or exchange privilege. See "Your Account--Selling Shares." In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis in the shares you subsequently acquire. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis in the newly purchased shares.

Withholding. Each Fund must withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gain distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Financial Highlights

The following information is to help you understand the financial performance of each of the classes of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. Except as noted below, this information has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with each Fund's financial statements for the fiscal year ended March 31, 2008, are included in the Funds' Annual Reports to Shareholders, which are incorporated by reference into each Statement of Additional Information. The financial highlights of Ivy Bond Fund and Ivy Mortgage Securities Fund for each of the periods ended September 30, 2003 were audited by other auditors whose report expressed an unqualified opinion on those financial highlights. The annual report contains additional performance information and will be made available upon request and without charge.

IVY BOND FUND

	Selected Per-Share Data

		Income (Loss)
		From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$10.46	$0.47		$(0.62)		$(0.15)	$(0.47)	$(0.00)	$(0.47)	$9.84
4-1-06 to 3-31-07	10.28	0.46		0.18		0.64	(0.46)	(0.00)	(0.46)	10.46
4-1-05 to 3-31-06	10.52	0.42		(0.24)		0.18	(0.42)	(0.00)	(0.42)	10.28
4-1-04 to 3-31-05	10.83	0.41		(0.30)		0.11	(0.42)	(0.00)	(0.42)	10.52
10-1-03 to 3-31-04	10.73	0.23		0.09		0.32	(0.22)	(0.00)	(0.22)	10.83
10-1-02 to 9-30-03	10.57	0.45		0.15		0.60	(0.44)	(0.00)	(0.44)	10.73

Class B
4-1-07 to 3-31-08	$10.46	$0.36		$(0.62)		$(0.26)	$(0.36)	($0.00)	$(0.36)	$9.84
4-1-06 to 3-31-07	10.28	0.34		0.18		0.52	(0.34)	(0.00)	(0.34)	10.46
4-1-05 to 3-31-06	10.52	0.30		(0.24)		0.06	(0.30)	(0.00)	(0.30)	10.28
4-1-04 to 3-31-05	10.83	0.28		(0.31)		(0.03)	(0.28)	(0.00)	(0.28)	10.52
12-8-03* to 3-31-04	10.64	0.11		0.19		0.30	(0.11)	(0.00)	(0.11)	10.83

Class C
4-1-07 to 3-31-08	$10.46	$0.39		$(0.62)		$(0.23)	$(0.39)	($0.00)	$(0.39)	$9.84
4-1-06 to 3-31-07	10.28	0.37		0.18		0.55	(0.37)	(0.00)	(0.37)	10.46
4-1-05 to 3-31-06	10.52	0.31		(0.24)		0.07	(0.31)	(0.00)	(0.31)	10.28
4-1-04 to 3-31-05	10.83	0.27		(0.31)		(0.04)	(0.27)	(0.00)	(0.27)	10.52
12-8-03* to 3-31-04	10.64	0.11		0.19		0.30	(0.11)	(0.00)	(0.11)	10.83

Class I
4-2-07* to 3-31-08	$10.46	$0.50	[f]	$(0.62)	[f]	$(0.12)	$(0.50)	($0.00)	$(0.50)	$9.84

Class Y
4-1-07 to 3-31-08	$10.46	$0.46	[f]	$(0.62)	[f]	$(0.16)	$(0.46)	$(0.00)	$(0.46)	$9.84
4-1-06 to 3-31-07	10.28	0.46		0.18		0.64	(0.46)	(0.00)	(0.46)	10.46
4-1-05 to 3-31-06	10.52	0.41		(0.24)		0.17	(0.41)	(0.00)	(0.41)	10.28
4-1-04 to 3-31-05	10.83	0.39		(0.31)		0.08	(0.39)	(0.00)	(0.39)	10.52
12-8-03* to 3-31-04	10.64	0.13		0.19		0.32	(0.13)	(0.00)	(0.13)	10.83

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Reimbursement		Ratio of Expenses to Average Net Assets without Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets with Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets without Reimbursement		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-1.51%	a	$95	1.21%		1.21%	[b]	4.57%		4.57%	[b]	75%
4-1-06 to 3-31-07	6.40%	[a]	64	1.20%		1.20%	[b]	4.48%		4.48%	[b]	91%
4-1-05 to 3-31-06	1.74%	[a]	56	1.23%		1.23%	[b]	4.03%		4.03%	[b]	126%
4-1-04 to 3-31-05	1.04%	[a]	49	1.17%		1.43%		3.84%		3.58%		200%
10-1-03 to 3-31-04	3.03%	[a]	23	1.46%	[c,d]	2.36%	[c,d]	4.53%	[c,d]	3.64%	[c,d]	78%
10-1-02 to 9-30-03	5.84%	[a]	18	1.15%		2.01%		4.25%		3.39%		119%

Class B
4-1-07 to 3-31-08	-2.59%		$2.48	2.31%		N/A		3.46%		N/A		75%
4-1-06 to 3-31-07	5.22%		1.83	2.32%		N/A		3.37%		N/A		91%
4-1-05 to 3-31-06	0.57%		1.45	2.38%		N/A		2.90%		N/A		126%
4-1-04 to 3-31-05	-0.23%		0.74	2.45%		N/A		2.63%		N/A		200%
12-8-03* to 3-31-04	2.77%		0.29	2.76%	[c]	N/A		3.04%	[c]	N/A		78%	[e]

Class C
4-1-07 to 3-31-08	-2.31%		$5.26	2.02%		N/A		3.76%		N/A		75%
4-1-06 to 3-31-07	5.48%		4.10	2.06%		N/A		3.62%		N/A		91%
4-1-05 to 3-31-06	0.66%		1.74	2.28%		N/A		3.01%		N/A		126%
4-1-04 to 3-31-05	-0.40%		0.55	2.59%		N/A		2.47%		N/A		200%
12-8-03* to 3-31-04	2.77%		0.12	2.61%	[c]	N/A		3.09%	[c]	N/A		78%	[e]

Class I
4-2-07* to 3-31-08	-1.17%		$0.18	0.91%	[c]	N/A		4.87%	[c]	N/A		75%	[g]

Class Y
4-1-07 to 3-31-08	-1.60%		$0.02	1.34%		N/A		4.42%		N/A		75%
4-1-06 to 3-31-07	6.43%		0.04	1.09%		N/A		4.60%		N/A		91%
4-1-05 to 3-31-06	1.62%		0.02	1.34%		N/A		3.91%		N/A		126%
4-1-04 to 3-31-05	0.75%		0.03	1.46%		N/A		3.65%		N/A		200%
12-8-03* to 3-31-04	3.03%		0.03	1.54%	[c]	N/A		3.99%	[c]	N/A		78%	[e]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Annualized.

(d)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 1.15% of average net assets.

(e)For the six months ended March 31, 2004.

(f)Based on average weekly shares outstanding.

(g)For the 12 months ended March 31, 2008.

IVY HIGH INCOME FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$8.92	$0.66		$(0.92)		$(0.26)	$(0.65)	$(0.00)	$(0.65)	$8.01
4-1-06 to 3-31-07	8.60	0.62		0.32		0.94	(0.62)	(0.00)	(0.62)	8.92
4-1-05 to 3-31-06	8.69	0.58		(0.09)		0.49	(0.58)	(0.00)	(0.58)	8.60
4-1-04 to 3-31-05	8.85	0.57		(0.16)		0.41	(0.57)	(0.00)	(0.57)	8.69
4-1-03 to 3-31-04	8.07	0.56		0.78		1.34	(0.56)	(0.00)	(0.56)	8.85

Class B
4-1-07 to 3-31-08	$8.92	$0.56		$(0.91)		$(0.35)	$(0.56)	$(0.00)	$(0.56)	$8.01
4-1-06 to 3-31-07	8.60	0.53		0.32		0.85	(0.53)	(0.00)	(0.53)	8.92
4-1-05 to 3-31-06	8.69	0.50		(0.09)		0.41	(0.50)	(0.00)	(0.50)	8.60
4-1-04 to 3-31-05	8.85	0.49		(0.16)		0.33	(0.49)	(0.00)	(0.49)	8.69
4-1-03 to 3-31-04	8.07	0.50		0.78		1.28	(0.50)	(0.00)	(0.50)	8.85

Class C
4-1-07 to 3-31-08	$8.92	$0.59		$(0.92)		$(0.33)	$(0.58)	$(0.00)	$(0.58)	$8.01
4-1-06 to 3-31-07	8.60	0.55		0.32		0.87	(0.55)	(0.00)	(0.55)	8.92
4-1-05 to 3-31-06	8.69	0.51		(0.09)		0.42	(0.51)	(0.00)	(0.51)	8.60
4-1-04 to 3-31-05	8.85	0.50		(0.16)		0.34	(0.50)	(0.00)	(0.50)	8.69
4-1-03 to 3-31-04	8.07	0.50		0.78		1.28	(0.50)	(0.00)	(0.50)	8.85

Class I
4-2-07* to 3-31-08	$8.92	$0.79	[b]	$(0.94)	[b]	$(0.15)	$(0.76)	$(0.00)	$(0.76)	$8.01

Class Y
4-1-07 to 3-31-08	$8.92	$0.68		$(0.92)		$(0.24)	$(0.66)	$(0.00)	$(0.66)	$8.02
4-1-06 to 3-31-07	8.60	0.64		0.32		0.96	(0.64)	(0.00)	(0.64)	8.92
4-1-05 to 3-31-06	8.69	0.59		(0.09)		0.50	(0.59)	(0.00)	(0.59)	8.60
4-1-04 to 3-31-05	8.85	0.58		(0.16)		0.42	(0.58)	(0.00)	(0.58)	8.69
4-1-03 to 3-31-04	8.07	0.58		0.78		1.36	(0.58)	(0.00)	(0.58)	8.85

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-3.04%	[a]	$127	1.36%		7.76%		83%
4-1-06 to 3-31-07	11.39%	[a]	79	1.38%		7.20%		98%
4-1-05 to 3-31-06	5.80%	[a]	39	1.45%		6.70%		45%
4-1-04 to 3-31-05	4.69%	[a]	32	1.44%		6.43%		54%
4-1-03 to 3-31-04	17.24%	[a]	18	1.39%		6.62%		78%

Class B
4-1-07 to 3-31-08	-4.06%		$7	2.43%		6.62%		83%
4-1-06 to 3-31-07	10.24%		7	2.43%		6.14%		98%
4-1-05 to 3-31-06	4.85%		6	2.36%		5.79%		45%
4-1-04 to 3-31-05	3.80%		5	2.31%		5.56%		54%
4-1-03 to 3-31-04	16.22%		4	2.28%		5.78%		78%

Class C
4-1-07 to 3-31-08	-3.84%		$14	2.18%		6.86%		83%
4-1-06 to 3-31-07	10.51%		17	2.18%		6.39%		98%
4-1-05 to 3-31-06	5.00%		17	2.21%		5.94%		45%
4-1-04 to 3-31-05	3.90%		22	2.20%		5.67%		54%
4-1-03 to 3-31-04	16.30%		23	2.21%		5.89%		78%

Class I
4-2-07* to 3-31-08	-1.90%		$0.30	0.99%	[c]	8.11%	[c]	83%	[d]

Class Y
4-1-07 to 3-31-08	-2.78%		$4	1.20%		7.85%		83%
4-1-06 to 3-31-07	11.60%		11	1.20%		7.37%		98%
4-1-05 to 3-31-06	6.00%		10	1.25%		6.90%		45%
4-1-04 to 3-31-05	4.83%		9	1.30%		6.57%		54%
4-1-03 to 3-31-04	17.36%		10	1.30%		6.82%		78%

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)Based on average weekly shares outstanding.

(c)Annualized.

(d)For the 12 months ended March 31, 2008.

IVY LIMITED-TERM BOND FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$10.15	$0.38	$0.33	$0.71	$(0.38)	$(0.00)	$(0.38)	$10.48
4-1-06 to 3-31-07	10.00	0.33	0.15	0.48	(0.33)	(0.00)	(0.33)	10.15
4-1-05 to 3-31-06	10.14	0.30	(0.14)	0.16	(0.30)	(0.00)	(0.30)	10.00
4-1-04 to 3-31-05	10.48	0.28	(0.34)	(0.06)	(0.28)	(0.00)	(0.28)	10.14
4-1-03 to 3-31-04	10.45	0.29	0.03	0.32	(0.29)	(0.00)	(0.29)	10.48

Class B
4-1-07 to 3-31-08	$10.15	$0.29	$0.33	$0.62	$(0.29)	$(0.00)	$(0.29)	$10.48
4-1-06 to 3-31-07	10.00	0.24	0.15	0.39	(0.24)	(0.00)	(0.24)	10.15
4-1-05 to 3-31-06	10.14	0.21	(0.14)	0.07	(0.21)	(0.00)	(0.21)	10.00
4-1-04 to 3-31-05	10.48	0.18	(0.34)	(0.16)	(0.18)	(0.00)	(0.18)	10.14
4-1-03 to 3-31-04	10.45	0.19	0.03	0.22	(0.19)	(0.00)	(0.19)	10.48

Class C
4-1-07 to 3-31-08	$10.15	$0.29	$0.33	$0.62	$(0.29)	$(0.00)	$(0.29)	$10.48
4-1-06 to 3-31-07	10.00	0.24	0.15	0.39	(0.24)	(0.00)	(0.24)	10.15
4-1-05 to 3-31-06	10.14	0.21	(0.14)	0.07	(0.21)	(0.00)	(0.21)	10.00
4-1-04 to 3-31-05	10.48	0.19	(0.34)	(0.15)	(0.19)	(0.00)	(0.19)	10.14
4-1-03 to 3-31-04	10.45	0.20	0.03	0.23	(0.20)	(0.00)	(0.20)	10.48

Class I
4-3-07* to 3-31-08	$10.15	$0.49	$0.33	$0.82	$(0.49)	$(0.00)	$(0.49)	$10.48

Class Y
4-1-07 to 3-31-08	$10.15	$0.39	$0.33	$0.72	$(0.39)	$(0.00)	$(0.39)	$10.48
4-1-06 to 3-31-07	10.00	0.34	0.15	0.49	(0.34)	(0.00)	(0.34)	$10.15
4-1-05 to 3-31-06	10.14	0.31	(0.14)	0.17	(0.31)	(0.00)	(0.31)	10.00
4-1-04 to 3-31-05	10.48	0.29	(0.34)	(0.05)	(0.29)	(0.00)	(0.29)	10.14
4-1-03 to 3-31-04	10.45	0.29	0.03	0.32	(0.29)	(0.00)	(0.29)	10.48

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	7.13%	[a]	$72	1.19%		1.27%		3.70%		3.62%		86%
4-1-06 to 3-31-07	4.89%	[a]	35	1.33%		1.33%	[b]	3.30%		3.30%	[b]	41%
4-1-05 to 3-31-06	1.59%	[a]	33	1.31%		1.31%	[b]	2.98%		2.98%	[b]	28%
4-1-04 to 3-31-05	-0.60%	[a]	38	1.27%		1.27%	[b]	2.71%		2.71%	[b]	36%
4-1-03 to 3-31-04	3.13%	[a]	35	1.18%		1.18%	[b]	2.79%		2.79%	[b]	30%

Class B
4-1-07 to 3-31-08	6.21%		$6	2.07%		2.15%		2.83%		2.75%		86%
4-1-06 to 3-31-07	3.94%		5	2.23%		2.23%	[b]	2.39%		2.39%	[b]	41%
4-1-05 to 3-31-06	0.68%		5	2.22%		2.22%	[b]	2.06%		2.06%	[b]	28%
4-1-04 to 3-31-05	-1.51%		7	2.20%		2.20%	[b]	1.78%		1.78%	[b]	36%
4-1-03 to 3-31-04	2.18%		6	2.11%		2.11%	[b]	1.86%		1.86%	[b]	30%

Class C
4-1-07 to 3-31-08	6.19%		$15	2.09%		2.17%		2.81%		2.73%		86%
4-1-06 to 3-31-07	3.98%		12	2.20%		2.20%	[b]	2.42%		2.42%	[b]	41%
4-1-05 to 3-31-06	0.73%		13	2.17%		2.17%	[b]	2.12%		2.12%	[b]	28%
4-1-04 to 3-31-05	-1.45%		17	2.14%		2.14%	[b]	1.84%		1.84%	[b]	36%
4-1-03 to 3-31-04	2.23%		22	2.05%		2.05%	[b]	1.92%		1.92%	[b]	30%

Class I
4-3-07* to 3-31-08	8.31%		$0.13	0.89%	[c]	0.97%	[c]	4.02%	[c]	3.94%	[c]	86%	[d]

Class Y
4-1-07 to 3-31-08	7.25%		$2	1.09%		1.17%		3.79%		3.71%		86%
4-1-06 to 3-31-07	5.06%		1	1.17%		1.17%	[b]	3.44%		3.44%	[b]	41%
4-1-05 to 3-31-06	1.72%		2	1.19%		1.19%	[b]	3.10%		3.10%	[b]	28%
4-1-04 to 3-31-05	-0.49%		2	1.16%		1.16%	[b]	2.82%		2.82%	[b]	36%
4-1-03 to 3-31-04	3.18%		2	1.13%		1.13%	[b]	2.83%		2.83%	[b]	30%

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Annualized.

(d)For the 12 months ended March 31, 2008.

IVY MONEY MARKET FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$1.00	$0.0408	[a]	$(0.0000)	[a]	$0.0408	$(0.0408)	$(0.0000)	$(0.0408)	$1.00
4-1-06 to 3-31-07	1.00	0.0435		0.0000		0.0435	(0.0435)	(0.0000)	(0.0435)	1.00
4-1-05 to 3-31-06	1.00	0.0288		0.0000		0.0288	(0.0288)	(0.0000)	(0.0288)	1.00
4-1-04 to 3-31-05	1.00	0.0083		0.0000		0.0083	(0.0083)	(0.0000)	(0.0083)	1.00
4-1-03 to 3-31-04	1.00	0.0061		0.0000		0.0061	(0.0061)	(0.0000)	(0.0061)	1.00

Class B
4-1-07 to 3-31-08	$1.00	$0.0316	[a]	$(0.0000)	[a]	$0.0316	$(0.0316)	$(0.0000)	$(0.0316)	$1.00
4-1-06 to 3-31-07	1.00	0.0338		0.0000		0.0338	(0.0338)	(0.0000)	(0.0338)	1.00
4-1-05 to 3-31-06	1.00	0.0184		0.0000		0.0184	(0.0184)	(0.0000)	(0.0184)	1.00
4-1-04 to 3-31-05	1.00	0.0014		0.0000		0.0014	(0.0014)	(0.0000)	(0.0014)	1.00
4-1-03 to 3-31-04	1.00	0.0002		0.0000		0.0002	(0.0002)	(0.0000)	(0.0002)	1.00

Class C
4-1-07 to 3-31-08	$1.00	$0.0323	[a]	$(0.0000)	[a]	$0.0323	$(0.0323)	$(0.0000)	$(0.0323)	$1.00
4-1-06 to 3-31-07	1.00	0.0340		0.0000		0.0340	(0.0340)	(0.0000)	(0.0340)	1.00
4-1-05 to 3-31-06	1.00	0.0185		0.0000		0.0185	(0.0185)	(0.0000)	(0.0185)	1.00
4-1-04 to 3-31-05	1.00	0.0013		0.0000		0.0013	(0.0013)	(0.0000)	(0.0013)	1.00
4-1-03 to 3-31-04	1.00	0.0002		0.0000		0.0002	(0.0002)	(0.0000)	(0.0002)	1.00

		Ratios and Supplemental Data

For the Period From	Total Return	Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver		Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver

Class A
4-1-07 to 3-31-08	4.19%	$91	0.88%		0.88%	[b]	4.02%		4.02%	[b]
4-1-06 to 3-31-07	4.44%	59	0.88%	[c]	0.98%	[c]	4.38%	[c]	4.28%	[c]
4-1-05 to 3-31-06	2.87%	44	0.91%	[c]	1.06%	[c]	2.87%	[c]	2.72%	[c]
4-1-04 to 3-31-05	0.82%	39	0.89%	[c]	1.20%	[c]	0.81%	[c]	0.50%	[c]
4-1-03 to 3-31-04	0.62%	45	0.67%	[c]	0.87%	[c]	0.48%	[c]	0.28%	[c]

Class B
4-1-07 to 3-31-08	3.25%	$7	1.80%		1.80%	[b]	3.01%		3.01%	[b]
4-1-06 to 3-31-07	3.44%	4	1.86%		1.86%	[b]	3.43%		3.43%	[b]
4-1-05 to 3-31-06	1.82%	2	1.95%		1.95%	[b]	1.86%		1.86%	[b]
4-1-04 to 3-31-05	0.14%	1	1.57%	[c]	1.95%	[c]	0.12%	[c]	-0.26%	[c]
4-1-03 to 3-31-04	0.02%	1	1.14%	[c]	1.34%	[c]	0.02%	[c]	-0.18%	[c]

Class C
4-1-07 to 3-31-08	3.31%	$18	1.73%		1.73%	[b]	3.03%		3.03%	[b]
4-1-06 to 3-31-07	3.45%	6	1.84%		1.84%	[b]	3.45%		3.45%	[b]
4-1-05 to 3-31-06	1.83%	3	1.94%		1.94%	[b]	1.75%		1.75%	[b]
4-1-04 to 3-31-05	0.12%	5	1.58%	[c]	1.99%	[c]	0.12%	[c]	-0.29%	[c]
4-1-03 to 3-31-04	0.02%	6	1.16%	[c]	1.35%	[c]	0.03%	[c]	-0.17%	[c]

(a)Based on average weekly shares outstanding.

(b)There was no waiver of expenses during the period.

(c)Waiver of expenses to maintain yield of 0.01%.

IVY MORTGAGE SECURITIES FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations			Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$10.59	$0.49	$(0.97)	$(0.48)	$(0.49)	$(0.00)	$(0.49)	$9.62
4-1-06 to 3-31-07	10.44	0.51	0.15	0.66	(0.51)	(0.00)	(0.51)	10.59
4-1-05 to 3-31-06	10.68	0.48	(0.24)	0.24	(0.48)	(0.00)	(0.48)	10.44
4-1-04 to 3-31-05	10.96	0.49	(0.27)	0.22	(0.49)	(0.01)	(0.50)	10.68
10-1-03 to 3-31-04	10.97	0.25	0.03	0.28	(0.25)	(0.04)	(0.29)	10.96
10-1-02 to 9-30-03	11.07	0.59	(0.12)	0.47	(0.57)	(0.00)	(0.57)	10.97

Class B
4-1-07 to 3-31-08	$10.59	$0.39	$(0.97)	$(0.58)	$(0.39)	$(0.00)	$(0.39)	$9.62
4-1-06 to 3-31-07	10.44	0.40	0.15	0.55	(0.40)	(0.00)	(0.40)	10.59
4-1-05 to 3-31-06	10.68	0.36	(0.24)	0.12	(0.36)	(0.00)	(0.36)	10.44
4-1-04 to 3-31-05	10.96	0.37	(0.27)	0.10	(0.37)	(0.01)	(0.38)	10.68
12-8-03* to 3-31-04	10.87	0.12	0.13	0.25	(0.12)	(0.04)	(0.16)	10.96

Class C
4-1-07 to 3-31-08	$10.59	$0.41	$(0.97)	$(0.56)	$(0.41)	$(0.00)	$(0.41)	$9.62
4-1-06 to 3-31-07	10.44	0.42	0.15	0.57	(0.42)	(0.00)	(0.42)	10.59
4-1-05 to 3-31-06	10.68	0.38	(0.24)	0.14	(0.38)	(0.00)	(0.38)	10.44
4-1-04 to 3-31-05	10.96	0.38	(0.27)	0.11	(0.38)	(0.01)	(0.39)	10.68
12-8-03* to 3-31-04	10.87	0.12	0.13	0.25	(0.12)	(0.04)	(0.16)	10.96

Class I
4-2-07* to 3-31-08	$10.59	$0.57	$(0.97)	$(0.40)	$(0.57)	(0.00)	$(0.57)	$9.62

Class Y
4-1-07 to 3-31-08	$10.59	$0.51	$(0.97)	$(0.46)	$(0.51)	$(0.00)	$(0.51)	$9.62
4-1-06 to 3-31-07	10.44	0.52	0.15	0.67	(0.52)	(0.00)	(0.52)	10.59
4-1-05 to 3-31-06	10.68	0.48	(0.24)	0.24	(0.48)	(0.00)	(0.48)	10.44
4-1-04 to 3-31-05	10.96	0.48	(0.27)	0.21	(0.48)	(0.01)	(0.49)	10.68
12-8-03* to 3-31-04	10.87	0.15	0.13	0.28	(0.15)	(0.04)	(0.19)	10.96

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets with Expense Waiver		Ratio of Expenses to Average Net Assets without Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets with Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets without Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	-4.69%	[a]	$256	1.14%		1.14%	[b]	4.80%		4.80%	[b]	98%
4-1-06 to 3-31-07	6.52%	[a]	278	1.14%		1.14%	[b]	4.90%		4.90%	[b]	121%
4-1-05 to 3-31-06	2.24%	[a]	243	1.05%		1.16%		4.51%		4.40%		154%
4-1-04 to 3-31-05	2.12%	[a]	188	0.95%		1.23%		4.59%		4.31%		200%
10-1-03 to 3-31-04	2.70%	[a]	134	1.05%	[c,d]	1.38%	[c,d]	4.56%	[c,d]	4.22%	[c,d]	57%
10-1-02 to 9-30-03	4.19%	[a,e]	91	0.97%		1.12%		5.27%		5.12%		83%

Class B
4-1-07 to 3-31-08	-5.62%		$11	2.11%		N/A		3.82%		N/A		98%
4-1-06 to 3-31-07	5.45%		12	2.16%		N/A		3.88%		N/A		121%
4-1-05 to 3-31-06	1.12%		11	2.16%		N/A		3.41%		N/A		154%
4-1-04 to 3-31-05	0.92%		7	2.16%		N/A		3.29%		N/A		200%
12-8-03* to 3-31-04	2.32%		1	1.89%	[c]	N/A		3.59%	[c]	N/A		57%	[f]

Class C
4-1-07 to 3-31-08	-5.43%		$17	1.92%		N/A		4.02%		N/A		98%
4-1-06 to 3-31-07	5.69%		19	1.93%		N/A		4.11%		N/A		121%
4-1-05 to 3-31-06	1.34%		19	1.93%		N/A		3.63%		N/A		154%
4-1-04 to 3-31-05	1.05%		12	2.03%		N/A		3.41%		N/A		200%
12-8-03* to 3-31-04	2.32%		2	1.86%	[c]	N/A		3.61%	[c]	N/A		57%	[f]

Class I
4-2-07* to 3-31-08	-4.05%		$0.25	0.78%	[c]	N/A		5.15%	[c]	N/A		98%	[g]

Class Y
4-1-07 to 3-31-08	-4.57%		$9	1.01%		N/A		4.93%		N/A		98%
4-1-06 to 3-31-07	6.66%		13	1.00%		N/A		5.04%		N/A		121%
4-1-05 to 3-31-06	2.26%		7	1.03%		N/A		4.53%		N/A		154%
4-1-04 to 3-31-05	1.95%		6	1.12%		N/A		4.41%		N/A		200%
12-8-03* to 3-31-04	2.56%		3	1.09%	[c]	N/A		4.38%	[c]	N/A		57%	[f]

*Commencement of operations of the class.

(a)Total return calculated without taking into account the sales load deducted on an initial purchase.

(b)There was no waiver of expenses during the period.

(c)Annualized.

(d)In connection with the reorganization plan effected December 8, 2003, Class B and Class C shares of the predecessor Advantus Fund were exchanged into Class A shares at the time of the merger. The ratios shown above reflect a blended rate that includes the effect of income and expenses for those Class B and Class C shares from October 1, 2003 up to the time of merger. Expenses for Class A shares before and after the merger were limited to 0.95% of average net assets.

(e)Advantus Capital reimbursed the Fund for losses related to certain investment trades. With reimbursed losses, the total return for Class A, for the year ended September 30, 2003, would have been 4.28%.

(f)For the six months ended March 31, 2004.

(g)For the 12 months ended March 31, 2008.

IVY MUNICIPAL BOND FUND

	Selected Per-Share Data

		Income (Loss) From Investment Operations					Less Distributions

For the Period From	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Gain (Loss) on Investments (Realized and Unrealized)		Total from Investment Operations	From Net Investment Income	From Realized Gains	Total Distributions	Net Asset Value End of Period

Class A
4-1-07 to 3-31-08	$11.12	$0.39	[a]	$(0.32)	[a]	$0.07	$(0.39)	$(0.00)	$(0.39)	$10.80
4-1-06 to 3-31-07	11.04	0.41	[a]	0.08	[a]	0.49	(0.41)	(0.00)	(0.41)	11.12
4-1-05 to 3-31-06	11.13	0.42		(0.09)		0.33	(0.42)	(0.00)	(0.42)	11.04
4-1-04 to 3-31-05	11.31	0.38		(0.17)		0.21	(0.39)	(0.00)	(0.39)	11.13
4-1-03 to 3-31-04	11.10	0.37		0.21		0.58	(0.37)	(0.00)	(0.37)	11.31

Class B
4-1-07 to 3-31-08	$11.12	$0.31		$(0.32)		$(0.01)	$(0.31)	$(0.00)	$(0.31)	$10.80
4-1-06 to 3-31-07	11.04	0.32		0.08		0.40	(0.32)	(0.00)	(0.32)	11.12
4-1-05 to 3-31-06	11.13	0.34		(0.09)		0.25	(0.34)	(0.00)	(0.34)	11.04
4-1-04 to 3-31-05	11.31	0.30		(0.18)		0.12	(0.30)	(0.00)	(0.30)	11.13
4-1-03 to 3-31-04	11.10	0.28		0.21		0.49	(0.28)	(0.00)	(0.28)	11.31

Class C
4-1-07 to 3-31-08	$11.12	$0.31		$(0.32)		$(0.01)	$(0.31)	$(0.00)	$(0.31)	$10.80
4-1-06 to 3-31-07	11.04	0.32		0.08		0.40	(0.32)	(0.00)	(0.32)	11.12
4-1-05 to 3-31-06	11.13	0.34		(0.09)		0.25	(0.34)	(0.00)	(0.34)	11.04
4-1-04 to 3-31-05	11.31	0.29		(0.17)		0.12	(0.30)	(0.00)	(0.30)	11.13
4-1-03 to 3-31-04	11.10	0.28		0.21		0.49	(0.28)	(0.00)	(0.28)	11.31

Class Y
4-1-07 to 3-31-08	$11.12	$0.38	[a]	$(0.32)	[a]	$0.06	$(0.38)	$(0.00)	$(0.38)	$10.80
4-1-06 to 3-31-07	11.04	0.39	[a]	0.08	[a]	0.47	(0.39)	(0.00)	(0.39)	11.12
4-1-05 to 3-31-06	11.13	0.42		(0.09)		0.33	(0.42)	(0.00)	(0.42)	11.04
4-1-04 to 3-31-05	11.31	0.37		(0.18)		0.19	(0.37)	(0.00)	(0.37)	11.13
4-1-03 to 3-31-04	11.10	0.35		0.21		0.56	(0.35)	(0.00)	(0.35)	11.31

			Ratios and Supplemental Data

For the Period From	Total Return		Net Assets End of Period (in Millions)	Ratio of Expenses to Average Net Assets including Expense Waiver	Ratio of Expenses to Average Net Assets excluding Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets excluding Expense Waiver		Portfolio Turnover Rate

Class A
4-1-07 to 3-31-08	0.69%	[b]	$20	1.26%	1.31%		3.62%	3.57%		62%
4-1-06 to 3-31-07	4.51%	[b]	9	1.11%	1.35%		3.67%	3.43%		26%
4-1-05 to 3-31-06	3.00%	[b]	6	0.90%	1.33%		3.77%	3.34%		20%
4-1-04 to 3-31-05	1.89%	[b]	5	1.13%	1.39%		3.42%	3.16%		17%
4-1-03 to 3-31-04	5.36%	[b]	4	1.25%	1.25%	[c]	3.35%	3.35%	[c]	11%

Class B
4-1-07 to 3-31-08	-0.13%		$1	2.08%	2.13%		2.81%	2.76%		62%
4-1-06 to 3-31-07	3.70%		1	1.85%	2.09%		2.92%	2.68%		26%
4-1-05 to 3-31-06	2.20%		1	1.70%	2.13%		2.96%	2.53%		20%
4-1-04 to 3-31-05	1.09%		1	1.90%	2.16%		2.65%	2.39%		17%
4-1-03 to 3-31-04	4.50%		1	2.06%	2.06%	[c]	2.54%	2.54%	[c]	11%

Class C
4-1-07 to 3-31-08	-0.14%		$12	2.08%	2.13%		2.80%	2.75%		62%
4-1-06 to 3-31-07	3.69%		15	1.87%	2.11%		2.90%	2.66%		26%
4-1-05 to 3-31-06	2.19%		16	1.69%	2.12%		2.97%	2.54%		20%
4-1-04 to 3-31-05	1.04%		18	1.93%	2.19%		2.62%	2.36%		17%
4-1-03 to 3-31-04	4.45%		20	2.10%	2.10%	[c]	2.50%	2.50%	[c]	11%

Class Y
4-1-07 to 3-31-08	0.58%		$0.03	1.38%	1.43%		3.50%	3.45%		62%
4-1-06 to 3-31-07	4.36%		0.03	1.23%	1.47%		3.55%	3.31%		26%
4-1-05 to 3-31-06	2.98%		0.05	0.92%	1.35%		3.74%	3.31%		20%
4-1-04 to 3-31-05	1.75%		0.04	1.22%	1.48%		3.13%	2.87%		17%
4-1-03 to 3-31-04	5.13%		0.01	1.44%	1.44%	[c]	3.14%	3.14%	[c]	11%

(a)Based on average weekly shares outstanding

(b)Total return calculated without taking into account the sales load deducted on an initial purchase.

(c)There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the ten-year period (except for Class B shares, which convert to Class A shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge (Load) that might be imposed on the purchase of shares (and deducted from the hypothetical initial investment of $10,000) is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges, if any, normally applicable to redemptions of shares (for example, CDSC, redemption fees). If redemption charges, if any, were reflected, the amounts shown in the "Hypothetical Expenses" column would be higher, and the amounts shown in the "Hypothetical Ending Investment" column would be lower. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Ivy Bond Fund -- Class A

Annual expense ratio	1.21%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$691.20	$9,782.20
2	9,782.20	489.11	10,271.31	120.60	10,152.95
3	10,152.95	507.64	10,660.60	125.17	10,537.75
4	10,537.75	526.88	11,064.63	129.92	10,937.13
5	10,937.13	546.85	11,483.98	134.84	11,351.64
6	11,351.64	567.58	11,919.23	139.95	11,781.87
7	11,781.87	589.09	12,370.96	145.26	12,228.40
8	12,228.40	611.42	12,839.82	150.76	12,691.86
9	12,691.86	634.59	13,326.45	156.48	13,172.88
10	13,172.88	658.64	13,831.53	162.41	13,672.13
Cumulative Total	$1,956.59

Ivy Bond Fund -- Class B
Annual expense ratio	2.31%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$234.10	$10,269.00
2	10,269.00	513.45	10,782.45	240.40	10,545.23
3	10,545.23	527.26	11,072.49	246.87	10,828.90
4	10,828.90	541.44	11,370.34	253.51	11,120.20
5	11,120.20	556.01	11,676.21	260.33	11,419.33
6	11,419.33	570.96	11,990.30	267.33	11,726.51
7	11,726.51	586.32	12,312.83	274.52	12,041.95
8	12,041.95	602.09	12,644.05	281.91	12,365.88
Converts from Class B to Class A	Annual Expense Ratio: 1.21%
9	12,365.88	618.29	12,984.18	152.46	12,834.55
10	12,834.55	641.72	13,476.28	158.24	13,320.98
Cumulative Total	$2,369.67

Ivy Bond Fund -- Class C
Annual expense ratio	2.02%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$205.00	$10,298.00
2	10,298.00	514.90	10,812.90	211.11	10,604.88
3	10,604.88	530.24	11,135.12	217.41	10,920.90
4	10,920.90	546.04	11,466.95	223.88	11,246.34
5	11,246.34	562.31	11,808.66	230.56	11,581.49
6	11,581.49	579.07	12,160.56	237.43	11,926.61
7	11,926.61	596.33	12,522.94	244.50	12,282.03
8	12,282.03	614.10	12,896.13	251.79	12,648.03
9	12,648.03	632.40	13,280.43	259.29	13,024.94
10	13,024.94	651.24	13,676.19	267.02	13,413.09
Cumulative Total	$2,347.99

Ivy Bond Fund -- Class Y
Annual expense ratio	1.21%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$127.73	$10,383.33
2	10,383.33	519.16	10,902.49	137.24	10,785.85
3	10,785.85	539.29	11,325.14	147.35	11,208.65
4	11,208.65	560.43	11,769.09	153.13	11,648.03
5	11,648.03	582.40	12,230.43	159.13	12,104.63
6	12,104.63	605.23	12,709.86	165.37	12,579.12
7	12,579.12	628.95	13,208.08	171.85	13,072.22
8	13,072.22	653.61	13,725.83	178.59	13,584.65
9	13,584.65	679.23	14,263.88	185.59	14,117.16
10	14,117.16	705.85	14,823.02	192.87	14,670.55
Cumulative Total	$1,618.85

Ivy High Income Fund -- Class A
Annual expense ratio	1.36%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$705.51	$9,768.07
2	9,768.07	488.40	10,256.47	135.26	10,123.62
3	10,123.62	506.18	10,629.80	140.18	10,492.12
4	10,492.12	524.60	11,016.73	145.28	10,874.04
5	10,874.04	543.70	11,417.74	150.57	11,269.85
6	11,269.85	563.49	11,833.34	156.05	11,680.07
7	11,680.07	584.00	12,264.08	161.74	12,105.23
8	12,105.23	605.26	12,710.49	167.62	12,545.86
9	12,545.86	627.29	13,173.15	173.72	13,002.53
10	13,002.53	650.12	13,652.66	180.05	13,475.82
Cumulative Total	$2,115.98

Ivy High Income Fund -- Class B
Annual expense ratio	2.43%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$246.12	$10,257.00
2	10,257.00	512.85	10,769.85	252.44	10,520.60
3	10,520.60	526.03	11,046.63	258.93	10,790.98
4	10,790.98	539.54	11,330.53	265.59	11,068.31
5	11,068.31	553.41	11,621.72	272.41	11,352.76
6	11,352.76	567.63	11,920.40	279.41	11,644.53
7	11,644.53	582.22	12,226.76	286.59	11,943.79
8	11,943.79	597.18	12,540.98	293.96	12,250.75
Converts from Class B to Class A	Annual Expense Ratio: 1.36%
9	12,250.75	612.53	12,863.29	169.64	12,696.68
10	12,696.68	634.83	13,331.51	175.81	13,158.84
Cumulative Total	$2,500.90

Ivy High Income Fund -- Class C
Annual expense ratio	2.18%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$221.07	$10,282.00
2	10,282.00	514.10	10,796.10	227.30	10,571.95
3	10,571.95	528.59	11,100.55	233.71	10,870.08
4	10,870.08	543.50	11,413.58	240.30	11,176.61
5	11,176.61	558.83	11,735.44	247.08	11,491.79
6	11,491.79	574.58	12,066.38	254.05	11,815.86
7	11,815.86	590.79	12,406.66	261.21	12,149.07
8	12,149.07	607.45	12,756.52	268.58	12,491.67
9	12,491.67	624.58	13,116.26	276.15	12,843.94
10	12,843.94	642.19	13,486.14	283.94	13,206.14
Cumulative Total	$2,513.39

Ivy High Income Fund -- Class Y
Annual expense ratio	1.20%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$122.28	$10,380.00
2	10,380.00	519.00	10,899.00	126.92	10,774.44
3	10,774.44	538.72	11,313.16	131.74	11,183.86
4	11,183.86	559.19	11,743.06	136.75	11,608.85
5	11,608.85	580.44	12,189.29	141.95	12,049.99
6	12,049.99	602.49	12,652.49	147.34	12,507.89
7	12,507.89	625.39	13,133.28	152.94	12,983.19
8	12,983.19	649.15	13,632.35	158.75	13,476.55
9	13,476.55	673.82	14,150.38	164.79	13,988.66
10	13,988.66	699.43	14,688.09	171.05	14,520.23
Cumulative Total	$1,454.51

Ivy Limited-Term Bond Fund -- Class A
Annual expense ratio	1.12%
Maximum front-end sales charge	2.50%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$487.50	$10,237.50	$361.31	$10,128.30
2	10,128.30	506.41	10,634.71	131.22	10,536.47
3	10,536.47	526.82	11,063.29	136.50	10,961.09
4	10,961.09	548.05	11,509.14	142.01	11,402.82
5	11,402.82	570.14	11,972.96	147.73	11,862.35
6	11,862.35	593.11	12,455.47	153.68	12,340.40
7	12,340.40	617.02	12,957.42	159.88	12,837.72
8	12,837.72	641.88	13,479.61	166.32	13,355.08
9	13,355.08	667.75	14,022.84	173.02	13,893.29
10	13,893.29	694.66	14,587.96	180.00	14,453.19
Cumulative Total	$1,751.67

Ivy Limited-Term Bond Fund -- Class B
Annual expense ratio	2.00%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$218.06	$10,285.00
2	10,285.00	514.25	10,799.25	224.27	10,578.12
3	10,578.12	528.90	11,107.02	230.67	10,879.59
4	10,879.59	543.98	11,423.57	237.24	11,189.66
5	11,189.66	559.48	11,749.15	244.00	11,508.57
6	11,508.57	575.42	12,084.00	250.96	11,836.56
7	11,836.56	591.82	12,428.39	258.11	12,173.90
8	12,173.90	608.69	12,782.60	265.46	12,520.86
Converts from Class B to Class A	Annual Expense Ratio: 1.12%
9	12,520.86	626.04	13,146.90	142.95	13,006.67
10	13,006.67	650.33	13,657.00	148.50	13,511.33
Cumulative Total	$2,220.22

Ivy Limited-Term Bond Fund -- Class C
Annual expense ratio	2.02%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$205.00	$10,298.00
2	10,298.00	514.90	10,812.90	226.96	10,620.32
3	10,620.32	531.01	11,151.34	234.06	10,952.74
4	10,952.74	547.63	11,500.38	241.39	11,295.56
5	11,295.56	564.77	11,860.34	248.94	11,649.11
6	11,649.11	582.45	12,231.57	256.74	12,003.73
7	12,003.73	600.68	12,614.41	264.77	12,389.76
8	12,389.76	619.48	13,009.25	273.06	12,777.56
9	12,777.56	638.87	13,416.44	281.61	13,177.50
10	13,177.50	658.87	13,836.37	290.42	13,589.95
Cumulative Total	$2,522.95

Ivy Limited-Term Bond Fund -- Class Y
Annual expense ratio	1.02%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.02	$10,398.00
2	10,398.00	519.90	10,917.90	124.16	10,827.43
3	10,827.43	541.37	11,368.80	129.29	11,274.61
4	11,274.61	563.73	11,838.34	134.63	11,740.25
5	11,740.25	587.01	12,327.26	140.19	12,225.12
6	12,225.12	611.25	12,836.38	145.98	12,730.02
7	12,730.02	636.50	13,366.52	152.01	13,255.77
8	13,255.77	662.78	13,918.56	158.29	13,803.23
9	13,803.23	690.16	14,493.39	164.83	14,373.30
10	14,373.30	718.66	15,091.97	171.64	14,966.92
Cumulative Total	$1,425.04

Ivy Money Market Fund -- Class A
Annual expense ratio	0.88%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$89.81	$10,412.00
2	10,412.00	520.60	10,932.60	93.51	10,840.97
3	10,840.97	542.04	11,383.02	97.36	11,287.62
4	11,287.62	564.38	11,852.00	101.37	11,752.67
5	11,752.67	587.63	12,340.30	105.55	12,236.88
6	12,236.88	611.84	12,848.72	109.90	12,741.04
7	12,741.04	637.05	13,378.09	114.43	13,265.97
8	13,265.97	663.29	13,929.27	119.14	13,812.53
9	13,812.53	690.62	14,503.15	124.05	14,381.60
10	14,381.60	719.08	15,100.68	129.16	14,974.12
Cumulative Total	$1,084.28

Ivy Money Market Fund -- Class B
Annual expense ratio	1.80%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$182.88	$10,320.00
2	10,320.00	516.00	10,836.00	188.73	10,650.24
3	10,650.24	532.51	11,182.75	194.77	10,991.04
4	10,991.04	549.55	11,540.60	201.00	11,342.76
5	11,342.76	567.13	11,909.89	207.43	11,705.72
6	11,705.72	585.28	12,291.01	214.07	12,080.31
7	12,080.31	604.01	12,684.32	220.92	12,466.88
8	12,466.88	623.34	13,090.22	227.99	12,865.82
Converts from Class B to Class A	Annual Expense Ratio: 0.88%
9	12,865.82	643.29	13,509.11	115.55	13,395.89
10	13,395.89	669.79	14,065.68	120.31	13,947.80
Cumulative Total	$1,873.65

Ivy Money Market Fund -- Class C
Annual expense ratio	1.73%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$175.82	$10,327.00
2	10,327.00	516.35	10,843.35	181.57	10,664.69
3	10,664.69	533.23	11,197.92	187.51	11,013.42
4	11,013.42	550.67	11,564.09	193.64	11,373.56
5	11,373.56	568.67	11,942.24	199.97	11,745.48
6	11,745.48	587.27	12,332.75	206.51	12,129.56
7	12,129.56	606.47	12,736.03	213.27	12,526.19
8	12,526.19	626.30	13,152.50	220.24	12,935.80
9	12,935.80	646.79	13,582.59	227.44	13,358.80
10	13,358.80	667.94	14,026.74	234.88	13,795.63
Cumulative Total	$2,040.85

Ivy Mortgage Securities Fund -- Class A
Annual expense ratio	1.14%
Maximum front-end sales charge	5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$684.51	$9,788.80
2	9,788.80	489.44	10,278.24	113.74	10,166.65
3	10,166.65	508.33	10,674.98	118.13	10,559.08
4	10,559.08	527.95	11,087.04	122.69	10,966.66
5	10,966.66	548.33	11,514.99	127.43	11,389.97
6	11,389.97	569.49	11,959.47	132.35	11,829.63
7	11,829.63	591.48	12,421.11	137.46	12,286.25
8	12,286.25	614.31	12,900.56	142.76	12,760.50
9	12,760.50	638.02	13,398.53	148.27	13,253.06
10	13,253.06	662.65	13,915.71	154.00	13,764.62
Cumulative Total	$1,881.34

Ivy Mortgage Securities Fund -- Class B
Annual expense ratio	2.11%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$214.04	$10,289.00
2	10,289.00	514.45	10,803.45	220.23	10,586.35
3	10,586.35	529.31	11,115.66	226.59	10,892.29
4	10,892.29	544.61	11,436.91	233.14	11,207.08
5	11,207.08	560.35	11,767.43	239.88	11,530.96
6	11,530.96	576.54	12,107.51	246.81	11,864.21
7	11,864.21	593.21	12,457.42	253.95	12,207.09
8	12,207.09	610.35	12,817.44	261.29	12,559.87
Converts from Class B to Class A	Annual Expense Ratio: 1.14%
9	12,559.87	627.99	13,187.86	145.94	13,044.68
10	13,044.68	652.23	13,696.92	151.57	13,548.21
Cumulative Total	$2,193.44

Ivy Mortgage Securities Fund -- Class C
Annual expense ratio	1.92%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$194.95	$10,308.00
2	10,308.00	515.40	10,823.40	200.96	10,625.48
3	10,625.48	531.27	11,156.76	207.15	10,952.75
4	10,952.75	547.63	11,500.38	213.53	11,290.09
5	11,290.09	564.50	11,854.60	220.10	11,637.83
6	11,637.83	581.89	12,219.72	226.88	11,996.27
7	11,996.27	599.81	12,596.09	233.87	12,365.76
8	12,365.76	618.28	12,984.04	241.04	12,746.62
9	12,746.62	637.33	13,383.95	248.50	13,139.22
10	13,139.22	656.96	13,796.18	256.15	13,543.91
Cumulative Total	$2,243.13

Ivy Mortgage Securities Fund -- Class Y
Annual expense ratio	1.01%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.12	10,813.92
3	10,813.92	540.69	11,354.61	111.39	11,245.39
4	11,245.39	562.26	11,807.66	115.84	11,694.08
5	11,694.08	584.70	12,278.79	120.46	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	13,150.46	657.52	13,807.98	135.46	13,675.16
9	13,675.16	683.75	14,358.92	140.87	14,220.80
10	14,220.80	711.04	14,931.84	146.49	14,788.21
Cumulative Total	$1,236.18

Ivy Municipal Bond Fund -- Class A
Annual expense ratio	1.31%
Maximum front-end sales charge	4.25%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$552.74	$9,928.31
2	9,928.31	496.41	10,424.73	132.46	10,294.67
3	10,294.67	514.73	10,809.40	137.34	10,674.54
4	10,674.54	533.72	11,208.27	142.41	11,068.43
5	11,068.43	553.42	11,621.85	147.67	11,476.86
6	11,476.86	573.84	12,050.70	153.12	11,900.35
7	11,900.35	595.01	12,495.37	158.77	12,339.48
8	12,339.48	616.97	12,956.45	164.62	12,794.80
9	12,794.80	639.74	13,434.54	170.70	13,266.93
10	13,266.93	663.34	13,930.28	177.00	13,756.48
Cumulative Total	$1,936.83

Ivy Municipal Bond Fund -- Class B
Annual expense ratio	2.13%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$216.05	$10,287.00
2	10,287.00	514.35	10,801.35	222.25	10,582.23
3	10,582.23	529.11	11,111.34	228.63	10,885.94
4	10,885.94	544.29	11,430.24	235.19	11,198.37
5	11,198.37	559.91	11,758.29	241.94	11,519.76
6	11,519.76	575.98	12,095.75	248.89	11,850.38
7	11,850.38	592.51	12,442.90	256.03	12,190.49
8	12,190.49	609.52	12,800.01	263.38	12,540.35
Converts from Class B to Class A	Annual Expense Ratio: 1.31%
9	12,540.35	627.01	13,167.37	167.30	13,003.09
10	13,003.09	650.15	13,653.25	173.48	13,482.91
Cumulative Total	$2,253.14

Ivy Municipal Bond Fund -- Class C
Annual expense ratio	2.13%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$216.05	$10,287.00
2	10,287.00	514.35	10,801.35	222.25	10,582.23
3	10,582.23	529.11	11,111.34	228.63	10,885.94
4	10,885.94	544.29	11,430.24	235.19	11,198.37
5	11,198.37	559.91	11,758.29	241.94	11,519.76
6	11,519.76	575.98	12,095.75	248.89	11,850.38
7	11,850.38	592.51	12,442.90	256.03	12,190.49
8	12,190.49	609.52	12,800.01	263.38	12,540.35
9	12,540.35	627.01	13,167.37	270.94	12,900.26
10	12,900.26	645.01	13,545.27	278.71	13,270.50
Cumulative Total	$2,462.01

Appendix B

Prior Performance of Related Fund

Waddell & Reed Advisors Global Bond Fund, Inc.

Ivy Global Bond Fund is new, so its performance information is not included in this Prospectus. However, Ivy Global Bond Fund is modeled after Waddell & Reed Advisors Global Bond Fund, Inc., a fund that is managed by WRIMCO, an affiliate of IICO, and is deemed to be a related fund (Related Fund). Although the expense structures for Class A shares of the Related Fund and Ivy Global Bond Fund are the same, there may be differences between these funds, including asset sizes and cash flows. These differences will cause the performance of the Related Fund to differ from that of Ivy Global Bond Fund. However, Ivy Global Bond Fund and the Related Fund are substantially similar, since the investment objectives, strategies and policies of Ivy Global Bond Fund are substantially the same as those of the Related Fund. Both portfolio managers for Ivy Global Bond Fund have served as portfolio manager for the Related Fund. Mr. Beischel has served as portfolio manager for the Related Fund since January 2002, while Mr. Vrabac had served as portfolio manager for the Related Fund from September 2000 through March 2007.

The bar chart and performance table below provide information regarding the performance of the Related Fund, not of Ivy Global Bond Fund, by showing changes in the Related Fund's performance from year to year and by showing how the Related Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The performance of the Related Fund is historical and does not guarantee future performance of Ivy Global Bond Fund. The performance of Ivy Global Bond Fund may be better or worse than that of the Related Fund.

The bar chart presents the annual total returns for Class A shares of the Related Fund and shows how performance has varied from year to year over the past ten calendar years. The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Related Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Related Fund's past performance (before and after taxes) does not necessarily indicate how it (or the Ivy Global Bond Fund) will perform in the future.

Prior to September 18, 2000, the Related Fund, formerly known as Waddell & Reed Advisors High Income Fund II, Inc., sought to achieve its objectives by investing primarily in junk bonds, with minimal investment in foreign securities. Accordingly, the performance information in the bar chart and performance table for periods prior to that date reflect the operations of the Related Fund under its former investment strategies and related policies.

CHART OF YEAR-BY-YEAR RETURNS
Waddell & Reed Advisors Global Bond Fund, Inc.
as of December 31 each year

1998	2.69%
1999	1.45%
2000	-4.78%
2001	8.74%
2002	1.83%
2003	11.62%
2004	5.33%
2005	3.09%
2006	5.22%
2007	9.96%

In the period shown in the chart, the highest quarterly return was 5.31% (the second quarter of 2003) and the lowest quarterly return was -5.72% (the third quarter of 1998).

AVERAGE ANNUAL TOTAL RETURNS
Waddell & Reed Advisors Global Bond Fund, Inc.
as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class A
Before Taxes	3.64%	5.74%	3.80%
After Taxes on Distributions	2.23%	4.31%	1.58%
After Taxes on Distributions
and Sale of Fund Shares	2.80%	4.31%	2.07%
Class B (began on 10-6-1999)
Before Taxes	5.15%	5.77%	4.17%
Class C (began on 10-6-1999)
Before Taxes	9.24%	5.99%	4.18%
Class Y*
Before Taxes	10.43%	7.42%	6.03%
Indexes
Lehman Brothers U.S. Dollar-
Denominated Universal Index[1]	6.52%	5.00%	6.08%
Lipper Global Income
Funds Universe Average[2]	6.71%	6.51%	5.55%

*Reflects no Rule 12b-1 fee, as compared to Ivy Global Bond Fund, which will assess a 12b-1 fee of 0.25% on its Class Y shares.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri	6300 Lamar Avenue
64106	P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP 3400 (07-08)
542254

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028

IVY FUNDS Class E Shares

Domestic Equity Funds

Ivy Capital Appreciation Fund

Ivy Core Equity Fund

Ivy Dividend Opportunities Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Small Cap Growth Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy International Balanced Fund

Ivy International Core Equity Fund

Specialty Funds

Ivy Asset Strategy Fund

Ivy Global Natural Resources Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Fixed Income Funds

Ivy Bond Fund

Ivy High Income Fund

Ivy Mortgage Securities Fund

Money Market Fund

Ivy Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
July 31, 2008

Contents

Domestic Equity Funds
Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy Dividend Opportunities Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Small Cap Growth Fund
Global/International Funds
Ivy Cundill Global Value Fund
Ivy International Balanced Fund
Ivy International Core Equity Fund
Specialty Funds
Ivy Asset Strategy Fund
Ivy Global Natural Resources Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Fixed Income Funds
Ivy Bond Fund
Ivy High Income Fund
Ivy Mortgage Securities Fund
Money Market Fund
Ivy Money Market Fund
Additional Information about Principal Investment
Strategies, Other Investments and Risks
The Management of the Funds
Investment Advisor
Management Fee
Portfolio Management
Your Account
InvestEd 529 Plan
Class E Shares
Account Registration
Pricing of Fund Shares
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes
Financial Highlights

Ivy Capital Appreciation Fund

An Overview of the Fund

Objective
To provide long-term capital appreciation.

Principal Strategies
Ivy Capital Appreciation Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of domestic and, to a lesser extent, foreign companies that Ivy Investment Management Company (IICO), the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund seeks stocks that are favorably priced in relation to their fundamental value and that likely will grow over time. While the Fund typically invests in the common stocks of large to medium sized U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its objective. Medium sized, or mid cap, companies typically are companies with market capitalizations that range between $1 billion and $18 billion, while large, or large cap, companies typically are companies with market capitalizations of at least $8 billion.

In selecting investments for the Fund, IICO combines a bottom-up fundamental analysis of the companies and investments, with its top-down macroeconomic research. IICO seeks to identify high-quality companies that it believes can demonstrate consistent, profitable growth and strong returns while generating substantial cash flow from their respective operations.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Capital Appreciation Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Capital Appreciation Fund may be appropriate for long-term investors who seek capital appreciation. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Capital Appreciation Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-23.28%
2002	-15.10%
2003	27.64%
2004	12.55%
2005	9.19%
2006*	10.33%
2007	15.04%

In the period shown in the chart, the highest quarterly return was 11.34% (the second quarter of 2003) and the lowest quarterly return was -17.55% (the first quarter of 2001). The Class A return for the year through June 30, 2008 was -13.75%.

*Effective May 2006, the Fund changed its investment objective and strategy from a tax-managed focus to long-term capital appreciation.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	8.43%	13.41%	0.85%
After Taxes on Distributions	8.21%	13.37%	0.83%
After Taxes on Distributions
and Sale of Fund Shares	5.70%	11.78%	0.73%
Indexes
Russell 1000 Growth Index[1]	11.82%	12.11%	-3.65%[2]
Lipper Large-Cap Growth
Funds Universe Average[3]	14.17%	11.75%	-1.97%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Capital Appreciation Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund.

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	0.83%
Total Annual Fund Operating Expenses	1.73%
Expenses Waived[4]	0.58%
Net Fund Operating Expenses	1.15%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more at net asset value (NAV) of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, Ivy Funds Distributor, Inc. (IFDI) the Fund's distributor, and Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E at 1.15%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$724	$1,095	$1,510	$2,661

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Core Equity Fund

An Overview of the Fund

Objectives
To provide capital growth and income.

Principal Strategies
Ivy Core Equity Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap domestic and foreign companies with dominant market positions in their industries. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Fund invests in securities that have the potential for capital appreciation or that IICO, the Fund's investment manager, expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company. The Fund may also invest up to 20% of its net assets in foreign securities.

IICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. It attempts to select securities with growth and income possibilities by looking at many factors including a company's:

  projected long-term earnings power compared to market expectations over a multi-year horizon competitive position in the global economy
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments or has performed below IICO's expectations regarding its long-term potential. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Core Equity Fund may be appropriate for investors who seek capital growth and income. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-15.23%
2002	-22.63%
2003	17.26%
2004	9.37%
2005	7.90%
2006	14.36%
2007	13.71%

In the period shown in the chart, the highest quarterly return was 12.12% (the fourth quarter of 2001) and the lowest quarterly return was -16.65% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -7.96%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-03-2000)
Before Taxes	7.17%	11.14%	1.01%
After Taxes on Distributions	5.83%	10.54%	0.02%
After Taxes on Distributions
and Sale of Fund Shares	6.95%	9.86%	0.76%
Indexes
S&P 500 Index[1]	5.50%	12.84%	2.07%[2]
Lipper Large-Cap Core Funds
Universe Average[3]	5.73%	11.70%	1.85%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	0.85%
Total Annual Fund Operating Expenses	1.80%
Expenses Waived[4]	0.45%
Net Fund Operating Expenses	1.35%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.35%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$739	$1,128	$1,556	$2,741

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Dividend Opportunities Fund (formerly, Ivy Dividend Income Fund)

An Overview of the Fund

Objectives
To provide total return.

Principal Strategies
Ivy Dividend Opportunities Fund seeks to achieve its objective by investing primarily in dividend-paying common stocks that IICO, the Fund's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities of domestic and, to a lesser extent, foreign companies, which may include without limitation dividend-paying common stocks, preferred stocks or convertible preferred stocks. Although the Fund invests primarily in large cap companies (typically companies with capitalizations of at least $8 billion), it may invest in companies of any size.

The Fund primarily focuses on companies:

  with high dividend yields that are, in the opinion of IICO, relatively safe with above-average market yield that IICO expects will continue to grow their dividend that pay a small dividend, but could grow their dividend over the next few years that pay no dividend, but may initiate a dividend

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Dividend Opportunities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Dividend Opportunities Fund may be appropriate for investors seeking total return through a portfolio of primarily dividend-paying common stocks. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Dividend Opportunities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31

2004	11.16%
2005	13.12%
2006	15.54%
2007	16.59%

In the period shown in the chart, the highest quarterly return was 9.11% (the fourth quarter of 2004) and the lowest quarterly return was –0.21% (the third quarter of 2004). The Class A return for the year through June 30, 2008 was -7.93%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

		Life
	1 Year	of Class
	--------	----------
Class A (began on 06-30-2003)
Before Taxes	9.89%	13.47%
After Taxes on Distributions	9.56%	13.22%
After Taxes on Distributions
and Sale of Fund Shares	6.97%	11.79%
Indexes
Russell 1000 Index[1]	5.78%	12.09%[2]
Lipper Equity Income Funds
Universe Average[3]	4.00%	12.29%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2003.

3Net of fees and expenses.

Fees and Expenses

Ivy Dividend Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.22%
Total Annual Fund Operating Expenses	2.17%
Expenses Waived[4]	0.80%
Net Fund Operating Expenses	1.37%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of at NAV Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.37%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$752	$1,205	$1,709	$3,090

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Large Cap Growth Fund

An Overview of the Fund

Objective
To provide appreciation of your investment.

Principal Strategies
Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to medium sized domestic and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. Although IICO anticipates the majority of the Fund's investments to be in large-cap companies (typically companies with capitalizations of at least $8 billion), the Fund may invest in companies of any size.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on companies with sustainable competitive advantages in their industries and also considers the following factors:

  the company's market position, product line, technological position, profit margins and prospects for sustainability and/or increased earnings the quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

IICO may also analyze the demands of investors for the security relative to its price. IICO may select a security when it anticipates a development or identifies a catalyst that might have an effect on the value of the security.

In general, IICO may sell a security when, in IICO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO may also sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Large Cap Growth Fund may be appropriate for investors seeking long-term investment growth. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-23.50%
2002	-19.78%
2003	28.97%
2004	5.94%
2005	14.37%
2006	3.30%
2007	29.34%

In the period shown in the chart, the highest quarterly return was 15.91% (the third quarter of 2007) and the lowest quarterly return was -18.97% (the first quarter of 2001). The Class A return for the year through June 30, 2008 was -11.70%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007
			Life
	1 Year	5 Years	of Class
	------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	21.90%	14.50%	4.85%
After Taxes on Distributions	21.75%	14.47%	4.78%
After Taxes on Distributions
and Sale of Fund Shares	14.48%	12.77%	4.18%
Indexes
Russell 1000 Growth Index[1]	11.82%	12.11%	-3.65%[2]
Lipper Large-Cap Growth Funds
Universe Average[3]	14.17%	11.75%	-1.97%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	0.80%
Total Annual Fund Operating Expenses	1.75%
Expenses Waived[4]	0.60%
Net Fund Operating Expenses	1.15%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.15%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$705	$1,081	$1,501	$2,665

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Mid Cap Growth Fund

 An Overview of the Fund

Objective

To provide growth of your investment.

Principal Strategies

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that IICO, the Fund's investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting securities for the Fund, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings and cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Fund the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as mid cap securities may cause the Fund to experience more volatility than a fund invested with greater diversification.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Mid Cap Growth Fund may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-12.71%
2002	-25.84%
2003	30.42%
2004	18.89%
2005	11.96%
2006	8.38%
2007	12.85%

In the period shown in the chart, the highest quarterly return was 17.54% (the second quarter of 2003) and the lowest quarterly return was -16.60% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -12.51%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	------	---------	---------
Class A (began on 06-30-2000)
Before Taxes	6.37%	14.88%	4.60%
After Taxes on Distributions	6.37%	14.88%	4.39%
After Taxes on Distributions
and Sale of Fund Shares	4.14%	13.10%	3.86%
Indexes
Russell Mid-Cap Growth Index[1]	11.43%	17.91%	0.52%[2]
Lipper Mid-Cap Growth Funds
Universe Average[3]	16.48%	16.44%	1.29%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*

(fees paid directly from

your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.42%
Total Annual Fund Operating Expenses	2.52%
Expenses Waived[4]	0.92%
Net Fund Operating Expenses	1.60%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.60%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$778	$1,294	$1,868	$3,422

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Small Cap Growth Fund

 An Overview of the Fund

Objective
To provide growth of capital.

Principal Strategies
Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Fund emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Fund, IICO, the Fund's investment manager, utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics, and therefore, are believed by IICO to be of a higher quality than many other small cap companies. IICO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales/positive cash flows
  security size and liquidity

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Fund the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors and industries
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap equities may cause the Fund to experience more volatility than a fund invested with greater diversification among asset classes.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Small Cap Growth Fund may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-1.90%
2002	-25.23%
2003	36.46%
2004	13.86%
2005	12.44%
2006	6.32%
2007	7.73%

In the period shown in the chart, the highest quarterly return was 24.65% (the fourth quarter of 2001) and the lowest quarterly return was -23.73% (the third quarter of 2001). The Class A return for the year through June 30, 2008 was -11.14%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-03-2000)
Before Taxes	1.54%	13.53%	2.00%
After Taxes on Distributions	-0.69%	12.46%	-0.11%
After Taxes on Distributions
and Sale of Fund Shares	4.35%[1]	12.07%	1.05%
Indexes
Russell 2000 Growth Index[2]	7.01%	16.48%	1.77%[3]
Lipper Small-Cap Growth Funds
Universe Average[4]	8.70%	15.49%	2.42%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on July 31, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.16%
Total Annual Fund Operating Expenses	2.26%
Expenses Waived[4]	0.70%
Net Fund Operating Expenses	1.56%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.56%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$768	$1,239	$1,761	$3,184

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Cundill Global Value Fund

 An Overview of the Fund

Objective
To provide long-term capital growth. Any income realized will be incidental.

Principal Strategies
Ivy Cundill Global Value Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, which Mackenzie Financial Corporation (Mackenzie), the Fund's investment subadvisor, believes are trading below their estimated "intrinsic value." The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry.

"Intrinsic value" is the perceived realizable market value, determined through Mackenzie's analysis of the companies' financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Mackenzie utilizes a bottom-up, fundamental research driven approach in its selection of securities for the Fund and maintains a global focus with no index, sector, or country allocation constraints.

A security is typically sold when Mackenzie determines that its target value has been reached, or when a security's price declines to the point that the investment has become unattractive.

Mackenzie may use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts) to hedge the Fund's currency exposure.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Cundill Global Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the Fund may not be able to readily dispose of illiquid securities promptly at an acceptable price the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the level of cash reserves may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in those countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer payment of principal and/or interest on external debt).

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Cundill Global Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Cundill Global Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the return would be less than that shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2002	-12.17%
2003	36.43%
2004	18.06%
2005	16.40%
2006	9.92%
2007	-0.06%

In the period shown in the chart, the highest quarterly return was 16.50% (the second quarter of 2003) and the lowest quarterly return was –11.38% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -14.41%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	------	--------	---------
Class A (began on 09-04-2001)
Before Taxes	-5.81%	14.18%	8.44%
After Taxes on Distributions	-7.56%	13.33%	7.54%
After Taxes on Distributions
and Sale of Fund Shares	-1.76%[1]	12.50%	7.23%
Indexes
MSCI World Index[2]	9.04%	16.96%	10.85%[3]
Lipper Global Small-/Mid-Cap Funds
Universe Average[4,5]	9.08%	21.27%	14.78%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on September 30, 2001.

4Net of fees and expenses.

5The Fund's previous Lipper categories, the Lipper Global Funds Universe Average and the Lipper Global Small/Mid-Cap Value Funds Universe Average, were replaced with a single Lipper category, the Lipper Global Small-/Mid-Cap Funds Universe Average, effective May 2008. Because the Lipper Global Small/Mid-Cap Value Funds Universe Average no longer exists, and because the Lipper Global Funds Universe Average does not include the Fund and, in IICO's opinion, is no longer an appropriate index against which to compare Fund performance, neither of the previous Lipper categories have been presented in this prospectus for comparison purposes.

Fees and Expenses

Ivy Cundill Global Value Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.12%
Total Annual Fund Operating Expenses	2.31%
Expenses Waived[4]	0.72%
Net Fund Operating Expenses	1.59%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.59%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$770	$1,251	$1,782	$3,230

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy International Balanced Fund

 An Overview of the Fund

Objective
To provide a high level of total return.

Principal Strategies
Ivy International Balanced Fund invests in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. The Fund invests primarily in developed foreign markets, but may invest a portion of its assets in developing, or emerging, markets. Normally, the Fund invests approximately 50% to 70% of its total assets in international equity securities and approximately 30% to 50% of its total assets in international investment-grade debt securities.

In selecting equity securities the Fund's investment subadvisor, Templeton Investment Counsel LLC (Templeton), attempts to identify securities that are selling at a substantial discount to its determination of their market value. Templeton's strategy includes a target holding period of up to five years. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on Templeton's judgment as to which securities are more likely to perform well under those conditions.

Templeton may sell a security when it believes that the security's price reflects its intrinsic value, or Templeton determines that market factors have changed and there is no longer an expectation that the security will perform well. Templeton may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities, or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy International Balanced Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the securities the Fund holds an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the value of a security believed by Templeton to be undervalued may never reach what Templeton believes is its full value, or such security's value may decrease the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  Templeton's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Balanced Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Balanced Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of broad measures of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus International Balanced Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy International Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy International Balanced Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1998	3.55%
1999	15.66%
2000	1.27%
2001	-8.74%
2002	-3.73%
2003	37.93%
2004	18.40%
2005	4.24%
2006	22.43%
2007	9.19%

In the period shown in the chart, the highest quarterly return was 17.99% (the second quarter of 2003) and the lowest quarterly return was -12.46% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -8.46%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of broad-based securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	2.91%	16.49%	8.62%
After Taxes on Distributions	1.69%	15.50%	7.41%
After Taxes on Distributions
and Sale of Fund Shares	2.99%[2]	14.35%	7.09%
Indexes
MSCI AC World (ex U.S.A.) Index[3]	17.12%	24.52%	10.09%
J.P. Morgan Non-U.S. Government
Bond Index[3]	11.30%	7.48%	6.21%
Lipper Mixed-Asset Target Allocation
Growth Funds Universe Average[4]	6.41%	10.71%	5.91%

1For periods prior to December 8, 2003, performance shown is that of the Advantus International Balanced Fund, the predecessor of Ivy International Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy International Balanced Fund. Class A shares of Ivy International Balanced Fund would generally have had substantially similar returns to the same class of shares of the Advantus International Balanced Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus International Balanced Fund differ from expenses for Class A shares of Ivy International Balanced Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy International Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.28%
Total Annual Fund Operating Expenses	2.23%
Expenses Waived[4]	0.90%
Net Fund Operating Expenses	1.33%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.33%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$751	$1,212	$1,729	$3,143

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy International Core Equity Fund

An Overview of the Fund

Objectives
To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies
Ivy International Core Equity Fund invests, under normal market conditions, at least 80% of its net assets in equity securities principally traded in largely developed European and Asian/Pacific Basin markets. To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

IICO, the Fund's investment manager, primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring cash-generating, well-managed and reasonably valued companies that are exposed to themes which should yield above-average growth. IICO uses a top-down, macro thematic approach along with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Some of the Fund's investments may produce income (such as dividends), although it is not a primary objective of the Fund.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy International Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Core Equity Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1998	6.63%
1999	27.79%
2000	-7.25%
2001	-17.17%
2002	-15.93%
2003	27.19%
2004	16.55%
2005	24.51%
2006	26.13%
2007	18.36%

In the period shown in the chart, the highest quarterly return was 16.49% (the fourth quarter of 1998) and the lowest quarterly return was -22.75% (the third quarter of 2002). The Class A return for the year through June 30, 2008 was -8.90%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

	1 Year	5 Years	10 Years
	--------	----------	-----------
Class A
Before Taxes	11.55%	21.03%	8.62%
After Taxes on Distributions	9.51%	20.42%	8.20%
After Taxes on Distributions
and Sale of Fund Shares	9.27%	18.71%	7.56%
Indexes
MSCI EAFE Index[1]	11.17%	21.59%	8.66%
Lipper International Large-Cap Core Funds
Universe Average[2]	12.27%	19.39%	7.78%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

Fees and Expenses

Ivy International Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.28%
Total Annual Fund Operating Expenses	2.38%
Expenses Waived[4]	0.85%
Total Annual Fund Operating Expenses	1.53%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.53%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$770	$1,261	$1,806	$3,292

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Asset Strategy Fund

An Overview of the Fund

Objective
To provide high total return over the long term.

Principal Strategies
Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although IICO, the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) or Ba and below by Moody's Investors Service, Inc. (Moody's) or unrated bonds deemed by IICO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

IICO, the Fund's investment manager, may allocate the Fund's investments among these different types of securities in different proportions at different times. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that IICO believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, IICO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, IICO seeks attractive opportunities within each market.

IICO may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). IICO may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Asset Strategy Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As noted, the Fund may invest up to 100% of its total assets in foreign securities. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Investments by the Fund in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Asset Strategy Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-10.98%
2002	3.09%
2003	11.43%
2004	12.92%
2005	22.28%
2006	19.78%
2007	41.31%

In the period shown in the chart, the highest quarterly return was 15.00% (the third quarter of 2005) and the lowest quarterly return was -7.98% (the first quarter of 2001). The Class A return for the year through June 30, 2008 was -0.58%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of broad-based, securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-10-2000)
Before Taxes	33.18%	19.67%	12.14%
After Taxes on Distributions	32.69%	19.41%	10.74%
After Taxes on Distributions
and Sale of Fund Shares	21.93%	17.38%	9.85%
Indexes
S&P 500 Index[1]	5.50%	12.84%	2.07%[2]
Citigroup Broad
Investment Grade Index[3]	7.22%	4.55%	6.43%[2]
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[3]	5.40%	3.28%	3.39%[2]
Lipper Flexible Portfolio
Funds Universe Average[3]	9.10%	12.88%	6.06%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	0.79%
Total Annual Fund Operating Expenses	1.63%
Expenses Waived[4]	0.63%
Net Fund Operating Expenses	1.00%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.00%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$711	$1,062	$1,457	$2,555

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Global Natural Resources Fund

An Overview of the Fund

Objective
To provide long-term growth. Any income realized will be incidental.

Principal Strategies
Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Fund's investment subadvisor, Mackenzie, uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers and positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund's assets in North America, international exposure may exceed 50% of the Fund's total assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Fund's total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the level of the Fund's cash position may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other holdings.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the past ten years and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1998	-29.35%
1999	40.98%
2000	9.86%
2001	15.40%
2002	4.66%
2003	45.61%
2004	27.94%
2005	29.11%
2006	25.79%
2007	43.59%

In the period shown in the chart, the highest quarterly return was 24.19% (the fourth quarter of 2001) and the lowest quarterly return was -21.37% (the third quarter of 2001). The Class A return for the year through June 30, 2008 was 5.56%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

	1 Year	5 Years	10 Years
	--------	---------	----------
Class A
Before Taxes	35.34%	32.57%	18.39%
After Taxes on Distributions	32.31%	31.04%	17.55%
After Taxes on Distributions
and Sale of Fund Shares	25.13%	28.91%	16.49%
Indexes
MSCI Commodity-Related Index[1]	43.48%	30.21%	15.39%
Lipper Natural Resources Funds
Universe Average[2]	39.63%	30.82%	16.54%
Lipper Global Natural Resources Funds
Universe Average[2,3]	39.72%	32.03%	17.35%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

3Lipper changed the Fund's classification from the Lipper Natural Resources Funds Universe Average to the Lipper Global Natural Resources Funds Universe Average effective May 2008. Both averages are presented in this prospectus for comparison purposes.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.24%
Total Annual Fund Operating Expenses	2.29%
Expenses Waived[4]	1.02%
Net Fund Operating Expenses	1.27%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.27%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$750	$1,218	$1,749	$3,195

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Real Estate Securities Fund

An Overview of the Fund

Objective
To provide total return through a combination of capital appreciation and current income.

Principal Strategies
Ivy Real Estate Securities Fund invests, under normal market conditions, at least 80% of its net assets in the real estate or real estate-related industries. "Real estate" securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related" securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund invests in the securities of domestic and, to a lesser extent, foreign issuers. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Fund's real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by other REITs, but may also engage in related or unrelated businesses.

The Fund focuses on growth-oriented companies with value characteristics. The Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), utilizes a bottom-up fundamental stock-picking approach in selecting securities for investment by the Fund, which includes consideration of factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Fund then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, including the following:

  target valuation is reached and operating performance is not sustainable company fundamentals have deteriorated or do not meet expectations economics, financial market or sector of the real estate industry has weakened

Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of the Fund's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing, or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies, Other Investments and Risks" below) may be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Fund's securities issued by REITs may be affected if one or more of those REITs were to lose their favorable tax status the value of the Fund's securities issued by REOCs may be affected by income streams derived from businesses other than real estate ownership the value of the Fund's securities may be adversely affected due to the lesser availability of credit for real estate or other disruptions in the capital markets for real estate the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate-related industries, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Real Estate Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of broad measures of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of the Ivy Real Estate Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2000	25.66%
2001	9.60%
2002	6.19%
2003	41.14%
2004	34.69%
2005	10.46%
2006	29.81%
2007	-16.50%

In the period shown in the chart, the highest quarterly return was 17.72% (the fourth quarter of 2004) and the lowest quarterly return was -12.35% (the fourth quarter of 2007). The Class A return for the year through June 30, 2008 was -4.04%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 2-25-1999)[1]
Before Taxes	-21.30%	16.49%	13.76%
After Taxes on Distributions	-22.71%	14.95%	11.76%
After Taxes on Distributions
and Sale of Fund Shares	-12.08%[2]	14.21%	11.31%
Indexes
Dow Jones Wilshire Real Estate
Securities Index[3]	-17.67%	18.62%	15.12%[4]
Lipper Real Estate Funds
Universe Average[5]	-14.81%	17.71%	14.65%[4]

1For periods prior to December 8, 2003, performance shown is that of the Advantus Real Estate Securities Fund, the predecessor of Ivy Real Estate Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Real Estate Securities Fund. Class A shares of Ivy Real Estate Securities Fund would generally have had substantially similar returns to Class A shares of the Advantus Real Estate Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Real Estate Securities Fund differ from expenses for Class A shares of Ivy Real Estate Securities Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Index comparison begins on February 28, 1999.

5Net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.62%
Total Annual Fund Operating Expenses	2.77%
Expenses Waived[4]	1.10%
Net Fund Operating Expenses	1.67%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.67%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$790	$1,350	$1,973	$3,647

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Science and Technology Fund

An Overview of the Fund

Objective
To provide long-term capital growth.

Principal Strategies
Ivy Science and Technology Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size, and may invest without limitation in foreign securities.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund's portfolio. These include but are not limited to the following:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Fund holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in science and technology companies, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Science and Technology Fund may be appropriate for investors who seek long-term capital growth by investing in a Fund that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	-13.98%
2002	-25.90%
2003	31.27%
2004	16.25%
2005	16.62%
2006	7.50%
2007	23.59%

In the period shown in the chart, the highest quarterly return was 17.40% (the fourth quarter of 2001) and the lowest quarterly return was -20.66% (the first quarter of 2001). The Class A return for the year through June 30, 2008 was -6.08%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	--------	-----------	-----------
Class A (began on 07-03-2000)
Before Taxes	16.49%	17.38%	2.67%
After Taxes on Distributions	14.22%	16.91%	1.64%
After Taxes on Distributions
and Sale of Fund Shares	13.37%	15.43%	2.03%
Indexes
S&P North American Technology
Sector Index[1,2]	16.94%	15.59%	-7.90%[3]
Lipper Science & Technology
Funds Universe Average[4]	14.92%	16.12%	-8.59%[3]

1Reflects no deduction for fees, expenses or taxes.

2The name of the index changed in March 2008.

3Index comparison begins on July 31, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.51%
Total Annual Fund Operating Expenses	2.61%
Expenses Waived[4]	1.18%
Net Fund Operating Expenses	1.43%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.43%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$770	$1,296	$1,890	$3,493

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Bond Fund

An Overview of the Fund

Objective
To provide a high level of current income consistent with prudent investment risk.

Principal Strategies
Ivy Bond Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in bonds, primarily of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB and higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) or Baa and higher by Moody's Investors Service, Inc. (Moody's), or, if unrated, judged by the Fund's investment manager or subadvisor to be of comparable quality). To a lesser extent, the Fund also may invest in non-investment grade debt securities. Debt securities in which the Fund may invest include corporate and mortgage-backed securities, asset-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other debt obligations of U.S. banks or savings and loan associations. The Fund also may invest in interest rate derivatives for hedging purposes. The Fund expects that under normal market circumstances the effective duration of its portfolio will range from four to seven years.

In selecting securities, the Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt and issuer operations.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  an issuer of a debt security or other fixed-income obligation may not make payments on the security or obligation when due an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds changes in the maturities of bonds owned by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction
  Advantus Capital's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Certain U.S. government securities in which the Fund may invest, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Bond Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Bond Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1998	5.31%
1999	-2.57%
2000	10.64%
2001	8.00%
2002	9.78%
2003	5.04%
2004	4.36%
2005	1.85%
2006	4.15%
2007	2.03%

In the period shown in the chart, the highest quarterly return was 5.02% (the third quarter of 2001) and the lowest quarterly return was –2.73% (the second quarter of 2004). The Class A return for the year through June 30, 2008 was -3.75%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	-3.84%	2.26%	4.17%
After Taxes on Distributions	-5.38%	0.76%	2.23%
After Taxes on Distributions
and Sale of Fund Shares	-1.96%[2]	1.33%	2.62%
Indexes
Citigroup Broad Investment
Grade Index[3]	7.22%	4.55%	6.03%
Lipper Corporate Debt Funds
A Rated Universe Average[4]	4.47%	4.11%	5.08%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Bond Fund, the predecessor to Ivy Bond Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Bond Fund. Class A shares of Ivy Bond Fund would have had substantially similar returns to Class A shares of the Advantus Bond Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Bond Fund differ from expenses for Class A shares of Ivy Bond Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	0.81%
Total Annual Fund Operating Expenses	1.59%
Expenses Waived[4]	0.38%
Net Fund Operating Expenses	1.21%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.21%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$723	$1,072	$1,458	$2,530

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy High Income Fund

An Overview of the Fund

Objectives
To provide high current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Principal Strategies
Ivy High Income Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of IICO, the Fund's investment manager, consistent with the Fund's objectives. The Fund invests primarily in lower quality bonds, which include bonds rated BBB and below by S&P or Baa and below by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB and below by S&P or Ba and below by Moody's, or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest in fixed-income securities of any maturity and in companies of any size.

IICO may look at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of a company's fundamentals, including:

  financial strength
  growth of operating cash flows
  strength of management
  borrowing requirements
  improving credit metrics
  potential to improve credit standing
  responsiveness to changes in interest rates and business conditions strength of business model
  capital structure and future capital needs

Generally, in determining whether to sell a debt security, IICO considers the following:

  the dynamics of an industry and/or company change or are anticipated to change a change in strategy by a company
  a change in management's consideration of its creditors

IICO may sell a security if, in its opinion, the price of the security has risen to fully reflect the company's improved creditworthiness and other investments with greater potential exist. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy High Income Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may also cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors and industries changes in the maturities of bonds owned by the Fund
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy High Income Fund may be appropriate for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the objective of income. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of YEAR-BY-YEAR Returns
for Class A shares[1]
as of December 31 each year

2001	10.85%
2002	2.46%
2003	19.06%
2004	8.44%
2005	1.35%
2006	10.53%
2007	4.10%

In the period shown in the chart, the highest quarterly return was 7.09% (the fourth quarter of 2001) and the lowest quarterly return was -3.44% (the second quarter of 2002). The Class A return for the year through June 30, 2008 was -0.30%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	------	-----------	-----------
Class A (began on 07-03-2000)
Before Taxes	-1.89%	7.25%	6.01%
After Taxes on Distributions	-4.46%	4.70%	3.10%
After Taxes on Distributions
and Sale of Fund Shares	-0.34[1]%	5.16%	3.72%
Indexes
Citigroup High
Yield Market Index[1]	1.84%	10.97%	7.02%[2]
Lipper High Current Yield
Funds Universe Average[3]	1.50%	9.39%	5.42%[2]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	1.09%
Total Annual Fund Operating Expenses	1.97%
Expenses Waived[4]	0.61%
Net Fund Operating Expenses	1.36%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.36%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$745	$1,162	$1,625	$2,902

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Mortgage Securities Fund

An Overview of the Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Principal Strategies

Ivy Mortgage Securities Fund invests, under normal market conditions, at least 80% of its net assets in the mortgage and mortgage-related industry, including investment-grade securities representing interests in pools of mortgage loans, CMOs, commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities and asset-backed securities. The Fund invests in the securities of domestic and, to a lesser extent, foreign issuers. The Fund also may invest in interest rate derivatives primarily for hedging purposes.

In selecting securities, the Fund's investment subadvisor, Advantus Capital, follows a bottom-up, fundamental approach and considers factors such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. Advantus Capital also seeks undervalued or mispriced securities within the mortgage-related sectors. It does not place a primary focus on interest rate positions. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mortgage Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  an issuer of a mortgage-backed security or other fixed-income obligation may not make payments on the security or obligation when due rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income the value of a mortgage-backed security or other fixed-income obligation may decline due to changes in market interest rates mortgage-related securities purchased by the Fund, including restricted securities determined by Advantus Capital to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by Advantus Capital the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the mortgage and mortgage-related industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Certain U.S. government securities in which the Fund may invest, such as securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. In addition the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mortgage Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mortgage Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Mortgage Securities Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Mortgage Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

1998	6.94%
1999	1.52%
2000	12.12%
2001	8.85%
2002	9.15%
2003	4.20%
2004	4.66%
2005	2.31%
2006	4.73%
2007	2.15%

In the period shown in the chart, the highest quarterly return was 4.72% (the third quarter of 2001) and the lowest quarterly return was -1.38% (the second quarter of 2004). The Class A return for the year through June 30, 2008 was -5.78%.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares have not been in operation for a full calendar year.

Average Annual Total Returns
as of December 31, 2007

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	-3.72%	2.38%	4.99%
After Taxes on Distributions	-5.33%	0.68%	2.77%
After Taxes on Distributions
and Sale of Fund Shares	-1.87%[2]	1.36%	3.21%
Indexes
Lehman Brothers Mortgage-Backed
Securities Index[3]	6.95%	4.50%	5.91%
Lipper U.S. Mortgage Funds
Universe Average[4]	4.74%	3.47%	4.99%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Mortgage Securities Fund, the predecessor to Ivy Mortgage Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Mortgage Securities Fund. Class A shares of Ivy Mortgage Securities Fund would have had substantially similar returns to Class A shares of the Advantus Mortgage Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Mortgage Securities Fund differ from expenses for Class A shares of Ivy Mortgage Securities Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Mortgage Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3]	0.98%
Total Annual Fund Operating Expenses	1.73%
Expenses Waived[4]	0.59%
Net Fund Operating Expenses	1.14%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.14%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$724	$1,095	$1,510	$2,661

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Ivy Money Market Fund

An Overview of the Fund

Objective

To provide maximum current income consistent with stability of principal.

Principal Strategies

Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a requisite NRSRO, as defined in Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act), or if unrated, are of comparable quality as determined by IICO, the Fund's investment manager. The Fund seeks, as well, to maintain a NAV of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  the credit quality of the particular issuer or guarantor of the security the maturity of the security
  the relative value of the security
  the industry sector of the issuer of the security

Generally, in determining whether to sell a security, IICO uses the same analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the 1940 Act. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Money Market Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  a decrease in interest rates, which may cause prepayment of higher-yielding instruments held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, which may cause a decrease in the Fund's investment income an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline the credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund adverse market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Money Market Fund may be appropriate for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Money Market Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the periods shown. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Please visit www.ivyfunds.com for the Fund's most recent 7-day yield.

Chart of Year-by-Year Returns
for Class A shares[1]
as of December 31 each year

2001	3.60%
2002	1.40%
2003	0.81%
2004	0.53%
2005	2.37%
2006	4.25%
2007	4.47%

In the period shown in the chart, the highest quarterly return was 1.28% (the first quarter of 2001) and the lowest quarterly return was 0.05% (the first and second quarters of 2004). As of December 31, 2007, the 7-day yield was equal to 4.09%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.
Average Annual Total Returns
as of December 31, 2007

			Life
	1 Year	5 Years	of Class
	-----	---------	----------
Class A (began on 06-30-2000)	4.47%	2.47%	2.69%

Fees and Expenses

Ivy Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)[1]

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	None

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.53%
Total Annual Fund Operating Expenses	0.93%
Expenses Waived[4]	0.05%
Net Fund Operating Expenses	0.88%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

1The Fund may charge a fee of $1.75 per month on any account with a NAV of less than $250, except for retirement plan accounts.

2If you choose to receive your redemption proceeds by Federal Funds wire, a $10 wire fee will be assessed on your redemption proceeds.

3Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

4Through July 31, 2009, IFDI, the Fund's distributor, and WRSCO, the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 0.88%.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$112	$351	$610	$1,339

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Capital Appreciation Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of domestic and, to a lesser extent, foreign companies. IICO searches for high-quality companies characterized by profit growth, increased market share and an ability to exceed earnings expectations for the foreseeable future. It also considers valuation relative to future growth opportunities and operating free cash flow. There is no guarantee, however, that the Fund will achieve its objective.

Although major changes tend to be infrequent, the Board of Directors may change the Fund's investment objectives without seeking shareholder approval.

The Fund emphasizes growth stocks; however, it may also invest in value stocks. As well, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Although not a principal strategy, the Fund may invest in derivative instruments for the purpose of hedging its investments, as well as potentially enhancing its performance.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Capital Appreciation Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Core Equity Fund: The Fund seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality domestic and foreign companies that IICO believes are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Fund will achieve its objectives.

IICO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, IICO seeks to identify trends which indicate specific industries that have the potential to experience multi-year growth. Once identified, IICO seeks to invest in what it believes to be dominant companies that will benefit from these trends, including companies that IICO believes have long-term earnings potential greater than the market expectations.

Through its bottom-up stock selection, IICO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When IICO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade, that is, rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Dividend Opportunities Fund: The Fund seeks to achieve its objective of total return by investing primarily in large cap, high-quality companies with established operating records that IICO believes may accelerate or grow their dividend payout ratio. There is no guarantee, however, that the Fund will achieve its objective. Although major changes tend to be infrequent, the Board of Trustees of the Fund may change the Fund's investment objective without seeking shareholder approval.

IICO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments, thereby returning value to its shareholders. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value

The Fund's emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.

For Federal income tax purposes, net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally is taxed at a maximum rate of 15% for noncorporate shareholders, and "qualified dividend income" received by those shareholders is taxed as net capital gain as well, provided that certain holding period and other requirements are met. IICO believes that the tax treatment of qualified dividend income may benefit companies that regularly issue dividends.

Although the Fund invests primarily in domestic securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

While the Fund invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objective. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality.

At times, when IICO believes that a temporary defensive position is desirable or to achieve income, the Fund may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Fund may not achieve its objective.

Risks. An investment in Ivy Dividend Opportunities Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to medium-sized domestic and, to a lesser extent, foreign companies that IICO believes have appreciation possibilities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. IICO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, IICO concentrates on profitability, capital industry, cash flow and calculation measures, as well as earnings growth rates. IICO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that IICO believes offer above-average growth potential. The Fund primarily focuses on mid-cap growth companies that have the potential to become a large-cap company. Mid cap companies typically are companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, IICO considers a company's capitalization at the time the Fund acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Fund's investment policy. There is no guarantee, however, that the Fund will achieve its objective.

As noted, IICO utilizes a bottom-up approach in its selection of securities for the Fund, and focuses on companies with strong growth models, profitability and sound capital structures. Other desired characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders and a leading market position.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term U.S. government securities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother, more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on higher-quality companies. IICO seeks companies that it believes exhibit defensible market positions by having one or more of the following characteristics: a company that is a strong niche player, that features involvement of the founder; or that demonstrates a strong commitment to shareholders. IICO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's investment policy. From time to time, the Fund also will invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in IICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Fund may invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Fund may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund also may invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, however, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Cundill Global Value Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. There is no guarantee, however, that the Fund will achieve its objective.

The Fund may also invest up to 20% of its total assets in "distressed debt," which are fixed income securities, often non-investment grade, of distressed companies. Distressed debt securities may be issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Mackenzie, the Fund's investment subadvisor, generally chooses such securities for the Fund to seek capital appreciation rather than to seek income.

The investment approach of Mackenzie is based on a contrarian "value" philosophy. Mackenzie looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Mackenzie focuses primarily on the company's financial statements. Mackenzie also considers factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. A security is purchased when the price reflects a significant discount to Mackenzie's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Mackenzie does not forecast economies or corporate earnings.

When deciding to either buy or sell a security, Mackenzie also considers factors such as liquidity, capitalization, competition, management's history, corporate governance, foreign accounting anomalies and industry trends.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Cundill Global Value Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund: The Fund seeks to achieve its objective of a high level of total return by investing in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. Normally, the Fund invests approximately 50% to 70% of its total assets in international equity securities and approximately 30% to 50% of its total assets in international investment-grade debt securities. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in securities of companies or governments in developed foreign markets. However, the Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets. In addition, the Fund may invest up to 20% of its total assets in debt securities of companies or governments located in developing or emerging markets. Under normal circumstances, the Fund will maintain investments in securities of issuers in at least three countries.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting these equity securities, Templeton, the Fund's investment subadvisor, conducts a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential; that is, Templeton seeks securities that it believes are selling at a discount. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, as well as projected future earnings and cash flow, are also considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities, Templeton evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances. Templeton may rely on active duration management in an effort to add value to the Fund's holdings.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Core Equity Fund: The Fund seeks to achieve its primary objective of long-term capital growth and its secondary objective of current income by investing primarily in equity securities principally traded in European and Asian/Pacific Basin markets and primarily issued by reasonably valued companies with strong cash flows and exposure to global investment themes. IICO also may employ a growth approach, seeking companies whose earnings it believes will grow faster than the economy. There is no guarantee, however, that the Fund will achieve its objectives.

The Fund invests in a variety of economic sectors and industry segments to seek to reduce the effects of price volatility in any one area. IICO seeks to identify an investment theme, then determine the most appropriate sectors and geographies to benefit from that theme and finally to find reasonably valued companies with improving returns on capital, good growth prospects and solid cash generation. IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis (economic growth, money flows, business cycle, interest rates, political climate, and currencies), industry dynamics (growth opportunities, competitive dynamics, cyclical sensitivity, and economic returns), and individual stock selection (strong cash flow, strengthening fundamentals, solid or improving competitive advantage, expected returns, value relative to peers, and growth prospects) in composing the portfolio.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and invest without limit in government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Asset Strategy Fund: The Fund seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds, and short-term instruments of both foreign and domestic issuers. The Fund may invest up to 100% of its total assets in foreign securities. The Fund may invest in almost any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Fund will change from time to time depending on IICO's assessment of the market for each investment type. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

IICO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's objective. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO's decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective.

IICO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (1940 Act). The Fund also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

The Fund may also seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Fund normally would be hedging its exposure on debt obligations that it holds.

As a temporary defensive measure, the Fund may increase its holdings in bonds or short-term instruments when IICO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Fund may also invest in derivative instruments for both defensive and speculative purposes. IICO may, as a temporary defensive measure, invest up to all of the Fund's assets in money market instruments rated in one of the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or unrated securities judged by IICO to be of comparable quality, and up to 25% of the Fund's total assets in precious metals.

Although IICO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Fund's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce Fund volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Fund's holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Fund may also invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

"Real estate" securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

"Real estate-related" securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital has built a network of industry contacts that is designed to enhance its knowledge of a company's underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Fund's real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and mortgages. The Fund primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level Federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other entities subject to Federal income tax. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by REITs, but also may engage in related or unrelated businesses. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Fund may invest up to 10% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in IICO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Fund.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Bond Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in bonds of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in a variety of investment-grade debt securities which include:

  investment-grade corporate debt obligations and mortgage-backed securities debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)
  investment-grade mortgage-backed securities issued by governmental agencies and financial institutions investment grade asset-backed securities
  investment-grade debt securities issued by foreign governments and companies debt obligations of U.S. banks and savings and loan associations

The Fund may invest a portion of its assets in investment-grade debt obligations issued by companies in a variety of industries. The Fund may invest in long-term debt securities (maturities of more than ten years), intermediate debt securities (maturities from three to ten years) and short-term debt securities (maturities of less than three years). However, the Fund expects that under normal market circumstances, the effective duration of its portfolio will range from four to seven years.

In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Fund may also invest a portion of its assets in governmental and non-governmental mortgage-related securities, including CMOs, CMBSs, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

Asset-backed securities represent interests in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts. The Fund may invest up to 20% of its net assets in non-investment grade securities (for example, securities rated BB or Ba by S&P or Moody's, respectively). The Fund may also invest up to 10% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Low-rated Securities Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy High Income Fund: The Fund seeks to achieve its primary objective of a high level of current income and its secondary objective of capital growth (when consistent with its primary objective) by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of IICO, consistent with the Fund's objectives. There is no guarantee, however, that the Fund will achieve its objectives.

In general, the high level of income that the Fund seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by IICO to be of comparable quality; these include bonds rated BBB or lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

In selecting securities, IICO uses a bottom-up analysis that includes extensive modeling and talking with a company's management team, industry consultants and sell-side research to help formulate opinions. The Fund primarily owns debt securities, which may include loan participations and other loan instruments, and may own fixed income securities with varying maturities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

The Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Fund normally would be hedging its exposure on debt obligations that it holds.

The Fund may invest an unlimited amount of its assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Fund, IICO may take any one or more of the following steps with respect to the Fund's assets:

  shorten the average maturity of the Fund's debt holdings
  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize investment-grade debt securities and/or senior secured debt

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy High Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mortgage Securities Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in higher-quality mortgage-related securities. The Fund invests a significant portion of its assets in investment-grade securities representing interests in pools of mortgage loans, and in a variety of other mortgage-related securities including CMOs, CMBSs, stripped mortgage-backed securities and asset-backed securities. The Fund seeks to provide investors with exposure to quality and higher yield potential through broad ownership in pools of mortgage loans across all sectors of the market. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. The Fund may invest lesser portions of its assets in non-investment grade mortgage-related securities. The Fund may also invest up to 10% of its total assets in foreign securities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting mortgage-related securities, Advantus Capital focuses on relative value trading among individual securities in the mortgage-backed securities, asset-backed securities and CMBS markets and considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30 year fully-amortized loan versus a 15 year fully-amortized loan). Advantus Capital also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances. As well, Advantus Capital attempts to diversify the Fund's holdings among all sectors of the mortgage-related market in an effort to minimize risk.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Fund may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (that is, savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and the FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. In addition, the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government-related securities. Unlike certain U.S. government agency-sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Fund may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or, if the securities are registered, the Fund may bear the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid.

Investing in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Mortgage Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Money Market Fund: The Fund seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

  U.S. government securities (including obligations of U.S. government agencies and instrumentalities)
  bank obligations and instruments secured by bank obligations, such as letters of credit commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs corporate debt obligations, including variable rate master demand notes
  Canadian government obligations
  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a corporation in whose commercial paper the Fund may invest

The Fund may only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

Risks. An investment in Ivy Money Market Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or the investment subadvisor in selecting investments.

Each Fund may may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Fund (other than Ivy Money Market Fund) may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to that Fund may be significant.

Each Fund may actively trade securities in seeking to achieve its objectives. Factors that can lead to active trading for any fund include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, IICO or the investment subadvisor, as applicable, may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet IICO's or an investment subadvisor's, as applicable, selection criteria for implementing the Fund's investment objectives, strategies and policies.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

Commodities Risk – Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk – An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk – If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk – An issuer of a debt security (including mortgage-backed securities) or a Real Estate Investment Trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or the investment subadvisor's, as applicable, analysis of credit risk more heavily than usual.

Derivatives Risk – A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk – A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). A Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk – Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk – The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk – Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk – A Fund may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk – Investments in IPOs can have a significant positive impact on the Fund's performance in the near term; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.

Interest Rate Risk – The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Funds may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since most ETFs are a type of investment company, a Fund's purchases of shares of such ETFs are subject to the Fund's non-fundamental investment restrictions regarding investments in other investment companies.

ETFs have a market price that reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the underlying investment company (which is in addition to the investment management fee paid by a Fund).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk – A Fund with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk – Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk – In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

Market Risk – All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk – Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If a Fund purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Prepayment Risk – Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Fund's investment income.

REIT-Related Risk – The value of a Fund's REIT securities may be adversely affected by changes in the value of the REIT's underlying property. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass through income treatment under the Code, or maintain its exemption from registration under the 1940 Act.

REOC-Related Risk – A REOC is similar to an equity REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a typical REOC does not have the favorable tax treatment that is accorded a REIT.

Small Company Risk – Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk – Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO or the investment subadvisor, undervalued. The value of a security believed by IICO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $28 billion in assets under management as of March 31, 2008 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002, and as investment manager for each of the Funds in Ivy Funds, Inc. since June 30, 2003. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Real Estate Securities Fund, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $19 billion in assets under management as of March 31, 200 8 .

Under an agreement between IICO and Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Global Natural Resources Fund. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of March 31, 2008, had approximately $60.9 billion Canadian in assets under management.

Under an agreement between IICO and Mackenzie, Mackenzie also serves as investment subadvisor to Ivy Cundill Global Value Fund. Mackenzie Cundill Investment Management Ltd. (Cundill) is one of the companies that comprises The Cundill Division of Mackenzie and, under a Memorandum of Understanding with Mackenzie, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund.

Templeton Investment Counsel, LLC (Templeton), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy International Balanced Fund pursuant to an agreement with IICO. Templeton has an agreement with its affiliate, Templeton Global Advisors Limited, under which Edgerton Tucker Scott provides his services to Ivy International Balanced Fund. In addition, Templeton has an agreement with its affiliate, Franklin Advisors, Inc., under which Michael Hasenstab, Ph.D. provides his services to the Fund. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $201 billion in assets under management as of March 31, 2008.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Money Market Fund: 0.40% of net assets
  Ivy Mortgage Securities Fund: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion
  Ivy Bond Fund: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion
  Ivy High Income Fund: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion
  Ivy Capital Appreciation Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion
  Ivy Asset Strategy Fund, Ivy Dividend Opportunities Fund, Ivy International Balanced Fund, Ivy Large Cap Growth Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy Core Equity Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, 0.55% of net assets over $3 billion and up to $5 billion, 0.525% of net assets over $5 billion and up to $6 billion, and 0.50% of net assets over $6 billion.
  Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy International Core Equity Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.70% of net assets over $3 billion
  Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2008 were:

Fund	Management Fees Paid
Ivy Asset Strategy Fund	0.59%
Ivy Bond Fund	0.53%
Ivy Capital Appreciation Fund	0.65%
Ivy Core Equity Fund	0.70%
Ivy Cundill Global Value Fund	0.94%
Ivy Dividend Opportunities Fund	0.70%
Ivy Global Natural Resources Fund	0.80%
Ivy High Income Fund	0.63%
Ivy International Balanced Fund	0.70%
Ivy International Core Equity Fund	0.85%
Ivy Large Cap Growth Fund	0.70%
Ivy Mid Cap Growth Fund	0.85%
Ivy Money Market Fund	0.40%
Ivy Mortgage Securities Fund	0.50%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%
A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the Funds in this Prospectus is available in each Fund's Semiannual Report to Shareholders dated September 30, 2007.

Portfolio Management

Ivy Asset Strategy Fund: Michael L. Avery, Ryan F. Caldwell and Daniel J. Vrabac are primarily responsible for the day-to-day management of the Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. In June 2005 he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has held his Ivy Asset Strategy Fund responsibilities since January, 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Mr. Vrabac has held his Fund responsibilities for Ivy Asset Strategy Fund since January 1997. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Ivy Bond Fund: Christopher R. Sebald, Thomas B. Houghton and David W. Land are primarily responsible for the day-to-day management of Ivy Bond Fund. Mr. Sebald has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Bond Fund, Inc., since August 2003. He has served as Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Sebald had served as Senior Vice President and Portfolio Manager for AEGON USA Investment Management from July 2000 through July 2003. He earned a BS degree in Economics from the University of Minnesota and a MBA from the University of Minnesota. He is a Chartered Financial Analyst.

Mr. Land has held his responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return, Advantus Capital, since April 2004. Mr. Land was Senior Analyst at AXA Investment Managers North America, Inc. from August 2003 to April 2004. He served as Senior Investment Officer of Advantus Capital from July 2000 to July 2003. Mr. Land earned a BA from Thomas More College and a MBA from the University of Cincinnati. He is a Chartered Financial Analyst.

Mr. Houghton has held his Fund responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Houghton had served as Senior Investment Officer with Advantus Capital from April 2002 to August 2003. Previously, Mr. Houghton was a Senior Securities Analyst, Public Corporate Bonds, with American Express from July 2001 through March 2002.

Ivy Capital Appreciation Fund: Barry M. Ogden is primarily responsible for the day-to-day management of Ivy Capital Appreciation Fund, and has held his Fund responsibilities since January 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Ogden has served as assistant portfolio manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1994. He graduated from the University of Kansas with a BS degree in accounting, and has earned the designation of Certified Public Accountant. Mr. Ogden is a Chartered Financial Analyst.

Ivy Core Equity Fund: Erik R. Becker and Gustaf C. Zinn are primarily responsible for the day-to-day management of Ivy Core Equity Fund. Mr. Becker has held his Fund responsibilities since February 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Core Equity Fund since 2003, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has held his responsibilities for Ivy Core Equity Fund since February 2006. He has been an employee of WRIMCO since 1998 and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst. Mr. Zinn is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. Mr. Zinn is a Chartered Financial Analyst.

Ivy Cundill Global Value Fund: F. Peter Cundill founded Peter Cundill & Associates Ltd. in 1975, and, from the inception of the Fund in March 2000 until earlier this year, held the position of portfolio manager for Ivy Cundill Global Value Fund. Although Mr. Cundill will no longer be responsible for the day-to-day management of the Fund, he will, in his position as Chief Investment Officer of The Cundill Division of Mackenzie, lead the management team of which Wade S. Burton and Andrew Massie are members, and who are now primarily responsible for the day-to-day management of Ivy Cundill Global Value Fund. Each has held his Fund responsibilities since December 2007.

Mr. Burton has been Vice President, Investment Management, and Portfolio Manager and Research Analyst with The Cundill Division since September 2006. He was with Cundill Investment Research Ltd., Vancouver since 2000, serving as an analyst, associate portfolio manager and portfolio manager. Mr. Burton holds a B. A. degree in Political Science from the University of Western Ontario, and pursued graduate studies in Finance and Accounting at McGill University. He is a Chartered Financial Analyst.

Mr. Massie has been Vice President, Investment Management, and Portfolio Manager and Research Analyst with The Cundill Division since September 2006. He was with Cundill Investment Research Ltd. and prior to that, Peter Cundill and Associates Ltd., Vancouver since 1984, serving in a variety of capacities, most recently as a portfolio manager. Mr. Massie's educational experience includes first year studies in the Business Program at Langara College, the Canadian Securities Course, Third Year Certified General Accountant (CGA) Program, and the Canadian Investment Manager Program (CIM).

Ivy Dividend Opportunities Fund: David P. Ginther is primarily responsible for the day-to-day management of Ivy Dividend Opportunities Fund. He has held his responsibilities for Ivy Dividend Opportunities Fund since its inception in June 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Ivy Funds, Inc., and portfolio manager for other investment companies for which IICO or WRIMCO serves as investment manager, and has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Global Natural Resources Fund. He has managed the Fund since its inception in January 1997. Mr. Sturm is also is primarily responsible for the day-to-day management of W&R Target Global Natural Resources Portfolio, whose investment adviser is WRIMCO. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce and finance from the University of Toronto. Mr. Sturm is a Chartered Financial Analyst.

Ivy High Income Fund: Bryan C. Krug is primarily responsible for the day-to-day management of Ivy High Income Fund, and has held his Fund responsibilities since February 2006. He joined WRIMCO in 2001 as a high yield investment analyst and will continue to support the high-yield investment team in this capacity. He is Vice President of IICO and WRIMCO and Vice President of Ivy Funds, Inc. Mr. Krug earned a BS in finance from Miami University, Richard T. Farmer School of Business.

Ivy International Balanced Fund: Edgerton Tucker Scott III and Michael Hasenstab, Ph.D. are primarily responsible for the day-to-day management of Ivy International Balanced Fund. Mr. Scott has held his responsibilities since the inception of the Fund in December 2003, and was the portfolio manager for the predecessor fund since June 2000. He is Senior Vice President of Templeton Investment Counsel, LLC. Mr. Scott earned a BA from the University of Virginia and a MBA from Amos Tuck School of Business at Dartmouth College. He is a Chartered Financial Analyst.

Dr. Hasenstab has held his Ivy International Balanced Fund responsibilities since March 2006. He joined Franklin Templeton Investments in July 1995, and, after taking a leave of absence to obtain his Ph.D., rejoined the company in April 2001. Dr. Hasenstab is Vice President, Co-Director of International Fixed Income, and portfolio manager for Franklin Templeton Investments' International Bond Department. Dr. Hasenstab earned a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.

Ivy International Core Equity Fund: Thomas A. Mengel and John C. Maxwell are primarily responsible for the day-to-day management of Ivy International Core Equity Fund. Mr. Mengel has held his Fund responsibilities since December 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Mengel has been a portfolio manager for, and employee of, WRIMCO since May 1996. He is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

John C. Maxwell has held his Ivy International Core Equity Fund responsibilities since February 2006. He joined WRIMCO in 1998 as an investment analyst and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003. In 2004, Mr. Maxwell began assisting the international group as an investment analyst. He has been appointed Vice President of IICO and WRIMCO. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of, and co-portfolio manager for, Waddell & Reed Advisors Vanguard Fund, Inc. and W&R Target Growth Portfolio, for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his Fund responsibilities for Ivy Large Cap Growth Fund since June 2006. He joined WRIMCO in 1998, and has served as a portfolio manager for funds managed by WRIMCO since that time. He is Senior Vice President of WRIMCO and IICO, and Vice President of, and co-portfolio manager for, W&R Target Growth Portfolio and Waddell & Reed Advisors Vanguard Fund, Inc., for which WRIMCO serves as investment manager. Mr. Sanders earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott joined WRIMCO in April 1999. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Money Market Fund: Mira Stevovich is primarily responsible for the day-to-day management of the Ivy Money Market Fund, and has held her Fund responsibilities since the inception of the Fund. She is Vice President of IICO and WRIMCO, Vice President and Assistant Treasurer of Ivy Funds, Inc. and of the Trust, and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987. Ms. Stevovich earned a BA degree from Colorado Womens College. She holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. Ms. Stevovich is a Chartered Financial Analyst.

Ivy Mortgage Securities Fund: Christopher R. Sebald and David W. Land are primarily responsible for the day-to-day management of Ivy Mortgage Securities Fund. Mr. Sebald has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Mortgage Securities Fund, Inc., since August 2003. He is also portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Mr. Land has held his Fund responsibilities for Ivy Mortgage Securities Fund since April 2004. He also is portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Ivy Real Estate Securities Fund: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Mr. Betlej has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his Fund responsibilities for Ivy Real Estate Securities Fund since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, RBC Dain Rauscher, Inc. Mr. Bolken is a Chartered Financial Analyst.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Gilbert C. Scott is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund, and has held his Fund responsibilities since August 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

InvestEd 529 Plan

The InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code). Waddell & Reed, Inc., the program manager for the InvestEd Plan, is offering the InvestEd Plan to Arizona residents as well as to residents of other states.

Contributions to InvestEd Plan accounts may be invested in shares of the Funds, which are held in the name and for the benefit of the Arizona Commission for Postsecondary Education in its capacity as Trustee of the Program. Class E shares purchased with contributions for a particular InvestEd Plan account are allocable to that account and will be redeemed to effect withdrawals requested by the InvestEd Plan account owner, as further described in this prospectus. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to applicable Federal, state and local tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified in response to any such changes.

Please read the Program Overview and InvestEd Account Application carefully before investing.

Class E shares

This Prospectus offers one class of shares, Class E shares. Class E shares are only available for investment through a qualified state tuition program in accordance with Section 529 of the Code (529 Plan).

Each Fund (other than Ivy Money Market Fund) has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class E shares. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of Class E shares as well as the services provided to shareholders by their financial advisor or financial intermediary. Under the Class E Plan, a Fund may pay IFDI, the Funds' distributor, a fee of 0.25%, on an annual basis, of the average daily net assets of the Class E shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund's Class E shares, providing personal service to Class E shareholders and/or maintaining Class E shareholder accounts. The amounts shall be payable to IFDI daily or at such other intervals as the Board of Trustees or Board of Directors may determine.

Since these fees are paid out of a Fund's assets or income on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. All or a portion of these fees may be paid to your financial advisor or a financial intermediary.

Other share classes of the Funds may be offered in separate prospectuses. Since each class of shares of a Fund has its own expense structure, the NAV per share for each class may differ.

Class E shares are subject to an initial sales charge (other than Ivy Money Market Fund) when purchased for your InvestEd Plan account, based on the amount of your investment, according to the table below. As noted, Class E shares that have a Plan pay an annual 12b-1 fee of 0.25% of average Class E net assets.

Calculation of Sales Charges on Class E Shares

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
-------------	-----------	-----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class E shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see "Additional Compensation to Intermediaries" for more information.

Sales Charge Reductions

For purposes of the following disclosure regarding Rights of Accumulation, Letter of Intent and Account Grouping, Class E shares held in your InvestEd Plan are treated as shares held by you directly.

Lower sales charges on the purchase of Class E shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included. Purchases made during the 30 days prior to receipt by WRSCO of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to WRSCO's receipt of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 days prior to receipt by WRSCO of the LOI.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class E shares in any account that you own may be grouped with the current account value of purchased Class E, Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class E shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class E shares may be purchased at NAV by:

  Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees
  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of IICO, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed
  Clients who transferred their 529 Plan accounts from the Arizona Family College Savings Program sponsored by Securities Management and Research, Inc. (SM&R) to the InvestEd Plan sponsored by Waddell & Reed, Inc. due to the closing of the SM&R-sponsored 529 Plan, and who established their SM&R-sponsored Plans directly through SM&R rather than through a financial intermediary and qualified for NAV pricing through SM&R
  Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements

For purposes of determining sales at NAV, an individual's domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class E shares may be purchased at NAV through:

  Exchange of Class E shares of any fund in the Ivy Family of Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment once each calendar year of all or part of the proceeds of redemption of your Class E shares of a Fund in Class E shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of certain Class E shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of certain of the Fund's Class E shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

The CDSC for Class E shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the InvestEd Plan account holder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI redemptions of shares purchased for InvestEd Plan accounts held by current or retired Trustees or Directors of the Funds, Directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares for the purpose of complying with the excess contribution limitations prescribed by the Program if the excess contributions are rolled over to another InvestEd Plan account for a different Designated Beneficiary redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company the exercise of certain exchange privileges
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500, or less than $250 for Ivy Money Market Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates for providing related client-level recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed financial advisors sell primarily shares of the Funds and the Waddell & Reed Advisors Funds, a separate mutual fund family for which Waddell & Reed serves as principal underwriter and distributor (Fund Families). Either IICO or WRIMCO (Manager) is the investment manager for each fund in the respective Fund Families. The Managers are affiliates of Waddell & Reed.

Waddell & Reed financial advisors are not required to sell only shares of the funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed, and/or its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily against the assets held by the funds in the Fund Families and are paid to the Managers out of fund assets.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed and the Managers, since payments to Waddell & Reed and the Managers increase as more assets are invested in the Fund Families. Waddell & Reed employee compensation (including management and certain sales force leader compensation) and operating goals at all levels are tied to Waddell & Reed's overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor's decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed's Form ADV Disclosure Brochure.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Account Registration

Pursuant to Arizona requirements, InvestEd Plan accounts generally may only be registered in the name of an individual who is the Account Owner. The Account Owner is the one who has the authority to designate the Designated Beneficiary, make withdrawals, select the Funds in which to invest and otherwise control the account. The Account Owner may be anyone--a parent, grandparent, friend or self. Joint owners, or joint accounts, are not permitted. Although only one person may be listed as the Account Owner, you should designate a successor Account Owner on the InvestEd Plan Account Application in the event of the Account Owner's death.

An account may also be opened by a state or local government or a 501(c)(3) organization as the Account Owner, if the account will be used to fund scholarships for persons whose identity will be determined after the account is opened.

Although these registrations are the only way an account can be set up, anyone may contribute to an InvestEd Plan account once it is established. See the section entitled Additional Investments.

The Account Owner will identify, on the InvestEd Plan Account Application, a Designated Beneficiary. A Designated Beneficiary can be any person interested in pursuing post high school training and educational opportunities at an accredited institution, including the Account Owner.

The Designated Beneficiary can be changed to a family member, as defined by current tax laws, of the original beneficiary.

There is a one-time $10 application fee per InvestEd Plan account, paid by Waddell & Reed at the time of the initial investment and forwarded to the Arizona Commission for Postsecondary Education (Commission), under whose authority the InvestEd Plan is made available, to help defray its administrative costs. Shares of a Fund held in your InvestEd Plan account are held in the name of the Commission, as Trustee of the Program.

InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This fee will be waived for Arizona residents.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge.

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds and certain credit default swap instruments are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Asset Strategy Fund, Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Balanced Fund and Ivy International Core Equity Fund, which may invest a significant portion of their assets in foreign securities (and, with respect to Ivy Asset Strategy Fund, in derivatives on those securities), may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. IICO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

When you place an order to buy shares for your InvestEd Plan account, your order will be processed at the next NAV calculated after your order, in proper form, is received and accepted. Proper form includes receipt by Waddell & Reed, in the home office, of a completed InvestEd Plan Account Application and additional required documentation, if applicable. Please note that all of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

Shares of a Fund may be purchased for your InvestEd Plan account through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. Your order will receive the offering price next calculated after the order has been received in proper form by Waddell & Reed. Therefore, if your order is received in proper form by Waddell & Reed before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day.

Broker-dealers that perform account transactions for their clients by participating in networking through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients for whose account shares of a Fund are purchased if the broker-dealer performs any transaction erroneously or improperly.

When you sign your Account Application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable).

To add to your account by mail: Make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase. Mail to:

Waddell & Reed, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By Automatic Investment Service: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.

IFDI and/or Waddell & Reed reserve the right to reject any purchase orders, including purchases by exchange, and IFDI, Waddell & Reed and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)

*An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

Additional Investments

Subject to the minimums described above, you, or anyone, can make additional investments of any amount at any time; however, with respect to Class E shares, all or a portion of the amount invested will not be accepted to the extent that such contributions would cause the total maximum account value or balance for a Designated Beneficiary for all InvestEd Plans to exceed limits imposed by the InvestEd Plan. For the 2007-2008 academic year, the maximum account balance at the time of a contribution is, in the aggregate per beneficiary, $318,000, as determined by the Arizona Commission for Postsecondary Education. Maximum account balance amounts will be adjusted each year based upon a formula developed by The College Board that estimates the average cost of attending a private 4-year college. Under current law, any excess contribution with respect to a Designated Beneficiary must be promptly withdrawn as a non-qualified withdrawal or rolled over into an account for a different Designated Beneficiary.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

Selling your InvestEd Plan Class E shares

Only the Account Owner may request withdrawals from an InvestEd Plan account, which will be accomplished by selling (redeeming), at any time, some or all of the account's shares, subject to a penalty if applicable.

When you place an order for a withdrawal from your InvestEd Plan account, that order will be treated as an order to sell shares, and the shares will be sold at the next NAV calculated, subject to any applicable CDSC and/or redemption fee, after your order, in proper form, is received and accepted. Proper form includes receipt by your financial advisor or IFDI of a completed InvestEd Plan Withdrawal Form. Withdrawals will be classified as either Qualified or Non-Qualified for Federal, state and local income tax purposes.

Generally. each withdrawal from an InvestEd Plan account comprises two pro rata components: (1) a return of principal and (2) earnings. The return of principal portion of any withdrawal, whether Qualified or Non-Qualified, is not taxable. As explained in more detail below, the earnings portion of a withdrawal may be subject to taxation, and possibly penalties, depending on whether a withdrawal is Qualified or Non-Qualified. The Account Owner is responsible for determining whether a withdrawal is Qualified or Non-Qualified and whether a penalty applies.

Qualified Withdrawals. A Qualified withdrawal is a withdrawal used for Qualified Higher Education Expenses, which may include tuition, fees, books, supplies and equipment required for the enrollment or attendance of a Designated Beneficiary at an eligible educational institution and/or qualified room and board expenses for students who attend an eligible educational institution at least half-time.

Non-Qualified Withdrawals. A Non-Qualified withdrawal is a withdrawal that is not used for Qualified Higher Education Expenses, as defined above. Non-Qualified withdrawals are generally subject to income taxes and penalties, if applicable, on the earnings portion of the withdrawal, as described below. Penalty-free withdrawals may be made in the event the Designated Beneficiary receives a scholarship (not to exceed the amount of the scholarship award), dies or becomes permanently disabled, although the earnings portion of the withdrawal will be subject to tax.

If you choose to withdraw the money you have accumulated in your InvestEd Plan account for non-qualified expenses, taxes and penalties will apply. The earnings portion of the Non-Qualified withdrawal generally will be subject to income tax at the tax rate of the person for whose benefit the withdrawal is made. In addition, the earnings portion of any Non-Qualified withdrawals will also be subject to a Federal tax penalty in the form of an additional 10% tax on the earnings portion of the non-qualified withdrawal.

At the request of the Account Owner, the withdrawal proceeds may be made payable to an eligible educational institution on behalf of the Designated Beneficiary.

Currently, when shares are redeemed in a Qualified withdrawal, the withdrawals are Federal income tax-free (such withdrawals may still be subject to state and/or local taxes). Please consult your tax advisor regarding the current tax consequences of withdrawals from your InvestEd Plan account. The Account Owner or the Beneficiary is responsible for retaining the appropriate documentation for the tax treatment of Qualified Withdrawals. The Account Owner or the Beneficiary is responsible for determining whether a withdrawal is Non-Qualified, making the appropriate filings with the IRS and paying the 10% federal tax penalty on earnings.

When you make a withdrawal from your InvestEd Plan account by placing an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent. Note the following:

  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

You may reinvest, without a sales charge, all or part of the amount of Class E shares of a Fund you redeemed by sending to the applicable Fund the amount you want to reinvest for your InvestEd Plan account. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption, and the reinvestment must be made into the same fund, account, and class of shares from which it was redeemed. You may do this only once each calendar year with respect to shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders

The CDSC, if applicable, will not apply to the proceeds of Class E shares of a Fund which are redeemed and then reinvested in Class E shares of the same Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year with respect to Class E shares of a Fund. The reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus, SAI, annual report or other information about each Fund request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the introducing broker.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds in the Ivy Family of Funds, including accessing a Fund's current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange and after every transfer or redemption)
  quarter-to-date statements (quarterly)
  year-to-date statements (after the end of the fourth calendar quarter)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund's most recent prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the "Access Your Account" feature available via www.ivyfunds.com.

Exchange Privileges

Except as otherwise noted, you may sell (redeem) your Class E shares and buy Class E shares of another Fund in the Ivy Family of Funds that offers Class E shares without the payment of an additional sales charge. For Class E shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class E shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market Fund shares were previously acquired by an exchange from Class E shares of another Fund in the Ivy Family of Funds for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares).

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands. Before exchanging into a Fund, read its prospectus.

How to Exchange

Please note the InvestEd Plan accounts may have special restrictions on exchanges.

If you are investing through certain third-party broker dealers, contact your plan administrator or other recordkeeper for information about how to exchange.

If you have an account set up that is maintained on our shareholder servicing system, the following applies:

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

Market Timing Policy

The Class E shares of the Funds are intended for long-term investment purposes to save for post-secondary education. Because Class E shares are an investment vehicle for your InvestEd Plan, investor-initiated exchanges among the Funds are limited by the terms of your InvestEd Plan. In addition, tax regulations impose penalties on redemptions of Class E shares that are Non-Qualified Withdrawals. As a result, it is unlikely that investments in Class E shares would be used to engage in market-timing activity. While IFDI and WRSCO recognize that investments in Class E shares do not likely present the same opportunity for market-timing activity that may be present for other funds, WRSCO monitors for such activity, as described below. As well, the Funds will take steps to seek to deter frequent purchases and redemptions in other classes of Fund shares (market timing activities). Market timing activities in any class of shares of the Funds, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting each Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Cundill Global Value Fund, Ivy International Balanced Fund and Ivy International Core Equity Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund or in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund.

To discourage market timing activities by investors, the Funds' Board of Directors or Board of Trustees has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in omnibus accounts, WRSCO will, if possible, place a trading block at a tax ID number level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account.

The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

A financial intermediary through which an investor may purchase shares of a Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Funds' consent or direction to undertake those efforts. In other cases, the Funds may elect to allow the intermediary to apply its own policies with respect to frequent trading in lieu of seeking to apply the Funds' policies to shareholders investing in the Funds through such intermediary, based upon the Funds' conclusion that the intermediary's policies sufficiently protect shareholders of the Funds. In either case, the Funds may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Funds and discussed in this Prospectus. If an investor purchases a Fund's shares through a financial intermediary, that investor should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to that account.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class E shares of that Fund after holding the shares fewer than 30 days. Each of the non-international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf

4.	redemptions of shares purchased through Automatic Investment Service (AIS).

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Regular Investment Plans
Automatic Investment Service
To move money from your bank account to an existing Fund account
Minimum Amount	Frequency
$25 (per Fund)	Monthly

Funds Plus Service
To move money from Ivy Money Market Fund to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year. Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund, Ivy Dividend Opportunities Fund, Ivy International Balanced Fund and Ivy Real Estate Securities Fund

Declared daily and paid monthly: Ivy Bond Fund, Ivy Money Market Fund and Ivy Mortgage Securities Fund.

Declared monthly and paid monthly: Ivy High Income Fund

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions in respect of Class E shares are automatically paid in additional shares.

Taxes

Class E shares

In general, your investment in Class E shares of a Fund is part of the Program. The Program has received a ruling from the Internal Revenue Service stating that, in general, the Program qualifies under Section 529 of the Code so that earnings on Program investments are not subject to Federal income tax (with respect to either a contributor to the Program or a Designated Beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay the "qualified higher education expenses" of your Designated Beneficiary are tax-free for Federal income tax purposes. State and local taxes may still apply.

Withdrawals of earnings that are not used for the Designated Beneficiary's qualified higher education expenses generally are subject not only to Federal income tax but also to a Federal penalty in the form of an additional 10% tax on the earnings portion of any non-qualified withdrawal (unless such amounts are transferred within sixty (60) days to another qualified tuition program for the same Designated Beneficiary as under the Program). Withdrawals attributable to contributions to the Program (including the portion of any rollover from another state's qualified tuition plan that is attributable to contributions to that plan) are not subject to tax.

In general, Qualified Higher Education Expenses include the costs of tuition, fees, books, supplies and equipment for the Designated Beneficiary's attendance at an "eligible educational institution" as well as qualified room and board if the Designated Beneficiary attends such institution at least half-time. The terms "qualified higher education expenses," "Designated Beneficiary," and "eligible educational institution" are as defined in the Code and as described in the Program Overview.

The foregoing is only a brief summary of some of the important Federal income tax considerations relating to investments in the Fund under the Program; you will find more information in the SAI and the Program Overview. You are urged to consult your own tax advisor for information about the state and local tax consequences of, and the impact of your personal financial situation on, an investment in your InvestEd Plan. In addition, please note that if you are a resident of a state other than Arizona, there may be state tax benefits available to you from an investment in a 529 Plan offered by your state.

Financial Highlights

The following information is to help you understand the financial performance of each Fund for the fiscal period shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during the period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with each Fund's financial statements for the fiscal year ended March 31, 2008, are included in the Funds' Annual Reports to Shareholders, which are incorporated by reference into each SAI. The annual report contains additional performance information and will be made available upon request and without charge.

FINANCIAL HIGHLIGHTS
       IVY ASSET STRATEGY FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$20.69

Income from investment operations:
Net investment income	0.05	(b)
Net realized and unrealized gain on investments	6.57	(b)

Total from investment operations	6.62

Less distributions from:
Net investment income	(0.11)
Capital gains	(0.15)

Total distributions	(0.26)

Net asset value, end of period	$27.05

Total return(c)	32.15%
Net assets, end of period (in millions)	$11
Ratio of expenses to average net assets	1.63	%(d)
Ratio of net investment loss to average net assets	-0.05	%(d)
Portfolio turnover rate	57	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY BOND FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$10.46

Income (loss) from investment operations:
Net investment income	0.43	(b)
Net realized and unrealized loss on investments	(0.62	)(b)

Total from investment operations	(0.19	)(b)

Less distributions from:
Net investment income	(0.43)
Capital gains	(0.00)

Total distributions	(0.43)

Net asset value, end of period	$9.84

Total return(c)	-1.85%
Net assets, end of period (in thousands)	$811
Ratio of expenses to average net assets	1.59	%(d)
Ratio of net investment income to average net assets	4.14	%(d)
Portfolio turnover rate	75	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY CAPITAL APPRECIATION FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$10.12

Loss from investment operations:
Net investment loss	(0.03	)(b)
Net realized and unrealized loss on investments	(0.30	)(b)

Total from investment operations	(0.33)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$9.70

Total return(c)	-3.40%
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets including expense waiver	1.35	%(d)
Ratio of net investment loss to average net assets including expense waiver	-0.28	%(d)
Ratio of expenses to average net assets excluding expense waiver	1.73	%(d)
Ratio of net investment loss to average net assets excluding expense waiver	-0.66	%(d)
Portfolio turnover rate	81	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY CORE EQUITY FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$10.05
Income (loss) from investment operations:
Net investment loss	(0.03	)(b)
Net realized and unrealized gain on investments	0.26	(b)

Total from investment operations	0.23

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.95)

Total distributions	(0.95)

Net asset value, end of period	$9.33

Total return(c)	1.22%
Net assets, end of period (in thousands)	$592
Ratio of expenses to average net assets	1.80	%(d)
Ratio of net investment loss to average net assets	-0.43	%(d)
Portfolio turnover rate	81	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY CUNDILL GLOBAL VALUE FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$16.23

Income (loss) from investment operations:
Net investment income	0.02	(b)
Net realized and unrealized loss on investments	(1.87	)(b)

Total from investment operations	(1.85)

Less distributions from:
Net investment income	(0.14)
Capital gains	(1.31)

Total distributions	(1.45)

Net asset value, end of period	$12.93

Total return(c)	-12.31%
Net assets, end of period (in thousands)	$413
Ratio of expenses to average net assets	2.31	%(d)
Ratio of net investment income to average net assets	0.29	%(d)
Portfolio turnover rate	39	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY DIVIDEND OPPORTUNITIES FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$15.76

Income from investment operations:
Net investment income	(0.01	)(b)
Net realized and unrealized gain on investments	0.51	(b)

Total from investment operations	0.50

Less distributions from:
Net investment income	(0.07)
Capital gains	(0.18)

Total distributions	(0.25)

Net asset value, end of period	$16.01

Total return(c)	3.01%
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets	2.17	%(d)
Ratio of net investment income to average net assets	-0.18	%(d)
Portfolio turnover rate	30	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the twelve months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY GLOBAL NATURAL RESOURCES FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$32.00

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain on investments	7.94

Total from investment operations	7.97

Less distributions from:
Net investment income	(0.35)
Capital gains	(3.21)

Total distributions	(3.56)

Net asset value, end of period	$36.41

Total return(b)	24.42%
Net assets, end of period (in millions)	$3
Ratio of expenses to average net assets	2.29	%(c)
Ratio of net investment loss to average net assets	-1.02	%(c)
Portfolio turnover rate	142	%(d)

(a)Commencement of operations of the class.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)For the twelve months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
      IVY HIGH INCOME FUND
      For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$8.92

Income (loss) from investment operations:
Net investment income	0.62	(b)
Net realized and unrealized loss on investments	(0.93	)(b)

Total from investment operations	(0.31)

Less distributions from:
Net investment income	(0.61)
Capital gains	(0.00)

Total distributions	(0.61)

Net asset value, end of period	$8.00

Total return(c)	-3.69%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	1.97	%(d)
Ratio of net investment income to average net assets	7.19	%(d)
Portfolio turnover rate	83	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY INTERNATIONAL BALANCED FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$16.85
Income from investment operations:
Net investment income	0.17	(b)
Net realized and unrealized gain on investments	0.18	(b)

Total from investment operations	0.35

Less distributions from:
Net investment income	(0.46)
Capital gains	(0.41)

Total distributions	(0.87)

Net asset value, end of period	$16.33

Total return(c)	1.92%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	2.23	%(d)
Ratio of net investment income to average net assets	1.00	%(d)
Portfolio turnover rate	24	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the twelve months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY INTERNATIONAL CORE EQUITY FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$17.63

Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.98

Total from investment operations	0.96

Less distributions from:
Net investment income	(0.03)
Capital gains	(1.51)

Total distributions	(1.54)

Net asset value, end of period	$17.05

Total return(b)	4.70%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	2.38	%(c)
Ratio of net investment loss to average net assets	-0.51	%(c)
Portfolio turnover rate	101	%(d)

(a)Commencement of operations of the class.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)For the twelve months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
      IVY LARGE CAP GROWTH FUND
      For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$11.84
Income (loss) from investment operations:
Net investment loss	(0.02	)(b)
Net realized and unrealized gain on investments	1.46	(b)

Total from investment operations	1.44

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$13.16

Total return(c)	12.05%
Net assets, end of period (in thousands)	$439
Ratio of expenses to average net assets including expense waiver	1.15	%(d)
Ratio of net investment loss to average net assets including expense waiver	-0.13	%(d)
Ratio of expenses to average net assets excluding expense waiver	1.75	%(d)
Ratio of net investment loss to average net assets excluding expense waiver	-0.73	%(d)
Portfolio turnover rate	79	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY MID CAP GROWTH FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$13.13

Loss from investment operations:
Net investment loss	(0.22	)(b)
Net realized and unrealized loss on investments	(0.23	)(b)

Total from investment operations	(0.45)

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$12.68

Total return(c)	-3.43%
Net assets, end of period (in thousands)	$413
Ratio of expenses to average net assets	2.52	%(d)
Ratio of net investment loss to average net assets	-1.61	%(d)
Portfolio turnover rate	42	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY MONEY MARKET FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$1.00

Income (loss) from investment operations:
Net investment income	0.0401	(b)
Net realized and unrealized loss on investments	(0.0000	)(b)

Total from investment operations	0.0401

Less distributions from:
Net investment income	(0.0401)
Capital gains	(0.0000)

Total distributions	(0.0401)

Net asset value, end of period	$1.00

Total return	4.07%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	0.93	%(c)
Ratio of net investment income to average net assets	3.77	%(c)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Annualized.

FINANCIAL HIGHLIGHTS
       IVY MORTGAGE SECURITIES FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$10.59

Income (loss) from investment operations:
Net investment income	0.44
Net realized and unrealized loss on investments	(0.97)

Total from investment operations	(0.53)

Less distributions from:
Net investment income	(0.44)
Capital gains	(0.00)

Total distributions	(0.44)

Net asset value, end of period	$9.62

Total return(b)	-5.20%
Net assets, end of period (in thousands)	$294
Ratio of expenses to average net assets	1.73	%(c)
Ratio of net investment income to average net assets	4.20	%(c)
Portfolio turnover rate	98	%(d)

(a)Commencement of operations of the class.
(b)Total return calculated without taking into account the sales load deducted on an initial purchase.
(c)Annualized.
(d)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY REAL ESTATE SECURITIES FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$26.37

Loss from investment operations:
Net investment loss	(0.32	)(b)
Net realized and unrealized loss on investments	(4.78	)(b)

Total from investment operations	(5.10)

Less distributions from:
Net investment income	(0.03)
Capital gains	(1.88)

Total distributions	(1.91)

Net asset value, end of period	$19.36

Total return(c)	-19.55%
Net assets, end of period (in thousands)	$425
Ratio of expenses to average net assets	2.77	%(d)
Ratio of net investment loss to average net assets	-1.47	%(d)
Portfolio turnover rate	27	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the twelve months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
       IVY SCIENCE AND TECHNOLOGY FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(1) through 3-31-08

Net asset value, beginning of period	$28.79

Income (loss) from investment operations:
Net investment loss	(0.44	)(2)
Net realized and unrealized gain on investments	2.69	(2)

Total from investment operations	2.25

Less distributions from:
Net investment income	(0.00)
Capital gains	(3.28)

Total distributions	(3.28)

Net asset value, end of period	$27.76

Total return(3)	6.98%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	2.61	%(4)
Ratio of net investment loss to average net assets	-1.46	%(4)
Portfolio turnover rate	96	%(5)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the 12 months ended March 31, 2008.

FINANCIAL HIGHLIGHTS
      IVY SMALL CAP GROWTH FUND
       For a Class E share outstanding throughout the period:

	For the period from 4-2-07(a) through 3-31-08

Net asset value, beginning of period	$13.03

Loss from investment operations:
Net investment loss	(0.18	)(b)
Net realized and unrealized loss on investments	(0.77	)(b)

Total from investment operations	(0.95)

Less distributions from:
Net investment income	(0.00)
Capital gains	(1.79)

Total distributions	(1.79)

Net asset value, end of period	$10.29

Total return(c)	-9.15%
Net assets, end of period (in millions)	$1
Ratio of expenses to average net assets	2.26	%(d)
Ratio of net investment loss to average net assets	-1.79	%(d)
Portfolio turnover rate	79	%(e)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Total return calculated without taking into account the sales load deducted on an initial purchase.
(d)Annualized.
(e)For the 12 months ended March 31, 2008.

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri 64106	6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP3310 (07/08)

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028

IVY FUNDS CLASS R SHARES

Domestic Equity Funds

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Small Cap Growth Fund

Specialty Funds

Ivy Asset Strategy Fund

Ivy Global Natural Resources Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
July 31, 2008

 Contents

Domestic Equity Funds
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Small Cap Growth Fund
Specialty Funds
Ivy Asset Strategy Fund
Ivy Global Natural Resources Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Additional Information about Principal Investment
Strategies, Other Investments and Risks
The Management of the Funds
Investment Advisor
Management Fee
Portfolio Management
Your Account
Pricing of Fund Shares
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes
Financial Highlights

Ivy Large Cap Growth Fund

An Overview of the Fund

Objective
To provide appreciation of your investment.

Principal Strategies
Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to medium sized domestic and, to a lesser extent, foreign companies that Ivy Investment Management Company (IICO), the Fund's investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. Although IICO anticipates the majority of the Fund's investments to be in large-cap companies (typically companies with capitalizations of at least $8 billion), the Fund may invest in companies of any size.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on companies with sustainable competitive advantages in their industries and also considers the following factors:

  the company's market position, product line, technological position, profit margins and prospects for sustainability and/or increased earnings the quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

IICO may also analyze the demands of investors for the security relative to its price. IICO may select a security when it anticipates a development or identifies a catalyst that might have an effect on the value of the security.

In general, IICO may sell a security when, in IICO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO may also sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Large Cap Growth Fund may be appropriate for investors seeking long-term investment growth. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

2006	3.03%
2007	28.89%

In the period shown in the chart, the highest quarterly return was 15.82% (the third quarter of 2007) and the lowest quarterly return was -2.73% (the third quarter of 2006). The Class R return for the year through June 30, 2008 was -11.91%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		Life
	1 Year	of Class
	-------	----------
Class R (began on 12-29-2005)
Before Taxes	28.89%	14.94%
After Taxes on Distributions	28.74%	14.87%
After Taxes on Distributions
and Sale of Fund Shares	19.05%	12.85%
Indexes
Russell 1000 Growth Index[1]	11.82%	10.45%[2]
Lipper Large-Cap Growth Funds
Universe Average[3]	14.17%	9.83%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2005.

3Net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Other Expenses[2]	0.29%
Total Annual Fund Operating Expenses	1.49%

1Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

2Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$152	$471	$813	$1,780

Ivy Mid Cap Growth Fund

An Overview of the Fund

Objective
To provide growth of your investment.

Principal Strategies
Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that IICO, the Fund's investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting securities for the Fund, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings and cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Fund the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as mid cap securities may cause the Fund to experience more volatility than a fund invested with greater diversification.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Mid Cap Growth Fund may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31

2006	8.21%
2007	12.80%

In the period shown in the chart, the highest quarterly return was 7.52% (the first quarter of 2006) and the lowest quarterly return was -4.85% (the second quarter of 2006). The Class R return for the year through June 30, 2008 was -12.61%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		Life
	1 Year	of Class
	--------	----------
Class R (began on 12-29-2005)
Before Taxes	12.80%	10.12%
After Taxes on Distributions	12.80%	10.12%
After Taxes on Distributions
and Sale of Fund Shares	8.32%	8.66%
Indexes
Russell Mid-Cap Growth Index[1]	11.43%	11.05%[2]
Lipper Mid-Cap Growth Funds
Universe Average[3]	16.48%	12.53%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2005.

3Net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[2]	0.33%
Total Annual Fund Operating Expenses	1.68%

1Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

2Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$530	$913	$1,987

Ivy Small Cap Growth Fund

An Overview of the Fund

Objective
To provide growth of capital.

Principal Strategies
Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Fund emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Fund, IICO, the Fund's investment manager, utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics, and therefore, are believed by IICO to be of a higher quality than many other small cap companies. IICO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales/positive cash flows
  security size and liquidity

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Fund the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors and industries
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap equities may cause the Fund to experience more volatility than a fund invested with greater diversification among asset classes.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Small Cap Growth Fund may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31

2006	6.17%
2007	7.63%

In the period shown in the chart, the highest quarterly return was 9.28% (the fourth quarter of 2006) and the lowest quarterly return was -5.99% (the second quarter of 2006). The Class R return for the year through June 30, 2008 was -11.15%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		Life
	1 Year	of Class
	--------	----------
Class R (began on 12-29-05)
Before Taxes	7.63%	6.53%
After Taxes on Distributions	5.29%	4.31%
After Taxes on Distributions
and Sale of Fund Shares	8.50%[1]	6.00%
Indexes
Russell 2000 Growth Index[2]	7.01%	10.13%[3]
Lipper Small-Cap Growth Funds
Universe Average[4]	8.70%	9.52%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on December 31, 2005.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[2]	0.29%
Total Annual Fund Operating Expenses	1.64%

1Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

2Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$167	$517	$892	$1,944

Ivy Asset Strategy Fund

An Overview of the Fund

Objective
To provide high total return over the long term.

Principal Strategies
Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although IICO, the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) or Ba and below by Moody's Investors Service, Inc. (Moody's) or unrated bonds deemed by IICO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in domestic and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities.

IICO, the Fund's investment manager, may allocate the Fund's investments among these different types of securities in different proportions at different times. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Fund may invest in any market that IICO believes can offer a high probability of return or, alternatively, that can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, IICO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, IICO seeks attractive opportunities within each market.

IICO may, when consistent with the Fund's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). IICO may use derivatives to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Fund.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Asset Strategy Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Fund holds an increase in interest rates, which may cause the value of the Fund's securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As noted, the Fund may invest up to 100% of its total assets in foreign securities. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Investments by the Fund in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Asset Strategy Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and performance table is for Class Y shares, since Class R shares have not been in existence for a full calendar year. The returns for the Class R shares would be different from those of Class Y shares because of variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31 each year

1998	9.57%
1999	22.24%
2000	21.75%
2001	-10.91%
2002	3.20%
2003	11.49%
2004	13.04%
2005	22.28%
2006	19.84%
2007	41.28%

In the period shown in the chart, the highest quarterly return was 15.96% (the first quarter of 2000) and the lowest quarterly return was -7.98% (the first quarter of 2001). The Class Y return for the year through June 30, 2008 was -0.65%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class Y shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

			10 Years
			(or Life
	1 Year	5 Years	of Class)
	------	--------	--------
Class Y
Before Taxes	41.28%	21.14%	14.61%
After Taxes on Distributions	40.78%	20.88%	13.14%
After Taxes on Distributions
and Sale of Fund Shares	27.20%	18.73%	12.19%
Indexes
S&P 500 Index[1]	5.50%	12.84%	5.91%
Citigroup Broad
Investment Grade Index[1]	7.22%	4.55%	6.03%
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[1]	5.40%	3.28%	3.98%
Lipper Flexible Portfolio
Funds Universe Average[2]	9.10%	12.88%	7.63%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

Fees and Expenses

Ivy Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses[2,3]	0.22%
Total Annual Fund Operating Expenses	1.30%

1Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

2Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the services provided, and typically range from $3 to $20 per year.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Ivy Global Natural Resources Fund

An Overview of the Fund

Objective
To provide long-term growth. Any income realized will be incidental.

Principal Strategies
Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Fund's investment subadvisor, Mackenzie, uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers and positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund's assets in North America, international exposure may exceed 50% of the Fund's total assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Fund's total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the level of the Fund's cash position may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other holdings.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31

2006	25.45%
2007	43.25%

In the period shown in the chart, the highest quarterly return was 15.55% (the first quarter of 2006) and the lowest quarterly return was -4.80% (the third quarter of 2006). The Class R return for the year through June 30, 2008 was 5.39%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		Life
	1 Year	of Class
	--------	----------
Class R (began on 12-29-2005)
Before Taxes	43.25%	33.79%
After Taxes on Distributions	39.96%	30.99%
After Taxes on Distributions
and Sale of Fund Shares	30.43%	28.69%
Indexes
MSCI Commodity-Related Index[1]	43.48%	32.03%[2]
Lipper Natural Resources Funds
Universe Average[3,4]	39.63%	26.38%[2]
Lipper Global Natural Resources Funds
Universe Average[3,4]	39.72%	27.31%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on December 31, 2005.

3Net of fees and expenses.

4Lipper changed the Fund's classification from the Lipper Natural Resources Funds Universe Average to the Lipper Global Natural Resources Funds Universe Average effective May 2008. Both averages are presented in this prospectus for comparison purposes.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[2]	0.25%
Total Annual Fund Operating Expenses	1.55%

1Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption fee/exchange fee.

2Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$158	$490	$845	$1,845

Ivy Real Estate Securities Fund

An Overview of the Fund

Objective
To provide total return through a combination of capital appreciation and current income.

Principal Strategies
Ivy Real Estate Securities Fund invests, under normal market conditions, at least 80% of its net assets in the real estate or real estate-related industries. "Real estate" securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related" securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund invests in the securities of domestic and, to a lesser extent, foreign issuers. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Fund's real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by other REITs, but may also engage in related or unrelated businesses.

The Fund focuses on growth-oriented companies with value characteristics. The Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), utilizes a bottom-up fundamental stock-picking approach in selecting securities for investment by the Fund, which includes consideration of factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Fund then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned.

Advantus Capital considers various indicators in determining to sell a security, including the following:

  target valuation is reached and operating performance is not sustainable company fundamentals have deteriorated or do not meet expectations economics, financial market or sector of the real estate industry has weakened

Advantus Capital may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of the Fund's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing, or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies, Other Investments and Risks" below) may be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Fund's securities issued by REITs may be affected if one or more of those REITs were to lose their favorable tax status the value of the Fund's securities issued by REOCs may be affected by income streams derived from businesses other than real estate ownership the value of the Fund's securities may be adversely affected due to the lesser availability of credit for real estate or other disruptions in the capital markets for real estate the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate-related industries, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Real Estate Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of broad measures of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31

2006	29.71%
2007	-16.54%

In the period shown in the chart, the highest quarterly return was 12.87% (the first quarter of 2006) and the lowest quarterly return was -12.32% (the fourth quarter of 2007). The Class R return for the year through June 30, 2008 was -4.06%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		Life
	1 Year	of Class
	--------	----------------
Class R (began on 12-29-2005)
Before Taxes	-16.54%	3.92%
After Taxes on Distributions	-18.00%	2.54%
After Taxes on Distributions
and Sale of Fund Shares	-8.89%[1]	3.52%
Indexes
Dow Jones Wilshire Real Estate
Securities Index[2]	-17.67%	5.68%[3]
Lipper Real Estate Funds
Universe Average[4]	-14.81%	5.93%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on December 31, 2005.

4Net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[2]	0.28%
Total Annual Fund Operating Expenses	1.68%

1Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

2Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$171	$530	$913	$1,987

Ivy Science and Technology Fund

An Overview of the Fund

Objective
To provide long-term capital growth.

Principal Strategies
Ivy Science and Technology Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size, and may invest without limitation in foreign securities.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund's portfolio. These include but are not limited to the following:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund
A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Fund holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in science and technology companies, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest
Ivy Science and Technology Fund may be appropriate for investors who seek long-term capital growth by investing in a Fund that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.

Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance.

CHART OF YEAR-BY-YEAR RETURNS
as of December 31

2006	7.30%
2007	23.35%

In the period shown in the chart, the highest quarterly return was 7.52% (the first quarter of 2006) and the lowest quarterly return was -4.85% (the second quarter of 2006). The Class R return for the year through June 30, 2008 was -6.15%.

Average Annual Total Returns

The table below compares the Fund's average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's returns treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period.

The table also shows average annual returns, for Class R shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2007

		Life
	1 Year	of Class
	--------	----------
Class R (began on 12-29-2005)
Before Taxes	23.35%	14.64%
After Taxes on Distributions	21.03%	13.55%
After Taxes on Distributions
and Sale of Fund Shares	17.96%	12.71%
Indexes
S&P North American Technology
Sector Index[1,2]	16.94%	12.89%[3]
Lipper Science & Technology
Funds Universe Average[3]	14.92%	11.06%[3]

1Reflects no deduction for fees, expenses or taxes.

2The name of the index changed in March 2008.

3Index comparison begins on December 31, 2005.

4Net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[2]	0.28%
Total Annual Fund Operating Expenses	1.63%

1Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

2Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the services provided, and typically range from $3 to $20 per year.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$166	$514	$887	$1,933

Additional Information About Principal Investment Strategies, Other Investments and Risks

Insert the information for each Fund from the Equity prospectus in the following order:

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to medium-sized domestic and, to a lesser extent, foreign companies that IICO believes have appreciation possibilities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. IICO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, IICO concentrates on profitability, capital industry, cash flow and calculation measures, as well as earnings growth rates. IICO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that IICO believes offer above-average growth potential. The Fund primarily focuses on mid-cap growth companies that have the potential to become a large-cap company. Mid cap companies typically are companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, IICO considers a company's capitalization at the time the Fund acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Fund's investment policy. There is no guarantee, however, that the Fund will achieve its objective.

As noted, IICO utilizes a bottom-up approach in its selection of securities for the Fund, and focuses on companies with strong growth models, profitability and sound capital structures. Other desired characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders and a leading market position.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term U.S. government securities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother, more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Fund will achieve its objective.

IICO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on higher-quality companies. IICO seeks companies that it believes exhibit defensible market positions by having one or more of the following characteristics: a company that is a strong niche player, that features involvement of the founder; or that demonstrates a strong commitment to shareholders. IICO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's investment policy. From time to time, the Fund also will invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in IICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Fund may invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Fund may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund also may invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, however, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Asset Strategy Fund: The Fund seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds, and short-term instruments of both foreign and domestic issuers. The Fund may invest up to 100% of its total assets in foreign securities. The Fund may invest in almost any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Fund will change from time to time depending on IICO's assessment of the market for each investment type. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

IICO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's objective. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO's decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective.

IICO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (1940 Act). The Fund also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

The Fund may also seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Fund normally would be hedging its exposure on debt obligations that it holds.

As a temporary defensive measure, the Fund may increase its holdings in bonds or short-term instruments when IICO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Fund may also invest in derivative instruments for both defensive and speculative purposes. IICO may, as a temporary defensive measure, invest up to all of the Fund's assets in money market instruments rated in one of the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or unrated securities judged by IICO to be of comparable quality, and up to 25% of the Fund's total assets in precious metals.

Although IICO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Fund's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce Fund volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Fund's holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Fund may also invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Fund may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

"Real estate" securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

"Real estate-related" securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital has built a network of industry contacts that is designed to enhance its knowledge of a company's underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Fund's real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and mortgages. The Fund primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level Federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other entities subject to Federal income tax. A REOC is a corporation or partnership (or an entity treated as such) that invests in real estate, mortgages or shares issued by REITs, but also may engage in related or unrelated businesses. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Fund may invest up to 10% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in IICO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Fund.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of each Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or the investment subadvisor in selecting investments.

Each Fund also may invest in and use certain other types of securities and instruments in seeking to achieve its objectives. For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to that Fund may be significant.

Each Fund may actively trade securities in seeking to achieve its objectives. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target, and the need to sell a security to meet redemption activity.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, IICO or the investment subadvisor, as applicable, may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the investment subadvisor, as applicable, is unable to identify and acquire sufficient securities that meet IICO's or the investment subadvisor's, as applicable, selection criteria for implementing the Fund's investment objective(s), strategies and policies.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

Commodities Risk – Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk – An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk – If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk – An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the net asset value (NAV) of shares of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or the investment subadvisor's, as applicable, analysis of credit risk more heavily than usual.

Derivatives Risk – A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk – A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). A Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk – Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk – Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk – The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk – Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk – A Fund may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk – Investments in IPOs can have a significant positive impact on the Fund's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.

Interest Rate Risk – The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Funds may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since most ETFs are a type of investment company, a Fund's purchases of shares of such ETFs are subject to the Fund's non-fundamental investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the underlying investment company (which is in addition to the investment management fee paid by a Fund).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk – A Fund with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk – Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk – In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Market Risk – All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk – Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk – Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Fund's income.

REIT-Related Risk – The value of a Fund's REIT securities may be adversely affected by changes in the value of the REIT's underlying property. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass through income treatment under the Code, or maintain its exemption from registration under the 1940 Act.

REOC-Related Risk – A REOC is similar to a REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, REOCs do not have the favorable tax treatment that is accorded a REIT.

Small Company Risk – Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk – Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO or the investment subadvisor, as applicable, undervalued. The value of a security believed by IICO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds and the Board of Directors of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $28 billion in assets under management as of March 31, 2008 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002, and as investment manager for each of the Funds in Ivy Funds, Inc. since June 30, 2003. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217

Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Real Estate Securities Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. Advantus Capital had approximately $19 billion in assets under management as of March 31, 2007.

Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Global Natural Resources Fund pursuant to an agreement with IICO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of March 31, 2008, had over $60.9 billion Canadian in assets under management.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Asset Strategy Fund, Ivy Large Cap Growth Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy Global Natural Resources Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Management fees as a percent of the Fund's net assets for its fiscal year ended March 31, 2008 were:

Fund	Management Fees Paid
Ivy Asset Strategy Fund	0.67%
Ivy Global Natural Resources Fund	0.83%
Ivy Large Cap Growth Fund	0.70%
Ivy Mid Cap Growth Fund	0.85%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%

A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the Funds in this Prospectus is available in each Fund's Semiannual Report to Shareholders dated September 30, 2007.

Portfolio Management

Ivy Asset Strategy Fund: Michael L. Avery, Ryan F. Caldwell and Daniel J. Vrabac are primarily responsible for the day-to-day management of the Ivy Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. In June 2005 he was named Chief Investment Officer and Executive Vice President of IICO and Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Mr. Caldwell has held his Ivy Asset Strategy Fund responsibilities since January, 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Mr. Vrabac has held his Fund responsibilities for Ivy Asset Strategy Fund since January 1997. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Global Natural Resources Fund. He has managed the Fund since its inception in January 1997. Mr. Sturm is also is primarily responsible for the day-to-day management of W&R Target Global Natural Resources Portfolio, whose investment adviser is WRIMCO. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce and finance from the University of Toronto. Mr. Sturm is a Chartered Financial Analyst.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of, and co-portfolio manager for, Waddell & Reed Advisors Vanguard Fund, Inc. and W&R Target Growth Portfolio, for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his Fund responsibilities for Ivy Large Cap Growth Fund since June 2006. He joined WRIMCO in 1998, and has served as a portfolio manager for funds managed by WRIMCO since that time. He is Senior Vice President of WRIMCO and IICO, and Vice President of, and co-portfolio manager for, W&R Target Growth Portfolio and Waddell & Reed Advisors Vanguard Fund, Inc., for which WRIMCO serves as investment manager. Mr. Sanders earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott joined WRIMCO in April 1999. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Real Estate Securities Fund: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Mr. Betlej has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his Fund responsibilities for Ivy Real Estate Securities Fund since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, RBC Dain Rauscher, Inc. Mr. Bolken is a Chartered Financial Analyst.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Gilbert C. Scott is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund, and has held his Fund responsibilities since August 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

This prospectus offers one class of shares, Class R shares. Class R shares are sold without any front-end sales load or contingent deferred sales charges.

Class R shares are generally only available to employee benefit plans including but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. At the time of the initial investment, including conversions of existing plans, if the value of the account exceeds $50 million, only Class Y and Class I shares are available for investment. Class R shares are also generally sold through, and held by, unaffiliated third parties whose platforms provide administrative, distributive and/or other support services to the plan investing in the Class R shares. Class R shares are generally available where plan level or omnibus accounts (and not individual participant accounts) are held on the books of a Fund. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings accounts, owner-only 401(k)s, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 accounts.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class R shares. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of the Class R shares as well as the services provided to shareholders. Under the Class R Plan, each Fund is authorized to pay Ivy Funds Distributor, Inc. (IFDI) an amount not to exceed 0.50%, on an annual basis, of the average daily net assets of the Class R shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund's Class R shares, providing personal service to Class R shareholders and/or encouraging and fostering the maintenance of shareholder accounts of a Fund's Class R shares. The amounts shall be payable to IFDI daily or at such other intervals as the Board of Trustees or Board of Directors may determine.

Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. All or a portion of these fees may be paid to your financial advisor or financial intermediary.

Other share classes of the Funds may be offered in separate prospectuses. Since each class of shares of a Fund has its own expense structure, the NAV per share for each class may differ.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates for providing related client-level recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. If you decide to terminate your relationship with your current financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class.

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds and certain credit default swap instruments are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Asset Strategy Fund and Ivy Global Natural Resources Fund, which may invest a significant portion of their assets in foreign securities (and, with respect to Ivy Asset Strategy Fund, in derivatives on those securities), may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. IICO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company (WRSCO), the Funds' transfer agent, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

You may buy Class R shares of each of the Funds through third parties that have entered into selling arrangements with IFDI. Contact any authorized investment dealer. Additional shares may be purchased through a plan's administrator or third party recordkeeper. Your plan administrator can help you with any questions you might have.

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars.
  You may purchase shares of a Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.
  Broker-dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Selling Shares

You can arrange to take money out of an account at any time by selling (redeeming) some or all of your shares. Please contact your plan administrator or third party recordkeeper regarding distribution of shares from your retirement plan.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable redemption fee.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable redemption fee, after receipt of a written request for redemption in good order. Note the following:

  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC.
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Shareholder Services

Please contact your plan administrator or recordkeeper for information about your account. In addition, a toll-free call, 800.777.6472, connects you to a representative of IFDI or our automated customer telephone service. During normal business hours, our staff is available to answer your questions. At almost any time of the day or night, you may access from a touch-tone phone, or from our web site, www.ivyfunds.com, to:

  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus
  obtain a Fund's annual and semiannual reports to shareholders

Exchange Privileges

Except as otherwise noted, you may sell your Class R shares of any of the Funds and buy Class R shares of another Fund in the Ivy Family of Funds that offers Class R shares. Contact your plan administrator or recordkeeper for information about exchanging your shares.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands.

You must exchange into the same share class you currently own.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Ivy Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Global Natural Resources Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund.

To discourage market timing activities by investors, the Funds' Board of Trustees or Board of Directors has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve-month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in Fund shares held in omnibus accounts, WRSCO will, if possible, place a trading block at a taxpayer identification number level or, if that cannot be accomplished, will contact the associated financial intermediary and request that the financial intermediary implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account.

The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

A financial intermediary through which an investor may purchase shares of the Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Fund's consent or direction to undertake those efforts. In other cases, the Fund may elect to allow the intermediary to apply its own policies with respect to frequent trading in lieu of seeking to apply the Fund's policies to shareholders investing in the Fund through such intermediary, based upon the Fund's conclusion that the intermediary's policies sufficiently protect shareholders of the Fund. In either case, the Fund may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this Prospectus. If an investor purchases the Fund's shares through a financial intermediary, that investor should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to that account.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, Ivy Global Natural Resources Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 days. Each of the other, non-international funds offered in this Prospectus will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year. Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund and Ivy Real Estate Securities Fund

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

For retirement accounts, all distributions are automatically paid in additional shares.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important tax considerations generally affecting each Fund and its shareholders; you will find more information in each Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Fund for the fiscal periods shown. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose Reports of Independent Registered Public Accounting Firm, along with each Fund's financial statements for the fiscal year ended March 31, 2008, are included in the Funds' Annual Reports to Shareholders, which are incorporated by reference into each SAI. The annual report contains additional performance information and will be made available upon request and without charge.

Class R shares of Ivy Asset Strategy Fund have not been offered prior to the date of this Prospectus; therefore, no financial highlights are given for the Fund.

FINANCIAL HIGHLIGHTS
       IVY GLOBAL NATURAL RESOURCES FUND
       For a Class R share outstanding throughout the period:

	For the fiscal year ended March 31,		For the period from 12-29-05(a) to
	2008	2007	3-31-06

Net asset value, beginning of period	$31.62	$30.10	$26.11

Income from investment operations:
Net investment income	0.24	0.05 (b)	0.06
Net realized and unrealized
gain on investments	8.23	4.44 (b)	3.93

Total from investment operations	8.47	4.49	3.99

Less distributions from:
Net investment income	(0.58)	(0.10)	(0.00)
Capital gains	(3.21)	(2.87)	(0.00)

Total distributions	(3.79)	(2.97)	(0.00)

Net asset value, end of period	$36.30	$31.62	$30.10

Total return	26.31%	15.20%	15.28%
Net assets, end of period (in thousands)	$24,623	$3,893	$115
Ratio of expenses to average net assets	1.55%	1.58%	1.69	%(c)
Ratio of net investment
income (loss) to average net assets	-0.22%	0.23%	0.82	%(c)
Portfolio turnover rate	142%	106%	104	%(d)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Annualized.
(d)For the 12 months ended March 31, 2006.

FINANCIAL HIGHLIGHTS
       IVY LARGE CAP GROWTH FUND
       For a Class R share outstanding throughout the period:

	For the fiscal year ended March 31,			For the period from 12-29-05(a) to
	2008		2007	3-31-06

Net asset value, beginning of period	$11.78		$11.60	$11.27

Income (loss) from investment operations:
Net investment loss	(0.06	)(b)	(0.06)	(0.03)
Net realized and unrealized
gain on investments	1.48	(b)	0.24	0.36

Total from investment operations	1.42		0.18	0.33

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)
Capital gains	(0.12)		(0.00)	(0.00)

Total distributions	(0.12)		(0.00)	(0.00)

Net asset value, end of period	$13.08		$11.78	$11.60

Total return	11.94%		1.55%	2.93%
Net assets, end of period (in thousands)	$761		$117	$103
Ratio of expenses to average net assets	1.49%		1.51%	1.56	%(c)
Ratio of net investment loss to average net assets	-0.48%		-0.57%	-0.88	%(c)
Portfolio turnover rate	79%		93%	79	%(d)

(a)Commencement of operations of the class.
(b)Based on average weekly shares outstanding.
(c)Annualized.
(d)For the 12 months ended March 31, 2006.

FINANCIAL HIGHLIGHTS
       IVY MID CAP GROWTH FUND
       For a Class R share outstanding throughout the period:

	For the fiscal year ended March 31,		For the period from 12-29-05(a) to
	2008	2007	3-31-06

Net asset value, beginning of period	$13.05	$12.58	$11.77

Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	(0.22)	0.54	0.79

Total from investment operations	(0.32)	0.47	0.81

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$12.73	$13.05	$12.58

Total return	-2.45%	3.74%	6.88%
Net assets, end of period (in thousands)	$133	$111	$107
Ratio of expenses to average net assets	1.68%	1.71%	1.75	%(b)
Ratio of net investment income (loss) to average net assets	-0.75%	-0.59%	0.73	%(b)
Portfolio turnover rate	42%	25%	28	%(c)

(a)Commencement of operations of the class.
(b)Annualized.
(c)For the 12 months ended March 31, 2006.

FINANCIAL HIGHLIGHTS
       IVY REAL ESTATE SECURITIES FUND
       For a Class R share outstanding throughout the period:

	For the fiscal year ended March 31,		For the period from 12-29-05(a) to
	2008	2007	3-31-06

Net asset value, beginning of period	$26.14	$23.11	$20.55

Income (loss) from
investment operations:
Net investment income (loss)	0.12	0.15	(0.20)
Net realized and unrealized gain (loss) on investments	(4.81)	3.98	2.79

Total from investment operations	(4.69)	4.13	2.59

Less distributions from:
Net investment income	(0.13)	(0.13)	(0.03)
Capital gains	(1.97)	(0.97)	(0.00)

Total distributions	(2.10)	(1.10)	(0.03)

Net asset value, end of period	$19.35	$26.14	$23.11

Total return	-18.12%	17.98%	12.59%
Net assets, end of period (in thousands)	$175	$158	$113
Ratio of expenses to average net assets	1.68%	1.68%	1.73	%(b)
Ratio of net investment income (loss) to average net assets	0.26%	0.43%	-3.64	%(b)
Portfolio turnover rate	27%	35%	35	%(c)

(a)Commencement of operations of the class.
(b)Annualized.
(c)For the 12 months ended March 31, 2006.

FINANCIAL HIGHLIGHTS
       IVY SCIENCE AND TECHNOLOGY FUND
       For a Class R share outstanding throughout the period:

	For the fiscal year ended March 31,			For the period from 12-29-05(1) to
	2008		2007	3-31-06

Net asset value, beginning of period	$28.64		$27.07	$25.77

Income (loss) from investment operations:
Net investment loss	(0.15	)(2)	(0.27)	(0.09)
Net realized and unrealized gain on investments	2.68	(2)	1.90	1.39

Total from investment operations	2.53		1.63	1.30

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)
Capital gains	(3.36)		(0.06)	(0.00)

Total distributions	(3.36)		(0.06)	(0.00)

Net asset value, end of period	$27.81		$28.64	$27.07

Total return	8.03%		6.03%	5.05%
Net assets, end of period (in thousands)	$2,185		$429	$105
Ratio of expenses to average net assets	1.63%		1.65%	1.68	%(3)
Ratio of net investment loss to average net assets	-0.50%		-1.08%	-1.29	%(3)
Portfolio turnover rate	96%		81%	112	%(4)

(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the 12 months ended March 31, 2006.

FINANCIAL HIGHLIGHTS
       IVY SMALL CAP GROWTH FUND
       For a Class R share outstanding throughout the period:

	For the fiscal year ended March 31,		For the period from 12-29-05(a) to
	2008	2007	3-31-06

Net asset value, beginning of period	$12.96	$14.87	$13.78

Income (loss) from investment operations:
Net investment loss	(0.19)	(0.15)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.65)	0.19	1.13

Total from investment operations	(0.84)	0.04	1.09

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)
Capital gains	(1.82)	(1.95)	(0.00)

Total distributions	(1.82)	(1.95)	(0.00)

Net asset value, end of period	$10.30	$12.96	$14.87

Total return	-8.35%	0.62%	7.91%
Net assets, end of period (in thousands)	$352	$114	$108
Ratio of expenses to average net assets	1.64%	1.63%	1.67	%(b)
Ratio of net investment loss to average net assets	-1.10%	-1.01%	-0.99	%(b)
Portfolio turnover rate	79%	96%	87	%(c)

(a)Commencement of operations of the class.
(b)Annualized.
(c)For the 12 months ended March 31, 2006.

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri	6300 Lamar Avenue
64106-2129	P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in its--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site athttp://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP 3000R (07/08)

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028

IVY FUNDS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
800-777-6472

July 31, 2008

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectuses for Ivy Funds (Trust), dated July 31, 2008 (each, a Prospectus), which may be obtained from the Trust or its principal underwriter and distributor, Ivy Funds Distributor, Inc. (IFDI), at the address or telephone number shown above.

The Financial Statements, including notes thereto, are incorporated herein by reference. They are contained in the Trust's Annual Report to Shareholders, dated March 31, 2008, which may also be obtained from the Trust at the address or telephone number above.

TABLE OF CONTENTS

Fund History
The Funds, Their Investments, Related Risks and Limitations
Management of the Funds
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
Portfolio Managers
Brokerage Allocation and Other Practices
Proxy Voting Policy
Capitalization and Voting Rights
Purchase, Redemption and Pricing of Shares
Taxation of the Funds
Underwriter
Financial Statements
Appendix A
Appendix B

FUND HISTORY

Ivy Funds (Trust) was organized as a Massachusetts business trust on December 21, 1983. Prior to July 23, 2003, the Trust was known as Ivy Fund.

THE FUNDS, THEIR INVESTMENTS, RELATED RISKS AND LIMITATIONS

Ivy Balanced Fund, Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund (formerly, Dividend Income Fund), Ivy European Opportunities Fund, Ivy Global Bond Fund (formerly, Ivy Global Strategic Income Fund), Ivy Global Natural Resources Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Mortgage Securities Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund (each, a Fund and collectively, the Funds) is each a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a series of Ivy Funds, an open-end, diversified management investment company.

This SAI supplements the information contained in the Prospectuses and contains more detailed information about the investment strategies and policies the Funds' investment manager, Ivy Investment Management Company (IICO), or a Fund's investment subadvisor, if applicable, may employ and the types of instruments in which the Fund may invest, in pursuit of the Fund's objective(s). A summary of the risks associated with these instrument types and investment practices is included as well. Except as otherwise indicated in the Prospectuses or this SAI, there are no policy limitations on a Fund's ability to use the investments or techniques discussed in these documents.

IICO or a Fund's investment subadvisor, as applicable, might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by the Fund's investment policies and restrictions. IICO or the Fund's investment subadvisor, as applicable, buys an instrument or uses a technique only if it believes that doing so will help the Fund achieve its objective(s). See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental, or operating, policies.

Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund

Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities (collectively, the Ivy Managed Funds) are each a fund of funds; each invests primarily in a combination of underlying Ivy Funds, as described in the Funds' Prospectus.

         Other Direct Investments of the Ivy Managed Funds

Each Ivy Managed Fund may invest directly in U.S. government securities, commercial paper and other short-term corporate obligations, other money market instruments, including repurchase agreements, and any other security, as that term is defined in the Investment Company Act of 1940, as amended (1940 Act). Under normal market conditions, each Ivy Managed Fund anticipates investments in these securities and instruments to be minimal.

Each Ivy Managed Fund may also purchase shares of a registered investment company not affiliated with the Funds (an "unaffiliated fund"), provided that, immediately after such purchase, the Ivy Managed Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. Each Ivy Managed Fund anticipates that investments in unaffiliated funds will be minimal, if any.

Securities - General

The main types of securities in which the Funds may invest include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Fund invests may include preferred stock that converts into common stock. A Fund may invest in preferred stocks rated in any rating category of the established rating services or, if unrated, judged by IICO or the Fund's investment subadvisor, as applicable, to be of equivalent quality, subject to each Fund's limitations. In the case of a "split-rated" security, which results when nationally-recognized statistical rating organizations (NRSROs) rate the security at different rating levels (for example, BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Ba by Moody's Investors Service (Moody's)), it is each Fund's general policy to classify such security at the higher rating level where, in the judgment of IICO or the Fund's investment subadvisor, as applicable, such classification reasonably reflects the security's quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

A Fund may invest in debt securities rated in any rating category of the established rating services, subject to each Fund's limitations, including securities rated in the lowest category (securities rated D by S&P and C by Moody's). Debt securities rated D by S&P or C by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities; however, securities rated BBB or Baa may have speculative characteristics. In addition, a Fund will treat unrated securities judged by IICO or the Fund's investment subadvisor, as applicable, to be of equivalent quality to a rated security as having that rating.

Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, IICO's or an investment subadvisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. IICO or the Fund's investment subadvisor, as applicable, continuously monitors the issuers of lower-rated debt securities in each Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

While credit ratings are only one factor IICO or the Fund's investment subadvisor, as applicable, relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed.

Each of the Funds may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Each Fund (except Ivy International Balanced Fund) may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

Each of the Funds (except Ivy International Balanced Fund) may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices--each Fund except the Ivy Managed Funds

         Banking Industry and Savings and Loan Obligations

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) U.S. banks having total assets in excess of $1 billion (as of the date of their most recent financial statements at the time of investment), (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of IICO or the Fund's investment subadvisor, as applicable, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC. The FDIC insures the principal of bank and savings and loan deposits, currently to the extent of $100,000 per depositor per bank or savings and loan association. Bank deposits are not marketable, and a Fund may invest in them only within the limit mentioned under Illiquid Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

         Borrowing

Each Fund may borrow money for temporary, extraordinary or emergency purposes, only as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. As such, its share price may be subject to greater fluctuation until the borrowing is paid off.

Borrowing may exaggerate the effect on each Fund's net asset value (NAV) of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

         Debt and Money Market Securities

Each of the Funds may invest in long, intermediate and short-term debt securities from various industry classifications and money market instruments. The debt instruments in which the Funds may invest include the following:

  Corporate obligations which at the time of purchase are rated within the four highest grades assigned by S&P, Moody's or any other national rating service, or, if not rated, are of equivalent investment quality as determined by IICO or the Fund's investment subadvisor, as applicable. To the extent that the Fund invests in securities rated BBB or lower by S&P or Baa or lower by Moody's, it will be investing in securities which have speculative elements. As an operating policy, Ivy International Balanced Fund will not invest more than 5% of its assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's. In addition, Ivy Bond Fund may invest up to 20%, and Ivy Balanced Fund and Ivy Mortgage Securities Fund may each invest up to 10% of their respective net assets in securities rated BB or lower by S&P or Ba or lower by Moody's, and Ivy Small Cap Value Fund may invest up to 10% of its net assets in securities (including convertible securities) rated at least B- by S&P or B3 by Moody's. See Low Rated Securities below. For a description of the ratings used by S&P and Moody's, see Appendix A below.
  Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.
  Debt obligations of banks.

Ivy Bond Fund may also purchase U.S. dollar denominated debt securities of foreign governments and companies which are publicly traded in the U.S. and rated within the four highest grades assigned by S&P or Moody's.

In addition to the instruments described above, which will generally be long-term, but may be purchased by a Fund within one year of the date of a security's maturity, a Fund may also purchase other high quality securities including:

  Obligations (including certificates of deposit and bankers acceptances) of U.S. banks and savings and loan associations as described above; U.S. dollar denominated obligations of Canadian chartered banks, London branches of U.S. banks and U.S. branches or agencies of foreign banks which meet the above-stated asset size; and obligations of any U.S. banks, savings and loan associations and savings banks, regardless of the amount of their total assets, provided that the amount of the obligations purchased does not exceed $100,000 for any one U.S. bank, savings and loan association or savings bank and the payment of the principal is insured by the FDIC.
  Obligations of the International Bank for Reconstruction and Development.
  Commercial paper (including variable amount master demand notes) issued by U.S. corporations or affiliated foreign corporations and rated (or guaranteed by a company whose commercial paper is rated) at the date of investment Prime-1 by Moody's or A-1 by S&P or, if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P and, if issued by an affiliated foreign corporation, such commercial paper (not to exceed in the aggregate 10% of such Fund's (other than Ivy Mortgage Securities Fund's) net assets) is U.S. dollar denominated and not subject at the time of purchase to foreign tax withholding.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in each Fund's NAV.

A Fund may, however, acquire debt securities which, after acquisition, are down-graded by the rating agencies to a rating which is lower than the applicable minimum rating described above. In such an event it is each Fund's general policy to dispose of such down-graded securities except when, in the judgment of IICO or the Fund's investment subadvisor, as applicable, it is to the Fund's advantage to continue to hold such securities. In no event, however, will any Fund hold in excess of 5% of its net assets in securities which have been down-graded subsequent to purchase where such down-graded securities are not otherwise eligible for purchase by the Fund. This 5% is in addition to securities which the Fund may otherwise purchase under its usual investment policies.

Low Rated Securities. Ivy Value Fund and Ivy Small Cap Value Fund may also invest up to 10% of their respective net assets in debt securities (including convertible debt securities), which at the time of acquisition are rated at least B- or B3 by S&P or Moody's, respectively, or rated at a comparable level by another independent publicly-recognized rating agency, or if not rated, are of equivalent investment quality as determined by IICO, or the Fund's sub-advisor, as applicable. Ivy Balanced Fund, Ivy Mortgage Securities Fund, and Ivy Bond Fund may invest up to 10% of their respective net assets, and Ivy Global Bond Fund may invest up to 35% of its net assets, in corporate bonds and mortgage-related securities, including convertible securities, which, at the time of acquisition, are rated BB or lower or Ba or lower by S&P or Moody's, respectively, or rated at a comparable level by another independent publicly-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by IICO or the Fund's investment subadvisor, as applicable. Each Fund (except for Ivy Real Estate Securities Fund) may also hold an additional 5% of its net assets in securities rated below investment grade (that is, below BBB) where such securities were either investment grade or eligible low rated securities at the time of purchase but subsequently down-graded to a rating not otherwise eligible for purchase by the Fund (see Debt and Money Market Securities above). Debt securities rated below the four highest categories (that is, below BBB) are not considered investment grade obligations and are commonly called junk bonds. These securities are predominately speculative and present more credit risk than investment grade obligations. Bonds rated below BBB are also regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily NAV of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession.

Distressed Debt Securities. Certain of the Funds may invest in distressed companies and/or non-investment grade debt (collectively referred to as Distressed Debt). A Fund generally makes such investments to achieve capital appreciation, rather than to seek income. Investing in Distressed Debt includes investing in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. A Fund's investments in Distressed Debt typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a loan participation, a Fund, in effect, steps into the shoes of the lender. Distressed Debt purchased by a Fund may be in the form of loans, notes or bonds. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in these securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Distressed Debt securities are typically unrated, lower-rated, in default or close to default. Also, Distressed Debt is generally more likely to become worthless than the securities of more financially stable companies. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance. These debt securities are subject to interest rate, credit and prepayment risk. An increase in interest rates will reduce the resale value of debt securities and changes in the financial condition or credit rating of an issue may affect the value of its debt securities. Issuers may prepay their obligations on fixed rate debt securities when interest rates decline, which can shorten a security's maturity and reduce a Fund's return.

Debt securities rated below investment grade, sometimes called junk bonds and the type of Distressed Debt securities which a Fund may purchase, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such Distressed Debt are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that a Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as a Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, a Fund incurs the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Convertible Securities. Each of the Funds (except Ivy International Balanced Fund) may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. The total return and yield of lower quality (high yield/high risk) convertible bonds can be expected to fluctuate more than the total return and yield of higher quality, shorter-term bonds, but not as much as common stocks. Ivy Value Fund and Ivy Small Cap Value Fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or if not rated by S&P of Moody's, are of equivalent investment quality as determined by IICO or the Fund's investment subadvisor, as applicable. Ivy Bond Fund, Ivy Real Estate Securities Fund, Ivy Mortgage Securities Fund and Ivy Balanced Fund will each limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least BB or Ba by S&P or Moody's, respectively, or if not rated by S&P or Moody's, are of equivalent investment quality as determined by IICO or the Fund's investment sub-advisor, as applicable. See Low Rated Securities above.

         Foreign Securities and Currencies

The Funds may invest in the securities of foreign issuers, including depository receipts. In general, depository receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depository receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depository Receipts (ADRs), in registered form, are U.S. dollar denominated receipts typically issued by a U.S. bank, representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.

Ivy Real Estate Securities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Mortgage Securities Fund, and Ivy Small Cap Value Fund may each invest up to 10% of the market value of its total assets in securities of foreign issuers which are not traded in the U.S. ADRs are not considered foreign securities for this limitation and therefore are not subject to, or included in, the 10% limitation. Such securities are typically publicly traded but may in some cases be issued as private placements (each Fund will treat private placement securities as illiquid securities which, when aggregated with all other illiquid securities, may not exceed 15% of the Fund's net assets). Ivy Value Fund may invest up to 25% of its total assets in securities of foreign issuers which are not publicly traded in the U.S., and is under no restrictions with respect to ADRs. In addition, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund may invest in foreign securities without limitation.

Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. European depositary receipts are not necessarily denominated in the currency of the underlying security. Global depositary receipts are more recently developed receipts designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

IICO or the Fund's investment subadvisor, as applicable, believes that there are investment opportunities as well as risks by investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. IICO or the Fund's investment subadvisor, as applicable, believes that the Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that IICO or the Fund's investment subadvisor, as applicable, will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country assigned to a security is the issuer's country of domicile, as reflected by a third party source (for example, Bloomberg). However, pursuant to procedures adopted by IICO, IICO or the Fund's investment subadvisor, as applicable, may request a different country designation due to certain identified circumstances, including but not limited to: (i) the country in which the security is principally traded (determined based on a percentage of the total volume traded); or (ii) the country from which the issuer, during the issuer's most recent fiscal year, derived at least 50% of its revenues or profits (from goods produced or sold, investments made, or services performed) or that have at least 50% of their assets in that country or region. The request to change a security's country designation must be delivered to the Funds' Treasurer and to the Funds' Chief Compliance Officer for approval.

Investments in obligations of domestic branches of foreign banks will be considered domestic securities if IICO or the Fund's investment subadvisor, as applicable, has determined that the nature and extent of Federal and state regulation and supervision of the branch in question is substantially equivalent to Federal or state chartered domestic banks doing business in the same jurisdiction.

The Funds may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. A Fund may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Strategies - Forward Currency Contracts.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because a Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in U.S. markets. The Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

A Fund usually effects currency exchange transactions on a spot (that is, cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Fund converts assets from one currency to another. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, the Fund must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate. The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If the Fund holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Fund may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing country is a nation that, in the opinion of IICO or the Fund's investment subadvisor, as applicable, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

IICO or the Fund's investment subadvisor, as applicable, considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. Currently, it is generally agreed that the countries not included in this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Switzerland, Greece, Luxembourg, Portugal and South Korea. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country. Ivy International Balanced Fund will at all times, except during temporary defensive periods, maintain investments in at least three countries having developing markets.

Some of the risks to which a Fund may be exposed by investing in securities of emerging markets are: restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing country's currency against the U.S. dollar; unusual price volatility in a developing country's securities markets; government involvement in the private sector, including government ownership of companies in which the Fund may invest; limited information about a developing market; high levels of tax levied by developing countries on dividends, interest and capital gains; the greater likelihood that developing markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Fund in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered "securities" under local law; settlement risks, including potential requirements for the Fund to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the U.S. economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-U.S. securities, including higher custodial fees than typical U.S. custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in U.S. markets; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing countries; the fact that companies in developing countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of Russian and other Eastern European securities; and limitations on obtaining and enforcing judgments against non-U.S. residents.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Brady Bonds. Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

         Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1)	repurchase agreements not terminable within seven days;
(2)	restricted securities not determined to be liquid pursuant to guidelines established by the Trust's board of trustees (Board of Trustees);
(3)	non-government stripped fixed-rate mortgage-backed securities;
(4)	bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
(5)	over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;
(6)	securities for which market quotations are not readily available; and
(7)	securities involved in swap, cap, floor and collar transactions.

The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

IICO believes that, in general, it is in the best interest of a Fund to be able to invest in illiquid securities up to the maximum allowable. IICO believes that the risk of investing in illiquid securities is manageable, considering the availability of certain securities that currently are considered illiquid, but have widely established trading markets. For example, there has been significant growth in the types and availability of structured products, including: asset backed securities (which also includes many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they are often deemed illiquid. See Mortgage-Backed and Asset-Backed Securities for more information on these types of securities.

Credit derivatives, such as credit default swaps, have also grown in both popularity and availability over the past few years. See "Swaps, Caps, Collars and Floors" in the section entitled Options, Futures and Other Strategies for more information about credit default swaps.

As well, it has become easier for institutional investors to structure their own investments. For example, if IICO desired Korean exposure for a Fund, instead of following extremely difficult procedures for direct investment, IICO could, instead, invest in a specialized over-the-counter bond or other instrument with an investment banker which would pay the same as the return on the Korean bond market without having to physically invest in the Korean market.

         Indexed Securities

Each Fund may purchase indexed securities subject to its operating policy regarding derivative instruments. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IICO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

         Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Some Funds may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

         Investment Company Securities

Certain of the Funds may purchase securities of investment companies, except that a Fund whose shares are acquired by another Fund in the Ivy Family of Funds may not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. If the Fund acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, each Fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for some of the Funds otherwise permitted to invest in foreign securities to invest indirectly in certain developing markets.

Exchange Traded Funds. Each Fund may invest in exchange traded funds (ETFs) as a means of tracking the performance of a designated stock index while maintaining liquidity. For example, a Fund may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and "Dow Industrial Diamonds," which track the Dow Jones Industrial Average, or in other ETFs which track indexes, provided that such investments are consistent with a Fund's investment objective as determined by IICO or the Fund's investment subadvisor, as applicable. Each of these securities represents shares of ownership of a long-term unit investment trust that holds a proportionate amount of shares of all of the issuers included in the relevant underlying index. Since most ETFs are a type of investment company, the Funds' purchases of ETF shares are subject to the non-fundamental investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index and are exchange traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sales of shares of ETFs. In addition, an asset management fee is charged in connection with the underlying unit investment trust (which is in addition to the asset management fee paid by a Fund).

Trading costs for ETFs are somewhat higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a quick and convenient method of maximizing the use of a Fund's assets to track the return of a particular stock index.

Investments in an ETF generally present the same primary risks as investments in a conventional fund that is not exchange traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to open-end funds: (i) the market price of an ETF's shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

         Lending Securities

For the purpose of realizing additional income, each Fund may ( but currently does not intend to) make secured loans of portfolio securities amounting to the maximum amount of total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, includes the value of collateral received in return for securities lent). If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the Funds' securities lending procedures, a Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by IICO or the Fund's investment subadvisor, as applicable.

Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities lent. Under the present Guidelines, the collateral must consist of cash, U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank) must be satisfactory to IICO or the Fund's investment subadvisor, as applicable. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If a Fund loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote as to (1) whom securities may be lent, (2) the investment of cash collateral, or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities lent increases, as well as risks of delay in recovering the securities lent or even loss of rights in collateral should the borrower fail financially.

         Money Market Instruments

Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

         Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. government mortgage-backed securities in which the Funds may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

The Funds may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and the Funds may invest in them if IICO determines that such investments are consistent with the Fund's objectives and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

Direct Investments in Mortgages -- Whole Loans. Each of Ivy Mortgage Securities Fund, Ivy Bond Fund, and Ivy Balanced Fund may invest up to 10% of the value of its net assets directly in mortgages securing residential or commercial real estate (that is, the Fund becomes the mortgagee). Such investments are not "mortgage-related securities" as described above. They are normally available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. (Such investments are also referred to as "whole loans".) The vendor of such mortgages receives a fee from the Fund for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Unlike pass-through securities, whole loans constitute direct investment in mortgages inasmuch as a Fund, rather than a financial intermediary, becomes the mortgagee with respect to such loans purchased by the Fund. At present, such investments are considered to be illiquid by IICO or the Fund's investment subadvisor, as applicable. A Fund will invest in such mortgages only if IICO or the Fund's investment subadvisor, as applicable, has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that the purchase of the mortgages should not represent a significant risk of loss to the Fund.

         Natural Resources and Physical Commodities

Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, this Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's portfolio of investments, the Fund's investment subadvisor will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Ivy Global Natural Resources Fund's investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, Mackenzie Financial Corporation (MFC), the Fund's investment subadvisor, currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

Generally, energy commodities, such as coal, natural gas and crude oil, have distinctly higher volatility than other types of commodities, due in part to real time pricing and cross-commodity arbitrage described below. In purchasing related securities, IICO considers the integration of derivatives and physical trades for risk management in a real-time environment in order to meet the demands of the marketplace. As well, scheduling receipts, deliveries and transmission of a commodity can all impact investments in commodities.

Energy commodities have unique market risks and physical properties which can affect the available supply. Factors unique to energy commodities include: research and development, location, recovery costs, transportation costs, conversion costs, and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand.

As well, an investor in commodities must be able to manage cross-commodity arbitrage, that is, the ability to determine positions stated in equivalent units of measure (Btu units). When assessing an investment opportunity--in coal, natural gas or crude oil--this calculation can be critical in determining the success an investor has when calculating how a trade breaks down into a single common denominator. Coal tolling, for instance, involves the conversion of coal to electricity for a fee. The tolling of coal gives marketers, suppliers and generators another arbitrage opportunity if there is a disparity between coal and electricity prices while providing some added liquidity between the two commodities.

Principal risks of investing in certain types of commodities include:

  Cross-commodity arbitrage can negatively impact the Fund's investments;
  Fluctuations in demand can negatively impact individual commodities: alternative sources of energy can create unforeseen competition; changes in weather can negatively affect demand; and global production can alter demand and the need for specific sources of energy;
  Fluctuations in supply can negatively impact individual commodities: transportation costs, research and development, location, recovery/retrieval costs, conversion costs, storage costs and natural disasters can all adversely impact different investments and types of energy;
  Environmental restrictions can increase costs of production;
  Restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country;
  War can limit production or access to available supplies and/or resources.

Investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of a Fund's holdings, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation or depreciation on such investments. A Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When a Fund purchases a precious metal or other physical commodity, IICO currently intends that it will only be in a form that is readily marketable. Under the Federal tax law, a Fund may not earn more than 10% of its yearly gross income from gains resulting from selling precious metals or any other physical commodity (or options on futures thereon unless the gain is realized from certain hedging transactions). See Taxation of the Funds. Accordingly, a Fund may be required to hold its precious metals or sell them at a loss, or to sell its securities at a gain, when for investment reasons it would not otherwise do so.

         Options, Futures and Other Strategies

General. IICO or the Fund's investment subadvisor, as applicable, may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge a Fund's investments. The strategies described below may be used in an attempt to manage the risks of a Fund's investments that can affect fluctuation in its NAV.

Generally, each Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. If a Fund is authorized to invest in foreign securities denominated in other currencies, it may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's holdings is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC). The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and the regulations thereunder and, therefore, are not subject to registration or regulation as a commodity pool operator under such Act. In addition, a Fund's ability to use Financial Instruments is limited by tax considerations. See Taxation of the Funds.

In addition to the instruments, strategies and risks described below, IICO or the Fund's investment subadvisor, as applicable, expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. IICO or the Fund's investment subadvisor, as applicable, may utilize these opportunities to the extent that they are consistent with a Fund's objective and permitted by a Fund's investment limitations and applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectuses or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1)         Successful use of most Financial Instruments depends upon the ability of IICO or the Fund's investment subadvisor, as applicable, to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)         There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)         If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because IICO or the Fund's investment subadvisor, as applicable, projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

(4)         As described below, a Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (that is, Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(5)         A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in a Fund's NAV being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of a Fund's fixed-income portfolio. If IICO or the Fund's investment subadvisor, as applicable, wishes to shorten the average duration of a Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If IICO or the Fund's investment subadvisor, as applicable, wishes to lengthen the average duration of a Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by IICO or the Fund's investment subadvisor, as applicable, may still not result in a successful transaction. IICO or the Fund's investment subadvisor, as applicable, may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies -- Special Considerations. Each Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which IICO or the Fund's investment subadvisor, as applicable, believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that IICO or the Fund's investment subadvisor, as applicable, believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and IICO or the Fund's investment subadvisor, as applicable, believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Fund's commitment to purchase the new (more favorable) currency is limited to the market value of the Fund's securities denominated in the old (less favorable) currency. Because these transactions are not entered into for hedging purposes, the Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, IICO or the Fund's investment subadvisor, as applicable, believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Successful use of forward currency contracts depends on the skill of IICO or the Fund's investment subadvisor, as applicable, in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as IICO or the Fund's investment subadvisor anticipates. There is no assurance that the use of forward currency contracts by IICO or the Fund's investment subadvisor, as applicable, will be advantageous to the Fund or that IICO or the Fund's investment subadvisor will hedge at an appropriate time.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. A Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Fund may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to protect against an increase in the price of securities the Fund anticipates purchasing at a later date; to protect against currency fluctuations; as a duration management technique; to enhance income or capital gains; or to gain exposure to certain markets in an economical way.

A swap agreement is a derivative in the form of a bilateral financial contract under which the Fund and another party, normally a bank, broker-dealer or one of their affiliates, agree to make or receive payments at specified dates based on a specified "notional" amount. Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, foreign currency swaps, and equity, commodity, index or other total return swaps.

Swap agreements are individually negotiated and can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a commodity swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets or index.

Caps, floors and collars have an effect similar to buying or writing options; they allow a purchaser to attempt to protect itself against interest rate movements exceeding specified minimum or maximum levels. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index exceeds a predetermined value. The purchase of a floor entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index falls below a predetermined value. A collar combines elements of buying a floor and selling a cap.

In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for payments equivalent to a floating rate of interest, or if the commodity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as the London Interbank Offered Rate (LIBOR), that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher amount at each swap reset date.

A Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has decreased), the seller would make a termination payment to the buyer. As the seller of credit protection, a Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, a Fund normally would be hedging its exposure on debt obligations that it holds.

Swap agreements may shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Each Fund typically treats the net unrealized gain on each swap as illiquid. See Illiquid Investments.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of 1940 Act. The Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. IICO and each Fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the Fund's borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If IICO or the Fund's investment subadvisor, as applicable, attempts to use a swap as a hedge against, or as a substitute for, a Fund's portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. The Fund bears the risk that IICO or the Fund's investment subadvisor, as applicable, will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund.

The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by IICO or the Fund's investment subadvisor, as applicable. If a firm's creditworthiness declines, the value of the agreement might decline, potentially resulting in losses. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swaps market is a continually evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Real Estate Investment Trust Securities

Each Fund except Ivy Dividend Opportunities Fund may invest in securities issued by real estate investment trusts (REITs). Ivy Dividend Opportunities Fund may invest in REITS only if they are liquid. A REIT is a corporation, trust or association that meets certain requirements of the Internal Revenue Code of 1986, as amended (Code). The Code permits a qualifying REIT to deduct dividends it pays, thereby effectively eliminating entity-level Federal income tax for a REIT that distributes all of its taxable income and net capital gain and making the REIT a pass-through vehicle for Federal income tax purposes. To qualify for treatment as a REIT, a company must, among other things, derive at least 75% of its gross income each taxable year from real estate sources such as rents from real property, mortgage interest, and gains from sales of real estate assets), and must distribute to shareholders annually 90% or more of its taxable income. Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items and U.S. government securities.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate, and derives its income primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of the Fund investments in REITs will consist of securities issued by equity REITs.

         Repurchase Agreements

Each Fund may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments. See Illiquid Investments. A repurchase agreement is an instrument under which a Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of the repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is, and during the entire term of the agreement will remain, at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by IICO.

         Restricted Securities

Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act), or in a registered public offering. For example, a Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, such as Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Trustees. See Illiquid Investments.

         Short Sales against the Box

Each Fund (other than Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund and Ivy International Growth Fund) may sell securities "short against the box." Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. The Funds have no present intention to sell securities short in this fashion.

         U.S. Government Securities

Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Fund will invest in securities of agencies and instrumentalities only if IICO of the Fund's investment subadvisor, as applicable, is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

         Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

         Warrants and Rights

Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

         Warrants with Cash Extractions

Ivy International Balanced Fund may also invest up to 5% of its total assets in warrants used in conjunction with the cash extraction method. If an investor wishes to replicate an underlying share, the investor can use the warrant with cash extraction method by purchasing warrants and holding cash. The cash component would be determined by subtracting the market price of the warrant from the underlying share price.

For example, assume one share for company "Alpha" has a current share price of $40 and issued warrants can be converted one for one share at an exercise price of $31 exercisable two years from today. Also assume that the market price of the warrant is $10 ($40 - $31 + $1) because investors are willing to pay a premium ($1) for previously stated reasons. If an investor wanted to replicate an underlying share by engaging in a warrant with cash extraction strategy, the amount of cash the investor would need to hold for every warrant would be $30 ($40 - $10 = $30). A warrant with cash extraction is, thus, simply a synthetically created quasi-convertible bond.

If an underlying share pays no or a low dividend and has an associated warrant with a market price that is low relative to its share price, a warrant with cash extraction may provide attractive cash yields and minimize capital loss risk, provided the underlying share is also considered a worthy investment. For example, assume Alpha's share is an attractive investment opportunity and its share pays no dividend. Given the information regarding Alpha provided above, also assume that short-term cash currently yields 5% per year and that the investor plans to hold the investment at least two years, barring significant near-term capital appreciation. If the share price were to fall below $30, the warrant with cash extraction strategy would yield a lower loss than the underlying share because an investor cannot lose more than the purchase cost of the warrant (capital risk minimized). The cash component for this strategy would yield $3.08 after two years (compound interest). The total value of the underlying investment would be $43.08 versus $40.00 for the non-yielding underlying share (attractive yield). Finally, it is important to note that this strategy will not be pursued if it is not economically more attractive than underlying shares.

         When-Issued and Delayed-Delivery Transactions

Each Fund (other than Ivy Small Cap Value Fund and Ivy Value Fund) may purchase securities in which it may invest on a when-issued or delayed-delivery (forward commitment) basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to a Fund until delivery and payment is completed. When a Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When a Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter will reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables a Fund to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of IICO or the Fund's investment subadvisor, as applicable, to correctly anticipate increases and decreases in interest rates and prices of securities. If IICO or the Fund's investment subadvisor, as applicable, anticipates a rise in interest rates and a decline in prices and, accordingly, a Fund sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If IICO or the Fund's investment subadvisor, as applicable, anticipates a decline in interest rates and a rise in prices, and, accordingly, the Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether IICO or the Fund's investment subadvisor, as applicable, is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in the Fund's NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but, except for mortgage dollar roll transactions (as discussed below), a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. A Fund may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. In accordance with regulatory requirements, a Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked-to-market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, and Ivy Mortgage Securities Fund may also enter into such transactions to generate incremental income. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable or unwilling to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Fund to roll over its purchase commitment, the Fund may receive a negotiated fee. These transactions, referred to as mortgage dollar rolls (discussed below), are entered into without the intention of actually acquiring securities.

The purchase of securities on a when-issued or forward commitment basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Fund's purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's NAV, which could result in increased volatility of the price of the Fund's shares. No more than 30% of the value of such Fund's (other than Ivy International Balanced Fund's) total assets will be committed to when-issued or forward commitment transactions, and of such 30%, no more than two-thirds (that is, 20% of its total assets) may be invested in mortgage dollar rolls. No more than 20% of the value of Ivy International Balanced Fund's total assets will be committed to when-issued or forward commitment transactions.

Mortgage Dollar Rolls. In connection with its ability to purchase securities on a when-issued or forward commitment basis, Ivy Bond Fund, Ivy Balanced Fund, and Ivy Mortgage Securities Fund may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, a Fund gives up the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the ability of IICO or the Fund's investment subadvisor, as applicable, to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In addition, the use of mortgage dollar rolls by a Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's NAV, which could result in increased volatility of the price of the Fund's shares.

For financial reporting and tax purposes, mortgage dollar rolls are considered as two separate transactions: one involving the sale of a security and a separate transaction involving a purchase. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a "financing" rather than as a separate sale and purchase transactions.

         Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value (that is, original issue discount (OID)) and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

A Fund may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with OID. The Federal tax law requires that a holder of a security with OID accrue as income (take into account, in the case of OID on municipal securities) each year a ratable portion of the OID on the security, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current taxable or tax-exempt income attributable to those securities that will be includable in the taxable dividends it pays to its shareholders. The Fund will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. The Fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

A broker-dealer creates a derivative zero coupon security by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

         Defensive Purposes

Each of Ivy Balanced Fund, Ivy Bond Fund, Ivy Global Bond fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund may invest up to 20% of its net assets in cash or cash equivalents. Ivy Real Estate Securities Fund may invest up to 5% of its net assets in cash or cash equivalents. In addition, for temporary or defensive purposes, each Fund may invest in cash or cash equivalents without limitation. The "cash equivalents" in which each Fund may invest, include short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other investment companies that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to their own fees and expenses); and other similar high-quality short-term U.S. dollar-denominated obligations.

Investment Restrictions and Limitations

Certain of the Funds' investment restrictions and other limitations are described in this SAI. Each of the Funds is "diversified" as defined in the 1940 Act. This means that at least 75% of the value of the Fund's total assets is represented by cash and cash items, government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

         Fundamental Investment Restrictions and Limitations

The following are each Fund's fundamental investment limitations set forth in their entirety, which cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

The following are the fundamental policies of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund and may not be changed without shareholder approval. Each of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund has elected to be classified as a diversified series of an open-end investment company. Each of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund may not:

(1)	borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2)	issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3)	engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4)

purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities;

(5)

purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI. In addition, Ivy Global Natural Resources Fund may invest in commodities relating to natural resources, as described in the Prospectus and this SAI;

(6)

make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans; and

(7)

concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following are the fundamental policies of Ivy Dividend Opportunities Fund and may not be changed without shareholder approval. Ivy Dividend Opportunities Fund may not:

(1)	Buy real estate nor any nonliquid interests in real estate investment trusts;

(2)

With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer;

(3)	Buy the securities of companies in any one industry if more than 25% of the Fund's total assets would then be in companies in that industry;

(4)

Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements, to the extent allowed, and in accordance with the requirements, under the 1940 Act. For purposes of this restriction, the participation of the Fund in a credit facility whereby the Fund may directly lend and borrow money for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered to be the making of a loan;

The following interpretation applies to, but is not part of, this fundamental restriction: the Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

(5)	Invest for the purpose of exercising control or management of other companies;

(6)	Participate on a joint, or a joint and several, basis in any trading account in any securities;

(7)

Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (2) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

(8)	Engage in the underwriting of securities of other issuers;

(9)

Borrow for leveraging or investment. The Fund may borrow money for temporary, emergency or extraordinary purposes in an amount not exceeding 33 1/3% of the value of its total assets less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the Fund's total assets less liabilities (other than borrowings) will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(10)

Purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments; or

(11)	Issue senior securities.

The following are the fundamental policies of each of Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund and may not be changed without shareholder approval.

(1)	Policy Regarding Borrowing and the Issuance of Senior Securities.

No Fund may issue senior securities. Each Fund may, however, issue additional series and classes of shares in accordance with the Agreement and Declaration of Trust of Ivy Funds.

Each Fund may borrow money only for temporary, emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of a Fund's total assets less liabilities (other than borrowings) will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

(2)	Policy Regarding Concentration in a Particular Industry.

Ivy Bond Fund, Ivy International Balanced Fund, Ivy Balanced Fund, Ivy Value Fund and Ivy Small Cap Value Fund.

The Fund will not concentrate its investments in a particular industry. For purposes of this limitation, the U.S. government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Ivy Mortgage Securities Fund.

Under normal market conditions, the Fund will concentrate its investments in the mortgage and mortgage-finance industry. The Fund will not concentrate its investments in any other particular industry. For purposes of this limitation, the U.S. government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Ivy Real Estate Securities Fund.

Under normal market conditions, the Fund will concentrate its investments in the real estate or real estate related industries. The Fund will not concentrate its investments in any other particular industry. For purposes of this limitation, the U.S. government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(3)	Policy Regarding Investments in Real Estate.

The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

(4)	Policy Regarding Investments in Commodities.

No Fund may purchase or sell physical commodities; however, this policy does not prevent a Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

(5)	Policy Regarding Lending.

The Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements, to the extent allowed, and in accordance with the requirements, under the 1940 Act. For purposes of this restriction, the participation of the Fund in a credit facility whereby the Fund may directly lend and borrow money for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered the making of a loan.

(6)	Policy Regarding Underwriting of Securities.

The Fund will not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

The following are the fundamental investment restrictions of each of Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund and may not be changed without shareholder approval.

Each of Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund will not:

(1)

purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and the Fund will invest 25% or more of its total assets in the securities of other investment companies.

(2)	issue senior securities.

borrow money, except as permitted under the 1940 Act, and then not in excess of one-third of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(3)

make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

(4)

engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of portfolio securities.

(5)	buy real estate or any non-liquid interests in real estate investment trusts.

(6)

purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(7)

purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations, and except that these limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

Except with respect to fundamental investment limitation (2), if a percentage restriction is adhered to at the time of an investment transaction, a later increase or decrease in the percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

The following are the fundamental investment restrictions of Ivy Global Bond Fund and may not be changed without shareholder approval. Ivy Global Bond Fund may not:

(1)

Purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

(2)

With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and Government securities as defined in the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer; or buy the securities of companies in any one industry if more than 25% of the Fund's total assets would then be invested in companies in that industry.

(3)	Engage in the underwriting of securities, except to the extent it may be deemed to be an underwriter in connection with the sale of restricted securities.

(4)

Borrow for investment purposes, that is, to purchase securities. The Fund may borrow money from banks as a temporary measure or for extraordinary or emergency purposes but only up to 5% of its total assets.

(5)

Make loans other than certain limited types of loans; the Fund may buy debt securities and other obligations consistent with its goals and other investment policies and restrictions; it can also lend its portfolio securities to the extent allowed, and in accordance with the requirements, under the 1940 Act and enter into repurchase agreements.

(6)

Buy real estate nor any nonliquid interest in real estate investment trusts; however, the Fund may invest in securities (other than limited partnership interests) issued by companies engaged in such business, including real estate investment trusts.

(7)	Issue senior securities.

         Non-Fundamental Investment Restrictions and Limitations

The following investment restrictions are not fundamental, or are operating, and may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.

The following is a non-fundamental investment restriction for all Funds and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds:

(1)

Any Fund of the Trust whose shares are acquired by another Fund of the Trust or Ivy Funds, Inc. in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

The following are non-fundamental investment restrictions for Ivy Cundill Global Value Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy Cundill Global Value Fund may not:

(1)	purchase or sell real estate limited partnership interests;

(2)	purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(3)	invest in oil, gas and/or mineral exploration or development programs;

(4)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, and except that the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(5)	make investments in securities for the purpose of exercising control over or management of the issuer;

(6)

participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of IICO for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(7)

borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

(8)	invest in excess of 20% of its total assets in Distressed Debt;

(9)

purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in Section 12(d)(1) of the 1940 Act.

The following are non-fundamental investment restrictions for Ivy Dividend Opportunities Fund and may be changed by the Board of Trustees without approval of the shareholders of the Fund:

(1)	Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying equity securities.

(2)	The Fund does not intend to invest more than 25% of its total assets in foreign securities.

(3)	The Fund does not currently intend to invest in non-investment grade debt securities if, as a result, more than 10% of its total assets would consist of such investments.

(4)

The Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued.

(5)	The Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act.

(6)

The Fund may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

(7)

To the extent that the Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract exceeds the strike, or exercise, price of the call; a put option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's total assets that are at risk in futures contracts, options on futures contracts and currency options.

The following are non-fundamental investment restrictions for Ivy European Opportunities Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy European Opportunities Fund may not:

(1)

invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadvisor's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

(2)

purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(3)	purchase or sell real estate limited partnership interests;

(4)	sell securities short, except for short sales "against the box";

(5)

participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment subadvisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(6)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(7)	make investments in securities for the purpose of exercising control over or management of the issuer; or

(8)	invest in interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs).

The following are non-fundamental investment restrictions for Ivy Global Natural Resources Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy Global Natural Resources Fund may not:

(1)

invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(2)

purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(3)	purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(4)	invest in interests in oil, gas and/or mineral exploration or development programs;

(5)	sell securities short, except for short sales "against the box;"

(6)

borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(7)

participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(8)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(9)	make investments in securities for the purpose of exercising control over management of the issuer.

Under the 1940 Act, Ivy Global Natural Resources Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

The following are non-fundamental investment restrictions for Ivy International Growth Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy International Growth Fund may not:

(1)	invest in oil, gas or other mineral leases or exploration or development programs;

(2)	invest in companies for the purpose of exercising control of management;

(3)

invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(4)

borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

(5)	purchase securities on margin;

(6)	sell securities short;

(7)

purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

(8)

invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. government, its agencies, authorities, and instrumentalities);

(9)	hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. government, its agencies, authorities and instrumentalities); or

(10)	purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

Under the1940 Act, Ivy International Growth Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (4) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

The following are non-fundamental investment restrictions for Ivy International Core Equity Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy International Core Equity Fund may not:

(1)	invest in oil, gas or other mineral leases or exploration or development programs;

(2)	invest in companies for the purpose of exercising control of management;

(3)	sell securities short, except for short sales "against the box;"

(4)	borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes;

(5)

purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

(6)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(7)

purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder.

Ivy International Core Equity Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

Under the 1940 Act, Ivy International Core Equity Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

The following are non-fundamental investment restrictions for Ivy Pacific Opportunities Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy Pacific Opportunities Fund may not:

(1)	invest in oil, gas or other mineral leases or exploration or development programs;

(2)	invest in companies for the purpose of exercising control of management;

(3)

purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(4)

invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(5)

borrow money, except for temporary purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(6)

purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(7)

participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(8)	sell securities short, except for short sales "against the box;" or

(9)

purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act.

The following are non-fundamental investment restrictions for each of Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds:

(1)	The Fund will not acquire any new securities while borrowings, including borrowings through reverse repurchase agreements, exceed 5% of total assets.

(2)

The Fund will use futures contracts and options on futures contracts only (a) for "bona fide hedging purposes" (as defined in regulations of the Commodity Futures Trading Commission) or (b) for other purposes so long as the aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of liquidation value of the Fund's portfolio.

(3)

The Fund may mortgage, pledge or hypothecate its assets only to secure permitted borrowings. Collateral arrangements with respect to futures contracts, options thereon and certain options transactions are not considered pledges for purposes of this limitation.

(4)	The Fund may not make short sales of securities, other than short sales "against the box."

(5)

The Fund may not purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of securities transactions and it may make margin deposits in connection with futures contracts.

(6)

The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued.

(7)

The total market value of securities against which the Fund may write call or put options will not exceed 20% of the Fund's total assets. In addition, the Fund will not commit more than 5% of its total assets to premiums when purchasing put or call options.

(8)

Ivy International Balanced Fund will not invest more than 5% of its assets in debt securities rated BBB by S&P or Baa by Moody's, Ivy Bond Fund may invest up to 20%, and Ivy Balanced Fund, and Ivy Mortgage Securities Fund may invest up to 10%, of their respective net assets in securities rated BB or Ba by S&P or Moody's, respectively; Ivy Small Cap Value Fund may invest up to 10% of its net assets in securities (including convertible securities) rated at least B- by S&P or by B3 by Moody's. Ivy Bond Fund does not currently intend to invest in non-investment grade debt securities if, as a result, more than 20% of its net assets would consist of such assets.

The following are non-fundamental investment restrictions for Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy Managed European/Pacific Fund and Ivy Managed International Opportunities Fund may not:

(1)	invest more than 15% of its net assets in illiquid securities.

(2)	purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

(3)	purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

The following are non-fundamental investment restrictions for Ivy Global Bond Fund and may be changed by the Board of Trustees without approval of the shareholders of the affected Funds. Under these restrictions, Ivy Global Bond Fund may not:

(1)

Under normal market conditions, at least 80% of the Fund's net assets normally will be invested in bonds. The Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy.

(2)	The Fund does not intend to invest more than 35% of its total assets in non-investment-grade debt securities.

(3)

At least 65% of the Fund's total assets normally will be invested in issuers located in at least three different countries, and no more than 30% of the Fund's total assets normally will be invested in issuers within a single country outside the U.S.

(4)	The Fund may invest up to 100% of its total assets in non-U.S. dollar-denominated securities.

(5)	The Fund does not intend to invest more than 10% of its total assets in non-dividend-paying common stocks.

(6)

The Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued.

(7)

The Fund may not pledge its assets in connection with any permitted borrowings; however, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

(8)

The Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

(9)	The Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.

Notwithstanding the foregoing investment limitations, the Ivy Managed Funds may invest in underlying funds that have adopted investment limitations that may be more or less restrictive than those listed above. Therefore, the Funds may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. However, the current group of underlying Ivy Funds do not engage in investment strategies that are of a nature as those prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each underlying fund are described in its prospectus and SAI.

An investment policy or limitation that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Portfolio Turnover

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. A Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

The portfolio turnover rates for the fiscal years ended March 31, 2008 and March 31, 2007 were as follows:

	2008	2007
Ivy Balanced Fund	9%	23%
Ivy Bond Fund	75%	91%
Ivy Cundill Global Value Fund	39%	42%
Ivy Dividend Opportunities Fund	30%	24%
Ivy European Opportunities Fund	65%	42%
Ivy Global Natural Resources Fund	142%	106%
Ivy International Growth Fund	103%	97%
Ivy International Balanced Fund	24%	22%
Ivy International Core Equity Fund	101%	108%
Ivy Managed European/Pacific Fund	0%	NA
Ivy Managed International Opportunities Fund	0%	NA
Ivy Mortgage Securities Fund	98%	121%
Ivy Pacific Opportunities Fund	96%	74%
Ivy Real Estate Securities Fund	27%	35%
Ivy Small Cap Value Fund	118%	123%
Ivy Value Fund	66%	61%

The high rate of turnover for 2008 for Ivy Global Natural Resources Fund is attributable to the style of portfolio management by its portfolio manager.

A high turnover rate will increase transaction costs and commission costs that will be borne by the Funds and could generate taxable income or loss.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures intended to prevent unauthorized disclosure of Fund portfolio holdings information (Policy). The Policy permits disclosure of non-public portfolio holdings to selected parties only when the Trust has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

         Publicly Available Portfolio Holdings

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Ivy Funds website. This information may be a Fund's complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Trust's first and third quarter reports and filed with the SEC on Form N-Q. This information may also be a partial listing, such as a Fund's top ten portfolio holdings posted on the Ivy Funds website (approximately 30 days after quarter-end).

         Non-Public Portfolio Holdings

The Policy allows the disclosure of a Fund's non-public portfolio holdings for legitimate business purposes, subject to certain conditions, to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients.

The Trust's Treasurer or his designee may provide a Fund's non-public portfolio holdings to a rating and ranking organization (for example, Lipper, Morningstar, etc.) for the purpose of the ranking organization developing a rating for the Fund.

A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (for example, a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality.

A Fund's partial or complete portfolio holdings may be disclosed as frequently as monthly, to certain other persons (recipients), including broker/dealers, current and prospective shareholders of the Fund and current and prospective clients of IICO (or its affiliate), provided that:

  The recipient requests such information from IICO (or its affiliate);
  The individual receiving the request, in conjunction with the Trust's Chief Compliance Officer (CCO), determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;
  The individual receiving the request obtains prior approval from the Legal Department;
  The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (a) will be kept confidential; (b) may not be used to trade in any such portfolio holding that has not been made publicly available nor to purchase or redeem shares of the Fund or any other fund managed by IICO or its affiliate holding such security; and (c) may not be disseminated or used for any purpose other than the purpose referenced in the confidentiality agreement; and
  No compensation is received by the Trust, IICO or any other party in connection with the disclosure of information about portfolio securities.

The Policy provides that attribution reports containing only sector and/or industry breakdown for a Fund can be released without a confidentiality agreement and without regard to any time constraints.

In determining whether there is a legitimate business purpose for making disclosure of a Fund's non-public portfolio holdings information, the Trust's CCO will typically consider whether the disclosure is in the best interests of Fund shareholders and whether any conflict of interest exists between the shareholders and the Fund or IICO or its affiliates. As part of the annual review of the Trust's compliance policies and procedures, the Trust's CCO will report to the Board of Trustees regarding the operation and effectiveness of the Policy, including as to any changes to the Policy that have been made or recommendations for future changes to the Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about a Fund's portfolio securities holdings.

Custodian, Auditors and Service Providers
UMB Bank, n.a.
Citigroup Global Transaction Services
Deloitte & Touche LLP
Bell, Boyd & Lloyd LLP
Ivy Investment Management Company
Waddell & Reed Services Company
Ivy Funds Distributor, Inc.
Interactive Data Corporation

Pursuant to a custodian contract, each Fund has selected UMB Bank, n.a. as custodian for its securities and cash. As custodian, UMB Bank, n.a. maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by the custodian. Each Fund's sub-custodian, Citibank, N.A., serves a similar function for foreign securities.

Rating, Ranking and Research entities
Bloomberg
Lipper
Morningstar
Standard & Poor's
Thompson Financial
Vickers
Wiesenberger
Ibbotson
Vestek
Institutional Shareholder Services

Each Fund may send its complete portfolio holdings information to one or more of the rating, ranking and /or research entities listed above for the purpose of having such entity develop a rating, ranking or specific research product for the Fund.

Brokerage and Brokerage-related information entities
A.G. Edwards & Sons, Inc.
Advest, Inc.
American Technology Research
Bank of America Securities, LLC
Bank of New York
Bank of Oklahoma
Barrington Research
BB & T Capital Markets
Bear Stearns & Co.
Belle Haven Investments, L.P.
Bergen Capital, Inc.
BMO Capital Markets
BNP Paribas Securities Corp.
BNY Capital Markets
BOSC, Inc.
Broadpoint Securities
Canaccord Adams
Cantor Fitzgerald and Co.
Caris and Company
Citigroup Global Markets, Inc.
Commerce Bank
Cowen & Company
Crews & Associates, Inc.
CRT Capital Group, LLC
Credit Suisse First Boston, LLC
Credit Suisse Securities, LLC
D.A. Davidson
Deutsche Bank, AG
Empirical Research Partners
Fidelity Capital Markets
Fifth Third Securities, Inc.
First Albany Capital, Inc.
First Analysis Securities Corp.
Friedman, Billings, Ramsey & Co.
FTN Financial Capital Markets
George K. Baum & Company
Griffin, Kubik, Stephens & Thompson, Inc.
GMS Group, LLC
Goldman Sachs & Co.
Hanifen, Imhoff, Inc.
Hibernia Southcoast Capital, Inc.
Howard Weil, Inc.
Indie Research, LLC
International Strategy & Investment Group
Jefferies Group, Inc.
JMP Securities
JP Morgan Securities, Inc.
Kaufman Brothers
Keefe, Bryette & Woods, Inc.
KeyBanc Capital Markets
Leerink Swann & Co
Lehman Brothers, Inc.
Longbow Research
Majestic Research
Merrill Lynch Pierce Fenner & Smith
Mesirow Financial, Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley & Co., Inc.
M.R. Beal and Co.
Nollenberger Capital Partners
Northland Securities
Off The Record Research
Pacific Crest
Piper Jaffray & Co.
Prudential Equity Group
Raymond James & Associates, Inc.
RBC Capital Markets
RBC Dain Rauscher, Inc.
Robert W. Baird & Co., Inc.
Roth Capital Partners
RW Presspitch & Co., Inc.
Sandler O'Neill
Sanford C. Bernstein
Sidoti & Company, LLC
Southwest Securities, Inc.
Stanford Washington Research Group
Stifel, Nicolaus & Co.
Think Equity Partners
Thomas Weisel Partners
UBS Investment Bank
United Capital Markets
W.H. Mell Associates, Inc.
Wachovia Securities, LLC
Wedbush Morgan Securities
William Blair & Co.
(B.C.) Ziegler & Company

Each Fund may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Fund. No compensation is received by the Trust, IICO or its affiliates, and portfolio holdings information will only be provided for legitimate business purposes.

The Trust may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Trust is governed by the Board of Trustees (Board). A majority of the Board members are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act and therefore qualify as Independent Trustees. The Board elects the officers who are responsible for administering the Funds' day-to-day operations. The members of the Board are also Directors for, and similarly oversee the operations of, each of the 12 funds in the Ivy Funds, Inc., which, together with the 17 funds in the Trust, comprise the Ivy Family of Funds. The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Ivy Family of Funds and the Advisors Fund Complex, which is comprised of each of the funds in the Waddell & Reed Advisors Funds (21 funds), W&R Target Funds, Inc. (25 funds) and Waddell & Reed InvestEd Portfolios, Inc. (3 funds). Jarold W. Boettcher , Joseph Harroz, Jr., Henry J. Herrmann and Eleanor B. Schwartz also serve as directors of each of the funds in the Advisors Fund Complex.

Joseph Harroz, Jr. serves as Independent Chair of the Trust's Board and of the Board of Directors of Ivy Funds, Inc.

A Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The Board appoints officers and delegates to them the management of the day-to-day operations of each of the Funds, based on policies reviewed and approved by the Board, with general oversight by the Board.

         Independent Trustees

The following table provides information regarding each Independent Trustee.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY DIRECTOR
Jarold W. Boettcher 6300 Lamar Avenue Overland Park, KS 66202 1940	Trustee, Fund: 2003 Fund Complex: 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present); President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present); President of Boettcher Aerial, Inc. (Aerial Ag Applicator) (1983 to present)	78

Director of Guaranty State Bank & Trust Co. (financial services); Director of Guaranty, Inc. (financial services); Member of Kansas Board of Regents; Director of Advisors Fund Complex (49 portfolios overseen)

James D. Gressett 6300 Lamar Avenue Overland Park, KS 66202 1950	Trustee, Funds: 2003 Fund Complex: 2002	Secretary of Streetman Homes, LLP (homebuilding company) (2001 to present); Partner, Century Bridge Partners (2007 to present); Manager, Premium Gold Foods (2007 to present) Chief Executive Officer (CEO) of PacPizza LLC (Pizza Hut franchise) (2000 to 2004);	29	None
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1967	Independent Chair, 2006 Trustee, Funds: 2002 Fund Complex: 1998	President and Chief Operating Officer (COO), Graymark HealthCare (medical holding company) (2008); Managing Member, Harroz Investments, LLC, (commercial enterprise investments) (1998 to present); Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to 2008); Adjunct Professor, University of Oklahoma Law School (1997 to 2008);	78

Director of Valliance Bank NA; Director of Advisors Fund Complex (49 portfolios overseen); Director, Mewbourne Family Support Organization (non-profit); Director, Norman Economic Development Coalition (non-profit)

Glendon E. Johnson, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1951	Trustee, Funds: 2003 Fund Complex: 2002	Of Counsel, Lee & Smith, PC (law firm) (1996 to present);Vice President of the Board, Castle Valley Ranches, LLC (ranching) (1995 to present)	29	Director, Thomas Foundation for Cancer Research
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 1937	Trustee, Funds: 2002 Fund Complex: 1995	Retired; Chancellor Emeritus, University of Missouri at Kansas City UMKC (1999 to present); Professor Emeritus (UMKC) (2003 to present); Professor of Business Administration, UMKC (1980 to 2003)	78	Director of Advisors Fund Complex (49 portfolios overseen)
Michael G. Smith 920 York Road Suite 350 Hinsdale IL 60521 1944	Trustee, Funds: 2003 Fund Complex: 2002	Retired	29

Director of Executive Board, Cox Business School, Southern Methodist University; Director of Northwestern Mutual Life Series Funds (27 portfolios overseen); Director, TDAX Funds (5 portfolios overseen)

Edward M. Tighe 6300 Lamar Avenue Overland Park, KS 66202 1942	Trustee, Funds: 2003 Fund Complex: 1999*	Retired; CEO and Director of Asgard Holding, LLC (computer network and security services) (2002 to 2004); CEO and Director of JBE Technology Group, Inc. (telecommunications services) (2001 to 2003)	29	Director, EMT Investments, Inc. (real estate)

*Mr. Tighe has been a Trustee for Ivy Funds since 1999. Ivy Funds became part of the Fund Complex in 2002, when Waddell & Reed Financial, Inc. (WDR) acquired the investment adviser of Ivy Funds.

         Interested Trustees

A Trustee is "interested" by virtue of his/her engagement as an officer of WDR or its wholly owned subsidiaries, including the Fund's investment manager, IICO, the Fund's principal underwriter, IFDI, and the Fund's accounting services agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of his/her personal ownership in shares of WDR.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	TOTAL NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 1942	President, Funds: 2001 Fund Complex: 2001 Trustee, Funds: 1998 Fund Complex: 1998	CEO of WDR (2005 to present); President, CEO and Chairman of IICO (2002 to present); President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) (1993 to present); President and Chief Investment Officer (CIO) of WDR (1998 to 2005); Chief Investment Officer of WRIMCO (1991 to 2005) and IICO (2002 to 2005); President of each of the funds in the Fund Complex	78

Director of WDR, IICO, WRSCO, Waddell & Reed, Inc. and WRIMCO; Director of each of the funds in the Advisors Fund Complex (49 portfolios overseen); Director, Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO

         Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust's officers are:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Mara D. Herrington 6300 Lamar Avenue Overland Park KS 66202 1964	Vice President, Funds: 2006 Fund Complex: 2006 Secretary, Funds: 2006 Fund Complex: 2006

Vice President and Secretary of each of the funds in the Waddell & Reed Fund Complex (2006 to present); Vice President of WRIMCO and IICO (2006 to present); formerly, Vice President and Associate General Counsel, Deutsche Investment Management Americas, Inc. (1994 to 2005)

Joseph W. Kauten 6300 Lamar Avenue Overland Park KS 66202 1969

Vice President,
Funds: 2006
Fund Complex:
2006

Treasurer,
Funds: 2006
Fund Complex:
2006

Principal
Accounting
Officer,
Funds: 2006
Fund Complex:
2006

Principal Financial
Officer,
Funds: 2007
Fund Complex: 2007

Principal Financial Officer and Principal Accounting Officer of each of the funds in the Waddell & Reed Fund Complex (2006 to present); Vice President, Treasurer and Principal Accounting Officer of each of the funds in the Waddell & Reed Fund Complex (2006 to present); Assistant Treasurer of each of the funds in the Waddell & Reed Fund Complex (2003 to 2006); Senior Manager, Deloitte & Touche LLP (2001 to 2003)

Kristen A. Richards 6300 Lamar Avenue Overland Park, KS 66202 1967	Vice President, Funds: 2000 Fund Complex: 2000 Assistant Secretary, Funds: 2006 Fund Complex: 2006 Associate General Counsel, Funds: 2000 Fund Complex: 2000

Senior Vice President of WRIMCO and IICO (2007 to present); Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present) and IICO (2002 to present); Vice President and Associate General Counsel of each of the funds in the Fund Complex (2000 to present); Assistant Secretary of each of the funds in the Fund Complex (2006 to present); Vice President of WRIMCO (2000 to 2007) and IICO (2002 to 2007); Secretary of each of the funds in the Fund Complex (2000 to 2006)

Scott J. Schneider 6300 Lamar Avenue Overland Park KS 66202 1968	Vice President, Funds: 2006 Fund Complex: 2006 Chief Compliance Officer, Funds: 2004 Fund Complex: 2004

Chief Compliance Officer (2004 to present) and Vice President (2006 to present) of each of the Funds in the Fund Complex; formerly, Senior Attorney and Compliance Officer for each of the funds in the Fund Complex (2000 to 2004)

Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 1965	Vice President, Funds: 2000 Fund Complex: 2000 General Counsel, Funds: 2000 Fund Complex: 2000 Assistant Secretary, Funds: 2000 Fund Complex: 2000

Senior Vice President and General Counsel of WDR, Waddell & Reed, WRIMCO and WRSCO (2000 to present); Senior Vice President and General Counsel of IICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex (2000 to present)

         Committees of the Board of Trustees

The Board has established the following committees: Audit Committee, Executive Committee and Governance Committee. The respective duties and current memberships are:

Audit Committee. The Audit Committee serves as an independent and objective party to monitor the Trust's accounting policies, financial reporting and internal control system, as well as the work of the Trust's independent registered public accounting firm. The Committee also serves to provide an open avenue of communication among the Trust's independent registered public accounting firm, the internal accounting staff of IICO and the Board. The Audit Committee consists of Jarold W. Boettcher (Chair), Glendon E. Johnson, Jr. and Edward M. Tighe. During the fiscal year ended March 31, 2008, the Audit Committee met 4 times.

Executive Committee. The Executive Committee acts as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Funds except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law.The Executive Committee consists of Henry J. Herrmann (Chair), Joseph Harroz, Jr. and Glendon E. Johnson, Jr. During the fiscal year ended March 31, 2008, the Executive Committee did not meet.

Governance Committee. The Governance Committee evaluates, selects and recommends to the Board candidates to serve as Disinterested Directors. The Committee will consider candidates for Trustee recommended by Shareholders. Written recommendations with any supporting information should be directed to the Secretary of the Funds. The Governance Committee also oversees the functioning of the Board of Directors and its committees. The Governance Committee consists of James D. Gressett (Chair), Eleanor B. Schwartz and Michael G. Smith. During the fiscal year ended March 31, 2008, the Governance Committee met 2 times.

The Board has authorized the creation of a valuation committee comprised of such persons as may be designated from time to time by WRSCO and includes Henry J. Herrmann. This committee is responsible in the first instance for fair valuation and reports all valuations to the Board on a quarterly (or as needed) basis for its review and approval.

         Ownership of Fund Shares as of December 31, 2007

The following tables provide information regarding shares of the Funds beneficially owned by each Trustee, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (Exchange Act) as well as the aggregate dollar range of shares owned, by each Trustee, within the Fund Complex. A Trustee may elect to defer a portion of his or her annual compensation, which amount is deemed to be invested in shares of funds within the Fund Complex. The amounts listed below as "beneficially owned" shares include any shares deemed invested by a Trustee. Ivy Global Bond Fund was not in existence on December 31, 2007, and therefore is not reflected in the following tables.

Independent Trustees

Trustee	Dollar Range of Shares Owned: Ivy Balanced Fund	Dollar Range of Shares Owned: Ivy Bond Fund	Dollar Range of Shares Owned: Ivy Cundill Global Value Fund	Dollar Range of Shares Owned: Ivy Dividend Opportunities Fund
Jarold W. Boettcher	$0	$0	$50,001 to $100,000	$0
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	$0	$50,001 to $100,000	over $100,000
Edward M. Tighe	$0	$0	$1 to $10,000	$10,001 to $50,000

Trustee	Dollar Range of Shares Owned: Ivy European Opportunities Fund	Dollar Range of Shares Owned: Ivy Global Natural Resources Fund	Dollar Range of Shares Owned: Ivy International Growth Fund	Dollar Range of Shares Owned: Ivy International Balanced Fund
Jarold W. Boettcher	$10,001 to $50,000	$50,001 to $100,000	$0	$10,001 to $50,000
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$0	$50,001 to $100,000	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$10,001 to $50,000	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$10,001 to $50,000	$10,001 to $50,000	$0	$10,001 to $50,000

Trustee	Dollar Range of Shares Owned: Ivy International Core Equity Fund	Dollar Range of Shares Owned: Ivy Managed European/Pacific Fund	Dollar Range of Shares Owned: Ivy Managed International Opportunities Fund	Dollar Range of Shares Owned: Ivy Mortgage Securities Fund
Jarold W. Boettcher	$0	$0	$0	$0
James D. Gressett	$0	$0	$0	$0
Joseph Harroz, Jr.	$10,001 to $50,000	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$0	$0	$0	$0

Trustee	Dollar Range of Shares Owned: Ivy Pacific Opportunities Fund	Dollar Range of Shares Owned: Ivy Real Estate Securities Fund	Dollar Range of Shares Owned: Ivy Small Cap Value Fund	Dollar Range of Shares Owned: Ivy Value Fund
Jarold W. Boettcher	$0	$0	$0	$0
James D. Gressett	over $100,000	$0	$0	$0
Joseph Harroz, Jr.	$50,001 to $100,000	$0	$0	$0
Glendon E. Johnson, Jr.	$0	$0	$0	$0
Eleanor B. Schwartz	$0	$0	$0	$0
Michael G. Smith	$0	$0	$0	$0
Edward M. Tighe	$10,001 to $50,000	$0	$0	$1 to $10,000

Trustee	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Ivy Family of Funds
Jarold W. Boettcher	over $100,000
James D. Gressett	over $100,000
Joseph Harroz, Jr.	over $100,000
Glendon E. Johnson, Jr.	over $100,000
Eleanor B. Schwartz	$10,001 to $50,000
Michael G. Smith	over $100,000
Edward M. Tighe	over $100,000

Interested Trustee

As of December 31, 2007, Mr. Herrmann, the only interested Trustee, did not own shares of any of the Funds in the Trust. The dollar range of shares owned by Mr. Herrmann in the Ivy Family of Funds was: $50,001 to $100,000.

         Compensation

The fees paid to each Director/Trustee (other than Director/Trustees who are affiliates of IICO), are divided among the funds in Ivy Family of Funds based on each fund's net assets. For the fiscal year ended March 31, 2008, the Director/Trustees received the following fees for service as a trustee of the Trust:

	COMPENSATION TABLE

Director	Aggregate Compensation From Trust	Total Compensation From Trust and Ivy Family of Funds[1]
--------	------------	------------
Henry J. Herrmann	$0	$0
Jarold W. Boettcher	43,443	71,500
James D. Gressett	43,443	71,500
Joseph Harroz, Jr.	54,572	89,875 [2]
Glendon E. Johnson, Jr.	43,443	71,500
Eleanor B. Schwartz	43,443	71,500
Michael G. Smith	43,443	71,500
Edward M. Tighe	43,443	71,500

1No pension or retirement benefits have been accrued as a part of Fund expenses.

2Mr. Harroz receives an additional fee for his services as Independent Chair of the Trust's Board and of the Board of Directors of Ivy Funds, Inc. For 2007, this fee was $15,000 per year. For 2008, this fee is $28,500.

The aggregate compensation from the Trust, as indicated above for each Trustee, is allocated to each series of the Trust as follows:

	Balanced Fund	Bond Fund	Cash Reserves	Cundill Global Value Fund	Dividend Opportunities Fund	European Opportunities Fund
Jarold W. Boettcher	$374	$314	$0	$3,459	$657	$2,256
James D. Gressett	374	314	0	3,459	657	2,256
Joseph Harroz, Jr.	469	395	0	4,339	825	2,833
Glendon E. Johnson	374	314	0	3,459	657	2,256
Eleanor B. Schwartz	374	314	0	3,459	657	2,256
Michael G. Smith	374	314	0	3,459	657	2,256
Edward M. Tighe	374	314	0	3,459	657	2,256

	Global Natural Resources Fund	International Growth Fund	International Balanced Fund	International Core Equity Portfolio	Managed European/ Pacific Fund	Managed International Opportunities Fund
Jarold W. Boettcher	$26,223	$993	$1,233	$1,017	$82	$140
James D. Gressett	26,223	993	1,233	1,017	82	140
Joseph Harroz, Jr.	32,952	1,247	1,548	1,278	103	176
Glendon E. Johnson	26,223	993	1,233	1,017	82	140
Eleanor B. Schwartz	26,223	993	1,233	1,017	82	140
Michael G. Smith	26,223	993	1,233	1,017	82	140
Edward M. Tighe	26,223	993	1,233	1,017	82	140

	Mortgage Securities Fund	Pacific Opportunities Fund	Real Estate Securities Fund	Small Cap Value Fund	Value Fund
Jarold W. Boettcher	$1,276	$2,221	$2,181	$618	$329
James D. Gressett	1,276	2,221	2,181	618	329
Joseph Harroz, Jr.	1,601	2,791	2,735	776	413
Glendon E. Johnson	1,276	2,221	2,181	618	329
Eleanor B. Schwartz	1,276	2,221	2,181	618	329
Michael G. Smith	1,276	2,221	2,181	618	329
Edward M. Tighe	1,276	2,221	2,181	618	329

Of the Total Compensation listed above, the following amounts have been deferred:

Jarold W. Boettcher	$12,500
James D. Gressett	56,000
Joseph Harroz, Jr.	44,937
Eleanor B. Schwartz	9,600
Michael G. Smith	71,500
Edward M. Tighe	0

The officers as well as Mr. Herrmann are paid by IICO or its affiliates.

The Board previously created an honorary position of Trustee Emeritus, whereby an incumbent Trustee who attained the age of 75 must resign his or her position as Trustee and, unless he or she elects otherwise, will serve as Trustee Emeritus provided the Trustee has served as a Trustee of the Trust for at least five years which need not have been consecutive. Under the Plan, for three years following the date of retirement, a Trustee Emeritus will receive fees in recognition of his or her past services equal to the annual retainer he or she was receiving at the time of his or her resignation as a Trustee, whether or not services are rendered in his or her capacity as Trustee Emeritus, but he or she has no authority or responsibility with respect to the management of the Trust. Currently, there are no persons who have retired as Trustee and elected Trustee Emeritus status, and the Board of the Trust has determined to eliminate this Plan for current and future board members. However, the Ivy International Growth Fund is responsible for paying its proportionate shares of fees to eligible members of the predecessor Board of Directors of Ivy Funds, Inc. as a result of the merger of a series of that corporation into the Ivy International Growth Fund. IICO has agreed to reimburse the Ivy International Growth Fund for these payments.

Code of Ethics

Each of the Trust, IICO, IFDI, Advantus Capital Management, Inc., Henderson Global Investors (North America) Inc., Mackenzie Financial Corporation, and Templeton Investment Counsel, LLC has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective trustees, directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth information with respect to the Fund, as of June 30, 2008, regarding the beneficial ownership of Fund shares.

Name and Address		Beneficially
of Beneficial Owner	Class	or of Record	Percent
--------------------------	-------	----------------	---------
ACPE Ttee AFCS Trust Fund	Bond Fund

Invest Ed 529 Plan	Class E	4,765	5.06%
Vijaya R Cherukuri Cust
FBO Designated Beneficiary	Cundill Global Value Fund
Diamond Bar CA	Class E	2,275	6.87%

	Dividend Opportunities Fund
	Class E	1,821	1.28%

	International Balanced Fund
	Class E	2,886	4.75%

	International Core Equity Fund
	Class E	1,755	2.39%

ACPE Ttee AFCS Trust Fund	Cundill Global Value Fund
Invest Ed 529 Plan	Class E	2,133	6.44%
Kristen S Miller
FBO Various
Loma CO

ACPE Ttee AFCS Trust Fund	Bond Fund
Invest Ed 529 Plan	Class E	4,723	5.02%
Cathy H Owen
FBO Various
Honolulu HI

Ameritrade Inc FBO	Cundill Global Value Fund
Omaha NE	Advisor Class	2,700	1.50%

	Dividend Opportunities Fund
	Class Y	45,087	3.22%

	Global Natural Resources Fund
	Class Y	396,873	1.66%
	Advisor Class	4,504	44.76%

	International Balanced Fund
	Class Y	4,209	2.40%

NFS LLC FEBO	International Core Equity Fund
Broadway National Bank DBA MOT	Class Y	102,643	13.79%
San Antonio TX

IRA FBO Allan A Carswell	European Opportunities Fund
VFTC As Custodian	Advisor Class	3,570	7.03%
Oreland PA

City National Bank	Global Bond Fund
P O Box 60520	Class A	100,000	9.27%
Los Angeles CA 90060-0520

Citigroup Global Markets	Cundill Global Value Fund
Attn: Andrew Gott	Class A	808,424	2.52%
Owings Mills MD	Class B	136,327	4.95%
	Class C	1,788,230	26.03%

	Dividend Opportunities Fund
	Class A	156,457	1.47%
	Class C	90,954	5.22%

	European Opportunities Fund
	Class A	130,060	1.24%
	Class B	85,615	9.51%
	Class C	278,831	18.10%

	Global Natural Resources Fund
	Class A	10,439,886	7.22%
	Class B	1,301,023	12.97%
	Class C	12,614,739	23.76%

	International Balanced Fund
	Class A	615,622	3.72%
	Class B	80,453	9.73%
	Class C	953,830	35.14%

	International Core Equity Fund
	Class A	1,683,530	11.34%
	Class B	200,292	18.76%
	Class C	1,521,355	47.38%

	International Growth Fund
	Class A	216,478	4.82%
	Class B	23,439	7.89%
	Class C	69,221	4.46%

	Pacific Opportunities Fund
	Class B	15,886	1.24%
	Class C	161,329	7.33%

Peter Cundill Holdings Ltd	Cundill Global Value Fund
c/o Arthur Chan	Advisor Class	42,302	23.53%
Vancouver BC
Canada

Dingle & Co	Global Natural Resources Fund
c/o Comerica Bank	Class I	262,186	6.28%
Detroit MI

MG Trust Co Cust	Real Estate Securities Fund
FBO Envirotrac Ltd 401(K) Plan	Class R	2,171	18.84%
Denver CO

FTC & Co	Cundill Global Value Fund
Attn: Datalynx	Advisor Class	53,114	29.55%
Denver CO

IRA FBO Richard N Gray	Pacific Opportunities Fund
Sunamerica Trust Co Cust	Advisor Class	4,289	72.41%
Rollover Account
Southgate MI

Hartford Life Insurance Co	Global Natural Resources Fund
Separate Account	Class R	512,501	60.84%
Simsbury CT	Class Y	988,287	4.13%

Howard C Herrmann &	European Opportunities Fund
Deborah R Herrmann	Advisor Class	4,265	8.40%
Jt Ten Wros
Bryn Mawr PA

Ivy Investment Management	Cundill Global Value Fund
Company	Class Y	12,651	2.21%
ATTN: Bernita Moorshead
P O Box 29217	European Opportunities Fund
Shawnee Mission KS	Class Y	7,716	6.11%

	International Core Equity Fund
	Class Y	13,951	1.87%

	International Growth Fund
	Class Y	5,707	6.14%

	Pacific Opportunities Fund
	Class Y	16,909	4.40%

	Real Estate Securities Fund
	Class R	5,638	48.91%

UMB Bank as Custodian for	European Opportunities Fund
Ivy Managed European/Pacific Fund	Class I	1,151,703	65.05%
Master Account
c/o Dawn Anthony	Pacific Opportunities Fund
6300 Lamar Ave	Class I	1,511,308	61.38%
Overland Park KS

UMB Bank as Custodian for	European Opportunities Fund
Ivy Managed International	Class I	538,010	30.39%
Opportunities Master Account
c/o Dawn Anthony	International Balanced Fund
6300 Lamar Ave	Class I	3,282,386	98.19%
Overland Park KS
	International Core Equity Fund
	Class I	1,519,403	96.10%

	International Growth Fund
	Class I	531,684	81.03%

	Pacific Opportunities Fund
	Class I	709,598	28.82%

Fiduciary Trust Co NH Cust	Pacific Opportunities Fund
Roth IRA	Advisor Class	1,628	27.49%
FBO Slade Kosova
Lake Worth FL

Wells Fargo Bank NA FBO	Cundill Global Value Fund
Levitt Beth A 1961 B Trust	Class Y	56,825	9.94%
Minneapolis MN

Wells Fargo Bank NA FBO	Cundill Global Value Fund
Levitt Jay B 1965 B Trust	Class Y	56,936	9.94%
Minneapolis MN

Wells Fargo Bank NA FBO	Cundill Global Value Fund
Levitt Mark A 1957 B Trust	Class Y	56,936	9.94%
Minneapolis MN

Wells Fargo Bank NA FBO	Cundill Global Value Fund
Levitt Randall J 1955 B Trust	Class Y	51,398	8.98%
Minneapolis MN

LPL Financial Services	Cundill Global Value Fund
9785 Towne Centre Dr	Advisor Class	2,395	1.33%
San Diego CA
	European Opportunities Fund
	Class Y	3,252	2.58%

	Managed European/Pacific Fund
	Class Y	2,231	7.64%

	Managed International Opportunities Fund
	Class Y	16,530	35.35%
MAC & Co	Global Natural Resources Fund
Mutual Fund Operations	Class I	780,616	18.71%
Pittsburgh PA

Minnesota Life Insurance Company	Balanced Fund
ATTN: A6-4105	Class Y	1,657,438	97.63%
400 Robert St N # A6-4105
Saint Paul MN	Global Natural Resources Fund
	Class Y	1,349,794	5.64%

	Mortgage Securities Fund
	Class Y	495,966	54.59%

	Real Estate Securities Fund
	Class Y	6,405,120	98.32%

	Small Cap Value Fund
	Class Y	892,301	95.23%

Minnesota Life	Bond Fund
ATTN: 16-4178	Class A	2,792,107	25.20%
400 Robert St N # 16-4178
Saint Paul MN

MLPF&S	Balanced Fund
For the Sole Benefit of its Customers	Class C	37,222	13.19%
ATTN: Fund Administration
4800 Deer Lake Dr E 3rd Fl	Bond Fund
Jacksonville FL	Class B	21,771	6.13%
	Class C	90,141	15.49%
	Class Y	1,747	14.27%

	Cundill Global Value Fund
	Class A	761,551	2.38%
	Class B	116,214	4.22%
	Class C	723,309	10.53%

	Dividend Opportunities Fund
	Class B	50,411	6.92%
	Class C	207,235	11.89%
	Class Y	443,910	31.66%

	European Opportunities Fund
	Class A	300,714	2.88%
	Class B	114,785	12.75%
	Class C	324,849	21.09%
	Advisor Class	23,683	46.66%

	Global Natural Resources Fund
	Class A	17,718,388	12.26%
	Class B	1,584,232	15.79%
	Class C	9,982,384	18.80%
	Class R	129,731	15.40%
	Advisor Class	2,317	23.03%

	International Balanced Fund
	Class A	289,192	1.75%
	Class B	80,218	9.70%
	Class C	269,706	9.94%
	Class Y	84,493	48.19%

	International Core Equity Fund
	Class A	1,309,331	8.82%
	Class B	342,340	32.06%
	Class C	777,982	24.23%
	Advisor Class	79	100.00%

	International Growth Fund
	Class A	527,050	11.74%
	Class B	61,867	20.83%
	Class C	147,428	9.50%
	Class I	90,159	13.74%

	Managed European/Pacific Fund
	Class C	5,938	2.28%

	Mortgage Securities Fund
	Class C	23,762	1.55%
	Class Y	95,802	10.55%

	Pacific Opportunities Fund
	Class A	276,361	1.03%
	Class B	27,841	2.17%
	Class C	288,914	13.12%

	Real Estate Securities Fund
	Class B	9,292	1.27%
	Class R	1,050	9.11%

	Value Fund
	Class A	136,325	3.98%
	Class C	5,613	2.63%
National Financial Services LLC	European Opportunities Fund
For the Exclusive Benefit of	Advisor Class	5,230	10.30%
Our Customers
New York NY

Nationwide Trust Company FSB	Balanced Fund
c/o IPO Portfolio Accounting	Class Y	32,853	1.94%
P O Box 182029
Columbus OH	Bond Fund
	Class Y	8,210	67.05%

	Cundill Global Value Fund
	Class Y	174,963	30.56%

	Dividend Opportunities Fund
	Class Y	818,856	58.41%

	European Opportunities Fund
	Class Y	104,237	82.59%

	Global Natural Resources Fund
	Class Y	807,095	3.38%

	International Balanced Fund
	Class Y	40,496	23.10%

	International Core Equity Fund
	Class Y	357,28	48.01%

	International Growth Fund
	Class Y	22,742	24.48%

	Managed European/Pacific Fund
	Class Y	1,450	4.96%

	Mortgage Securities Fund
	Class Y	278,147	30.62%

	Pacific Opportunities Fund
	Class Y	319,483	83.14%

	Real Estate Securities Fund
	Class A	156,524	1.10%
	Class Y	90,356	1.39%

	Small Cap Value Fund
	Class Y	41,495	4.43%
Northern Trust Co Cust	Global Natural Reources Fund
FBO Osuf Pld Fds	Class I	217,397	5.21%
Chicago IL

Prudential Inv Mgmnt Svc	European Opportunities Fund
FBO of Mutual Fund Clients	Advisor Class	1,182	2.33%
ATTN: Pruchoice Unit
Iselin NJ	Global Natural Resources Fund
	Class A	6,816,694	4.72%

	International Growth Fund
	Class Y	30,514	32.85%

Jacob R Ruf II FBO	International Balanced Fund
Ruf Corp 401k PSP	Class Y	2,616	1.49%
& Trust
Olathe KS	Value Fund
	Class Y	7,219	28.02%

Saxon & Co	Global Natural Resources Fund
A Partnership	Class Y	1,860,719	7.78%
Philadelphia PA

Charles Schwab & Co Inc	European Opportunities Fund
Reinvest Account	Class A	169,780	1.62%
Attn: Mutual Fund Dept	Advisor Class	5,002	9.86%
101 Montgomery Street
San Francisco CA	Global Natural Resources Fund
	Class A	6,510,420	4.51%

	International Core Equity Fund
	Class A	162,690	1.10%

	International Growth Fund
	Class A	282,925	6.30%

Charles Schwab & Co Inc	Cundill Global Value Fund
Special Custody Account for the	Class C	91,922	1.34%
Benefit of Customers	Class Y	69,910	8.59%
Attn: Mutual Funds
101 Montgomery St	Global Natural Resources Fund
San Francisco CA	Class R	34,163	4.06%
	Class Y	11,800,845	49.35%

	International Balanced Fund
	Class A	332,711	2.01%
	Class Y	12,223	6.97%

	International Core Equity Fund
	Class Y	163,840	22.02%

	International Growth Fund
	Class Y	962	1.04%

	Managed European/Pacific Fund
	Class Y	2,163	7.40%

	Managed International Opportunities Fund
	Class Y	7,706	16.48%
MG Trustco Cust FBO	Real Estate Securities Fund
Lloyd M Smith DDS SC 401K Plan	Class R	1,837	15.94%
Denver CO

Counsel Trust DBA MATC FBO	Bond Fund
Sun City Summerlin Community A	Class Y	2,105	17.19%
401 K Profit Sharing Plan & Trust
Pittsburgh PA

THAFNAB&CO	Dividend Opportunities Fund
Terre Haute IN	Class I	3,079	32.19%

Ultra Series Moderate Allocation	Global Natural Resources Fund
Fund	Class I	234,678	5.63%
Madison WI

Vanguard Fiduciary Trust Co	Cundill Global Value Fund
Wayne PA	Class Y	81,270	14.19%

Waddell & Reed	Balanced Fund
Financial Inc.	Class E	6,454	100.00%
Bernita Moorshead	Class I	6,465	100.00%
P O Box 29217
Shawnee Mission KS	Bond Fund
	Class E	10,077	10.70%
	Class I	10,167	54.30%

	Cundill Global Value Fund
	Class E	6,782	20.48%

	Dividend Opportunities Fund
	Class E	6,434	4.54%
	Class I	6,486	67.81%

	European Opportunities Fund
	Class E	2,749	100.00%

	Global Bond Fund
	Class A	499,000	46.30%
	Class B	500,000	99.66%
	Class C	500,000	97.43%
	Class I	499,700	100.00%
	Class Y	499,700	81.12%

	Global Natural Resources Fund
	Class E	3,417	3.31%

	International Balanced Fund
	Class E	6,622	10.41%

	International Core Equity Fund
	Class E	6,141	8.36%

	International Growth Fund
	Class E	2,903	100.00%

	Managed European/Pacific Fund
	Class B	20,832	13.27%
	Class C	20,817	8.01%
	Class E	20,957	100.00%
	Class I	20,992	100.00%
	Class Y	20,951	71.72%

	Managed International Opportunities Fund
	Class A	20,000	0.82%
	Class B	20,515	4.80%
	Class C	20,528	4.79%
	Class E	20,641	100.00%
	Class I	20,675	100.00%
	Class Y	20,637	44.13%

	Mortgage Securities Fund
	Class E	9,966	32.22%

	Pacific Opportunities Fund
	Class E	6,515	100.00%

	Real Estate Securities Fund
	Class E	4,158	15.77%

	Small Cap Value Fund
	Class E	6,562	100.00%

	Value Fund
	Class E	5,662	100.00%
	Class I	5,672	100.00%

Waddell & Reed	Bond Fund
Financial, Inc.	Class I	8,558	45.70%
401(k) and Thrift Plan
6300 Lamar Avenue	Cundill Global Value Fund
Overland Park KS	Class I	127,357	100.00%

	European Opportunities Fund
	Class I	77,843	4.40%

	Global Natural Resources Fund
	Class I	222,057	5.32%

	International Balanced Fund
	Class I	60,466	1.81%

	International Core Equity Fund
	Class I	60,199	3.81%

	International Growth Fund
	Class I	28,862	4.40%

	Mortgage Securities Fund
	Class I	27,443	100.00%

	Pacific Opportunities Fund
	Class I	241,143	9.79%

	Real Estate Securities Fund
	Class I	73,183	100.00%

	Small Cap Value Fund
	Class I	39,911	100.00%

Waddell & Reed Inc.	Dividend Opportunities Fund
DCA Acct	Class Y	23,400	1.67%
ATTN: Bernita Moorshead
PO Box 29217	International Core Equity Fund
Shawnee Mission KS	Class Y	3,414	1.56%

	International Growth Fund
	Class Y	19,443	20.43%

	Value Fund
	Class Y	18,540	71.98%

Fiduciary Trust Co NH Cust	Global Natural Resources Fund
IRA	Advisor Class	2,560	25.44%
FBO David D Wilson
Crp Christi TX

WRIICO	Cundill Global Value Fund
Bernita F Mooshead	Advisor Class	72,846	40.53%
Waddell & Reed
6300 Lamar Ave
Overland Park KS
As of June 30, 2008, all of the Trustees and officers of each Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

The Trust has a Master Business Management and Investment Advisory Agreement with IICO with respect to Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, a separate Investment Management Agreement with respect to Ivy Dividend Opportunities Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund and Ivy Global Bond Fund, and a separate Investment Management Agreement with respect to Ivy Balanced Fund, Ivy Bond Fund, Ivy Global Natural Resources Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund (collectively, the Management Agreements). Under the Master Business Management and Investment Advisory Agreement, IICO provides business management services and investment advisory services to the Funds covered by the Agreement. Under the Investment Management Agreements, with respect to each Fund covered by the Agreements, IICO is employed to supervise the investments of the Fund and provide investment advice to the Fund or monitor and supervise the activities of a subadvisor, if applicable. Each of the Management Agreements obligates IICO to make investments for the account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Internal Revenue Code of 1986, as amended (the Code) relating to regulated investment companies, subject to policy decisions adopted by the Board.

IICO, located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS 66201-9217, is an SEC registered investment advisor. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $28 billion in assets under management as of March 31, 2008 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002, and as investment manager for each of the Funds in Ivy Funds, Inc. since June 30, 2003. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

The Management Agreements with IICO with respect to each of the Funds except Ivy Global Bond Fund were renewed by the Board of Trustees, including a majority of the Independent Trustees, at a meeting held on August 29, 2007, and each will continue in effect for the period from October 1, 2007 through September 30, 2008, unless sooner terminated. Each Management Agreement provides that it may be renewed from year to year as to each affected Fund. A discussion regarding the basis of the approval of the Management Agreements is available in the Trust's Semiannual Report to Shareholders, dated September 30, 2007, which is available upon request.

The Management Agreement with IICO with respect to Ivy Global Bond Fund was approved by the Board of Trustees, including a majority of the Independent Trustees, at a meeting held on February 13, 2008. A discussion regarding the basis of the approval of the Management Agreement will be available in the Trust's Semiannual Report to Shareholders, dated September 30, 2008.

         Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to Ivy Real Estate Securities Fund, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with IICO. Advantus Capital was the investment adviser and manager of each of the predecessor funds since March 1, 1995. Advantus Capital was incorporated in Minnesota in June 1994, and is an affiliate of Minnesota Life. For its services, Advantus Capital receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Advantus Capital as a Percentage of
the Fund's Average Net Assets
Ivy Bond Fund	0.27%
Ivy Mortgage Securities Fund	0.30%
Ivy Real Estate Securities Fund	0.55%

Under an agreement with IICO, Henderson Global Investors (North America) Inc. (HGINA), 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611, serves as subadvisor to Ivy European Opportunities Fund. HGINA, in turn, has a subadvisory agreement with Henderson Investment Management Limited (Henderson), 4 Broadgate, London, England EC2M 2DA, under which Henderson serves as subadvisor to the Fund. HGINA and Henderson are registered with the SEC as investment advisers and provide international and global investment management services to institutional and individual investors and investment companies. HGINA and Henderson are indirect, wholly owned subsidiaries of Henderson Group plc, which is located at the same address as Henderson, and is listed on the London Stock Exchange. For its services, HGINA receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to HGINA as a Percentage of
the Fund's Average Net Assets
Ivy European Opportunities Fund	0.50%

For its services, Henderson receives fees from HGINA pursuant to the following schedule:

Fund Name	Fee Payable to Henderson as a Percentage of
the Fund's Average Net Assets
Ivy European Opportunities Fund	0.39%

Mackenzie Financial Corporation (Mackenzie), located at 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as subadvisor to Ivy Global Natural Resources Fund under an agreement with IICO. Mackenzie is a corporation organized under the laws of Ontario. Mackenzie, a wholly-owned subsidiary of IGM Financial Inc., is registered in Ontario as a mutual fund dealer and also registered with the SEC as an investment adviser. For its services, Mackenzie receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Mackenzie as a Percentage of
	the Fund's Average Net Assets
Ivy Global Natural Resources	Fund Assets	Fee
	up to $500 million	0.500%
	$500 million to $1 billion	0.425%
	$1 billion to $2 billion	0.415%
	$2 billion to $3 billion	0.400%
	over $3 billion	0.380%

Mackenzie also serves as subadvisor to Ivy Cundill Global Value Fund, under an agreement with IICO that became effective December 7, 2006. On September 22, 2006, Mackenzie and its affiliates acquired the assets of Cundill Investment Research Ltd., the former investment subadvisor for Ivy Cundill Global Value Fund, and its related entities (the "Transaction"). In connection with the Transaction, the Board approved, and subsequently the shareholders of the Fund approved, a new investment subadvisory agreement with Mackenzie, on substantively similar terms as the previous agreement with Cundill Investment Research Ltd. Mackenzie Cundill Investment Management Ltd. (Cundill) is one of the companies that comprises the Cundill Division of Mackenzie. Mackenzie has a Memorandum of Understanding with Cundill, under which Cundill serves as the subadvisor to Ivy Cundill Global Value Fund. For its services under the agreement, Mackenzie receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Mackenzie as a Percentage of
	the Fund's Average Net Assets
Ivy Cundill Global Value Fund	Fund Assets	Fee
	up to $500 million	0.500%
	$500 million to $1 billion	0.425%
	$1 billion to $2 billion	0.415%
	$2 billion to $3 billion	0.400%
	over $3 billion	0.380%

Templeton Investment Counsel, LLC (Templeton), a Delaware limited liability company with principal offices at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as subadvisor to Ivy International Balanced Fund under an agreement with IICO. Templeton is an indirect, wholly owned subsidiary of Templeton Worldwide, Inc., Fort Lauderdale, Florida (TWI), which in turn is a wholly owned subsidiary of Franklin Resources, Inc. Templeton has an agreement with its affiliate, Franklin Advisors, Inc., under which Michael Hasenstab, Ph.D. provides his services to Ivy International Balanced Fund. In addition, Templeton has an agreement with its affiliate, Templeton Global Advisors Limited, under which Edgerton Tucker Scott provides his services to the Fund. For its services, Templeton receives fees from IICO pursuant to the following schedule:

Fund Name	Fee Payable to Templeton as a Percentage of
	the Fund's Average Net Assets
Ivy International Balanced Fund	Assets	Fee
	On the first $100 million	0.50%
	On the next $100 million	0.40%

Each of the Subadvisory Agreements between IICO and Advantus Capital, Henderson, Mackenzie and Templeton will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, each Subadvisory Agreement is terminable at any time, without penalty, by the Board or by IICO on 60 days' written notice to the Subadvisor, or by the Subadvisor on 60 days' written notice to IICO.

Each Subadvisory Agreement provides that it may be renewed from year to year as to each affected Fund. Each of the Subadvisory Agreements between IICO and Advantus Capital, Henderson, Mackenzie and Templeton was renewed by the Board of Trustees, including a majority of the Independent Trustees, at a meeting held on August 29, 2007, and each will continue in effect for the period from October 1, 2007 through September 30, 2008, unless sooner terminated. A discussion regarding the basis of the approval of each of these Subadvisory Agreements is available in the Trust's Semiannual Report to Shareholders, dated September 30, 2007, which is available upon request.

         Payments for Management Services

Under the Management Agreements, for IICO's management services, the Funds pay IICO a fee as described in the Prospectuses. Each of the Funds accrues this fee daily and pays monthly. Management fees paid by the Funds for the periods shown are as follows:

Ivy Balanced Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Balanced Fund paid IICO fees of $686,241, $669,748 and $691,288, respectively.

Ivy Bond Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Bond Fund paid IICO fees of $459,517, $338,543 and $293,601, respectively.

Ivy Cundill Global Value Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Cundill Global Value Fund paid IICO fees of $7,997,230, $8,795,942, and $6,478,747, respectively.

Ivy Dividend Opportunities Fund: During the fiscal years ended March 31, 2008, March 31, 2007, March 31, 2006, Ivy Dividend Opportunities Fund paid IICO fees of $1,251,359, $748,055 and $454,573 , respectively.

Ivy European Opportunities Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy European Opportunities Fund paid IICO fees of $5,296,941, $3,768,151and $2,836,263, respectively.

Ivy Global Natural Resources Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Global Natural Resources Fund paid IICO fees of $57,405,224, $34,559,342, and $18,483,719, respectively.

Ivy International Growth Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy International Growth Fund paid IICO fees of $2,186,764, $1,934,409 and $1,475,111, respectively.

Ivy International Balanced Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy International Balanced Fund paid IICO fees of $2,323,907, $1,316,187 and $835,108

Ivy International Core Equity Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy International Core Equity Fund paid IICO fees of $2,350,934, $1,255,084 and $597,529, respectively.

Ivy Managed European/Pacific Fund: During the fiscal years ended March 31, 2008, Ivy Managed European/Pacific Fund paid IICO fees of $15,852.

Ivy Managed International Opportunities Fund: During the fiscal years ended March 31, 2008, Ivy Managed International Opportunities Fund paid IICO fees of $28,027.

Ivy Mortgage Securities Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Mortgage Securities Fund paid IICO fees of $1,651,292, $1,472,012 and $1,263,685.

Ivy Pacific Opportunities Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Pacific Opportunities Fund paid IICO fees of $5,800,049, $3,181,366 and $1,281,010, respectively.

Ivy Real Estate Securities Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Real Estate Securities Fund paid IICO fees of $4,737,505, $5,325,800 and $3,642,995, respectively.

Ivy Small Cap Value Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Small Cap Value Fund paid IICO fees of $1,339,528, $1,149,750 and $976,785, respectively.

Ivy Value Fund: During the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006, Ivy Value Fund paid IICO fees of $593,517, $569,827 and $527,266, respectively.

The Management Agreements permit IICO, or an affiliate of IICO, to enter into a separate agreement for transfer agency services (the Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Trust. The Management Agreements contain detailed provisions as to the matters to be considered by the Board of Trustees prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement.

Shareholder Services

Under the Shareholder Servicing Agreements entered into between the Trust and WRSCO, an affiliate of IICO, WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Trustees without shareholder approval. The Trust has entered into a Shareholder Servicing Agreement on behalf of each of the Funds except the Ivy Managed Funds, and a separate Agreement on behalf of the Ivy Managed Funds.

The Shareholder Servicing Agreement for each of the Funds except the Ivy Managed Funds, with respect to Class A, Class B and Class C, Class E, Class II and Advisors Class shares, provides that each Fund pays WRSCO an annual fee (payable monthly) for each account of the Fund that is non-networked and that fee ranges from $18.05 to $20.35 per account; however, WRSCO has agreed to reduce these fees if the number of total Fund accounts within the Complex reaches certain levels. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial companies who are agents of the Fund for the limited purpose of purchases and sales), WRSCO has agreed to reduce its per account fees charged to the Funds to $6.00 per account, with the Funds bearing the remainder of the costs charged by the financial services companies (which historically has averaged $6.00 per account but could be $20.00, or higher, per account).

However, WRSCO has agreed to reduce these fees if the number of total Fund accounts within the Complex reaches certain levels. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial companies who are agents of the Fund for the limited purpose of purchases and sales), WRSCO has agreed to reduce its per account fees charged to the Funds to $6.00 per account, with the Funds bearing the remainder of the costs charged by the financial services companies (which historically has averaged $6.00 per account but could be $20.00, or higher, per account).

Each Fund, or IICO (including any affiliate of IICO), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account. These payments range from an annual fee of $3.00 to $20.00 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Under the Shareholder Servicing Agreement, for each of the Funds except the Ivy Managed Funds, with respect to Class I shares, each Fund pays WRSCO an amount payable on the first day of each month equal to 1/12 of 0.15 of 1% of the average daily net assets of the Class for the preceding month.

With respect to Class R shares, each Fund pays WRSCO an amount payable on the first day of the month equal to 1/12 of 0.20 of 1% of the average daily net assets of the Class for the preceding month.

With respect to Class Y shares, for each of the Funds except the Ivy Managed Funds, each Fund pays WRSCO an amount payable on the first day of the month equal to 1/12 of 0.15 of 1% of the average daily net assets of the Class for the preceding month.

Fees paid to WRSCO under the Shareholder Servicing Agreement during the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 were as follows:

	2008	2007	2006
Ivy Balanced Fund	$162,617	$173,314	$189,532
Ivy Bond Fund	137,467	91,914	74,126
Ivy Cundill Global Value Fund	1,375,918	1,568,798	1,384,283
Ivy Dividend Opportunities Fund	358,142	222,715	137,385
Ivy European Opportunities Fund	1,110,352	804,131	655,068
Ivy Global Natural Resources Fund	3,795,320	3,544,742	2,890,135
Ivy International Growth Fund	340,542	387,416	197,406
Ivy International Balanced Fund	508,364	347,720	262,651
Ivy International Core Equity Fund	429,976	221,316	92,451
Ivy Managed European/Pacific Fund	0	NA	NA
Ivy Managed International Opportunities Fund	0	A	A
Ivy Mortgage Securities Fund	565,271	553,045	515,940
Ivy Pacific Opportunities Fund	1,337,307	927,336	407,224
Ivy Real Estate Securities Fund	1,332,753	1,239,936	929,786
Ivy Small Cap Value Fund	541,962	450,035	395,608
Ivy Value Fund	227,489	209,030	191,503

The Fund also pays certain out-of-pocket expenses of WRSCO, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by WRSCO in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by IFDI, IICO or WRSCO. Out-of-pocket expenses of WRSCO paid during the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 were as follows:

	2008	2007	2006
Ivy Balanced Fund	$52,237	$53,056	$47,242
Ivy Bond Fund	59,327	42,196	31,516
Ivy Cundill Global Value Fund	962,324	895,206	559,843
Ivy Dividend Opportunities Fund	139,965	81,836	49,981
Ivy European Opportunities Fund	563,215	398,765	304,581
Ivy Global Natural Resources Fund	7,094,454	3,961,614	1,409,239
Ivy International Growth Fund	322,829	286,605	177,499
Ivy International Balanced Fund	280,630	159,941	95,778
Ivy International Core Equity Fund	301,151	171,871	78,108
Ivy Managed European/Pacific Fund	34,806	NA	NA
Ivy Managed International Opportunities Fund	44,519	NA	NA
Ivy Mortgage Securities Fund	345,363	319,323	208,358
Ivy Pacific Opportunities Fund	518,513	335,862	150,000
Ivy Real Estate Securities Fund	445,411	348,938	239,067
Ivy Small Cap Value Fund	192,798	154,445	124,520
Ivy Value Fund	86,764	73,253	58,821

Under the Shareholder Servicing Agreement for the Ivy Managed Funds, no fee is charged to the Ivy Managed Funds as compensation for services rendered under this Shareholder Servicing Agreement. The Ivy Managed Funds do, however, reimburse any out-of-pocket expenses incurred by WRSCO in the performance of its duties under this Agreement, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by WRSCO in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by IFDI, IICO or WRSCO.

Through July 31, 2009, IFDI and WRSCO have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for certain classes of certain Funds:

Fund	Class	Expense Cap
Ivy Bond Fund	E	1.21%
Ivy Bond Fund	Y	1.21%
Ivy Cundill Global Value Fund	E	1.59%
Ivy Dividend Opportunities Fund	E	1.37%
Ivy Global Natural Resources Fund	E	1.27%
Ivy International Balanced Fund	E	1.33%
Ivy International Core Equity Fund	E	1.53%
Ivy International Growth Fund	Y	1.42%
Ivy Mortgage Securities Fund	E	1.14%
Ivy Real Estate Securities Fund	E	1.67%

Through July 31, 2009, IICO, IFDI and WRSCO have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap the expenses for each Class of Ivy Global Bond Fund as follows: Class A shares at 0.99%; Class B shares at 1.74%; Class C shares at 1.74%; Class I shares at 0.74%; and Class Y shares at 0.99%.

Accounting Services

Under the Accounting and Administrative Services Agreement for all the Funds in the Trust, approved by the Board of Trustees on August 25, 2004, WRSCO provides the Funds with bookkeeping and accounting services and assistance and other services, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting and Administrative Services Agreement, or amendments to the existing one, may be approved by the Board of Trustees without shareholder approval. Under the Accounting and Administrative Services Agreement, each Fund, other than the Ivy Managed Funds, pays WRSCO a monthly fee shown in the table below, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month				Monthly Fee
$0	-	$10	million	$0
$10	-	$25	million	$958
$25	-	$50	million	$1,925
$50	-	$100	million	$2,958
$100	-	$200	million	$4,033
$200	-	$350	million	$5,267
$350	-	$550	million	$6,875
$550	-	$750	million	$8,025
$750	-	$1.0	billion	$10,133
$1.0 billion and over				$12,375

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Accounting and Administrative Services Agreement for the Ivy Managed Funds, each Fund agrees to pay to WRSCO for its services, an amount payable on the first day of the month as shown on the following table pertinent to the average daily net assets of the Fund during the prior month:

Fund's Average Daily Net Assets for the Month				Monthly Fee

$0	-	$10	million	$0
$10	-	$25	million	$479.00
$25	-	$50	million	$962.50
$50	-	$100	million	$1,479.00
$100	-	$200	million	$2,016.50
$200	-	$350	million	$2,633.50
$350	-	$550	million	$3,437.50
$550	-	$750	million	$4,012.50
$750	-	$1.0	billion	$5,066.50
$1.0 billion and over				$6,187.50

In addition, for each class of shares in excess of one, each of the Ivy Managed Funds pays WRSCO a monthly per-class fee equal to 1.25% of the monthly base fee.

Each Fund also pays monthly a fee paid at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charges for assets in excess of $1 billion. This fee may be voluntarily waived until Fund assets are at least $10 million.

Fees paid to WRSCO for accounting services for the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 were as follows:

	2008	2007	2006
Ivy Balanced Fund	$52,168	$47,727	$48,086
Ivy Bond Fund	51,087	44,617	43,753
Ivy Cundill Global Value Fund	144,700	136,800	113,944
Ivy Dividend Opportunities Fund	72,334	55,802	43,554
Ivy European Opportunities Fund	106,778	85,443	69,520
Ivy Global Natural Resources Fund	174,488	167,063	164,278
Ivy International Growth Fund	74,260	71,100	54,450
Ivy International Balanced Fund	113,311	77,449	64,104
Ivy International Core Equity Fund	72,680	55,953	34,503
Ivy Managed European/Pacific Fund	13,436	NA	NA
Ivy Managed International Balanced Fund	19,667	NA	NA
Ivy Mortgage Securities Fund	104,319	97,154	93,184
Ivy Pacific Opportunities Fund	105,455	76,597	49,867
Ivy Real Estate Securities Fund	153,128	160,922	126,267
Ivy Small Cap Value Fund	70,218	65,516	63,508
Ivy Value Fund	48,401	46,316	45,693

Since the Funds pay a management fee for investment supervision and an accounting services fee for accounting services as discussed above, IICO and WRSCO, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Amounts paid by the Funds under the Shareholder Servicing Agreement are described above. IICO and its affiliates pay the Funds' Trustees and officers who are affiliated with IICO and its affiliates. The Funds pay the fees and expenses of the Funds' other Trustees.

The Funds pay all of their other expenses. These include, for each Fund, the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Fund under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

Under the Distribution and Service Plan (the Plan) for Class A shares of each of the Funds adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay IFDI, the principal underwriter for the Fund, a fee not to exceed 0.25% of the Fund's average annual net assets attributable to Class A shares, paid daily, to reimburse (or compensate as stated in the Plan for the Ivy Managed Funds and the Plan for Ivy Global Bond Fund) IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

Pursuant to the amended and restated Distribution Agreement, dated September 3, 2003, entered into between IFDI and the Trust, IFDI offers the Funds' shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through its sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Funds' shares. The Class A Plan permits IFDI to receive reimbursement for these Class A-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class A Plan also permits IFDI to be reimbursed for amounts it expends: in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders of the Funds and/or maintaining Class A shareholder accounts; increasing services provided to Class A shareholders of the Funds by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders of the Funds and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class A shares of the Funds, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class A shares.

For the fiscal year ended March 31, 2008, the Funds paid (or accrued) the following amounts to IFDI as distribution fees and service fees under the Class A Plan for each of the Funds except the Ivy Managed Funds:

Fund	Distribution Fees	Service Fees
Ivy Balanced Fund	$6,728	$151,494
Ivy Bond Fund	5,318	194,551
Ivy Cundill Global Value Fund	80,453	1,435,023
Ivy Dividend Opportunities Fund	22,856	315,982
Ivy European Opportunities Fund	58,099	1,025,852
Ivy Global Natural Resources Fund	516,770	11,108,993
Ivy International Growth Fund	22,907	322,548
Ivy International Balanced Fund	71,708	564,992
Ivy International Core Equity Fund	53,466	446,850
Ivy Managed European/Pacific Fund	40,037	31,536
Ivy Managed International Opportunities Fund	70,568	57,588
Ivy Mortgage Securities Fund	26,606	689,669
Ivy Pacific Opportunities Fund	75,313	1,166,421
Ivy Real Estate Securities Fund	47,486	751,099
Ivy Small Cap Value Fund	17,609	284,122
Ivy Value Fund	8,014	175,286

Under the Plans adopted by the Fund for Class B shares and Class C shares, respectively, the Fund may pay IFDI a service fee of up to 0.25% of the Fund's average annual net assets of the class, paid daily, to compensate IFDI for, either directly or through others, providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class and a distribution fee of 0.75% of the Fund's average annual net assets of the class, paid daily, to compensate IFDI for, either directly or through others, distributing the shares of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

For the fiscal year ended March 31, 2008, the Funds paid (or accrued) the following amounts to IFDI as distribution fees and service fees under the Class B Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Balanced Fund	$20,980	$6,994
Ivy Bond Fund	16,194	5,423
Ivy Cundill Global Value Fund	378,777	126,451
Ivy Dividend Opportunities Fund	84,460	28,153
Ivy European Opportunities Fund	386,662	131,233
Ivy Global Natural Resources Fund	2,515,391	859,620
Ivy International Growth Fund	85,571	28,531
Ivy International Balanced Fund	99,410	33,196
Ivy International Core Equity Fund	126,760	43,165
Ivy Managed European/Pacific Fund	6,815	2,272
Ivy Managed International Opportunities Fund	14,499	4,834
Ivy Mortgage Securities Fund	92,137	30,665
Ivy Pacific Opportunities Fund	182,764	61,236
Ivy Real Estate Securities Fund	127,341	42,446
Ivy Small Cap Value Fund	56,214	18,775
Ivy Value Fund	43,830	14,607

For the fiscal year ended March 31, 2008, the Funds paid (or accrued) the following amounts to IFDI as distribution fees and service fees under the Class C Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Balanced Fund	$25,856	$8,619
Ivy Bond Fund	35,476	11,823
Ivy Cundill Global Value Fund	1,343,261	447,698
Ivy Dividend Opportunities Fund	171,927	57,310
Ivy European Opportunities Fund	504,994	172,048
Ivy Global Natural Resources Fund	11,751,640	3,917,080
Ivy International Growth Fund	435,950	145,436
Ivy International Balanced Fund	289,422	96,471
Ivy International Core Equity Fund	308,214	102,736
Ivy Managed European/Pacific Fund	11,269	3,757
Ivy Managed International Opportunities Fund	15,982	5,328
Ivy Mortgage Securities Fund	142,075	47,368
Ivy Pacific Opportunities Fund	318,260	106,089
Ivy Real Estate Securities Fund	141,703	47,230
Ivy Small Cap Value Fund	80,843	26,956
Ivy Value Fund	38,136	12,718

Under the Plan for Class E shares adopted by the Trust on behalf of each of the Ivy Funds pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay IFDI, the principal underwriter for the Fund, a fee up to 0.25% of the Fund's average annual net assets attributable to Class E shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class E shares, the provision of personal services to Class E shareholders and/or maintenance of Class E shareholder accounts. The Class E Plan permits IFDI to be compensated for these Class E-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class E Plan also permits IFDI to be compensated for amounts it expends: in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class E shareholders of the Funds and/or maintaining Class E shareholder accounts; increasing services provided to Class E shareholders of the Funds by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class E shareholders of the Funds and/or maintenance of Class E shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class E shares of the Funds, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class E shares.

For the fiscal year ended March 31, 2008, the Funds paid (or accrued) the following amounts as distribution fees and service fees under the Class E Plan for each of the Funds:

Fund	Distribution and Service Fees
Ivy Balanced Fund	$268
Ivy Bond Fund	1,105
Ivy Cundill Global Value Fund	737
Ivy Dividend Opportunities Fund	2,733
Ivy European Opportunities Fund	258
Ivy Global Natural Resources Fund	3,918
Ivy International Growth Fund	272
Ivy International Balanced Fund	1,100
Ivy International Core Equity Fund	1,749
Ivy Managed European/Pacific Fund	554
Ivy Managed International Opportunities Fund	536
Ivy Mortgage Securities Fund	558
Ivy Pacific Opportunities Fund	308
Ivy Real Estate Securities Fund	854
Ivy Small Cap Value Fund	238
Ivy Value Fund	251

Under the Plan adopted for Class R shares, each Fund pays IFDI a distribution and service fee at an annual rate up to 0.50% of the Fund's average annual net assets attributable to that class, accrued daily and paid monthly, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class.

For the fiscal year ended March 31, 2008, the Funds paid (or accrued) the following amounts as distribution fees and service fees under the Class R Plan for each of the Funds:

Fund	Distribution Fees	Service Fees
Ivy Global Natural Resources Fund	$30,683	$30,686
Ivy Real Estate Securities Fund	398	398

Under the Plan adopted for Class Y shares, each Fund pays IFDI daily a distribution and/or service fee up to 0.25% of the Fund's average annual net assets attributable to that class, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class.

For the fiscal year ended March 31, 2008, the Funds paid (or accrued) the following amounts to IFDI as distribution fees and service fees under the Class Y Plan for each of the Funds:

Fund	Distribution and Service Fees
Ivy Balanced Fund	$70,667
Ivy Bond Fund	22
Ivy Cundill Global Value Fund	28,809
Ivy Dividend Opportunities Fund	19,446
Ivy European Opportunities Fund	13,304
Ivy Global Natural Resources Fund	1,454,825
Ivy International Growth Fund	8,966
Ivy International Balanced Fund	4,968
Ivy International Core Equity Fund	14,464
Ivy Managed European/Pacific Fund	664
Ivy Managed International Opportunities Fund	906
Ivy Mortgage Securities Fund	30,746
Ivy Pacific Opportunities Fund	18,530
Ivy Real Estate Securities Fund	422,632
Ivy Small Cap Value Fund	44,212
Ivy Value Fund	830

The only Trustees or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of the Plans are the officers and Trustees who are also officers of either IFDI or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of IFDI. Each Plan is anticipated to benefit the Fund and its shareholders of the affected class through IFDI's activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Fund. The Fund anticipates that shareholders of a particular class may benefit to the extent that IFDI's activities are successful in increasing the assets of the Fund, through increased sales or reduced redemptions, or a combination of these, and thereby reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goal of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to the Fund, to meet redemption demands. In addition, the Fund anticipates that the revenues from the Plans will provide IFDI with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and the shareholders of the affected class.

To the extent that IFDI incurs expenses for which reimbursement or compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the Ivy Family of Funds, IFDI typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

Each Plan was approved by the Board of Trustees, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter, the Plan Trustees).

Among other things, each Plan provides that (1) IFDI will provide to the Trustees of the Fund at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Trustees including the Plan Trustees acting in person at a meeting called for that purpose, (3) payments under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Plan Trustees will be committed to the discretion of the Plan Trustees.

         Dealer Compensation

All classes of the Funds are offered through IFDI, Waddell & Reed, Inc., Legend and non-affiliated third-party broker-dealers. IFDI may pay both affiliated and non-affiliated broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for Class A of Class E shares purchased at NAV, IFDI (or an affiliate) may pay up to 1.00% of net assets invested; 2) for the purchase of Class B shares, IFDI (or an affiliate) may pay 4.00% of net assets invested; 3) for the purchase of Class C shares, IFDI (or an affiliate) may pay 1.00% of net assets invested; and 4) for the purchase of Class Y shares, IFDI (or an affiliate) may pay 0.25% of net assets invested.

As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO and IICO's net income, respectively.

For Securian Financial Services, Inc. and CRI Securities, Inc. (collectively, Securian), an additional commission equal to 0.10% of the public offering price will be paid. In addition, Securian may be paid an annual amount equal to 0.05% of the average daily account value of Securian Fund accounts. In addition, Securian and/or its affiliated companies will be paid annual incentive compensation of between 0.05% and 0.15%, depending on the level of Ivy Fund assets held in Securian accounts.

For Oppenheimer & Co., Inc. ("Oppenheimer"), an additional commission equal to 0.10% of total new gross sales (excluding sales from reinvestment of dividends or distributions and exchanges of shares between funds; and excluding sales within fee-based accounts). In addition, Oppenheimer will be paid additional commission equal to 0.03% of the average monthly NAV of Oppenheimer accounts (excluding assets within fee-based accounts).

For Commonwealth Equity Services, LLC (d/b/a Commonwealth Financial Network), an additional annual commission equal to the greater of 0.30% of annual gross sales by Commonwealth or $125,000.

For Janney Montgomery Scott, LLC, an additional 0.10% of the value of the average daily net assets or a minimum annual contribution of no less than $40,000.

Sales Charges for Class A Shares and Class E Shares

Class A shares are subject to an initial sales charge when purchased, based on the amount of investment, according to the following table:

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
-------------	-----------	-----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a contingent deferred sales charge (CDSC) of 1% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A and Class E shares with no initial sales charge, according to the following schedule:*

1.00% - Sales of $1.0 million to $3,999,999.99
0.50% - Sales of $4.0 million to $49,999,999.99
0.25% - Sales of $50.0 million or more

*IFDI will pay Waddell & Reed, Inc. 0.50% on any level of investments made in Class A and Class E shares with no initial sales charge.

On each purchase of the Class A and Class E shares of the Funds offered at the then public offering price including the total applicable sales charges, commissions, dealer concessions and other fees (if any) shall be as described in each Fund's then current prospectus and in this SAI (see Reasons for Differences in the Public Offering Price of Class A Shares and Class E Shares).

Custodial and Auditing Services

The Trust's custodian is UMB Bank, n.a., whose address is 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Funds' cash and securities. Deloitte & Touche LLP, located at 1100 Walnut, Suite 3300, Kansas City, Missouri, is the Fund's independent registered public accounting firm, and audits each Fund's financial statements.

PORTFOLIO MANAGERS

FUND MANAGERS EMPLOYED BY IICO

The following tables provide information relating the portfolio managers of the specified Funds as of March 31, 2008:

David Ginther -- Ivy Dividend Opportunities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,468	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Frederick Jiang --Ivy Pacific Opportunities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$575	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

John Maxwell -- Ivy International Core Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	7
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$317	$0	$0.31
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Thomas Mengel -- Ivy International Growth Fund and Ivy International Core Equity Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	0	3
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,594	$0	$53.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Timothy Miller -- Ivy Small Cap Value Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	0	5
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$324	$0	$0.94
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Matthew Norris -- Ivy Value Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	4
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$815	$0	$89.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Cynthia Prince-Fox -- Ivy Balanced Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,080	$0	$76.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. IICO seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.
  The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the fund. IICO seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to IICO's adopted Allocation Procedures.

IICO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

IICO believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual's level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork; and d) paying for the cost of a leased automobile. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and e) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by IICO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is their percentile ranking against the performance of managers of the same investment style at other firms. The secondary benchmark is an index of securities matched to the same investment style. Half of their bonuses are based upon a three-year period and half is based upon a one year period. For truly exceptional results, bonuses can be multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by IICO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in mutual funds managed by IICO (or its affiliate), the WDR's 401(k) plan offers mutual funds managed by IICO (or its affiliate) as investment options. No bonus compensation is based upon the amount of the mutual fund assets under management.

Ownership of Securities

As of March 31, 2008, the dollar range of shares beneficially owned by the portfolio managers was:

Manager	Fund Managed in the Ivy Funds	Dollar Range of Shares Owned in Fund Managed	Dollar Range of Shares Owned in Funds in Fund Complex
David Ginther	Ivy Dividend Opportunities	$0	$500,001 to $1,000,000
Frederick Jiang	Ivy Pacific Opportunities	$100,001 to $500,000	$100,001 to $500,000
John Maxwell	Ivy International Core Equity	$100,001 to $500,000	$500,001 to $1,000,000
Thomas Mengel	Ivy International Growth Ivy International Core Equity	$10,001 to $50,000 $0	$500,001 to $1,000,000
Timothy Miller	Ivy Small Cap Value	$0	$0
Matthew Norris	Ivy Value	$0	$100,001 to $500,000
Cynthia Prince-Fox	Ivy Balanced	$0	over $1,000,000

A portion of each portfolio manager's compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of March 31, 2008, the dollar range of shares of the Funds deemed owned by the portfolio managers was:

Manager	Fund Managed in the Ivy Funds	Dollar Range of Shares Deemed Owned in Fund or Style Managed[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
David Ginther	Ivy Dividend Opportunities	$100,001-$500,000	$500,001-$1,000,000
Frederick Jiang	Ivy Pacific Opportunities	$100,001-$500,000	$100,001-$500,000
John Maxwell	Ivy International Core Equity	$100,001-$500,000	$100,001-$500,000
Thomas Mengel	Ivy International Growth Ivy International Core Equity	$100,001-$500,000 none	$100,001-$500,000
Timothy Miller	Ivy Small Cap Value	none	none
Matthew Norris	Ivy Value	$50,001-$100,000	$50,001-$100,000
Cynthia Prince-Fox	Ivy Balanced	$100,001-$500,000	$100,001-$500,000

1Shares deemed owned in any fund within the Fund Complex which is managed by the Manager.

FUND MANAGERS EMPLOYED BY ADVANTUS CAPITAL MANAGEMENT, INC.

The following tables provide information relating the portfolio managers of the specified Funds as of March 31, 2008:

Joseph R. Betlej -- Ivy Real Estate Securities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$563	$34	$95
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Lowell R. Bolken -- Ivy Real Estate Securities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$563	$34	$95
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Thomas B. Houghton -- Ivy Bond Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	12
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$640	$736	$1,522
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

David W. Land -- Ivy Bond Fund and Ivy Mortgage Securities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,000	$276	$1,526
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Christopher R. Sebald -- Ivy Bond Fund and Ivy Mortgage Securities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	2	15
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	1
Assets Managed (in millions)	$1,141	$736	$2,793
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$1,028

Conflicts of Interest

In the judgment of IICO and Advantus Capital, no material conflicts of interest are likely to arise in connection with a portfolio manager's management of a Fund on the one hand and the management of any other account on the other. All portfolio managers must manage assets in their personal accounts in accordance with Advantus Capital's code of ethics. The Funds and all other accounts managed by a portfolio manager in a similar style are managed subject to substantially similar investment restrictions and guidelines, and therefore no conflict of interest is likely to arise due to material differences in investment strategy. Advantus Capital has also adopted policies and procedures designed for fair allocation of investment opportunities between a Fund and other accounts managed by the same portfolio manager, including accounts of Advantus Capital or their affiliates. In addition, Advantus Capital believes that material conflicts due to differences in compensation paid to portfolio managers (see below) are also unlikely to arise. Account performance is a factor in determining a portfolio manager's compensation, but no portfolio manager's compensation structure favors one account over another on the basis of performance.

Compensation

As of the end of the Fund's most recent fiscal year, each portfolio manager of a Fund is compensated for managing the Fund and for managing other accounts identified above in the manner set forth below. Portfolio managers also receive other compensation in the form of group insurance and medical benefits and pension and other retirement benefits which are available generally to all employees of Advantus Capital and which do not discriminate in favor of any portfolio manager.

Base Salary – the portfolio manager's total compensation package is reviewed and adjusted annually using competitive compensation surveys. Base salary is designed to provide a measure of stability and is targeted to be competitive with peers.

Short-term Bonus – the portfolio manager is eligible for an annual bonus that is based on the portfolio manager's ability to meet predetermined goals. Of the total goal, approximately 95% is based on the pre-tax investment performance versus an appropriate benchmark and peer group. In the case of a Fund, the appropriate benchmark is the Fund's benchmark index described in the Fund's prospectus. Appropriate peer groups are determined using applicable Lipper investment categories. Performance comparisons to the respective benchmark and peer group are performed using both one-year and three-year performance. The remaining goals (approximately 5%) are based on subjective fulfillment of position duties.

Long-term Incentive – the portfolio manager is eligible for a long-term bonus that is dependent upon Advantus Capital's strategic business objectives such as profitability, sales, etc. If long-term bonuses are granted, the bonus has a four-year vesting schedule.

Deferred Compensation – the portfolio manager has the option to defer all or part of his or her short-term and long-term bonuses into a non-qualified deferred compensation plan. All elections must be made prior to the start of the performance measurement period.

Revenue Share – the portfolio manager is paid a percentage of revenue received for the management of assets for unaffiliated clients including the Ivy Bond Fund, the Ivy Real Estate Securities Fund and the Ivy Mortgage Securities Fund, except if investments are made through the portfolio manager's retirement account that invests in the Funds through separate accounts. Revenues received from accounts of Advantus Capital or any of its affiliates are not subject to revenue share.

Ownership of Securities

As of March 31, 2008, the dollar range of shares of the Funds beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned in Ivy Bond Fund	Dollar Range of Shares owned in Ivy Mortgage Securities Fund	Dollar Range of Shares owned in Ivy Funds
Christopher R. Sebald	$0	$0	$0
David Land	$0	$0	$0
Thomas Houghton	$0	N/A	$10,000 to $50,000

Manager	Dollar Range of Shares owned in Ivy Real Estate Securities Fund	Dollar Range of Shares owned in Ivy Funds
Joseph R. Betlej	$50,001 to $100,000	$100,001 to $500,000
Lowell R. Bolken	$50,001 to $100,000	$50,001 to $100,000

PORTFOLIO MANAGERS EMPLOYED BY HENDERSON

The following table provides information relating the portfolio manager as of March 31, 2008:

Paul Casson -- Ivy European Opportunities Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	2	0
Assets Managed (in millions)	$545	$1,292	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$434	$0

Conflicts of Interest

Henderson seeks to foster a reputation for integrity and professionalism. That reputation is a vital business asset. The confidence and trust placed in us by investors is something that is highly valued and must be protected. As a result, any activity that creates any actual or potential conflict of interest or even the appearance of any conflict of interest must be avoided and is prohibited. A Code of Ethics has been adopted to ensure that those who have knowledge of portfolio transactions or other confidential client information will not be able to act thereon to the disadvantage of Henderson's clients. The Code does not purport comprehensively to cover all types of conduct or transactions which may be prohibited or regulated by the laws and regulations applicable.

Mr. Casson is responsible for managing both the Fund and other accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to certain trading practices used by the portfolio manager (for example, allocation of aggregated trades). Henderson has policies and procedures reasonably designed to mitigate these conflicts. Mr. Casson advises certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees.

Compensation

Henderson's investment professionals have significant short and long-term financial incentives. In general, the compensation plan is based on:

  Pre-defined, objective, measurable investment performance
  Performance goals that are ambitious, but attainable
  The plan provides an incentive for appropriately aggressive portfolio management to achieve maximum feasible results within the portfolio's risk-return parameters.

The compensation structure consists of four primary elements. There is a competitive base salary together with a short-term incentive bonus plan. In addition, there are two further incentive-based packages for senior international investment professionals that reward staff on both individual and team performance, reflecting profitable asset growth.

International team members have the option to invest in a long-term incentive program that is based on the profitability of Henderson Global Investors. Additionally, some managers participate in the distribution of performance-related fees if such funds are structured accordingly.

A summary of the compensation package is as follows:

  Basic Salaries: in line with or better than the industry average
  Short Term Incentive Bonus: the STI bonus is usually the majority of the variable component, based largely on investment performance; for a typical fund manager, it can vary between 50 percent and 150 percent of the salary
  Growth Equity Bonus Plan: the GEB is based on a team's contribution to a rise in profits, it is designed to reward profitable asset growth
  Long Term Incentive Plan: senior investment managers are able to invest part of their remuneration in a virtual share scheme based on Henderson's profitability
  Performance-related fees: for some funds, any performance related fee earned by the firm is shared with individuals generating that performance

Ownership of Securities

As of March 31, 2008, Mr. Casson did not beneficially own any shares of Ivy European Opportunities Fund.

As of March 31, 2008, the dollar range of shares of funds in the Fund Complex beneficially owned by Mr. Casson was: $0.

PORTFOLIO MANAGERS EMPLOYED BY MACKENZIE FINANCIAL CORPORATION

The following provides information relating to the portfolio manager of Ivy Global Natural Resources Fund as of March 31, 2008:

Fred Sturm -- Ivy Global Natural Resources Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	7	3
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$8,568	$2,921	$93
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

Mackenzie, and the portfolio manager as its representative, may have other clients that lead to a variance in compensation schemes, however, Mackenzie has in place a Business Conduct Policy and Trade Allocation Policy which require fair treatment of all accounts. The portfolio manager, subject to the Business Conduct Policy, may invest in securities held by the Fund. The portfolio manager may also invest directly in other funds with overlapping mandates. Mackenzie reserves the sole discretion to periodically review, and materially alter the compensation schemes from time to time.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts may be presented (amongst others) with the following potential conflicts:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Individual mandate objectives may vary, but in general Mackenzie seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment approach. Most other accounts managed by a portfolio manager are managed using similar investment disciplines that are used in connection with the management of the Funds.
  If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Mackenzie and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.
  With respect to securities transactions for the Funds, Mackenzie determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Mackenzie or an affiliate acts as subadvisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Mackenzie may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Mackenzie or its affiliates may place separate, non-simultaneous, transactions for a Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.
  Finally, the appearance of a conflict of interest may arise where Mackenzie has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.
  Mackenzie and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation

Portfolio managers receive a base compensation, an incentive compensation opportunity, a long-term equity compensation opportunity, and a benefits package. Mackenzie evaluates competitive market compensation by reviewing compensation trends within the investment industry. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market and portfolio manager responsibilities. Each portfolio manager's compensation consists principally of the following elements:

  Base compensation. Each portfolio manager is paid a base salary. In setting the base salary, Mackenzie's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
  Incentive compensation. Each portfolio manager is eligible to receive periodic cash bonuses which have quantitative and non-quantitative components. Bonuses are determined based on a combination of factors including (but not exclusively) relevant comparisons to industry compensation practices, client servicing requirements, investment performance of funds under management relative to comparable indices and competitive products assessed over a 1, 3 and 5 year horizon, individual performance versus a series of specific objectives potentially including corporate management activities, and overall financial performance of the firm.
  Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of IGM Financial stock from pools determined from time to time by the IGM Financial Inc. Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain staff.
  Portfolio managers also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

As of March 31, 2008, Mr. Sturm did not beneficially own any shares of Ivy Global Natural Resources Fund.

As of March 31, 2008, the dollar range of shares of funds in the Fund Complex beneficially owned by Mr. Sturm was: $0.

The following provides information relating to the portfolio managers of the Ivy Cundill Global Value Fund as of March 31, 2008:

Wade S. Burton -- Ivy Cundill Global Value Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$3,766	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Andrew Massie -- Ivy Cundill Global Value Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	5	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$7,118	$377	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

Cundill adheres to its Trade Allocation policy to ensure that each client is treated fairly in the allocation of investment opportunities, and to ensure there is no unfair preference given to any client on the price, commission or allocation of a trade. This alleviates any potential conflicts of interest between the Fund and other funds managed by Cundill.

Trade Allocation Policy

If the availability of any particular security is limited and that security is appropriate for the investment objective of more than one account, any purchase of that security will be allocated on a pro-rata basis.

Not all securities may be appropriate for all accounts.

A partial securities position may be established or a portion of an existing securities position may be disposed of on behalf of one account before such positions are initially acquired or sold for other accounts. This could occur, for example, as a result of the specific investment objectives of the account, different cash resources arising from fund purchases or redemptions and contributions to or withdrawals from other accounts, or the purchase of a small portfolio position to assess the overall investment desirability of a security.

Subject to the foregoing, each trade should be allocated on a pro-rata basis to each account to the extent they wish to participate using the following procedure:

1.	Each account interested in participating must be identified.
2.	The amount of participation must be calculated.
3.	The trade must be allocated pro-rata.

Portfolio Manager Compensation

General –

Compensation is composed of a base salary and an annual bonus. The bonus is based upon a combination of personal objectives and personal and team investment performance. In addition, senior members of the firm participate in deferred compensation in the form of stock options.

Wade S. Burton –

Base salary – Fixed, reviewed annually

Annual bonus - The bonus contains three components:

1)	Personal objectives set annually
2)	Personal investment performance - tied to the performance of the clients' accounts managed by Mr. Burton.
3)	Team investment performance - tied to the performance of the clients' accounts managed by the whole Cundill team.

Andrew Massie –

Base salary – Fixed, reviewed annually

Annual bonus - The bonus contains three components:

1)	Personal objectives set annually
2)	Personal investment performance - tied to the performance of the clients' accounts managed by Mr. Massie.
3)	Team investment performance - tied to the performance of the clients' accounts managed by the whole Cundill team.

Ownership of Securities

As of March 31, 2008, the dollar range of shares of the Funds beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned in Ivy Cundill Global Value Fund	Dollar Range of Shares owned in Ivy Funds
Wade S. Burton	$0	$0
Andrew Massie	$0	$0

PORTFOLIO MANAGERS EMPLOYED BY TEMPLETON INVESTMENT COUNSEL, LLC

The following provides information relating to the portfolio managers as of March 31, 2008:

Michael Hasenstab -- Ivy International Balanced Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	21	7
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$14,395	$18,356	$1,090
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Edgerton Tucker Scott -- Ivy International Balanced Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$15,638	$561	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Conflicts of Interest

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

Templeton and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Portfolio Manager Compensation

Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

  Investment performance Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
  Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.
  Non-investment performance: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.
  Responsibilities The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities

As of March 31, 2008, the dollar range of shares of the Funds beneficially owned by the portfolio managers was:

Manager	Dollar Range of Shares owned in Ivy International Balanced Fund	Dollar Range of Shares owned in Ivy Funds
Michael Hasenstab	$0	$0
Edgerton Tucker Scott	$0	$0

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each of the Ivy Managed Funds will purchase and sell the portion of its securities, Class I shares of the underlying Ivy Funds, without commission or other sales charges. To the extent either Fund purchases or sells U.S. Government securities, short-term commercial paper, shares of unaffiliated funds or other securities, such transactions may be made directly with the issuers, underwriters, dealers or banks, as further described below.

One of the duties undertaken by IICO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the portfolio of the Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individual who manages the Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility or IICO may otherwise combine orders for the Fund with those of other funds in the Ivy Family of Funds' or other accounts for which it or its affiliate, Waddell & Reed Investment Management Company (WRIMCO), has investment discretion, including accounts affiliated with IICO or WRIMCO. IICO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), IICO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, IICO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that within a group having a small cap-related investment objective, mid-cap investment objective or international investment objective, shares may be allocated on a flexible rotational sequence based on the manager's judgment, including but not limited to such factors as the profit spread of previously allocated IPOs, investment strategies and policies of the fund or advisory account, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

In all cases, IICO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of the Fund, IICO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. IICO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Trustees, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by IICO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which IICO has investment discretion.

Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by IICO that the commission is reasonable in relation to the research or brokerage services provided. No allocation of brokerage or principal business is made to provide any other benefits to IICO or its affiliates. IICO does not direct Fund brokerage to compensate brokers for the sale of Fund shares. The Funds have adopted a policy that prohibits IICO from using Fund brokerage commissions to compensate broker-dealers for promotion or sale of Fund shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of IICO and/or WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist IICO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by IICO.

Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of IICO; serves to make available additional views for consideration and comparisons; and enables IICO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase. The Fund may also use its brokerage to pay for pricing or quotation services to value securities.

The table below sets forth the brokerage commissions paid by each of the Funds then in existence during the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006. These figures do not include principal transactions or spreads or concessions on principal transactions, that is, those in which a Fund sells securities to a broker-dealer firm or buys from a broker-dealer firm securities owned by it.

	2008	2007	2006
Ivy Balanced Fund	$25,986	$61,093	$122,100
Ivy Bond Fund	13,315	5,930	360
Ivy Cundill Global Value Fund	1,570,488	1,288,544	861,121
Ivy Dividend Opportunities Fund	129,710	80,060	38,925
Ivy European Opportunities Fund	1,317,806	722,124	843,177
Ivy Global Natural Resources Fund	28,006,327	12,722,587	9,106,492
Ivy International Growth Fund	1,011,110	1,017,904	590,949
Ivy International Balanced Fund	139,050	122,979	71,682
Ivy International Core Equity Fund	1,288,769	831,866	310,276
Ivy Managed European/Pacific Fund	0	NA	NA
Ivy Managed International Opportunities Fund	0	NA	NA
Ivy Mortgage Securities Fund	13,975	7,205	600
Ivy Pacific Opportunities Fund	2,961,133	1,710,438	898,431
Ivy Real Estate Securities Fund	634,903	706,082	517,567
Ivy Small Cap Value Fund	577,713	452,788	707,488
Ivy Value Fund	115,519	121,527	137,807
	---------------	---------------	-------------
Total	$37,805,804	$19,851,127	$14,206,975

The next table shows for each of the Funds the transactions, other than principal transactions, which were directed to broker-dealers who provided research services as well as execution and the brokerage commissions paid during the fiscal year ended March 31, 2008 for each of the Funds. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

Fund	Amount of Transactions	Brokerage Commissions
Ivy Balanced Fund	$22,616,265	$25,278
Ivy Bond Fund	0	0
Ivy Cundill Global Value Fund	0	0
Ivy Dividend Opportunities Fund	123,750,907	121,165
Ivy European Opportunities Fund	0	0
Ivy Global Natural Resources Fund	0	0
Ivy International Growth Fund	492,212,706	998,007
Ivy International Balanced Fund	0	0
Ivy International Core Equity Fund	596,094,240	1,275,737
Ivy Managed European/Pacific Fund	0	0
Ivy Managed International Opportunities Fund	0	0
Ivy Mortgage Securities Fund	0	0
Ivy Pacific Opportunities Fund	806,726,153	2,245,807
Ivy Real Estate Securities Fund	0	0
Ivy Small Cap Value Fund	4,703,313	9,322
Ivy Value Fund	80,166,499	81,395
	----------------	---------------
Total	$2,126,270,083	$4,756,711

As of March 31, 2008, each of the Funds held securities issued by their respective regular broker-dealers, as follows: Balanced Fund owned J.P Morgan Chase & Co. securities in the aggregate amount of $1,151,060. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund.

Bond Fund owned a Lehman Brothers Holdings Inc. security in the aggregate amount of $408,626. Lehman Brothers Holdings Inc. is the parent of Lehman Brothers Inc., a regular broker of the Fund.

Dividend Opportunities Fund owned Bank of America Corporation, J.P Morgan Chase & Co., Merrill Lynch & Co., Inc. and Morgan Stanley securities in the aggregate amounts of $3,337,975, $4,320,856, $1,745,709 and $2,099,915, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Fund. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund. Merrill Lynch & Co., Inc. is the parent of Merrill Lynch, Pierce, Fenner & Smith Inc., a regular broker of the Fund. Morgan Stanley is the parent of Morgan Stanley & Co. Incorporated, a regular broker of the Fund.

European Opportunities Fund owned Royal Bank of Scotland Group plc (The) and UBS AG securities in the aggregate amounts of $19,661,875 and $5,105,119, respectively. Royal Bank of Scotland Group plc (The) is the parent of Royal Bank of Scotland plc (The), a regular broker of the Fund. UBS AG is the parent of UBS Securities LLC, a regular broker of the Fund.

International Balanced Fund owned Royal Bank of Scotland Group plc (The) securities in the aggregate amount of $3,731,255. Royal Bank of Scotland Group plc (The) is the parent of Royal Bank of Scotland plc (The), a regular broker of the Fund.

Value Fund owned Bank of America Corporation, J.P. Morgan Chase & Co. and Morgan Stanley securities in the aggregate amounts of $3,004,595, $1,554,876 and $671,790, respectively. Bank of America Corporation is the parent of Banc of America Securities LLC, a regular broker of the Fund. J.P. Morgan Chase & Co. is the parent of J.P. Morgan Securities Inc., a regular broker of the Fund. Morgan Stanley is the parent of Morgan Stanley & Co. Incorporated, a regular broker of the Fund.

PROXY VOTING POLICY

The Funds have delegated all proxy voting responsibilities to IICO. IICO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and IICO's corresponding positions.

Board of Directors Issues:

IICO generally supports proposals requiring that a majority of the Board consist of outside, or independent, directors.

IICO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

IICO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. IICO will support such protection so long as it does not exceed reasonable standards.

IICO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

IICO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

IICO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

IICO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

IICO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

IICO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

IICO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

IICO will generally vote against proposals relating to corporate political activity or contributions, or to require the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest between IICO and the Funds:

IICO will use the following three-step process to address conflicts of interest: (1) IICO will attempt to identify any potential conflicts of interest; (2) IICO will then determine if the conflict as identified is material; and (3) IICO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict.

I. Identifying Conflicts of Interest: IICO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the fund's shareholders on a proxy voting matter. IICO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

  Business Relationships – IICO will review any situation for a material conflict where IICO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that IICO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage IICO to vote in favor of management.
  Personal Relationships – IICO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.
  Familial Relationships – IICO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (for example, a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

IICO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

II. "Material Conflicts": IICO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, IICO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

III. Procedures to Address Material Conflicts: IICO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."

  Use a Proxy Voting Service for Specific Proposals – As a primary means of voting material conflicts, IICO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).
  Client directed – If the Material Conflict arises from IICO's management of a third party account and the client provides voting instructions on a particular vote, IICO will vote according to the directions provided by the client.
  Use a Predetermined Voting Policy – If no directives are provided by either ISS or the client, IICO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and IICO chooses to use a predetermined voting policy, IICO will not be permitted to vary from the established voting policies established herein.
  Seek Board Guidance – If the Material Conflict does not fall within one of the situations referenced above, IICO may seek guidance from the Funds' Board of Directors on matters involving a conflict. Under this method, IICO will disclose the nature of the conflict to the Fund Board and obtain the Board's consent or direction to vote the proxies. IICO may use the Board guidance to vote proxies for its non-mutual fund clients.

PROXY VOTING RECORD

The Funds are required to file with the SEC their complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. Information regarding how the proxies for the Funds were voted during the 12-month period ended June 30, 2008, will be available, after August 31, 2008, at www.ivyfunds.com, and on the SEC's website at http://www.sec.gov.

CAPITALIZATION AND VOTING RIGHTS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

The Declaration of Trust permits the Board of Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Board of Trustees has currently authorized the following series, each of which represents a Fund: Ivy Balanced Fund, Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Mortgage Securities Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund. The Board of Trustees has also authorized the issuance of Class A, Class B, Class C, Class I and Class Y shares of each of these Funds, the issuance of Class E shares of each of these Funds except Ivy Global Bond Fund, and also the issuance of Class R shares of Ivy Global Natural Resources Fund and Ivy Real Estate Securities Fund. The Board of Trustees has further authorized the issuance of the following classes, which are now closed to further investment: Advisor Class shares for Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund and Ivy Pacific Opportunities Fund, as well as Class II shares for Ivy Cundill Global Value Fund. Under the Declaration of Trust, the Board of Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B, Class C, Class E, Class R or Class Y shares or when a class vote is required by the 1940 Act. On matters relating to all Funds of the Trust, but affecting the Funds differently, separate votes by the shareholders of each Fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each Fund of the Trust. If the Board of Trustees determines that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

As used in this SAI and the Prospectuses, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Board of Trustees is required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

         Minimum Initial and Subsequent Investments

For Class A, Class B, Class C and Class E shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Ivy Family of Funds (and, for clients of Waddell & Reed, Inc. and Legend, a fund in the Waddell & Reed Advisors Family of Funds) or Waddell & Reed InvestEd Portfolios, Inc. A $50 minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. Shareholders purchasing through payroll deduction may invest any amount. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other eligible Class Y investors.

For Class I shares and Class R shares, please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IICO deems to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund's shares will be sold for NAV determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

Reduced Sales Charges (Applicable to Class A shares and Class E shares only)

         Lower sales charges on the purchase of Class A and Class E shares are available by:

Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.

Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B or Class C shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution). Purchases made during the 30 days prior to receipt by WRSCO of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to WRSCO's receipt of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 days prior to receipt by WRSCO of the LOI.

Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Tax ID number, and b) accounts of family members living (or maintaining a permanent address) in the same household as the owner; however, you may also group purchases made by you and your immediate family in: business accounts solely controlled by you or your immediate family (for example you own the entire business); trust accounts established by you or your immediate family; and/or endowments or foundations established and controlled by you or your immediate family. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

With respect to purchases under other retirement plans:

1.	All purchases of Class A shares made for a participant in a multi-participant retirement plan may be grouped only with other purchases made under the same plan.

2.

All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Internal Revenue Code of 1986, as amended (the Code) (a "qualified plan") that is maintained by a corporate employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

3.

All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

4.

All purchases of Class A shares made by you or your spouse for your or your spouse's individual retirement account (IRA), salary reduction plan account under Section 457 of the Code, or 403(b) tax sheltered accounts may be grouped, provided that such purchases are subject to a sales charge (see "Sales Charge Waivers for Certain Investors" and "Sales Charge Waivers for Certain Transactions" below; if your purchase qualifies for NAV eligibility pursuant to these sections, you may not group that investment), tax-sheltered annuity account (TSA) or Keogh plan account, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A or Class E shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in the Prospectuses. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend, the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

Reduced sales charges for larger purchases of Class A or Class E shares apply to purchases of any of the Class A or Class E shares of any of the funds in the Ivy Family of Funds and shares of any of the funds in Waddell & Reed InvestEd Portfolios, Inc. subject to a sales charge. A purchase of Class A or Class E shares, or Class A or Class E shares held, in any of the funds in the Ivy Family of Funds and/or in shares of any of the funds in Waddell & Reed InvestEd Portfolios, Inc. subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Ivy Money Market Fund that were acquired by exchange of another Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. Class A or Class E shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account. Additionally, Class B and Class C shares held are taken into account.

To obtain a reduced sales charge, clients of Waddell & Reed, Inc. may also combine purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Family of Funds, except Class A shares of Waddell & Reed Advisors Cash Management, Inc. (unless acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares).

Net Asset Value Purchases of Class A and Class E Shares

Class A and Class E shares of the Fund may be purchased at NAV by the Trustees and officers of the Fund or of any affiliated entity of IFDI, employees of IFDI or of any of its affiliates, financial advisors of IFDI and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Trustee, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by IFDI or its affiliates established for any of these eligible purchasers may also be at NAV. Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from IFDI, or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by IFDI or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, Inc., a Senior Financial Advisor. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser. Employees of financial advisors of Waddell & Reed may purchase Class A and Class E shares at NAV.

Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals may purchase Class A and Class E shares at NAV.

Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling arrangements may purchase Class A and Class E shares at NAV.

Purchases of Class A shares may be made at NAV in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records.

Purchases of Class A shares may be made at NAV in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets.

Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement may purchase Class A shares at NAV.

Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees may purchase Class A and Class E shares at NAV.

Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed, Inc. may purchase Class A shares at NAV.

Purchases through the Merrill Lynch Daily K Plan (the "Plan") may be made at NAV, provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program."

Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, offered and distributed by Securian Retirement Services, a business unit of Minnesota Life may purchase Class A shares at NAV.

Shareholders reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh or a custodial account under sections 457(b) and 403(b)(7) of the Code may purchase Class A shares at NAV.

Clients who transferred their 529 Plan accounts from the Arizona Family College Savings Program sponsored by Securities Management and Research, Inc. (SM&R) to the InvestEd Plan sponsored by Waddell & Reed, Inc. due to the closing of the SM&R-sponsored 529 Plan, and who established their SM&R-sponsored Plans directly through SM&R rather than through a financial intermediary and qualified for NAV pricing through SM&R may purchase Class E shares at NAV.

Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

Waivers for Certain Transactions

         Class A and Class E shares may be purchased at NAV through:

  Exchange of Class A or Class E shares of any fund in the Ivy Family of Funds or shares of any fund in Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed and Legend, Class A or Class E shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment once per calendar year of all or part of the proceeds of redemption of your Class A or Class E shares of a Fund in Class A or Class E shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request
  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

Reasons for Differences in the Public Offering Price of Class A and Class E Shares

As described herein and in the Prospectuses, there are a number of instances in which the Fund's Class A and Class E shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A and Class E shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the Financial Industry Regulatory Authority (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A and Class E shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A and Class E shares without a sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A and Class E shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A and Class E shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by IFDI. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A and Class E shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

Systematic Withdrawal Plan for Class A, Class B and Class C Shareholders

If you qualify, you may arrange to receive through the Systematic Withdrawal Plan (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 12% of the account value. Prior to November 1, 2003, Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applied, that were redeemed under the Service were not subject to a CDSC provided the amount withdrawn did not exceed, annually, 24% of the account value. For shareholders who had established the Service prior to November 1, 2003, the 24% maximum continues to apply. Applicable forms to start the Service are available through WRSCO.

The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12%, respectively, of the value of your account at the time the Service is established. (For shareholders who had established the Service prior to November 1, 2003, the maximum amount of the withdrawal on an annual basis is equal to 24% of the value of your account.) As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

You can choose to have shares redeemed to receive:

1. a monthly, quarterly, semiannual or annual payment of $50 or more;

2. a monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

Shares are redeemed on either the 5th day or the 20th day of the month in which the payment is to be made, or on the prior business day if the 5th or 20th is not a business day. Payments are made within five days of the redemption.

Retirement plan accounts may be subject to a fee imposed by the Plan Custodian for use of the Service.

The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Group Systematic Investment Program

Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Funds and IFDI do not themselves organize, offer or administer any such programs. However, depending upon the size of the program, the Funds or IFDI may waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs, such group systematic investment programs are not entitled to special tax benefits under the Code. The Funds reserve the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

With respect to each shareholder account established under a group systematic investment program, WRSCO currently charges a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Funds may collect such fee (and any fees due to WRSCO) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed, a redemption in each such shareholder account sufficient to pay such fee. The Funds reserve the right to change these fees from time to time without advance notice.

Class A shares of each Fund are made available to Merrill Lynch Daily K Plan (Plan) participants at NAV without an initial sales charge if:

(i)

the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

(ii)

the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)	the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

Exchanges for Shares of Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc.

         Class A Share Exchanges

Once a sales charge has been paid on shares of a fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc., and, for clients of Waddell & Reed, Inc. or Legend, another fund in Waddell & Reed Advisors Family of Funds, these shares and any shares added to them from dividends or distributions paid in shares may be freely exchanged for corresponding shares of another fund in Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. and, for clients of Waddell & Reed, Inc. or Legend, another fund in Waddell & Reed Advisors Family of Funds. The shares you exchange must be worth at least $100 or you must already own shares of a fund in Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc. into which you want to exchange.

Except where the special rules described below apply, you may exchange Class A shares you own in a Fund for Class A shares of another fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend, for Class A shares of a fund in Waddell & Reed Advisors Family of Funds, without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $1 million or more will be treated the same as shares on which a sales charge was paid.

Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class A shares of any other fund in Ivy Family of Funds (or into Class B or Class C shares of the Fund in certain situations), provided you already own Class A (or Class B or Class C, as applicable) shares of the fund. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

Exchanges of shares of Ivy Money Market Fund (money market fund shares) are subject to any sales charge applicable to the Ivy Fund being exchanged into, unless the money market shares were previously acquired by an exchange from Class A shares of a non money market fund upon which a sales charge has previously been paid.

You may redeem your Class A shares of the Fund and use the proceeds to purchase Class Y or Class I shares of any Fund in the Ivy Family of Funds if you meet the criteria for purchasing Class Y or Class I shares.

         Class B Share Exchanges

You may exchange Class B shares of one Fund for Class B shares of another Fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios, Inc., and, for clients of Waddell & Reed, Inc. or Legend, for Class B shares of a fund in Waddell & Reed Advisors Family of Funds without charge.

The redemption of the Fund's Class B shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class B shares of the Fund or any other fund in the Ivy Family of Funds, provided you already own Class B shares of that fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Class C Share Exchanges

You may exchange Class C shares of one Fund for Class C shares of another Fund or Waddell & Reed InvestEd Portfolios, Inc., and for clients of Waddell & Reed, Inc. or Legend, for Class C shares of a fund in the Waddell & Reed Advisors Family of Funds without charge.

The redemption of the Fund's Class C shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class C shares of the Fund or any other fund in the Ivy Family of Funds, provided you already own Class C shares of the fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Class E Share Exchanges

Class E shares of a Fund may be exchanged for Class E shares of any other Fund in the Ivy Family of Funds that offers Class E shares. Pursuant to rules applicable to all 529 Plans, you may only exchange your Class E shares in your InvestEd Plan account once each calendar year or upon a change in the Designated Beneficiary on the account.

Exchanges of shares from Ivy Money Market Fund ("money market fund shares") are subject to any sales charge applicable to the Fund being exchanged into, unless the money market fund shares were previously acquired by an exchange from Class E shares of a non-money market fund upon which a sales charge has already been paid.

         Class I Share Exchanges

Class I shares of a Fund may be exchanged for Class I shares of any other Fund in the Ivy Family of Funds that offers Class I shares, or for Class A shares of Ivy Money Market Fund and, for clients of Waddell & Reed, Inc. or Legend, for Class Y shares of a fund within Waddell & Reed Advisors Family of Funds.

         Class R Share Exchanges

Class R shares of a Fund may be exchanged for Class R shares of any other Fund in the Ivy Family of Funds that offers Class R shares.

         Class Y Share Exchanges

Class Y shares of a Fund may be exchanged for Class Y shares of any other Fund in the Ivy Family of Funds that offers Class Y shares or for Class A shares of Ivy Money Market Fund.

         Other Exchanges

Shareholders who own Advisor Class shares or Class II (formerly, Class I) shares may exchange their shares for Class I shares of any of the Funds in the Ivy Family of Funds which offer Class I shares. Note that the Advisor Class shares were closed effective July 25, 2003 and the Class II (formerly, Class I) shares were closed effective February 18, 2003.

         General Exchange Information

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each Fund within Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc. may be sold only within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands.

The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Fund. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

The Funds reserve the right to terminate or modify these exchange privileges at any time. In exercising this right, a Fund may, for example, limit the frequency of exchanges by a shareholder and/or cancel a shareholder's exchange privilege.

Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

Converting Shares

Self-directed Conversions: If you hold Class A or Class Y shares and are eligible to purchase Class I shares, as described above in the section entitled "Class I shares," you may be eligible to convert your Class A or Class Y shares to Class I shares of the same Fund, subject to the discretion of IFDI to permit or reject such a conversion. Please contact Ivy Client Services directly to request a conversion.

Mandatory Conversions: If a shareholder no longer meets the minimum requirements to own a particular class of shares, the Fund may automatically convert those shares into another class of shares of the same Fund. The Fund will notify the shareholder in writing before any mandatory conversion from one class of shares of the Fund into another.

A conversion, whether self-directed or mandatory, between share classes of the same Fund is a non-taxable event.

If you convert from one class of shares to another, the transaction will be based on the respective net asset values of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's net asset values. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund, such as Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund and Ivy Pacific Opportunities Fund, invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Value Fund.

To discourage market timing activities by investors, the Board of Trustees has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares. As an additional step, WRSCO reviews internal monthly reporting of a Fund's overall redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or IFDI will, for clients of Waddell & Reed (including those shareholders that do not utilize any financial intermediary), send a letter to the shareholder to state that the Fund is suspending exchange privileges and will refuse to accept additional purchases in the account. For trading via the NSCC, WRSCO or IFDI will, if possible, place a trading block on Waddell & Reed's system at a dealer-branch level or, if that cannot be accomplished, will contact the associated intermediary and request that the broker-dealer block further trading. The letter will inform the shareholder that he/she may request the reinstatement of exchange privileges and the ability to make additional investments, after a prescribed period of time. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries or that are difficult to identify when effected through omnibus accounts maintained by those intermediaries because the intermediary maintains the underlying shareholder account. Under these circumstances, the Fund cannot identify transactions by underlying investors. Accordingly, there can be no assurance that the Funds will be able to eliminate all market timing activities.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than 30 days. Each of the non-international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. This fee also applies to Class A and Class E shares purchased without a sales charge. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service.

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

Each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Retirement Plans and Other Tax-Advantaged Savings Accounts

Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, IFDI offers model or prototype documents for the following retirement plans and other accounts. All of these accounts involve investment in shares of the Funds (or shares of certain other funds in the Ivy Family of Funds). The dollar limits specified below may change for subsequent years.

Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute for each year up to 100% of his or her earned income, up to the Annual Dollar Limit per year (provided the investor has not reached age 70 1/2). For the tax year 2008, the Annual Dollar Limit is $5,000. For individuals who have attained age 50 by the last day of the calendar year for which the contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $1,000. For a married couple, the maximum annual contribution is the sum of the couple's separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, IRA contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; and 2) the investor's (or the couple's) adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse, and whose combined adjusted gross income does not exceed $159,000 (for 2008), is not affected by his or her spouse's active participant status.

An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's retirement plan or (b) a rollover of an eligible distribution paid to the investor from an employer's retirement plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's eligible retirement plan (including a custodial account under Section 403(b)(7) of the Code or a state or local government plan under Section 457 of the Code) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by IFDI.

Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to the Annual Dollar Limit per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. For a married couple, the annual maximum is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the investor's traditional IRAs may be converted into a Roth IRA; these rollover distributions and conversions are, however, subject to Federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

Coverdell Education Savings Accounts (formerly, Education IRAs). Although not technically for retirement savings, Coverdell Education Savings Accounts provide a vehicle for saving for a child's education. A Coverdell Education Savings Account may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $2000 to a Coverdell Education Savings Account (or to each of multiple Coverdell Education Savings Accounts), provided that no more than $2000 may be contributed for any year to Coverdell Education Savings Accounts for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with "special needs," as defined in the Code). Earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or certain members of his or her family).

Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

Savings Incentive Match Plans for Employees (SIMPLE Plans). An employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may establish a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans. SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

Owner-only Keogh Plans. Keogh plans, which are available to self-employed individuals and their spouses, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute up to 100% of his or her annual earned income, with a maximum of $46,000 for 2008.

457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

403(b)/TSAs - Custodial Accounts and ERISA Title I Plans. If an investor is an employee of a public school system, a church or certain types of tax exempt organizations, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the Code. Some tax exempt organizations have adopted ERISA Title I plans, which are funded by employer contributions in addition to employee deferrals. A Roth 403(b) contribution may also be available.

Pension and Profit-Sharing Plans, including 401(k) Plans. With a 401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year the lesser of 100% of income or $15,500 of compensation for 2008, which may be increased each year based on cost-of-living adjustments. An employee who has attained the age of 50 by the end of the year may also make a catch-up contribution of $5,500 in 2008 and each year thereafter is adjusted for inflation in $500 increments.

More detailed information about these arrangements and applicable forms are available from IFDI. These tax-advantaged savings plans and other accounts may be treated differently under state tax law and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

The Prospectus gives information as to redemption procedures. Redemption payments are made within seven (7) days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Fund may be made in portfolio securities when the Board of Trustees determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Shareholders who choose to redeem their Class A, Class B or Class C shares and receive their redemption proceeds by Federal Funds wire will be charged $10 to their account. The $10 fee is waived for the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, current and certain financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. For this purpose, child includes stepchild and parent includes stepparent.

Reinvestment Privilege

Each Fund offers a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A or Class E shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A or Class E shares at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within 60 days after your redemption request was received, and the Fund must be offering Class A or Class E shares at the time your reinvestment request is received. You can do this only once each calendar year as to Class A and once each calendar year as to Class E shares of a Fund. The reinvestment must be made into the same Fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Each Fund also offers a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the CDSC, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class of this Fund. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated at the time your request is received. Your written request to do this must be received within 60 days after your redemption request was received. You can do this only once each calendar year as to Class B, once each calendar year as to Class C shares, and once each calendar year as to certain Class A shares of the Fund. For purposes of determining future CDSC, the reinvestment will be treated as a new investment. The reinvestment must be made into the same fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

Each of the Funds has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Trustees may determine) is less than $500. The Board of Trustees has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

Determination of Offering Price

The NAV of each class of the shares of a Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

Class A and Class E shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectuses. The sales charge is paid to IFDI. The price makeup as of March 31, 2008, which is the date of the most recent balance sheet for the Funds, which is incorporated into this SAI by reference, is given below.

Ivy Balanced Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$16.64
Add: selling commission (5.75% of offering price)	1.02
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$17.66
====

Ivy Bond Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$9.84
Add: selling commission (5.75% of offering price)	0.60
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$10.44
====

Ivy Cundill Global Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$12.97
Add: selling commission (5.75% of offering price)	0.79
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$13.76
====

Ivy Dividend Opportunities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$16.05
Add: selling commission (5.75% of offering price)	0.98
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$17.03
====

Ivy European Opportunities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$34.70
Add: selling commission (5.75% of offering price)	2.12
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$36.82
====

Ivy Global Natural Resources Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$36.53
Add: selling commission (5.75% of offering price)	2.23
----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$38.76
====

Ivy International Growth Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$36.27
Add: selling commission (5.75% of offering price)	2.21
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$38.48
====

Ivy International Balanced Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$16.36
Add: selling commission (5.75% of offering price)	1.00
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$17.36
====

Ivy International Core Equity Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$17.11
Add: selling commission (5.75% of offering price)	1.04
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$18.15
====

Ivy Managed European/Pacific Fund
NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$9.81
Add: selling commission (5.75% of offering price)	0.60
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$10.41
====

Ivy Managed International Opportunities Fund
NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$10.06
Add: selling commission (5.75% of offering price)	0.61
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$10.67
====

Ivy Mortgage Securities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$9.62
Add: selling commission (5.75% of offering price)	0.59
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$10.21
====

Ivy Pacific Opportunities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$17.61
Add: selling commission (5.75% of offering price)	1.07
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$18.68
====

Ivy Real Estate Securities Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$19.34
Add: selling commission (5.75% of offering price)	1.18
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$20.52
====

Ivy Small Cap Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$12.96
Add: selling commission (5.75% of offering price)	0.79
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$13.75
====

Ivy Value Fund

NAV per Class A share (Class A net assets divided by
Class A shares outstanding)	$15.95
Add: selling commission (5.75% of offering price)	0.97
-----
Maximum offering price per Class A share
(Class A NAV divided by 94.25%)	$16.92
====

Ivy Bond Fund

NAV per Class E share (Class E net assets divided by
Class E shares outstanding)	$9.84
Add: selling commission (5.75% of offering price)	0.60
-----
Maximum offering price per Class E share
(Class E NAV divided by 94.25%)	$10.44
====

Ivy Cundill Global Value Fund

NAV per Class E share (Class E net assets divided by
Class E shares outstanding)	$12.93
Add: selling commission (5.75% of offering price)	0.79
-----
Maximum offering price per Class E share
(Class E NAV divided by 94.25%)	$13.72
====

Ivy Dividend Opportunities Fund

NAV per Class E share (Class E net assets divided by
Class E shares outstanding)	$16.01
Add: selling commission (5.75% of offering price)	0.98
----
Maximum offering price per Class E share
(Class E NAV divided by 94.25%)	$16.99
====

Ivy Global Natural Resources Fund

NAV per Class E share (Class E net assets divided by
Class E shares outstanding)	$36.41
Add: selling commission (5.75% of offering price)	2.22
-----
Maximum offering price per Class E share
(Class E NAV divided by 94.25%)	$38.63
====

Ivy International Balanced Fund

NAV per Class E share (Class E net assets divided by
Class E shares outstanding)	$16.33
Add: selling commission (5.75% of offering price)	1.00
-----
Maximum offering price per Class E share
(Class E NAV divided by 94.25%)	$17.33
====

Ivy International Core Equity Fund

NAV per Class E share (Class E net assets divided by
Class E shares outstanding)	$17.05
Add: selling commission (5.75% of offering price)	1.04
-----
Maximum offering price per Class E share
(Class E NAV divided by 94.25%)	$18.09
====

Ivy Mortgage Securities Fund

NAV per Class E share (Class E net assets divided by
Class E shares outstanding)	$9.62
Add: selling commission (5.75% of offering price)	0.59
-----
Maximum offering price per Class E share
(Class E NAV divided by 94.25%)	$10.21
====

Ivy Real Estate Securities Fund

NAV per Class E share (Class E net assets divided by
Class E shares outstanding)	$19.36
Add: selling commission (5.75% of offering price)	1.18
-----
Maximum offering price per Class E share
(Class E NAV divided by 94.25%)	$20.54
====

The offering price of a Class A share or Class E share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class Y share or certain Class A shares or Class E shares is the applicable Class NAV next calculated following acceptance of a purchase request, in good order. The number of shares you receive for your purchase depends on the next offering price after IFDI, or an authorized third party, properly receives and accepts your order. Therefore, if your order is received in proper form by Waddell & Reed or an authorized third party before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed or an authorized third party after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

IFDI need not accept any purchase order, and it or the Fund may determine to discontinue offering Fund shares for purchase.

The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Trustees.

Options and futures contracts purchased and held by the Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by the Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by the Fund will be either the closing purchase price or the asked price.

When the Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call the Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If the Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by the Fund is exercised, the amount that the Fund pays to purchase the related investment is decreased by the amount of the premium it received. If the Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by the Fund expires, it has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of the Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. The foreign currency exchange transactions of the Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Trustees. A Fund may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy International Growth Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund and Ivy Pacific Opportunities Fund, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Trust has retained a third-party pricing service (the Service) to assist in valuing foreign securities held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guideless adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Board of Trustees. They are accounted for in the same manner as exchange-listed puts.

TAXATION OF THE FUNDS

General

Each Fund intends to qualify for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gains and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Dividends and distributions declared by the Fund in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders in December even if the Fund pays them during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December falls.

You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares. Investors also should be aware that if they purchase shares shortly before the record date for a dividend or distribution, they will receive some portion of the purchase price back as a taxable dividend or distribution.

Each Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, the Fund may defer into the next calendar year net capital loss incurred between November 1 and the end of the current calendar year. It is the policy of each Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Under Section 988 of the Code, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (for example, swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Any income the Fund earns from writing options is treated as short-term capital gains. If the Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, forward currency contracts and listed non-equity options (that is, certain listed options, such as those on a broad-based securities index) in which the Fund may invest will be Section 1256 contracts. Section 1256 contracts the Fund holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Fund made, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. The Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Fund may invest. That section defines a straddle as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of the recognition of its gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Fund are not entirely clear.

If the Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (that is, at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Corporate Zero Coupon and Payment-in-Kind Securities

The Fund may acquire zero coupon or other corporate securities issued at a discount. As a holder of those securities, the Fund must include in its income the portion of the discount that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its gross income securities it receives as payment-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accreted discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

UNDERWRITER

IFDI acts as principal underwriter and distributor of the Funds' shares pursuant to an underwriting agreement entered into between IFDI and the Fund (the Distribution Agreement). The Distribution Agreement requires IFDI to use its best efforts to sell the shares of the Fund but is not exclusive, and permits and recognizes that IFDI also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. IFDI is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, IFDI pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

The aggregate dollar amounts of underwriting commissions for Class A shares for the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 were as follows:

Fund	2008	2007	2006
Ivy Balanced Fund	109,345	135,545	148,760
Ivy Bond Fund	177,502	194,802	180,576
Ivy Cundill Global Value Fund	1,046,365	2,184,166	3,324,209
Ivy Dividend Opportunities Fund	496,081	433,438	405,520
Ivy European Opportunities Fund	1,269,593	1,669,899	1,241,230
Ivy Global Natural Resources Fund	6,338,000	6,610,820	6,512,424
Ivy International Growth Fund	184,917	173,232	49,897
Ivy International Balanced Fund	674,422	922,003	767,110
Ivy International Core Equity Fund	610,518	716,986	284,005
Ivy Managed European/Pacific Fund	463,262	NA	NA
Ivy Managed International Opportunities Fund	682,765	NA	NA
Ivy Mortgage Securities Fund	420,595	992,674	1,312,671
Ivy Pacific Opportunities Fund	1,975,698	2,343,144	1,224,618
Ivy Real Estate Securities Fund	918,220	1,979,943	1,537,666
Ivy Small Cap Value Fund	367,629	555,990	503,848
Ivy Value Fund	132,385	239,498	323,788

          The aggregate dollar amounts of underwriting commissions for Class B shares for the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 were as follows:

Fund	2008	2007	2006
Ivy Balanced Fund	2,163	4,201	3,450
Ivy Bond Fund	1,848	4,546	2,052
Ivy Cundill Global Value Fund	$101,259	$79,396	$76,406
Ivy Dividend Opportunities Fund	13,789	12,200	8,342
Ivy European Opportunities Fund	35,519	25,584	65,284
Ivy Global Natural Resources Fund	417,069	447,637	316,979
Ivy International Growth Fund	9,804	7,990	7,408
Ivy International Balanced Fund	10,586	3,774	9,176
Ivy International Core Equity Fund	5,836	4,828	3,959
Ivy Managed European/Pacific Fund	406	NA	NA
Ivy Managed International Opportunities Fund	2,077	NA	NA
Ivy Real Estate Securities Fund	24,014	16,568	24,901
Ivy Small Cap Value Fund	8,657	5,151	10,707
Ivy Value Fund	2,392	2,624	4,935

         The aggregate dollar amounts of underwriting commissions for Class C shares for the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 were as follows:

Fund	2008	2007	2006
Ivy Balanced Fund	447	156	$910
Ivy Bond Fund	742	471	839
Ivy Cundill Global Value Fund	12,239	40,419	38,650
Ivy Dividend Opportunities Fund	2,720	1,599	1,016
Ivy European Opportunities Fund	8,079	4,745	10,122
Ivy Global Natural Resources Fund	157,777	201,263	141,870
Ivy International Growth Fund	959	1,414	25
Ivy International Balanced Fund	7,604	6,957	2,138
Ivy International Core Equity Fund	3,219	2,670	779
Ivy Managed European/Pacific Fund	655	NA	NA
Ivy Managed International Opportunities Fund	1,129	NA	NA
Ivy Real Estate Securities Fund	4,669	2,249	3,561
Ivy Small Cap Value Fund	506	621	745
Ivy Value Fund	454	205	695

The aggregate dollar amounts of underwriting commissions for Class E shares for the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 were as follows:

Fund	2008	2007	2006
Ivy Balanced Fund	$0	NA	NA
Ivy Bond Fund	9,437	NA	NA
Ivy Cundill Global Value Fund	4,274	NA	NA
Ivy Dividend Opportunities Fund	18,205	NA	NA
Ivy European Opportunities Fund	15	NA	NA
Ivy Global Natural Resources Fund	42,061	NA	NA
Ivy International Growth Fund	0	NA	NA
Ivy International Balanced Fund	8,342	NA	NA
Ivy International Core Equity Fund	13,787	NA	NA
Ivy Managed European/Pacific Fund	0	NA	NA
Ivy Managed International Opportunities Fund	0	NA	NA
Ivy Mortgage Securities Fund	857	NA	NA
Ivy Pacific Opportunities Fund	0	NA	NA
Ivy Real Estate Securities Fund	2,701	NA	NA
Ivy Small Cap Value Fund	0	NA1	NA
Ivy Value Fund	0	NA	NA

The dollar amount of commissions of each Fund retained by IFDI for the fiscal years ended March 31, 2008, March 31, 2007 and March 31, 2006 and were as follows:

Fund	2008	2007	2006
Ivy Balanced Fund	0	4,633	$0
Ivy Bond Fund	0	2,264	0
Ivy Cundill Global Value Fund	0	0	0
Ivy Dividend Opportunities Fund	0	9,845	0
Ivy European Opportunities Fund	0	0	0
Ivy Global Natural Resources Fund	0	0	0
Ivy International Growth Fund	0	0	0
Ivy International Balanced Fund	0	0	0
Ivy International Core Equity Fund	0	0	0
Ivy Managed European/Pacific Fund	46,872	NA	NA
Ivy Managed International Opportunities Fund	67,711	NA	NA
Ivy Mortgage Securities Fund	7,650	46,715	0
Ivy Pacific Opportunities Fund	0	73,993	0
Ivy Real Estate Securities Fund	0	17,404	0
Ivy Small Cap Value Fund	0	5,935	0
Ivy Value Fund	0	5,172	0

FINANCIAL STATEMENTS

The Financial Statements, including notes thereto and the report of the Funds' independent registered public accounting firm, for the fiscal year ended March 31, 2008 are incorporated herein by reference. They are contained in the Funds' Annual Report to Shareholders, dated March 31, 2008, which is available upon request.

QUARTERLY PORTFOLIO HOLDINGS

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the SEC on the Funds' Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  Without charge, at http://www.ivyfunds.com.

APPENDIX A

The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the securities eligible for investment.

DESCRIPTION OF BOND RATINGS

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A Standard & Poor's (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2.	Nature of and provisions of the obligation;

3.

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA also qualifies as high quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment grade ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

         Moody's Investors Service. A brief description of the applicable Moody's Investors Service (Moody's) rating symbols and their meanings follows:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF PREFERRED STOCK RATINGS

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

         The preferred stock ratings are based on the following considerations:

1.

Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.	Nature of, and provisions of, the issue;

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA -- This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

         BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         C -- A preferred stock rated C is a non-paying issue.

         D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

         NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Moody's Investors Service. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Preferred stock rating symbols and their definitions are as follows:

         aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

         a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF NOTE RATINGS

         Standard and Poor's, a division of The McGraw-Hill Companies, Inc. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

         --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         The note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3 Speculative capacity to pay principal and interest.

         Moody's Investors Service. Moody's Short-Term Loan Ratings – Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

         MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         Moody's Investors Service commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) lending market positions in well established industries; (2) high rates of return on Funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

         Fitch Ratings-National Short-term Credit Ratings

         F1-Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch Ratings' national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

         F2-Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

         F3-Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

         B-Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

         C-Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D-Indicates actual or imminent payment default.

         Notes to Short-term national rating:

         + or - may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

         Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

APPENDIX B

PROXY VOTING POLICIES OF SUBADVISORS

ADVANTUS CAPITAL MANAGEMENT, INC.

Summary of Proxy Voting Policies and Procedures

Advantus Capital has adopted policies and procedures relating to the voting of proxies (Proxy Voting Policies) in connection with voting securities held in client accounts, including accounts subadvised by Advantus Capital, that are designed to ensure that proxies are voted in the best interests of clients in accordance with Advantus Capital's fiduciary duties and legal and regulatory requirements. The Proxy Voting Policies do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Advantus Capital takes no responsibility for the voting of any proxies on behalf of any such client.

A copy of the complete Proxy Voting Policies is available to all clients of Advantus Capital upon request, subject to the provision that such Proxy Voting Policies are subject to change at any time without notice.

The role of shareholders in corporate governance is typically limited. A majority of decisions regarding operations of the business of a corporation should be left to management's discretion. It is Advantus Capital's policy that the shareholder should become involved with these matters only when management has failed and the corporation's performance has suffered or to protect the rights of shareholders to take action.

The guiding principle by which Advantus Capital votes on all matters submitted to security holders is the maximization of the ultimate economic value of the securities held by its clients. This involves not only the immediate impact of each proposal but other considerations with respect to the security of the shareholders' investments over the long term.

It is the general policy of Advantus Capital to vote on all matters presented to security holders in any proxy, but Advantus Capital reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Advantus Capital, the costs associated with voting such proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients, in the judgment of Advantus Capital.

Advantus Capital has an Investment Policy Committee, which is responsible for overseeing the Proxy Voting Policies, modifying the Proxy Voting Policies from time to time, and monitoring voting decisions to avoid and resolve any conflicts of interest. The Investment Policy Committee is charged with ensuring that all conflicts of interest are resolved in the best interest of the clients.

The actual mechanical methods employed for voting proxies is dependent upon the type of client. For those clients who have hired Advantus Capital as an adviser, and not as a subadviser, and who have also selected Wells Fargo Bank as their custodian, Advantus Capital has delegated to Wells Fargo Bank the authority to vote proxies on behalf of the client. Proxies are directly sent to Wells Fargo Bank. Wells Fargo Bank votes the proxies according to the Wells Fargo Proxy Guidelines (see Appendix I and II to the Proxy Voting Policies). Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Bank Proxy Guidelines.

For all other clients, including those clients whose accounts are managed by Advantus Capital as a subadvisor, Advantus Capital will vote proxies according to the Advantus Proxy Guidelines (See Appendix III to the Proxy Voting Policies). Advantus Capital will endeavor to cast votes for these client portfolios in a manner consistent with the votes cast by Wells Fargo Bank on behalf of those Advantus Capital clients who rely on Wells Fargo Bank to vote their proxies. Advantus Capital will receive the proxy voting information from the client's custodian, then vote the proxy and return it to the company as directed on the proxy form and finally return a copy of each such proxy vote to the client for their record keeping purposes.

The Proxy Voting Policies include proxy voting guidelines that describe generally how proxies will be voted with respect to the issues listed therein. However, these guidelines are just that—guidelines; they are not strict rules that must be obeyed in all cases. Advantus Capital's Proxy Voting Policies allow it to vote shares contrary to the typical vote indicated by the guidelines if such a vote is in a client's best interests.

Advantus Capital maintains records of all proxy voting decisions and votes cast to the extent required by applicable law and regulations.

Listed below are examples of several recurring issues and Advantus Capital's corresponding positions as described in the guidelines.

  Advantus Capital generally supports proposals requiring that at least a two-thirds of the board be independent directors.
  Advantus Capital generally supports indemnification of directors and officers when the actions taken were on behalf of the company and no criminal violations occurred.
  Advantus Capital generally does not support indemnity proposals that are overly broad.
  Advantus Capital generally supports proposals to ratify the appointment of independent auditors unless there is reason to believe that such ratification is not appropriate.
  Advantus Capital will generally vote for all uncontested director nominees.
  Advantus Capital will consider contested elections on a case-by-case basis considering the facts and circumstances of each particular case.
  Advantus Capital will consider cumulative voting on a case-by-case basis based upon the existence of a counter balancing governance structure and company performance.

Henderson Investment Management Limited

Proxy Policies and Procedures

It is the intent of Henderson Investment Management Limited (HIML) to vote proxies in the best interests of the firms clients. HIML believes that in order to achieve long-term success, companies need not only to conceive and execute appropriate business strategies, but also to maintain high standards of corporate governance and corporate responsibility. We therefore expect companies to operate according to recognised national and international standards in these areas.

This policy sets out HIML's approach to corporate governance, corporate responsibility and proxy voting.

1.         Responsibilities

The Corporate Governance Manager at Henderson Global Investors, acting on behalf of HIML, is responsible for the implementation of the Proxy Voting Policies.

2.         Service Providers

HIML has contracted ISS Europe Ltd. to provide policy development, research, advisory and voting disclosure services.

Proxy voting services are provided by BNP Paribas Securities Services plc, which provides a range of administrative services to Henderson. BNP Paribas Securities Services plc is provided with voting services by ISS.

3.         Voting Guidelines

HIML has adopted the Henderson Global Investors UK Responsible Investment policy, which can be found in Appendix A. This policy sets out how proxies will generally be voted at UK companies on certain matters. However, in individual circumstances, HIML may override a specific policy where it believes this to be in the best interests of the firm's clients.

HIML has adopted the Henderson Global Investors International Responsible Investment Policy, which can be found in Appendix B. This policy sets out how proxies will be voted for non-UK companies. More detailed information on the proxy voting policies which are applied to US companies can be found in Appendix C. The voting guidelines are derived from the ISS Global and US Proxy Voting Guidelines, which set out voting parameters on a wide range of issues under ordinary circumstances.

4.         Voting Procedures

The procedure for casting proxy votes is as follows:

1.	Custodians notify ISS of forthcoming company meetings and send proxy materials.
2.	ISS notifies Henderson of meetings via its VoteX website.
3.	For U.S. and non-U.K. securities, ISS provides voting recommendations based on HIML's Proxy Voting Policies.
4.	For U.K. securities, HIML generally votes in accordance with the policies set forth in Appendix A hereto.
5.	The Corporate Governance Manager (or his designee) consults with other corporate governance staff, fund managers and analysts as appropriate.
6.

With respect to U.S. and other non-U.K. securities, the Corporate Governance Manager (or his designee) decides in conjunction with the relevant fund managers and analysts whether to accept or override the voting recommendations provided by ISS. With respect to U.K. securities, the Head of Corporate Engagement (or his designee) determines in conjunction with the relevant fund managers and analysts whether to vote in accordance with HIMLs UK voting guidelines as described in Appendix A hereto.

7.	Voting instructions are sent to custodians via the VoteX website and executed by the custodians.
8.

If at any time during implementation of the above procedures a conflict of interest is identified the matter will be referred to the HIML Proxy Committee via the Head of Compliance. In such circumstances the he Proxy Committee reviews the issue and directs ISS how to vote the proxies through the VoteX website and voting instructions are executed by the custodians.

5.         Share blocking

In a number of markets in which the funds invest, shares must be suspended from trading ('blocked') for a specified period before the Annual General Meeting if voting rights are to be exercised. Such restrictions may place constraints on portfolio managers that mean exercising proxy votes is not in clients' interest. In other markets casting proxy votes may involve costs that are disproportionate to any benefit gained. In markets where share blocking applies or additional costs are incurred that outweigh the potential benefits of voting, HIML will vote only in exceptional circumstances.

6.         Conflicts of interest

For each director, officer and employee of HIML ("HIML person"), the interests of HIML's clients must come first, ahead of the interest of HIML and any person within the HIML organization, which includes HIML's affiliates.

Accordingly, each HIML person must not put "personal benefit", whether tangible or intangible, before the interests of clients of HIML or otherwise take advantage of the relationship to HIML's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever except a benefit for a client of HIML, as appropriate. It is imperative that each of HIML's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of HIML's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if HIML has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Head of Compliance..

The following are examples of situations where a conflict may exist:

  Business Relationships – where HIML manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;
  Personal Relationships – where a HIML person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships;
  Familial Relationships – where a HIML person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company); and
  Fund Relationships – HIML may have a conflict because of a relationship to fund shares held in client accounts (e.g., an entity who receives fees from a fund is solicited by the fund to increase those fees).

It is the responsibility of each director, officer and employee of HIML to report any real or potential conflict of interest to the Head of Compliance who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Head of Compliance, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict. In addition, all HIML persons shall certify annually as to their compliance with this policy. A form of such certification is attached in Appendix D hereto.

7.         Proxy Committee

The Proxy Committee shall have three members, the Head of Equities, the Corporate Governance Manager and the Head of Compliance (or their respective designees). Proxy Committee meetings may be called by any member of the Proxy Committee and shall be called whenever a conflict of interest is identified.

Two members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The members the Proxy Committee shall be chose a chair of the Proxy Committee. The Proxy Committee shall keep minutes of its meetings that shall be kept with the other corporate records of HIML.

The Proxy Committee will review each item referred to it to determine if a conflict of interest exists and will produce a Conflicts Report for each referred item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) based on confirmations from the relevant portfolio managers discloses any contacts from parties outside HIML (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an portfolio manager's recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Committee will review the issue and direct ISS as to how to vote the proxies.

APPENDIX A

UK Responsible Investment Policy

Monitoring and taking action on financial performance, corporate governance and corporate responsibility

1.	Purpose and Scope

Henderson Global Investors' Responsible Investment Policy sets out how we discharge our responsibility towards our clients by protecting and enhancing shareholder value in the companies in which we invest on clients' behalf through our work on corporate governance (CG) and corporate responsibility (CR).

We believe that in order to achieve long-term success, companies need not only to conceive and execute appropriate business strategies, but also to maintain high standards of corporate governance and corporate responsibility. We therefore expect companies to operate according to recognised national and international standards in these areas. Henderson is a founding signatory of The Principles for Responsible Investment (PRI)[1]

This policy also sets out how Henderson implements the UK Institutional Shareholders' Committee's Statement of Principles on the Responsibilities of Institutional Shareholders and Agents[2]. It applies to all the companies in which we invest in the UK.

2.	Corporate Governance

The purpose of our corporate governance work is to seek to ensure that the boards of the companies in which we invest perform to high standards and are accountable to shareholders. The composition and structure of boards, and the processes by which boards operate, need to be carefully planned and managed to this end.

Henderson expects UK companies to comply with the Combined Code[3], including the Turnbull Guidance on Internal Control, or to provide adequate explanation of areas in which they fail to comply. Our corporate governance work is also guided by best practice guidelines developed by industry bodies such as the Association of British Insurers, the Association of Investment Companies[4] and the National Association of Pension Funds.

While we prefer that companies adhere to the principles and provisions of the Combined Code and best practice, we recognise that a different approach may be justified in particular circumstances. We evaluate each deviation on its own merits. In such cases, the onus is on the company to provide us with sufficient information to enable us to take an informed view. Where adequate explanation is provided, we will support the board. However, where we judge that insufficient assurance has been given that the arrangements adopted are in the best interests of shareholders, we will not support the board.

Henderson holds shares in many small companies, including companies listed on the Alternative Investment Market (AIM), where the Combined Code does not apply. We consider that the main principles of good corporate governance embodied in the Code are applicable to listed companies of all sizes and stages of development. However, we recognise that some of the more detailed provisions of the Code will not be appropriate. The onus is on smaller companies to explain their governance arrangements in relation to their size and stage of development. We support the work of the Quoted Companies Alliance[5] (QCA) in setting out guidelines for smaller quoted companies and AIM companies.

1www.unpri.org
2www.napf.co.uk/Publications/Downloads/PolicyPapers/SectionI/2005/ISC_Statement_of_Principles.pdf
3www.frc.org.uk/corporate/combinedcode.cfm
4www.aitc.co.uk/technical/guidesdirectors.asp
5www.qcanet.co.uk/guidance_booklets.asp

The paragraphs below amplify and clarify certain aspects of Henderson's approach to a company's corporate governance.

2.1	Governance reporting

Governance reporting has expanded exponentially in recent years. However, the increasing quantity of reporting has in many cases not been matched by better quality, with many companies indulging in 'boiler-plate' disclosure. We attach great value to the quality of governance reporting, which forms an important part of our assessment of companies. Reporting should explain clearly how the company's particular corporate governance arrangements and structure help it to develop and execute its strategy successfully.

2.2	Board composition

The Board should be formed of a suitable balance and quality of executive and non-executive directors to enable it to execute strategic control of the company's affairs to maximise long term shareholder value. To this end, it is important that the Board has a sufficient contingent of independent non-executive directors to maintain appropriate oversight on shareholders' behalf.

Where we judge that the overall composition of the board does not provide a sufficient contingent of independent non-executive directors to ensure that executive management can be held properly to account, we will vote against the appointment of new non-independent non-executive directors.

2.3	Roles of Chairman and Chief Executive

In order to prevent the concentration of power in the hands of one person, we do not favour the combination of the roles of Chairman and Chief Executive. However, we recognise that in some very limited circumstances, the combination of these roles may be justified. Such circumstances may include where the chief executive has resigned and the chairman temporarily holds the chief executive role until a suitable replacement is found. Where a company believes its particular circumstances warrant the combination of these roles, we expect prior disclosure and explanation of the circumstances.

We do not favour chief executives or other executive directors going on to become chairman of the same company. Exceptionally, we may support such a move based upon a company's unique circumstances. In such a situation major shareholders should be consulted in advance and adequate justification must be provided.

2.4	Definition of Independence

When assessing the independence of a non-executive director, we will consider whether there are relationships or circumstances which are likely to affect, or could appear to affect, the director's judgement. These include where the director:

  has been an employee of the company or group within the last five years;
  has, or has had within the last three years, a material business relationship with the company either directly, or as a partner, shareholder, director or senior employee of a body that has such a relationship with the company;
  has received or receives additional remuneration from the company apart from a director's fee, participates in the company's share option or a performance-related pay scheme, or is a member of the company's pension scheme;
  has close family ties with any of the company's advisers, directors or senior employees;
  holds cross-directorships or has significant links with other directors through involvement in other companies or bodies;
  represents a significant shareholder; or
  has served on the board for more than nine years from the date of their first election.

Where a company maintains that a non-executive director is independent despite the presence of the above relationships or circumstances, the onus is on the board to provide evidence to support the claim. Henderson will exercise judgement in assessing independence in each individual case. In particular, we do not consider that board tenure of more than nine years in itself necessarily compromises independence with the resultant implications for membership of board committees. Where appropriate, we will have regard to the non-executive director's performance on the board and committees in determining whether the director exercises independent judgement in relation to the company

2.5	Appointment and re-election of Directors

The appointment of any director to the board should be the result of a formal, rigorous and transparent procedure led by the Nomination Committee. The Nomination Committee should assure itself and the shareholders that the proposed director is able to devote sufficient time to the role. Where appropriate, we also have regard to the director's performance record at other companies.

We will support the election of directors who are able to contribute to the preservation and enhancement of shareholder value.

When a director comes up for re-election, we will take account of their past performance on the board.

2.5.1	Non-executive directors

Our voting decision on the appointment or re-appointment of non-executive directors is also affected by factors which do not apply to executive directors. This is because of the monitoring duties that non-executive directors in particular are required to perform in order to protect shareholders' interests.

When determining how to vote on the election of a non-executive director, in addition to the points stated in paragraph 2.4, we take into consideration the proportion of independent non-executive directors on the board and the suitability of the non-executive director to fulfil any committee duties.

The fact that companies are required to have separate board committees does not, in our view, detract from the responsibility of the board as a whole for decisions or duties within the remit of the board committee. Where we have over a period expressed concern to the company about the performance of a particular committee and such concerns have not been resolved to our satisfaction, we may withhold support from any member of the board, irrespective of their membership of the particular committee, as we consider appropriate.

2.6	Succession planning

We expect the board to make adequate arrangements for succession planning. This process should be led by the Nomination Committee. Details of appointment procedures for directors and succession planning arrangements should be disclosed to shareholders.

2.7	Relationship with auditors

It is of the utmost importance that auditors remain independent from the company. The company should disclose the scale of non-audit fees paid to the audit firm, the nature of the work involved, and the procedure for awarding such contracts.

When considering whether to approve the appointment of auditors and their remuneration, the significant driver is the independence of the audit process. The audit committee, consisting solely of independent non-executive directors, not the executives or chairman, should be seen to lead the relationship of the company with the auditors.

The fees generated from the provision of non-audit services should not be of such magnitude as to appear to impair the auditors' objectivity. Where non-audit fees are substantial relative to the audit fee it is up to the audit committee to justify why this expenditure is in shareholders' interests.

2.8	Remuneration

The quality of a company's remuneration policy and practices can be seen as a litmus test of good corporate governance.

Henderson believes that executives should be fairly rewarded for the contribution they make to the maximisation of long-term shareholder value. A fully independent Remuneration Committee has a critical role to play in determining a company's remuneration policy and practices. Remuneration Committees should ensure that executive remuneration packages are structured in a manner which reflects the achievement of corporate objectives and limits the possibility of 'rewards for failure'.

We also attach importance to the Combined Code's principle on remuneration, namely that:

The Remuneration Committee should judge where to position their company relative to other companies. But they should use such comparisons with caution, in view of the risk of an upward ratchet of remuneration levels with no corresponding improvement in performance. They should also be sensitive to pay and employment conditions elsewhere in the group, especially when determining annual salary increases.

Companies should seek to develop remuneration arrangements specific to the company and clearly aligned with business strategy and objectives, eg by using the most appropriate performance measures, rather than simply adopting 'off-the-peg' policies.

2.8.1	Service Contracts

Henderson does not approve of rolling service contracts terminable on more than one year's notice. This does not preclude companies, where necessary, from offering newly recruited directors longer-term contracts which subsequently reduce to one year rolling contracts after a specified period. However, companies should not offer longer-term contracts to new directors as a matter of course. Where a company offers a new director a contract along these lines, an explanation of its necessity should be included in the report and accounts.

We do not approve of remuneration policies that allow enhanced notice periods or compensation on a change of control of the company.

It is not appropriate for executive directors to receive compensation when their service contracts are amended to bring them into line with best practice.

2.8.2	Remuneration Report

The Directors' Remuneration Report Regulations 2002 (Remuneration Regulations) provide shareholders with a platform to signal their view of a company's remuneration policy and practices to the Board. We expect remuneration reports to meet the disclosure requirements of the Remuneration Regulations. Companies should fully disclose all information that shareholders need to take an informed view of the remuneration policy, arrangements and practices.

Henderson assesses whether the remuneration policy and practices disclosed in the remuneration report meet best practice guidelines as prescribed in the Combined Code, the ABI Guidelines on Executive Remuneration and the ABI/NAPF Best Practice on Executive Contracts and Severance[6]. Henderson also assesses whether the disclosed policy and practices sufficiently link executive rewards to the preservation and enhancement of shareholder value.

[6]www.ivis.co.uk/pages/framegu.html

While it is not possible to list all the factors that may cause us not to support a company's remuneration report, the factors that would cause concern include:

  disclosure below the requirements of the Remuneration Regulations;
  executive director service contracts terminable on more than one year's notice.
  compensation on termination in excess of one year's remuneration;
  notice period or compensation in excess of one year on a change of control of the company;
  payment of compensation to executives when their service contracts are amended to bring them into line with best practice;
  salary increases or increased maximum bonus opportunities which are not linked to productivity improvement or increased responsibilities. The inappropriate use of comparator data to justify increases is to be discouraged;
  ex-gratia payments for past performance;
  payment of transaction bonuses where the benefit to shareholders has not accrued or is not evident;
  the exercise of discretion by the Remuneration Committee to permit payment or awards beyond the scope of the company's disclosed remuneration policy without prior shareholder consultation. The exercise of such discretion must involve some demonstrable benefit to shareholders;
  non-disclosure or insufficient information on the maximum individual rewards obtainable under performance-related remuneration schemes;
  amendments to material terms of performance-related remuneration without appropriate shareholder consultation or explanation. These include increases in maximum bonus potential or variations in performance targets which increase the likelihood of awards vesting;
  repricing or exchange of underwater stock options;
  terms and structure of incentive schemes not in line with best practice;
  retesting of performance conditions not in line with ABI guidelines; and
  dilution limits not in line with ABI guidelines
  incomplete disclosure of performance metrics, including all those applying to annual bonuses.

2.8.3	Incentive Schemes

We will support incentive schemes which genuinely incentivise executives to pursue strategies which will increase long-term shareholder value and which align the interests of executives and shareholders. We expect incentive schemes to incorporate demanding performance targets which are aligned with business strategy and objectives and provide the highest rewards only for the highest performance

While it is the board's responsibility, on the advice of the Remuneration Committee, to devise incentive schemes which drive a company's performance, Henderson has a preference for schemes which award conditional shares based on the attainment of performance targets. We also prefer performance targets based on a company's total shareholder return relative to an appropriate index or peer group. Where a total shareholder return performance measure is adopted, the Remuneration Committee should ensure that there has been an improvement in the company's underlying performance, by incorporating an appropriate financial measure underpin.

Henderson considers that real alignment between the interests of shareholders and executives is achieved when executives hold shares in the company. We expect companies to introduce meaningful shareholding guidelines which require executives to hold shares in the company either through share purchases or the retention of shares acquired through share incentive schemes until a stated level of shareholding is achieved.

Henderson will assess whether the structure of the incentive scheme accords with current market and best practice, having regard to the principles of the ABI Guidelines on Executive Remuneration. While all aspects of the ABI Guidelines are important, we wish to draw attention to the following points in particular:

  share incentive scheme proposals should as far as possible be designed to be specific to an individual company's requirements and strategic outcomes.
  full details of incentive scheme proposals and their cost implications should be disclosed. Henderson will not be able to approve proposals whose operation or implications are unclear.
  proposed incentive schemes should form part of a well-considered remuneration package. The level of potential benefits should not be excessive and should be scaled relative to performance.
  the maximum annual limit on individual participation should be disclosed. Participation limits should be expressed as a percentage of salary. In setting this limit, remuneration committees should have regard to best practice and market norms. Awards higher than the market norm should be subject to more demanding performance conditions.
  when determining the level of share incentive awards in any year, it may be appropriate for remuneration committees to take account of the company's performance (whether financial or operational) in the period preceding grant. This may be a more appropriate basis for determining award levels, within the limit approved by shareholders, rather than one based solely on peer group comparisons.
  share incentive awards and option grants should be phased, generally on an annual basis, rather than awarded in block grants.
  we are extremely reluctant to approve share-based remuneration with no forward-looking performance conditions even where companies have substantial US operations.
  to ensure that executive rewards are based on genuine and sustained performance, it may be appropriate to set performance targets at a premium to depressed base levels. This would also avoid windfall rewards based not on genuine performance but on depressed share price or other financial results at the time of grant.
  performance periods should be at least three years. We strongly encourage longer performance periods, in order to motivate the achievement of sustained performance.
  re-testing of performance conditions is not appropriate for the majority of schemes, particularly where the Company has adopted a policy of making awards on an annual basis. A proposal to permit retesting under new schemes would only be supported in exceptional circumstances. The Board must also commit to a regular review of the retesting provision with a view to removing it when conditions permit. Re-testing is not acceptable for conditional share awards and similar nil-priced option schemes.
  there should be no automatic waiver of performance conditions on a change of control. The underlying financial performance of a company that is subject to a change of control should be a key determinant of what share-based awards, if any, should vest for participants.
  share incentive awards should vest on a pro-rata basis, taking into account the vesting period that has elapsed at the time of the change of control.

2.8.4	Chairman's and non-executive directors' remuneration

The chairman and non-executive directors should be appropriately rewarded for their contribution but this should be made available in cash or in shares bought or allocated at market price.

We do not support the award of share incentives (or other incentives geared to the share price) to the chairman and non-executive directors. This is because such awards could compromise independence, encourage short-term focus and align interests with those of executives rather than shareholders.

A proposal to award share incentives should be based on exceptional circumstances with the onus on the company to explain why the proposed arrangement is appropriate. Where it is necessary to offer share incentives, our preference is for a one-off grant, with the award in conditional shares as opposed to share options, to be retained during the directors' tenure. Companies should consult with shareholders prior to the grant of such awards.

A non-executive director who is awarded share incentives would not be considered to be independent. Such directors should not be members of the Audit or Remuneration committee.

2.9	Investment trusts

Boards of investment trusts should ensure that the interests of the shareholders (who are also the customers of the investment trust) are paramount when considering all aspects of the operation of the investment trust. Henderson expects Investment Trust companies to comply with the AIC Code of corporate governance or to provide adequate explanation of areas in which they fail to comply. In particular, the Board should be sufficiently independent of the manager so that it is able to assess, objectively, the performance of the fund manager. Specifically:

  a majority of the board, including the chairman, should be independent of the manager. In addition, directors who serve on more than one board managed by the same manager will not be regarded as independent;
  no more than one current or recent employee of the manager should serve on a board. Such employee directors should stand for re-election annually. This provision does not apply to self-managed companies; and
  no employee of the manager or executive of a self-managed company or ex-employee within the last five years should serve as chairman.

2.10	Take-overs and mergers

Our voting decisions on proposed take-overs and mergers are based primarily on our analysts' and fund managers' view on the alignment between the proposal and shareholders' interests. If there were a corporate governance dimension to the proposal, our decision-making process would take this into account.

3.	Corporate responsibility

3.1	Definition

Henderson believes that good management of a range of responsibilities towards different stakeholders contributes to business success and long-term shareholder value. This embraces:

  economic responsibilities to shareholders, and fair and legal behaviour towards consumers, suppliers and competitors;
  responsibilities to minimise and manage environmental impacts;
  responsibilities towards employees; and
  responsibilities to the wider community.

3.2	Corporate responsibility standards

There are at present no standards for the broad range of CR issues that are universally recognised by companies and investors in the same way as the Combined Code for corporate governance in the UK or its statutory or market-based equivalents in other countries. Nonetheless, there is a body of international agreements amongst governments that provide a clear framework from which more specific expectations of business behaviour can be derived. Some of these, such as the Universal Declaration of Human Rights and International Labour Organisation conventions, have the force of international law. Others are voluntary but have substantial moral force. The OECD Guidelines for Multinational Enterprises, for example, have been agreed by governments, trades unions and civil society representatives.

Henderson expects all companies in which it invests to adopt standards, policies and management processes covering the corporate responsibility issues affecting them. These should be based wherever possible on internationally recognised instruments such as the UN Global Compact,[7] the UN Universal Declaration of Human Rights and the related covenants and conventions[8]; International Labour Organisation conventions on labour standards[9]; and the OECD Guidelines for Multinational Enterprises10.

The Draft Norms on Responsibilities of Transnational Corporations and Other Business Enterprises with Regard to Human Rights[11], developed by the UN Commission on Human Rights, also provide a useful broad framework.

[7]www.unglobalcompact.org
[8]www.unhchr.ch/html/intlinst.htm
[9]www.ilo.org/public/english/standards/norm/index.htm
[10]www.oecd.org/pdf/M000015000/M00015419.pdf
[11]www1.umn.edu/humanrts/links/NormsApril2003.html

3.3	Disclosure on corporate responsibility

3.3.1	Annual Report: ABI Disclosure Guidelines on Social Responsibility

Henderson expects UK companies to comply with the ABI Disclosure Guidelines on Social Responsibility.

Therefore, with regard to the board, we expect the company to state in its annual report whether:

  The Board takes regular account of the significance of social, environmental and ethical (SEE) matters to the business of the company.
  The Board has identified and assessed the significant risks to the company's short and long term value arising from SEE matters, as well as the opportunities to enhance value that may arise from an appropriate response.
  The Board has received adequate information to make this assessment and that account is taken of SEE matters in the training of directors.
  The Board has ensured that the company has in place effective systems for managing significant risks, which, where relevant, incorporate performance management systems and appropriate remuneration incentives.
           With regard to policies, procedures and verification, the annual report should:
  Include information on SEE-related risks and opportunities that may significantly affect the company's short and long term value, and how they might impact on the business.
  Describe the company's policies and procedures for managing risks to short and long term value arising from SEE matters. If the annual report and accounts states that the company has no such policies and procedures, the Board should provide reasons for their absence.
  Include information about the extent to which the company has complied with its policies and procedures for managing risks arising from SEE matters.
  Describe the procedures for verification of SEE disclosures. The verification procedure should be such as to achieve a reasonable level of credibility.

Where we judge that a company has not disclosed sufficient information on SEE issues, we may vote against the report and accounts.

3.3.2	Additional disclosures: Global Reporting Initiative

Henderson wishes to gain as full an understanding as possible of the social, environmental and ethical issues facing a company; its approach to dealing with those issues; its historical performance in implementing its policies; its strategy and targets for the coming period; and its capability in relation to the issues.

SEE disclosure in the annual report will inevitably be relatively concise. In the case of many if not most companies it will be of great value to Henderson for fuller information to be provided in free-standing reports. Fuller reporting will also enable other stakeholders with a legitimate interest in the company to make an informed assessment of how the company is discharging its responsibilities towards them.

As noted above, it is important that information should wherever possible be comparable with that disclosed by other companies, particularly peers in a sector, in order to be of greatest value to us. In the UK there are at present no legally binding SEE disclosure standards or indeed universally accepted voluntary standards. Nonetheless, the voluntary standards produced by a number of bodies command considerable legitimacy.

Henderson believes the Global Reporting Initiative (GRI) is the leading global standard for voluntary CR reporting.[12] It has the support of a wide range of companies, non-governmental organisations, international agencies and national governments. The GRI approach is similar to that of the UK Combined Code in that it sets out a range of issues and reporting indicators and asks companies to 'comply or explain', making their own judgements as to the relevance of individual issues. Companies can thus adapt the approach to their own particular circumstances. Moreover, Henderson views a willingness to benchmark performance in this way and to take part in such a broadly based transparency initiative as itself an indicator of CR. Nonetheless, we recognise that full GRI reporting is complex and that companies will need to develop their reporting capacity over time. Companies will also need to ensure consistency between any legal requirements for CR reporting and disclosure based on GRI.

Henderson commends the Global Reporting Initiative guidelines and encourages companies to work towards reporting in full accordance with them.

We also encourage companies to take part in sector and issue-specific disclosure initiatives, such as the Carbon Disclosure Project[13] and the framework set out in the Investor Statement on Pharmaceutical Companies and the Public Health Crisis in Emerging Markets.[14]

12www.globalreporting.org/guidelines/2002.asp
13www.cdproject.net
14www.henderson.com/sri

4	Policy implementation

4.1	Engagement and analysis

Henderson's fund managers, sector analysts, corporate responsibility personnel and corporate governance personnel maintain regular dialogue with companies. This dialogue allows us to monitor the development of companies' business, including areas such as overall strategy, business planning and delivery of objectives, capital structure, proposed acquisitions or disposals, corporate responsibility and corporate governance. Our analysis on corporate governance and corporate responsibility is fed into our overall investment process. Company analysis is shared on internal IT systems and frequent discussion takes place between governance and CR specialists and sector analysts and fund managers.

We also undertake and commission research focusing on specific themes and sectors.

We take an active approach to making our views clear to companies and seeking improvements where we believe there are shortcomings in performance, or a company has failed to apply appropriate standards, or to provide adequate disclosure. We will continue our dialogue with the company over an extended period if necessary.

If we are unable to resolve the matter through this dialogue, we may work with other institutional investors to put our concerns to the company jointly. We also have the option of using the voting rights held on behalf of clients to impress upon management the need for change or ultimately to support a takeover.

4.2	Voting

We exercise voting rights on behalf of clients at meetings of all UK companies in which we have a holding. We will not support board proposals which, in our view, are not in the best interests of shareholders. Where we have taken a decision not to support a company's proposals, it is our policy to inform the company of our intentions and the rationale for our decision prior to voting.

It is sometimes not possible to express disapproval of management action or policy by voting on a related resolution. In such cases, we may express our disapproval by not supporting the report and accounts. In such circumstances, we place particular emphasis on having a dialogue with the company to familiarise them with our reasons.

4.3	Stock Lending

Stock lending makes an important contribution to market liquidity, and also provides additional investment returns for our clients. However, stock lending also has important implications for corporate governance policy as voting rights are transferred with any stock that is lent. We maintain the right to recall lent stock for voting purposes.

5	Systems and Procedures

5.1	Responsible Investment Committee

Henderson has a standing Responsible Investment Committee which ensures that corporate governance, corporate responsibility and investment issues are considered in an integrated manner. The Committee is composed of representatives of the various fund management teams within Henderson, corporate responsibility personnel and corporate governance personnel.

5.2	Responsibilities

Day-to-day responsibility for voting decisions lies with the Corporate Governance Manager, under the supervision of the Director of Company and Broker Relationships. Voting decisions are made in close consultation with fund managers and analysts. If agreement cannot be reached by staff at this level, a decision is made by the Head of Equities. In these circumstances the rationale for the decision is recorded in writing.

5.3	Proxy Advisory and Corporate Responsibility Research Services

To assist us in assessing the corporate governance of investee companies we subscribe to RREV (a corporate governance adviser which is a joint venture between the NAPF and Institutional Shareholder Services - ISS). Our voting decisions are implemented electronically via the ISS Votex system.

To assist us in assessing companies' management of corporate responsibility issues we purchase research from Innovest Strategic Value Advisors.

5.4	Conflicts of interest

Henderson acknowledges that conflicts of interest may arise in the context of our corporate governance and corporate responsibility work. For example, we may have serious concerns about a company whose pension scheme is a client.

Where a conflict of interest arises, the matter will be referred to the Head of Equities by the Director of Company and Broker Relationships. The Head of Equities will convene a group comprising the Director of Company and Broker Relationships and other members of staff as appropriate. The Head of Equities will make our final engagement and voting decisions, ensuring that they best serve the interests of our clients as a whole. These decisions and the rationale for reaching them will be documented and will be available to clients.

5.4.1	Conflicts of Interests in relation to Henderson Group

When evaluating corporate governance and voting issues in relation to Henderson Group, our parent company, the overriding principle is the fiduciary duty we owe to our clients. In order to ensure protection of our clients' interests, our policy will apply in the same way to Henderson Group as to all other companies.

5.5.	Audit trail and reporting

We keep electronic records of all our engagement, voting and other corporate governance activities

  Notes of meetings and other substantive contacts on corporate governance and corporate responsibility issues are logged on internal systems.
  Notes on the rationale for voting decisions are logged on internal systems.

These systems are used as the basis for our reporting to clients.

5.6	Evaluation of effectiveness

We keep our CG and CR work under constant review to evaluate its effectiveness in influencing companies and generating analysis of value to our investment decision-making.

5.7	Public disclosure

We publish information on our voting record on our website at www.henderson.com/home/uk/governance/voting_reports.asp. Information on our engagement work and our analysis of specific CG and CR issues is also available on our website.

For further information on Henderson's responsible investment work, please contact Antony Marsden, Corporate Governance Manager, antony.marsden@henderson.com.

Henderson Global Investors is the name under which Henderson Global Investors Limited, Henderson Fund Management plc, Henderson Administration Limited, Henderson Investment Funds Limited, Henderson Investment Management Limited and Henderson Alternative Investment Advisor Limited (each authorised and regulated by the Financial Services Authority and of 4 Broadgate, London EC2M 2DA) provide investment products and services.

Henderson Global Investors is the name under which Henderson Global Investors Limited, Henderson Fund Management plc, Henderson Administration Limited, Henderson Investment Funds Limited, Henderson Investment Management Limited and Henderson Alternative Investment Advisor Limited (each authorised and regulated by the Financial Services Authority and of 4 Broadgate, London EC2M 2DA) provide investment products and services.

APPENDIX B

International Responsible Investment Policy

Monitoring and taking action on financial performance, corporate governance and corporate responsibility

Proxy Voting Policies and Procedures

A.         Principles15

1.         Background

Henderson Global Investors believes that in order to achieve long-term success, companies need not only to conceive and execute appropriate business strategies, but also to maintain high standards of corporate governance and corporate responsibility. We therefore expect companies to operate according to recognised national and international standards in these areas.

This policy sets out Henderson's approach to corporate governance, corporate responsibility and proxy voting for non-UK companies.

2.         Corporate objective

The overriding objective of the company should be to optimize over time the returns to its shareholders. Where other considerations affect this objective, they should be clearly stated and disclosed. To achieve this objective, the company should endeavour to ensure the long-term viability of its business, and to manage effectively its relationships with stakeholders

3.         Disclosure and transparency

Companies should disclose accurate, adequate and timely information, in particular meeting market guidelines where they exist, so as to allow investors to make informed decisions about the acquisition, ownership obligations and rights, and sale of shares. Clear and comprehensive information on directors, corporate governance arrangements and the company's management of corporate responsibility issues should be provided.16

15These Principles are based on the Organisation for Economic Co-operation and Development (OECD) Corporate Governance Principles and those of the International Corporate Governance Network (ICGN)

16For further discussion of corporate responsibility see section 9.

4.         Boards of directors

Henderson recognises the plurality of corporate governance models across different markets and does not advocate any one form of board structure. However, for any corporate board there are certain key functions which apply :

1.         Reviewing and guiding corporate strategy, major plans of action, risk policy, annual budgets and business plans; setting performance objectives; monitoring implementation and corporate performance; and overseeing major capital expenditures, acquisitions and divestitures.

2.         Monitoring the effectiveness of the company's governance practices and making changes as needed.

3.         Selecting, compensating, monitoring and, where necessary, replacing key executives and overseeing succession planning.

4.         Aligning key executive and board remuneration with the longer term interests of the company and its shareholders.

5.         Ensuring a formal and transparent board nomination and election process.

6.         Monitoring and managing potential conflicts of interest of management, board members and shareholders, including misuse of corporate assets and abuse in related party transactions.

7.         Ensuring the integrity of the corporation's accounting and financial reporting systems, including the independent audit, and that appropriate systems of control are in place, in particular, systems for risk management, financial and operational control, and compliance with the law and relevant standards.

8.         Overseeing the process of disclosure and communications.

The board of directors, or supervisory board, as an entity, and each of its members, as an individual, is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole. Each member should stand for election on a regular basis.

Boards should include a sufficient number of independent non-executive members with appropriate skills, experience and knowledge. Responsibilities should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole.

Audit, remuneration and nomination/succession committees should be established. These should be composed wholly or predominantly of independent non-executives. Companies should disclose the terms of reference of these committees and give an account to shareholders in the annual report of how their responsibilities have been discharged. The chairmen and members of these committees should be appointed by the board as a whole according to a transparent procedure.

5.         Shareholder rights

All shareholders should be treated equitably. Companies' ordinary shares should provide one vote for each share, and companies should act to ensure the owners' rights to vote.

Major strategic modifications to the core business(es) of a company should not be made without prior shareholder approval. Equally, major corporate changes which in substance or effect materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders should not be made without prior shareholder approval of the proposed change. Such changes include modifications to articles or bylaws, the implementation of shareholder rights plans or so called "poison pills", and the equity component of compensation schemes.

Shareholders should be given sufficient information about all proposals, sufficiently early, to allow them to make an informed judgment and exercise their voting rights. Each proposal should be presented separately to shareholders – multiple proposals should not be combined in the same resolution.

6.         Audit and internal control

Company boards should maintain robust structures and processes to ensure sound internal controls and to oversee all aspects of relationships with external auditors. The Audit Committee should ensure that the company gives a balanced and clear presentation of its financial position and prospects, and clearly explains its accounting principles and policies. Audit Committee members should have appropriate levels of financial expertise, in accordance with prevailing legislation or best practice. The Audit Committee should ensure that the independence of the external auditors is not compromised by conflicts of interest (arising, for example, from the award of non-audit consultancy assignments).

7.         Remuneration

Remuneration of executive directors and key executives should be aligned with the interests of shareholders. Performance criteria attached to share-based remuneration should be demanding and should not reward performance that is not clearly superior to that of a group of comparable companies that is appropriately selected in sector, geographical and index terms. Requirements on directors and senior executives to acquire and retain shareholdings in the company that are meaningful in the context of their cash remuneration are also appropriate.

The design of senior executives' contracts should not commit companies to 'payment for failure'. Boards should pay attention to minimising this risk when drawing up contracts and to resist pressure to concede excessively generous severance conditions.

Companies should disclose in each annual report or proxy statement the board's policies on remuneration - and, preferably, the remuneration of individual board members and top executives, as well as the composition of that remuneration - so that investors can judge whether corporate pay policies and practices are appropriately designed.

Broad-based employee share ownership plans or other profit-sharing programmes are effective market mechanisms that promote employee participation.

8.         Corporate responsibility

8.1         Definition

Henderson believes that good management of a range of responsibilities that companies have towards different stakeholders contributes to business success and long-term shareholder value. This embraces:

  economic responsibilities to shareholders and to behave fairly and legally in the marketplace, towards consumers, suppliers and competitors;
  responsibilities to minimise and manage environmental impacts;
  responsibilities towards employees; and
  responsibilities to the wider community.

8.2         Corporate responsibility standards

Companies should adopt standards, policies and management processes covering the corporate responsibility issues affecting them. These should be based wherever possible on internationally recognised instruments such as the UN Global Compact,17 the UN Universal Declaration of Human Rights and the related covenants and conventions18; International Labour Organisation conventions on labour standards19; the OECD Guidelines for Multinational Enterprises20.

The Draft Norms on Responsibilities of Transnational Corporations and Other Business Enterprises with Regard to Human Rights21, developed by the UN Commission on Human Rights, also provide a useful broad framework.

17www.unhchr.ch/html/intlinst.htm
18http://www.ilo.org/public/english/standards/norm/index.htm
19http://www.oecd.org/document/28/0,2340,en_2649_34889_2397532_1_1_1_1,00.html
20Prepared by a working group of the UN Commission on Human Rights and available at: 21http://www.unhchr.ch/Huridocda/Huridoca.nsf/0/13e40a9bc4e3be3fc1256912003c5797/$FILE/G0013866.pdf

8.3         Disclosure on corporate responsibility

8.3.1         Annual Report

Companies should disclose in their Annual Report how they are managing key risks and opportunities linked to social, environmental and ethical issues.

8.3.2         Additional disclosures: Global Reporting Initiative

Henderson wishes to gain as full an understanding as possible of the social, environmental and ethical issues facing a company; its approach to dealing with those issues; its historical performance in implementing its policies; its strategy and targets for the coming period; and its capability in relation to the issues.

Henderson believes the Global Reporting Initiative (GRI) is the leading global standard for voluntary corporate responsibility reporting.22 It has the support of a wide range of companies, non-governmental organisations, international agencies and national governments. The GRI approach is similar to that of many market-based corporate governance codes in that it sets out a range of issues and reporting indicators and asks companies to comply or explain, making their own judgements as to the relevance of individual issues. Companies can thus adapt the approach to their own particular circumstances.

Henderson commends the Global Reporting Initiative guidelines and encourages companies to work towards reporting in full accordance with them.

22http://www.globalreporting.org/guidelines/2002.asp

B.         Proxy Voting Policies

In the light of the Principles elaborated above, Henderson has adopted Proxy Voting Guidelines and Procedures. The Proxy Voting Guidelines, represent how Henderson will generally vote on certain matters. These Guidelines are derived from Institutional Shareholder Services' (ISS) global policy. ISS provides proxy voting research and vote execution services to Henderson. Our voting decisions are made as a result of consultation between corporate governance specialists, fund managers and analysts within Henderson. Our policy is to follow ISS voting recommendations except where we do not consider them to be in our clients' interests, for example because they do not take sufficient account of local practice as well as the Company's particular circumstances.

Global Proxy Voting Guidelines

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

  there are concerns about the accounts presented or audit procedures used; or
  the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

  there are serious concerns about the accounts presented or the audit procedures used;
  the auditors are being changed without explanation; or
  non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or re-election of statutory auditors, unless:

  there are serious concerns about the statutory reports presented or the audit procedures used;
  questions exist concerning any of the statutory auditors being appointed; or
  the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

  the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
  the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

  Adequate disclosure has not been provided in a timely manner;
  There are clear concerns over questionable finances or restatements;
  There have been questionable transactions with conflicts of interest;
  There are any records of abuses against minority shareholder interests; and
  the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labour representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

  there are serious questions about actions of the board or management for the year in question; or
  legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with pre-emptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without pre-emptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without pre-emptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

  the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
  the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavourable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without pre-emptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

  clear evidence of past abuse of the authority is available; or
  the plan contains no safeguards against selective buybacks.

Re-issuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote FOR mergers and acquisitions, unless:

  the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or
  the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Anti-takeover Mechanisms

Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or n

Proxy Voting Procedures

3.         Responsibilities

Day-to-day responsibility for voting decisions lies with the Corporate Governance Manager. Voting decisions are made in close consultation with fund managers and analysts. If agreement cannot be reached by staff at this level, a decision is made by the Head of Equities. In these circumstances the rationale for the decision is recorded in writing.

4.         Share blocking and other restrictions on voting

In a number of markets in which Henderson invests, shares must be suspended from trading ('blocked') for a specified period before general meetings if voting rights are to be exercised. Such restrictions may place constraints on portfolio managers that mean exercising proxy votes is not in clients' interest. In other markets casting proxy votes may involve costs that are disproportionate to any benefit gained. In markets where share blocking applies or additional costs are incurred that outweigh the potential benefits of voting, Henderson will vote only in exceptional circumstances.

3.         Stock lending

Stock lending makes an important contribution to market liquidity, and also provides additional investment returns for our clients. However, stock lending also has important implications for corporate governance policy as voting rights are transferred with any stock that is lent. We maintain the right to recall lent stock for voting purposes.

4.         Conflicts of interest

Henderson acknowledges that conflicts of interest may arise in the context of our corporate governance and corporate responsibility work. For example, we may have serious concerns about a company whose pension scheme is a client.

Where a conflict of interest arises, the matter will be referred to the Head of Equities by the Corporate Governance Manager. The Head of Equities will convene a group comprising the Corporate Governance Manager and other members of staff as appropriate. The Head of Equities will make our final engagement, activism and voting decisions, ensuring that they best serve the interests of our clients as a whole. These decisions and the rationale for reaching them will be documented and will be available to clients.

4.1.          Conflicts of Interests in relation to Henderson Group

When evaluating corporate governance and voting issues in relation to Henderson Group, our parent company, the overriding principle is the fiduciary duty we owe to our clients. In order to ensure protection of our clients' interests, our policy will apply in the same way to Henderson Group as to all other companies.

Henderson Global Investors is the name under which Henderson Global Investors Limited, Henderson Fund Management plc, Henderson Administration Limited, Henderson Investment Funds Limited, Henderson Investment Management Limited and Henderson Alternative Investment Advisor Limited (each authorised and regulated by the Financial Services Authority and of 4 Broadgate, London EC2M 2DA) provide investment products and services. We may record telephone calls for our mutual protection and to improve customer service.

APPENDIX C

HIML US Proxy Voting Guidelines

1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

  An auditor has a financial interest in or association with the company, and is therefore not independent,
  There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, or
  Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

Non-audit ("other") fees >audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to "Other" fees. If the breakout of tax fees cannot be determined, add all tax fees to "Other" fees.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

  Composition of the board and key board committees;
  Attendance at board and committee meetings;
  Corporate governance provisions and takeover activity;
  Disclosures under Section 404 of Sarbanes-Oxley Act;
  Long-term company performance relative to a market and peer index;
  Extent of the director's investment in the company;
  Existence of related party transactions;
  Whether the chairman is also serving as CEO;
  Whether a retired CEO sits on the board;
  Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

  Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
  Sit on more than six public company boards;
  Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (excepting new nominees, who should be considered on a CASE-BY-CASE basis) if:

  The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;
  The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;
  The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
  The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
  The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
  At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
  A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company's response to performance issues will be considered before withholding.

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

  The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
  The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
  The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

  The non -audit fees paid to the auditor are excessive (see discussion under Ratifying Auditors);
  A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

There is a negative correlation between chief executive pay and company performance (see discussion under Equity Compensation Plans);

  The company fails to submit one-time transfers of stock options to a shareholder vote;
  The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
  The company has poor compensation practices, which include, but are not limited to:
    Egregious employment contracts including excessive severance provisions;
    Excessive perks that dominate compensation;
    Huge bonus payouts without justifiable performance linkage;
    Performance metrics that are changed during the performance period;
    Egregious SERP (Supplemental Executive Retirement Plans) payouts;
    New CEO with overly generous new hire package;
    Internal pay disparity;
    Other excessive compensation payouts or poor pay practices at the company.

WITHHOLD from directors, individually or the entire board, or egregious actions or failure to replace management as appropriate.

Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Vote CASE-BY-CASE if the company has in place one of the three corporate governance structures that are listed below.

Vote CASE-BY-CASE on proposals to restore or permit cumulative voting. If one of these three structures is present, vote AGAINST the proposal:

  the presence of a majority threshold voting standard;
  a proxy access provision in the company's bylaws or governance documents; or
  a counterbalancing governance structure coupled with acceptable relative performance.

The counterbalancing governance structure coupled with acceptable relative performance should include all of the following:

  Annually elected board;
  Two-thirds of the board composed of independent directors;
  Nominating committee composed solely of independent directors;
  Confidential voting; however, there may be a provision for suspending confidential voting during proxy contests;
  Ability of shareholders to call special meetings or act by written consent with 90 days' notice;
  Absence of superior voting rights for one or more classes of stock;
  Board does not have the right to change the size of the board beyond a stated range that has been approved by shareholders;
  The company has not under-performed its peers and index on a one-year and three-year basis, unless there has been a change in the CEO position within the last three years;
  No director received WITHHOLD votes of 35% or more of the votes cast in the previous election.

Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

  The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and
  If only the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders' ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

  Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:
    Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,
    Serves as liaison between the chairman and the independent directors,
    Approves information sent to the board,
    Approves meeting agendas for the board,
    Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,
    Has the authority to call meetings of the independent directors,
    If requested by major shareholders, ensures that he is available for consultation and direct communication;
  Two-thirds independent board;
  All-independent key committees;
  Established governance guidelines;
  The company does not under-perform its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Majority Vote Shareholder Proposals

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g. contested elections).

Consider voting AGAINST the shareholder proposal if the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

Policies should address the specific circumstances at each company. At a minimum, a company's policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

  Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;
  The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee's status;
  The policy needs to specify that the process of determining the nominee's status will be managed by independent directors and must exclude the nominee in question;
  An outline of a range of remedies that can be considered concerning the nominee needs to be in the policy (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);

The final decision on the nominee's status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe in which the decision will be disclosed and a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why this alternative to a full majority threshold voting standard is the best structure at this time for demonstrating accountability to shareholders. Also evaluate the company's history of accountability to shareholders in its governance structure and in its actions. In particular, a classified board structure or a history of ignoring majority supported shareholder proposals will be considered at a company which receives a shareholder proposal requesting the elimination of plurality voting in favor of majority threshold for electing directors.

Office of the Board

Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communications between shareholders and non-management directors, unless the company has all of the following:

  Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
  Effectively disclosed information with respect to this structure to its shareholders;
  Company has not ignored majority supported shareholder proposals or a majority WITHHOLD on a director nominee; and
  The company has an independent chairman or a lead/presiding director, according to ISS' definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Open Access

Generally vote FOR reasonably crafted shareholder proposals providing shareholders with the ability to nominate director candidates to be included on management's proxy card.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

  Long-term financial performance of the target company relative to its industry;
  Management's track record;
  Background to the proxy contest;
  Qualifications of director nominees (both slates);
  Strategic plan of dissident slate and quality of critique against management;
  Likelihood that the proposed goals and objectives can be achieved (both slates);
  Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

  Shareholders have approved the adoption of the plan; or
  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

  No lower than a 20% trigger, flip-in or flip-over;
  A term of no more than three years;
  No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
  Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

  Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
  Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
  Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
  Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
  Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.
  Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

  Purchase price;
  Fairness opinion;
  Financial and strategic benefits;
  How the deal was negotiated;
  Conflicts of interest;
  Other alternatives for the business;
  Non-completion risk.

Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

  Impact on the balance sheet/working capital;
  Potential elimination of diseconomies;
  Anticipated financial and operating benefits;
  Anticipated use of funds;
  Value received for the asset;
  Fairness opinion;
  How the deal was negotiated;
  Conflicts of interest.

Bundled Proposals

Vote CASE-BY-CASE on bundled or "conditional" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:

  Dilution to existing shareholders' position;
  Terms of the offer;
  Financial issues;
  Management's efforts to pursue other alternatives;
  Control issues;
  Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

  The reasons for the change;
  Any financial or tax benefits;
  Regulatory benefits;
  Increases in capital structure;
  Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

  Increases in common or preferred stock in excess of the allowable maximum (see discussion under "Capital Structure");
  Adverse changes in shareholder rights.

Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)

Vote CASE-BY-CASE on going private transactions, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Vote CASE-BY-CASE on "going dark" transactions, determining whether the transaction enhances shareholder value by taking into consideration:

  Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
  Cash-out value;
  Whether the interests of continuing and cashed-out shareholders are balanced; and
  The market reaction to public announcement of transaction.

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

  Percentage of assets/business contributed;
  Percentage ownership;
  Financial and strategic benefits;
  Governance structure;
  Conflicts of interest;
  Other alternatives;
  Noncompletion risk.

Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

  Management's efforts to pursue other alternatives;
  Appraisal value of assets; and
  The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under "Mergers and Corporate Restructurings: Overall Approach."

Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements, taking into consideration:

  Dilution to existing shareholders' position;
  Terms of the offer;
  Financial issues;
  Management's efforts to pursue other alternatives;
  Control issues;
  Conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs

  Vote CASE-BY-CASE on spin-offs, considering:
  Tax and regulatory advantages;
  Planned use of the sale proceeds;
  Valuation of spinoff;
  Fairness opinion;
  Benefits to the parent company;
  Conflicts of interest;
  Managerial incentives;
  Corporate governance changes;
  Changes in the capital structure.

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:

  Prolonged poor performance with no turnaround in sight;
  Signs of entrenched board and management;
  Strategic plan in place for improving value;
  Likelihood of receiving reasonable value in a sale or dissolution; and
  Whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash-out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-out Provisions

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws.

Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

  Rationale;
  Good performance with respect to peers and index on a five-year total shareholder return basis;
  Absence of non-shareholder approved poison pill;
  Reasonable equity compensation burn rate;
  No non-shareholder approved pay plans; and
  Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders;

It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

  More simplified capital structure;
  Enhanced liquidity;
  Fairness of conversion terms;
  Impact on voting power and dividends;
  Reasons for the reclassification;
  Conflicts of interest; and
  Other alternatives considered.

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

  Adverse governance changes;
  Excessive increases in authorized capital stock;
  Unfair method of distribution;
  Diminution of voting rights;
  Adverse conversion features;
  Negative impact on stock option plans; and
  Alternatives such as spin-off.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

  The total cost of the company's equity plans is unreasonable;
  The plan expressly permits the repricing of stock options without prior shareholder approval;
  There is a disconnect between CEO pay and the company's performance;
  The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or
  The plan is a vehicle for poor pay practices.

Each of these factors is further described below:

Cost of Equity Plans

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders' equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers' historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company's allowable cap.

Repricing Provisions

Vote AGAINST plans that expressly permit the repricing of stock options without prior shareholder approval, even if the cost of the plan is reasonable.

Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Pay-for Performance Disconnect

Generally vote AGAINST plans in which:

  there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance);
  the main source of the pay increase (over half) is equity-based, and the CEO is a participant of the equity proposal.
  Performance decreases are based on negative one- and three-year total shareholder returns. CEO pay increases are based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year.

WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.

On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:

  The compensation committee has reviewed all components of the CEO's compensation, including the following:
    Base salary, bonus, long-term incentives;
    Accumulative realized and unrealized stock option and restricted stock gains;
    Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;
    Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program;
    Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs).

A tally sheet setting forth all the above components was prepared and reviewed affixing dollar amounts under the various payout scenarios. (A complete breakdown of pay components also can be found in Disclosure of CEO Compensation – Tally Sheet.)

  A tally sheet with all the above components should be disclosed for the following termination scenarios:
    Payment if termination occurs within 12 months: $_____;
    Payment if "not for cause" termination occurs within 12 months: $_____;
    Payment if "change of control" termination occurs within 12 months: $_____.
    The compensation committee is committed to providing additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

  The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options23 or performance-accelerated grants.24 Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

  The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.

23Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

24Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

Three-Year Burn Rate/Burn Rate Commitment

Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation, assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

2006 Proxy Season Burn Rate Table

		Russell 3000			Non-Russell 3000
GICS	Description	Mean	Standard Deviation	Mean+ STDEV	Mean	Standard Deviation	Mean+ STDEV
1010	Energy	1.53%	0.96%	2.50%	2.03%	2.53%	4.56%
1510	Materials	1.37%	0.74%	2.11%	2.15%	2.01%	4.16%
2010	Capital Goods	1.84%	1.09%	2.93%	2.74%	2.63%	5.37%
2020	Commercial Services & Supplies	2.73%	1.60%	4.33%	3.43%	4.18%	7.61%
2030	Transportation	1.76%	1.71%	3.47%	2.18%	2.12%	4.30%
2510	Automobiles & Components	1.97%	1.27%	3.24%	2.23%	2.29%	4.51%
2520	Consumer Durables & Apparel	2.04%	1.22%	3.26%	2.86%	2.48%	5.35%
2530	Hotels Restaurants & Leisure	2.22%	1.09%	3.31%	2.71%	2.46%	5.17%
2540	Media	2.14%	1.24%	3.38%	3.26%	2.52%	5.77%
2550	Retailing	2.54%	1.59%	4.12%	4.01%	4.03%	8.03%
3010, 3020, 3030	Food & Staples Retailing	1.82%	1.31%	3.13%	2.20%	2.79%	4.99%
3510	Health Care Equipment & Services	3.20%	1.71%	4.91%	4.33%	3.20%	7.53%
3520	Pharmaceuticals & Biotechnology	3.70%	1.87%	5.57%	5.41%	4.74%	10.15%
4010	Banks	1.46%	1.00%	2.46%	1.38%	1.42%	2.79%
4020	Diversified Financials	3.00%	2.28%	5.28%	4.46%	4.01%	8.47%
4030	Insurance	1.52%	1.04%	2.56%	2.25%	2.85%	5.10%
4040	Real Estate	1.30%	1.01%	2.31%	1.12%	1.67%	2.79%
4510	Software & Services	5.02%	2.98%	8.00%	6.92%	6.05%	12.97%
4520	Technology Hardware & Equipment	3.64%	2.48%	6.11%	4.73%	4.02%	8.75%
4530	Semiconductors & Semiconductor Equip.	4.81%	2.86%	7.67%	5.01%	3.06%	8.07%
5010	Telecommunication Services	2.31%	1.61%	3.92%	3.70%	3.41%	7.11%
5510	Utilities	0.94%	0.62%	1.56%	2.11%	4.13%	6.24%

For companies that grant both full value awards and stock options to their employees, apply a premium on full value awards for the past three fiscal years as follows:

Characteristics	Annual Stock Price Volatility	Premium
High annual volatility	53% and higher	1 full-value award for 1.5 option shares
Moderate annual volatility	25% - 52%	1 full-value award for 2.0 option shares
Low annual volatility	Less than 25%	1 full-value award for 4.0 option shares

Poor Pay Practices

Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

WITHOLD from compensation committee members if the company has poor compensation practices.

Poor compensation practices include, but are not limited to, the following:

  Egregious employment contracts including excessive severance provisions;
  Excessive perks that dominate compensation;
  Huge bonus payouts without justifiable performance linkage;
  Performance metrics that are changed during the performance period;
  Egregious SERP (Supplemental Executive Retirement Plans) payouts;
  New CEO with overly generous hiring package;
  Internal pay disparity;
  Other excessive compensation payouts or poor pay practices at the company.

Specific Treatment of Certain Award Types in Equity Plan Evaluations:

Dividend Equivalent Rights

Equity plans that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Liberal Share Recycling Provisions

Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

Transferable Stock Option Awards

For transferable stock option award types within a new equity plan, calculate the cost of the awards by setting their forfeiture rate to zero when comparing to the allowable cap.

In addition, in order to vote FOR plans with such awards, the structure and mechanics of the on-going transferable stock option program must be disclosed to shareholders; and amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Other Compensation Proposals and Policies

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:

  Director stock ownership guidelines with a minimum of three times the annual cash retainer.
  Vesting schedule or mandatory holding/deferral period:
    A minimum vesting of three years for stock options or restricted stock; or
    Deferred stock payable at the end of a three-year deferral period.
  Mix between cash and equity:
    A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
    If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
  No retirement/benefits and perquisites provided to non-employee directors; and
  Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Disclosure of CEO Compensation-Tally Sheet

Encourage companies to provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

In addition to the current SEC requirements, the following table sets forth the current minimum standard on CEO pay disclosure according to ISS's guidelines:

Component	Amount Earned/Granted	Description
Base Salary	Current figure	Explanation of any increase in base salary
Annual Incentive	Target: Actual earned:	Explanation of specific performance measures and actual deliverables. State amount tied to actual performance. State any discretionary bonus.
Stock Options	Number granted: Exercise price: Vesting: Grant value:	Rationale for determining the number of stock options issued to CEO. Accumulated dividend equivalents (if any).
Restricted Stock	Number granted: Vesting: Grant value:	Performance based or time based. Rationale for determining the number of restricted stock issued to CEO. Accumulated dividends on vested and unvested portion.
Performance Shares	Minimum: Target: Maximum: Actual earned: Grant value:	Explanation of specific performance measures and actual deliverables. Any dividends on unearned performance shares.
Deferred compensation	Executive portion: Company match (if any): Accumulated executive portion: Accumulated company match (if any):

Provide structure and terms of program.

Explanation of interest, formulas, minimum guarantees or multipliers on deferred compensation.

Any holding periods on the company match portion.

Funding mechanism

Supplemental retirement benefit	Actual projected payment obligations	Provide structure and terms of program. Explanation of formula, additional credits for years not worked, multipliers or interest on SERPs. Funding mechanism.
Executive perquisites	Breakdown of the market value of various perquisites	The types of perquisites provided. Examples: company aircraft, company cars, etc.
Gross-ups (if any)	Breakdown of gross-ups for any pay component
Severance associated with change-in-control	Estimated payout amounts for cash, equity and benefits	Single trigger or double trigger.
Severance (Termination scenario under "for cause" and "not for cause")	Estimated payout amounts for cash, equity and benefits under different scenarios
Post retirement package	Estimated value of consulting agreement and continuation of benefits
Estimated Total Package	$

See the remedy for Pay for Performance disconnect for a more qualitative description of certain pay components.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans-- Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

  Purchase price is at least 85 percent of fair market value;
  Offering period is 27 months or less; and
  The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

  Purchase price is less than 85 percent of fair market value; or
  Offering period is greater than 27 months; or
  The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

  Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
  Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
  Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;
  No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related

Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

  Historic trading patterns;
  Rationale for the repricing;
  Value-for-value exchange;
  Treatment of surrendered options;
  Option vesting;
  Term of the option;
  Exercise price;
  Participation.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's three-year average burn rate.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.

Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Programs of Stock Options

One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

  Executive officers and non-employee directors are excluded from participating;
  Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
  There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back "in-the-money" over the near term.

Shareholder Proposals on Compensation

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Option Repricing

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Performance-Based Awards

Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

  The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options);
  The company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50 percent of the shares awarded to those executives for that fiscal year.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

  The triggering mechanism should be beyond the control of management;
  The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;
  Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. Corporate Responsibility

Consumer Issues and Public Safety

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

  The company is conducting animal testing programs that are unnecessary or not required by regulation;
  The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
  The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

  The company has already published a set of animal welfare standards and monitors compliance;
  The company's standards are comparable to or better than those of peer firms; and
  There are no serious controversies surrounding the company's treatment of animals.

Drug Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

  The existing level of disclosure on pricing policies;
  Deviation from established industry pricing norms;
  The company's existing initiatives to provide its products to needy consumers;
  Whether the proposal focuses on specific products or geographic regions.

Drug Reimportation

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

  The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
  The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure;
  Company's current disclosure on the feasibility of GE product labeling, including information on the related costs;
  Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds. Evaluate the following:

  The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
  The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure;
  The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

  The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees;
  The company's existing healthcare policies, including benefits and healthcare access for local workers;
  Company donations to healthcare providers operating in the region.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

  Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
  Whether the company has adequately disclosed the financial risks of its subprime business;
  Whether the company has been subject to violations of lending laws or serious lending controversies;
  Peer companies' policies to prevent abusive lending practices.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

  Whether the company complies with all local ordinances and regulations;
  The degree that voluntary restrictions beyond those mandated by law might hurt the company''s competitiveness;
  The risk of any health-related liabilities.

Advertising to youth:

  Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;
  Whether the company has gone as far as peers in restricting advertising;
  Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;
  Whether restrictions on marketing to youth extend to foreign countries.

Cease production of tobacco-related products or avoid selling products to tobacco companies:

  The percentage of the company's business affected;
  The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

  The percentage of the company's business affected;
  The feasibility of a spin-off;
  Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.

Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, considering:

  Current regulations in the markets in which the company operates;
  Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and
  The current level of disclosure on this topic.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Environment and Energy

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

  New legislation is adopted allowing development and drilling in the ANWR region;
  The company intends to pursue operations in the ANWR; and
  The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

  The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;
  The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;
  Environmentally conscious practices of peer companies, including endorsement of CERES;
  Costs of membership and implementation.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

  The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
  The company does not directly source from CAFOs.

Environmental-Economic Risk Report

Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance considering:

  The feasibility of financially quantifying environmental risk factors;
  The company''s compliance with applicable legislation and/or regulations regarding environmental performance;
  The costs associated with implementing improved standards;
  The potential costs associated with remediation resulting from poor environmental performance; and
  The current level of disclosure on environmental policies and initiatives.

Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Kyoto Protocol Compliance

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

  The company does not maintain operations in Kyoto signatory markets;
  The company already evaluates and substantially discloses such information; or,
  Greenhouse gas emissions do not significantly impact the company's core businesses.

Land Use

Generally vote AGAINST resolutions that request the disclosure of detailed information on a company's policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.

Nuclear Safety

Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:

  The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;
  The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or
  The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.

Operations in Protected Areas

Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:

  The company does not currently have operations or plans to develop operations in these protected regions; or,
  The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

  The nature of the company's business and the percentage affected;
  The extent that peer companies are recycling;
  The timetable prescribed by the proposal;
  The costs and methods of implementation;
  Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

Sustainability Report

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

  The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or
  The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

General Corporate Issues

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

  The company is in compliance with laws governing corporate political activities; and
  The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering:

  Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and
  The public availability of a policy on political contributions.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

  The relevance of the issue to be linked to pay;
  The degree that social performance is already included in the company's pay structure and disclosed;
  The degree that social performance is used by peer companies in setting pay;
  Violations or complaints filed against the company relating to the particular social performance measure;
  Artificial limits sought by the proposal, such as freezing or capping executive pay
  Independence of the compensation committee;
  Current company pay levels.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

  Risks associated with certain international markets;
  The utility of such a report to shareholders;
  The existence of a publicly available code of corporate conduct that applies to international operations.

Labor Standards and Human Rights

China Principles

Vote AGAINST proposals to implement the China Principles unless:

  There are serious controversies surrounding the company's China operations; and
  The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

  The nature and amount of company business in that country;
  The company's workplace code of conduct;
  Proprietary and confidential information involved;
  Company compliance with U.S. regulations on investing in the country;
  Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

  The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
  Agreements with foreign suppliers to meet certain workplace standards;
  Whether company and vendor facilities are monitored and how;
  Company participation in fair labor organizations;
  Type of business;
  Proportion of business conducted overseas;
  Countries of operation with known human rights abuses;
  Whether the company has been recently involved in significant labor and human rights controversies or violations;
  Peer company standards and practices;
  Union presence in company's international factories.

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

  The company does not operate in countries with significant human rights violations;
  The company has no recent human rights controversies or violations; or
  The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

  Company compliance with or violations of the Fair Employment Act of 1989;
  Company antidiscrimination policies that already exceed the legal requirements;
  The cost and feasibility of adopting all nine principles;
  The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);
  The potential for charges of reverse discrimination;
  The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;
  The level of the company's investment in Northern Ireland;
  The number of company employees in Northern Ireland;
  The degree that industry peers have adopted the MacBride Principles;
  Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

Military Business

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

  Whether the company has in the past manufactured landmine components;
  Whether the company's peers have renounced future production.

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

  What weapons classifications the proponent views as cluster bombs;
  Whether the company currently or in the past has manufactured cluster bombs or their components;
  The percentage of revenue derived from cluster bomb manufacture;
  Whether the company's peers have renounced future production.

Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Operations in Nations Sponsoring Terrorism (e.g., Iran)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in a terrorism-sponsoring state, taking into account current disclosure on:

  The nature and purpose of the operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption;
  Compliance with U.S. sanctions and laws.

Spaced-Based Weaponization

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

  The information is already publicly available; or
  The disclosures sought could compromise proprietary information.

Workplace Diversity

Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

  The board composition is reasonably inclusive in relation to companies of similar size and business; or
  The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

  The degree of board diversity;
  Comparison with peer companies;
  Established process for improving board diversity;
  Existence of independent nominating committee;
  Use of outside search firm;
  History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

  The company has well-documented equal opportunity programs;
  The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
  The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

  The composition of senior management and the board is fairly inclusive;
  The company has well-documented programs addressing diversity initiatives and leadership development;
  The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and
  The company has had no recent, significant EEO-related violations or litigation.

Sexual Orientation

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

  Past performance as a closed-end fund;
  Market in which the fund invests;
  Measures taken by the board to address the discount; and
  Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

  Past performance relative to its peers;
  Market in which fund invests;
  Measures taken by the board to address the issues;
  Past shareholder activism, board activity, and votes on related proposals;
  Strategy of the incumbents versus the dissidents;
  Independence of directors;
  Experience and skills of director candidates;
  Governance profile of the company;
  Evidence of management entrenchment.

Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

  Proposed and current fee schedules;
  Fund category/investment objective;
  Performance benchmarks;
  Share price performance as compared with peers;
  Resulting fees relative to peers;
  Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

  Stated specific financing purpose;
  Possible dilution for common shares;
  Whether the shares can be used for antitakeover purposes.

1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

  Potential competitiveness;
  Regulatory developments;
  Current and potential returns; and
  Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

  The fund's target investments;
  The reasons given by the fund for the change; and
  The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

  Political/economic changes in the target market;
  Consolidation in the target market; and
  Current asset composition.

Change in Fund's Subclassification

Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:

  Potential competitiveness;
  Current and potential returns;
  Risk of concentration;
  Consolidation in target industry.

Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

  Strategies employed to salvage the company;
  The fund's past performance;
  The terms of the liquidation.

Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

  The degree of change implied by the proposal;
  The efficiencies that could result;
  The state of incorporation;
  Regulatory standards and implications.

Vote AGAINST any of the following changes:

  Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
  Removal of shareholder approval requirement for amendments to the new declaration of trust;
  Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
  Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
  Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
  Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

  Regulations of both states;
  Required fundamental policies of both states;
  The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

  Fees charged to comparably sized funds with similar objectives;
  The proposed distributor's reputation and past performance;
  The competitiveness of the fund in the industry;
  The terms of the agreement.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

  Resulting fee structure;
  Performance of both funds;
  Continuity of management personnel;
  Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

  Performance of the fund's Net Asset Value (NAV);
  The fund's history of shareholder relations;
  The performance of other funds under the advisor's management.

APPENDIX D

ACKNOWLEDGEMENT AND CERTIFICATION

I acknowledge that I have read the HIML Proxy Voting Principles and Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the Head of Compliance and will continue to do so as matters arise. I have complied with all provisions of this Policy.

__________________________________________
Print Name

_________________________________	__________________________________________
Date	Signature

MACKENZIE FINANCIAL CORPORATION
IVY GLOBAL NATURAL RESOURCES FUND
SUMMARY - PROXY VOTING POLICIES AND PROCEDURES

Mackenzie Financial Corporation ("Mackenzie"), as investment subadvisor to the Ivy Global Natural Resources Fund (the "Portfolio"), has always been committed to the support of good corporate governance. As an investment fund subadvised by Mackenzie, the Portfolio follows the policies and procedures mandated by Mackenzie, a general description of which follows.

Mackenzie's objective is to vote the securities of companies for which it has proxy-voting authority in a manner most consistent with the long-term economic interest of Portfolio investors.

VOTING PRACTICES

The portfolio manager takes reasonable steps to vote all proxies received. However, the portfolio manager cannot guarantee that he or she will vote in all circumstances. The portfolio manager may refrain from voting where administrative or other procedures result in the costs of voting outweighing the benefits. The portfolio manager may also refrain from voting if in his or her opinion abstaining or otherwise withholding his or her vote is in the best interests of Portfolio investors

SUMMARY OF PROXY VOTING POLICIES

Below is a statement of principles that generally describe how Mackenzie may vote on some commonly raised issues. Mackenzie may elect to vote contrary to these guidelines provided the vote is in the best economic interest of the Portfolio.

  Mackenzie generally votes in favour of: proposals that support a majority of Board members being independent of management; the appointment of outside directors to an issuer Board or Audit Committee; as well as requirements that the Chair of the Board be separate from the office of the Chief Executive Officer.
  Proxies related to executive compensation are voted on a case-by-case basis. Generally, Mackenzie will vote in favour of stock options and other forms of compensation that: do not result in a potential dilution of more than 10% of the issued and outstanding securities; are granted under clearly defined and reasonable terms; are commensurate with the duties of plan participants; and are tied to the achievement of corporate objectives.
  Mackenzie will generally not support: the repricing of options; plans that give the Board broad discretion in setting the terms of the grant of options; or plans that authorize allocation of 20% or more of the available options to any individual in any single year.
  Mackenzie will generally vote in favour of shareholder rights plans designed to provide sufficient time to undertake a fair and complete shareholder value maximization process and that do not merely seek to entrench management or deter a public bidding process. In addition, Mackenzie will generally support plans that promote the interests and equal treatment of all shareholders, and that allow for periodic shareholder ratification.
  Mackenzie will evaluate and vote on shareholder proposals on a case-by-case basis. All proposals on financial matters will be given consideration. Generally, proposals that place arbitrary or artificial constraints on the company will not be supported.

Conflicts of Interest

Circumstances may occur where the Portfolio has a potential conflict of interest relative to its proxy voting activities. Where a portfolio manager has a conflict or potential conflict, he or she will notify Mackenzie's Chief Investment Officer ("CIO"), and either the Vice-President and General Counsel ("General Counsel") or the Chief Compliance Officer ("CCO"). Should the CIO and either the General Counsel or the CCO conclude that a conflict exists, the CCO will document the conflict and inform Mackenzie's Proxy Administrator ("Administrator").

The Administrator will maintain a Proxy Voting Watch List ("Watch List") that includes the names of issuer companies that may be in conflict and will notify the CIO, and either the General Counsel or CCO of any meeting circulars and proxies received from an issuer on the Watch List. The CIO and either the General Counsel or CCO will discuss the voting matter(s) with the portfolio manager and ensure that the proxy voting decision is based on Mackenzie's proxy voting policies and is in the best interests of the Portfolio. All voting decisions made under this section are documented and filed by the Administrator.

The Cundill Division of Mackenzie ("Cundill")
Proxy Voting Policy

Compliance Objective

To ensure that all proxies are received and all are voted in the best interest of the Managed Accounts.

General Principles

Mackenzie, through Cundill, as a fiduciary, has an obligation to vote proxies in the best interests of our Clients. We recognize that the proxy vote is an important asset and voting rights should be exercised to support the interests of our Clients. As a matter of practice, the vote with respect to most issues will be cast in accordance with the position of the Board of Directors, unless it is determined that the ratification of the Board of Directors position would adversely affect the investment merits of owning the security.

In voting proxies, we follow best practices which we believe at present are represented by the materials and guidelines outlined by CFA Institute, ICAC and ERISA. Specifically, we adopt the principal and guidelines of CFA Institute, we follow the guidelines outlined by ICAC and observe the policies and restrictions of ERISA. Copies of the relevant documents are filed with the Portfolio Administrator (PA).

The major topics covered by CFA Institute, ICAC and ERISA in their discussions on voting proxies include Corporate Governance, Takeover Defense and Related Actions, Compensation Plans, Capital Structure, and Social Responsibility.

We also adopt the rules and regulations promulgated by securities regulators within jurisdictions in which we are registered.

Canada	Ontario and British Columbia Securities Commissions
USA	The Securities Exchange Commission

DEFINITIONS

"Best interest of Clients". In Cundill's view, this means Clients' best economic interest over the long term that is, the common interest that all Clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

"Material conflict of interest". Circumstances when Cundill, or any member of Cundill's senior management, any portfolio manager or any portfolio analyst, knowingly does business with a particular proxy issuer or closely affiliated entity which may appear to create a material conflict between the interests of Cundill and the interests of its Clients in how proxies of that issuer are voted. A material conflict of interest may exist in situations where, for example: (1) the company soliciting the proxy, or a person known to be an affiliate of such company, is a Client whose assets are actively managed by Cundill or an affiliate; (2) the company soliciting the proxy, or a person known to be an affiliate of such company, to the knowledge of the individual charged with voting the proxy, is being actively solicited to be a client of Cundill or an affiliate; (3) a Client or a client-supported interest group actively supports a proxy proposal; or (4) Cundill or an officer of Cundill has personal or other business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or in any other matter coming before shareholders - for example, where an officer of Cundill or any Cundill affiliate has a spouse or other close relative who serves as a director or executive of the company soliciting the proxy.

GENERAL VOTING POLICIES

         1) Client's Best Interest. Where Cundill is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted with a view to enhancing the value of the shares of stock held in Client accounts. The financial interest of our Clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, the diversity of our Clients means that we are unable to represent each such view in each instance. Thus, Cundill seeks to vote proxies on securities held by Clients in what we believe to be the best economic interests of the Clients or, where employee benefit plan assets are involved, in the best economic interests of plan participants and beneficiaries, as determined by Cundill in good faith, unless a Client has provided specific instructions otherwise for its voting securities. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interest of Clients. Proxies will also be voted with the aim of promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of shareholders.

         2) Case-by-Case Basis. While these Policies and Procedures guide our decisions, each proxy vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. One of the primary factors Cundill considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, Cundill believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues should be resolved. As a matter of practice, the vote with respect to most issues will be cast in accordance with the position of the company's management. However, each issue will be considered on its merits and the position of a company's management will not be supported if it is determined that ratification of management's position would adversely affect the investment merits of owning the stock.

         3) Individualized. These Policies and Procedures are tailored to suit Cundill's advisory business and the types of securities portfolios Cundill manages. Cundill votes proxies for all Client accounts in the same manner unless mandated otherwise by Client or by law. To the extent that Clients (for example, funds, pension plans) have adopted their own procedures, Cundill may vote the same securities differently depending upon Clients' directions.

         4) Material Conflicts of Interest. As a matter of policy, the officers, directors and employees of Cundill will not be influenced by outside sources whose interests conflict with the interests of Clients, or their participants or beneficiaries when applicable. Any conflict of interest will be resolved in the interests of the Client, or the participants and beneficiaries when applicable. When a material conflict of interest between Cundill and its respective Client(s) is identified, Cundill will choose among the procedures set forth in Section 10.2 – Proxy Procedures.

         5) Limitations. The circumstances, under which Cundill may take a limited role in voting proxies, include the following.

         a) No Responsibility. Cundill will not vote proxies for accounts in which the Client contract specifies that Cundill will not vote. Under such circumstances, the Clients' custodians ("Custodians") are instructed to mail proxy material directly to such Clients.

b) Limited Value. Cundill may abstain from voting a Client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

c) Unjustifiable Costs. Cundill may abstain from voting a Client proxy for cost reasons.

d) Securities No Longer Held. The Adviser generally will not vote proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a Client.

e) Securities Lending Arrangements. If voting securities are part of a securities lending program, Cundill may be unable to vote while the securities are on loan.

         f) Special Considerations. Cundill's responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. In general, Cundill has full discretionary authority to exercise voting rights for Client accounts unless the Client has contractually reserved the obligation and right to vote proxies itself. If a Client requests in writing that Cundill vote its proxy in a manner inconsistent with these Policies and Procedures, Cundill may follow the Client's direction or may request that the Client vote the proxy directly.

         6) Sources of Information. Cundill may conduct research internally and/or use the resources of an independent research consultant. Cundill may also consider other materials, such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies, for example, Fortune 500 companies and small cap companies.

         7) Availability of Policies and Procedures. Cundill will provide Clients with a copy of these Policies and Procedures, as revised from time to time, upon request. To obtain the most recent copy of our Proxy Voting Guidelines, please contact us at:

E-Mail:	invest@mackenziecundill.com
Phone:	(604) 601-8300

         8) Disclosure of Vote. A Client may obtain information on how its proxies were voted by requesting such information from Cundill. Cundill does not generally disclose Client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the Client. However, to the extent that Cundill acts as a sub adviser to another adviser to a Client's account, Cundill will be deemed to be authorized to provide such the Client's proxy voting information to the adviser.

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Templeton Investment Counsel, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.

The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

4.	An Access Person[3] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

5.

A director or trustee of Franklin Resources, Inc. or of a Franklin Templeton investment product, or an immediate family member[4] of such director or trustee, also serves as an officer or director of the issuer; or

6.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

1 For purposes of this section, a "client" does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a "client."

2 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

3 "Access Person" shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

4 The term "immediate family member" means a person's spouse; child residing in the person's household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer's management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d'investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager's vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) "Other Business" without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer's management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order ("cash sweep arrangement"); or (3) when required pursuant to an account's governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund's shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton's U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company's record date, should it sell them prior to the company's meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.

The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.

All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.

3.

The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.

In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.

The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.

After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.

The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.

The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group's files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

9.

If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

10.

The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

11.

The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

12.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

13.

The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

14.

The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

15.	At least annually, the Proxy Group will verify that:

  Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;
  Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;
  Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and
  Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 2, 2008

PART C. OTHER INFORMATION

Item 23: Exhibits:

(a)	Articles of Incorporation:

	(a)(1)	Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(2)

Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(3)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(4)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(5)	Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(6)

Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(7)

Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(8)	Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(9)

Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(10)	Establishment and Designation of Additional Class (Ivy International Fund--Class I), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(11)

Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(12)	Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(a)(13)

Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(14)	Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(a)(15)	Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund--Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(a)(16)

Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(a)(17)

Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein

(a)(18)

Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein

	(a)(19)	Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 and incorporated by reference herein

	(a)(20)	Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein

(a)(21)

Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(a)(22)

Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 and incorporated by reference herein

(a)(23)

Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 and incorporated by reference herein

(a)(24)

Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 and incorporated by reference herein

	(a)(25)	Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(a)(26)

Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(a)(27)

Establishment and designation of Series and Classes (Ivy Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

(a)(28)

Establishment and designation of Series and Classes Ivy Next Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

	(a)(29)	Establishment and Designation of Additional Class (Ivy International Fund--Advisor Class), filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(30)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Next Wave Internet Fund redesignated as Ivy International Growth Fund) filed with Post-Effective Amendment No. 118 and incorporated by reference herein

(a)(31)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Developing Nations Fund redesignated as Ivy Developing Markets Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(32)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy China Region Fund redesignated as Ivy Pacific Opportunities Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(33)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy International Fund II redesignated as Ivy International Value Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(34)

Abolition of Series of Shares of Beneficial Interest (Ivy Growth With Income Fund, Ivy Pan-Europe Fund, Ivy South America Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(a)(35)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Cundill Value Fund redesignated as Ivy Cundill Global Value Fund) filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(a)(36)

Establishment and Designation of Additional Class (Ivy Cundill Global Value Fund--Class Y; Ivy European Opportunities Fund--Class Y; Ivy Global Natural Resources Fund--Class Y; Ivy International Fund--Class Y; Ivy International Value Fund--Class Y; Ivy Pacific Opportunities Fund--Class Y) filed with Post-Effective Amendment No. 124 and incorporated by reference herein

	(a)(37)	Establishment and Designation of Series and Classes (Ivy Dividend Income Fund--Class A, Class B, Class C and Class Y) filed with Post-Effective Amendment No. 125 and incorporated by reference herein

	(a)(38)	Abolition of Series of Shares (Ivy International Growth Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

	(a)(39)	Amendment to Amended and Restated Declaration of Trust filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(a)(40)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Money Market Fund redesignated as Ivy Cash Reserves Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(a)(41)

Abolition of Series of Shares (Ivy Bond Fund, Ivy Developing Markets Fund, Ivy Global Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Small Companies Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(a)(42)

Establishment and Designation of Additional Series of Shares (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund) filed with Post-Effective Amendment No. 128 and incorporated by reference herein

	(a)(43)	Amendment to Amended and Restated Declaration of Trust filed with Post-Effective Amendment No. 128 and incorporated by reference herein

(a)(44)

Establishment and Designation of Additional Class (Ivy Global Natural Resources Fund--Class R; Ivy Real Estate Securities Fund--Class R) filed with Post-Effective Amendment No. 136 and incorporated by reference herein

	(a)(45)	Abolition of Class of Shares (Ivy European Opportunities Fund--Class I) filed with Post-Effective Amendment No. 139 and incorporated by reference herein

	(a)(46)	Abolition of Series of Shares (Ivy Cash Reserves Fund) filed with Post-Effective Amendment No. 139 and incorporated by reference herein

(a)(47)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy International Fund redesignated as Ivy International Growth Fund; Ivy International Value Fund redesignated as Ivy International Core Equity Fund; Class I Shares of Ivy International Growth Fund, Ivy International Value Fund and Ivy Cundill Global Value Fund redesignated as Class II Shares) filed with Post-Effective Amendment No. 139 and incorporated by reference herein

(a)(48)

Establishment and Designation of Additional Classes of Shares (Class E and Class I added to each Fund currently in existence) filed with Post-Effective Amendment No. 139 and incorporated by reference herein

(a)(49)

Establishment and Designation of Additional Series of Shares (Ivy Managed EuroPacific Fund and Ivy Managed International Opportunities Fund) filed with Post-Effective Amendment No. 141 and incorporated by reference herein

	(a)(50)	Establishment and Designation of Additional Series of Shares (Ivy Global Strategic Income Fund) filed with Post-Effective Amendment No. 148 and incorporated by reference herein

(a)(51)

Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Dividend Income Fund redesignated as Ivy Dividend Opportunities Fund; Ivy Global Strategic Income Fund redesignated as Ivy Global Bond Fund) filed with this Post-Effective Amendment No. 149

	(a)(52)	Abolition of Class of Shares (Ivy International Core Equity Fund--Advisor Class; Ivy International Growth Fund--Advisor Class and Class II) filed with this Post-Effective Amendment No. 149

(b)	By-laws:

	(b)(1)	By-Laws, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

	(b)(2)	Amendment to the By-Laws, dated April 23, 2001, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

	(b)(3)	Amendment to the By-Laws, dated December 17, 2002, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(b)(4)	Amendment to the By-Laws, dated September 3, 2003, filed with Post-Effective Amendment No. 127 and incorporated by reference herein

	(b)(5)	Amendment to the By-Laws, effective February 2, 2004, filed with Post-Effective Amendment No. 130 and incorporated by reference herein

	(b)(6)	By-Laws, as amended and restated, filed with Post-Effective Amendment No. 139 and incorporated by reference herein

(c)	Instruments Defining the Rights of Security Holders:

	(c)(1)	Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 and incorporated by reference herein

	(c)(2)	Specimen Security for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 70 and incorporated by reference herein

	(c)(3)	Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 and incorporated by reference herein

	(c)(4)	Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

	(c)(5)	Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

	(c)(6)	Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 and incorporated by reference herein

(c)(7)

Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 and incorporated by reference herein

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation, filed as Exhibit (d)(12) to Post-Effective Amendment No. 102 and incorporated by reference herein

(d)(2)

Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed as Exhibit (d)(17) to Post-Effective Amendment No. 94 and incorporated by reference herein

(d)(3)

Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed as Exhibit (d)(19) to Post-Effective Amendment No. 98 and incorporated by reference herein

(d)(4)

Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(37) to Post-Effective Amendment No. 121 and incorporated by reference herein

(d)(5)

Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corp. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(38) to Post-Effective Amendment No. 121 and incorporated by reference herein

	(d)(6)	Master Business Management and Investment Advisory Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(7)

Master Business Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(d)(8)	Expense Limitation Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(9)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Henderson Investment Management Limited (Ivy European Opportunities Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(d)(10)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Peter Cundill & Associates, Inc. (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(d)(11)	Investment Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(d)(12)

Investment Management Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund), filed with Post-Effective Amendment No. 126 and incorporated by reference herein

(d)(13)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(d)(14)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and State Street Research and Management Company, Inc. (Ivy Small Cap Value Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(d)(15)

Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Templeton Investment Counsel, Inc. (Ivy International Balanced Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

	(d)(16)	Expense Reimbursement Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company (Ivy Bond Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(d)(17)

Expense Reimbursement Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company (Ivy Mortgage Securities Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(d)(18)

Master Business Management and Investment Advisory Agreement Supplement between Ivy Funds and Ivy Investment Management Company filed with Post-Effective Amendment No. 138 and incorporated by reference herein

(d)(19)

Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, originally dated April 9, 2003 and with respect to Ivy Dividend Income Fund, amended to add Ivy Managed EuroPacific Fund and Ivy Managed International Opportunities Fund, filed with Post-Effective Amendment No. 141 and incorporated by reference herein

(d)(20)

Investment Management Agreement between Ivy Funds and Ivy Investment Management Company, originally dated April 9, 2003, amended February 13, 2008 to add Ivy Global Strategic Income Fund, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

(e)	Underwriting Contracts:

	(e)(1)	Amended and Restated Distribution Agreement filed as Exhibit (e)(20) to Post-Effective Amendment No. 120 and incorporated by reference herein

	(e)(2)	Underwriting Agreement between Ivy Fund and Ivy Funds Distributor, Inc. (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(e)(3)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated September 3, 2003, filed with Post-Effective Amendment No. 127 and incorporated by reference herein

	(e)(4)	Selling Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed, Inc., filed with Post-Effective Amendment No. 142 and incorporated by reference herein

(f)	Bonus or Profit Sharing Contracts: Inapplicable

(g)	Custodian Agreements:

	(g)(1)	Custodian Agreement between Ivy Fund and UMB Bank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(g)(2)	Foreign Custody Manager Delegation Agreement between Ivy Fund and Citibank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(g)(3)	Revised Appendix B to Custodian Agreement between Ivy Funds and UMB Bank, n.a., filed with Post-Effective Amendment No. 130 and incorporated by reference herein

(g)(4)

Appendix B to Custodian Agreement between Ivy Funds and UMB Bank, n.a., amended to add Ivy Managed EuroPacific Fund and Ivy Managed International Opportunities Fund, filed with Post-Effective Amendment No. 141 and incorporated by reference herein

(g)(5)

Appendix B to Custodian Agreement between Ivy Funds and UMB Bank, n.a., amended February 13, 2008 to add Ivy Global Strategic Income Fund, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

(h)	Other Material Contracts:

	(h)(1)	Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc., filed as Exhibit (h)(10) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(h)(2)	Transfer Agency Services Agreement between PFPC Inc. and Ivy Fund, filed as Exhibit (h)(63) to Post-Effective Amendment No. 121 and incorporated by reference herein

	(h)(3)	Master Administrative Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(4)	Assignment of Master Administrative Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(5)	Master Fund Accounting Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(6)	Assignment of Master Fund Accounting Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(h)(7)	Administrative Services Agreement Supplement, dated April 9, 2003, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(h)(8)	Shareholder Servicing Agreement between Ivy Fund and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(h)(9)	Accounting Services Agreement between Ivy Fund and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(h)(10)

Accounting Services Agreement between Ivy Funds and Waddell & Reed Services Company, dated September 3, 2003, filed as Exhibit (m)(16) with Post-Effective Amendment No. 127 and incorporated by reference herein

(h)(11)

Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, dated September 3, 2003, filed as Exhibit (m)(17) with Post-Effective Amendment No. 127 and incorporated by reference herein

(h)(12)

Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, dated August 25, 2004, filed with Post-Effective Amendment No. 133 and incorporated by reference herein

(h)(13)

Exhibit C, effective December 31, 2007, to Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

	(h)(14)	Exhibit B to Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 141 and incorporated by reference herein

(h)(15)

Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company on behalf of Ivy Managed EuroPacific Fund and Ivy Managed International Opportunities Fund, dated November 29, 2006, filed with Post-Effective Amendment No. 141 and incorporated by reference herein

(h)(16)

Appendix A to the Accounting and Administrative Services Agreement dated August 25, 2004, between Ivy Funds and Waddell & Reed Services Company, amended February 13, 2008 to add Ivy Global Strategic Income Fund, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

(h)(17)

Exhibit B and Appendix A to Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, amended February 13, 2008 to add Ivy Global Strategic Income Fund, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

(h)(18)

Expense Reimbursement for Ivy Global Strategic Income Fund, between Ivy Funds, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, dated April 1, 2008, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

(h)(19)

Expense Reimbursement Agreement dated May 14, 2008 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds on behalf of Ivy Global Bond Fund, formerly Global Strategic Income Fund, filed with this Post-Effective Amendment No. 149

(h)(20)

Expense Reimbursement Agreement dated July 22, 2008 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds on behalf of Ivy Bond Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund, filed with this Post-Effective Amendment No. 149

(h)(21)

Expense Reimbursement Agreement dated July 22, 2008 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds on behalf of Ivy Bond Fund and Ivy International Growth Fund, filed with this Post-Effective Amendment No. 149

	(i)	Opinion and consent of counsel, filed with this Post-Effective Amendment No. 149

	(j)	Consent of Independent Registered Public Accounting Firm, filed with this Post-Effective Amendment No. 149

	(k)	Omitted Financial Statements: Not applicable

	(l)	Initial Capital Agreements: Not applicable

	(m)	Rule 12b-1 Plans:

	(m)(1)	Form of Rule 12b-1 Related Agreement, filed as Exhibit (m)(4) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(m)(2)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(5) to Post-Effective Amendment No. 102 and incorporated by reference herein

	(m)(3)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(6) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(4)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(7) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(5)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(8) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(6)	Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed as Exhibit (m)(9) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(7)	Supplement to Distribution Plan for Ivy Fund Class B Shares, filed as Exhibit (m)(10) to Post-Effective Amendment No. 103 and incorporated by reference herein

	(m)(8)	Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(9)	Amended and Restated Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(10)	Amended and Restated Distribution Plan for Ivy Fund Class C Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

	(m)(11)	Distribution and Service Plan for Ivy Dividend Income Fund Class A Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(12)	Distribution and Service Plan for Ivy Dividend Income Fund Class B Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(13)	Distribution and Service Plan for Ivy Dividend Income Fund Class C Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(14)	Distribution and Service Plan for Ivy Dividend Income Fund Class Y Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

	(m)(15)	Distribution and Service Plan for Class Y Shares, filed with Post-Effective Amendment No. 124 and incorporated by reference herein

(m)(16)

Amended and Restated Distribution and Service Plan for Ivy Funds for each of Class A Shares, Class B shares, Class C shares, Class R shares and Class Y shares filed with Post-Effective Amendment No. 136 and incorporated by reference herein

	(m)(17)	Amended and Restated Distribution and Service Plan for Ivy Funds to add Class E shares, filed with Post-Effective Amendment No. 139 and incorporated by reference herein

(m)(18)

Distribution and Service Plan for Ivy Funds, originally adopted November 29, 2006 with respect to Ivy Managed EuroPacific Fund and Ivy Managed International Opportunities Fund, filed with Post-Effective Amendment No. 141 and incorporated by reference herein

(m)(19)

Distribution and Service Plan for Ivy Funds, originally adopted November 29, 2006, and adopted February 13, 2008 with respect to Ivy Global Strategic Income Fund, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

(n)	Rule 18f-3 Plans:

	(n)(1)	Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 and incorporated by reference herein

	(n)(2)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 and incorporated by reference herein

	(n)(3)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 and incorporated by reference herein

	(n)(4)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 and incorporated by reference herein

	(n)(5)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 and incorporated by reference herein

	(n)(6)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 and incorporated by reference herein

	(n)(7)	Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(n)(8)

Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99)

	(n)(9)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 and incorporated by reference herein

	(n)(10)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 110 and incorporated by reference herein

	(n)(11)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 114 and incorporated by reference herein

	(n)(12)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 117 and incorporated by reference herein

	(n)(13)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 119 and incorporated by reference herein

	(n)(14)	Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(n)(15)

Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated January 21, 2003, filed with Post-Effective Amendment No. 124 and incorporated by reference herein

	(n)(16)	Amended and Restated Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 136 and incorporated by reference herein

	(n)(17)	Amended and Restated Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 141 and incorporated by reference herein

	(n)(18)	Amended and Restated Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 145 and incorporated by reference herein

	(n)(19)	Amended and Restated Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, amended February 13, 2008, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

	(n)(20)	Amended and Restated Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, amended May 14, 2008, filed with this Post-Effective Amendment No. 149

(p)	Codes of Ethics:

	(p)(code)	Code of Ethics for Ivy Funds, Ivy Investment Management Company and Ivy Funds Distributor, Inc., revised August 2007, filed with Post-Effective Amendment No. 148 and incorporated by reference herein

	(p)(1)	Code of Ethics of Peter Cundill & Associates, Inc., filed as Exhibit (p)(2) to Post-Effective Amendment No. 113 and incorporated by reference herein

	(p)(2)	Code of Ethics of Mackenzie Financial Corporation filed with this Post Effective Amendment No. 149

	(p)(3)	Code of Ethics of Henderson Investment Management Limited filed as Exhibit (p)(4) to Post Effective Amendment No. 116 and incorporated by reference herein

	(p)(6)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed with Post-Effective Amendment No. 130 and incorporated by reference herein

	(p)(7)	Code of Ethics of Franklin Templeton Investments, filed with Post-Effective Amendment No. 131 and incorporated by reference herein

	(p)(8)	Code of Ethics of State Street Research and Management Company, filed with Post-Effective Amendment No. 131 and incorporated by reference herein

	(p)(9)	Code of Ethics of Advantus Capital Management, Inc., filed with Post-Effective Amendment No. 131 and incorporated by reference herein

	(p)(10)	Code of Ethics of BlackRock Financial Management, Inc., filed with Post-Effective Amendment No. 133 and incorporated by reference herein

Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable

Item 25. Indemnification

Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 and incorporated by reference herein.

Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, By-Laws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Investment Management Company, the Adviser and Business Manager to seventeen series of the Trust, Mackenzie Financial Corporation, the subadviser to Ivy Global Natural Resources Fund and Ivy Cundill Global Value Fund, Henderson Investment Management Limited, the subadviser to Ivy European Opportunities Fund, Advantus Capital Management, Inc., subadviser to Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund, and Templeton Investment Counsel, LLC, the subadviser to Ivy International Balanced Fund.

The list required by this Item 26 of officers and directors of Ivy Investment Management Company, Mackenzie Financial Corporation, Henderson Investment Management Limited, Advantus Capital Management, Inc., and Templeton Investment Counsel, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

Item 27. Principal Underwriters

(a)

Ivy Funds Distributor, Inc. ("IFDI") (formerly known as Ivy Mackenzie Distributors, Inc.) 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200, Registrant's distributor, is a subsidiary of Waddell & Reed Ivy Investment Company.

b)

The information required by this Item 27 regarding each director, officer or partner of IFDI is incorporated by reference to Schedule A of Form BD filed by IFDI pursuant to the Securities Exchange Act of 1934.

(c)	Not applicable

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of:

Mr. Joseph W. Kauten and Ms. Kristen A. Richards, as officers of the Registrant
6300 Lamar Avenue
Post Office Box 29217
Shawnee Mission KS 66201-9217

Waddell & Reed Services Company
6301 Glenwood
Overland Park KS 66202

UMB Bank, n.a.
928 Grand Boulevard
Kansas City MO 64106

Item 29. Management Services: Not applicable.

Item 30. Undertakings: Not applicable.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of Ivy Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS, INC. and IVY FUNDS (hereinafter each called the Fund), and certain trustees/directors and officers for the Fund, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Fund to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date: May 24, 2006	/s/Henry J. Herrmann
Henry J. Herrmann, President

/s/Joseph Harroz, Jr.	Chairman and Trustee/Director
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Trustee/Director
Henry J. Herrmann

/s/Theodore W. Howard	Vice President, Treasurer, Principal Accounting Officer
Theodore W. Howard	and Principal Financial Officer

/s/Jarold W. Boettcher	Trustee/Director
Jarold W. Boettcher

/s/James D. Gressett	Trustee/Director
James D. Gressett

/s/Glendon E. Johnson, Jr.	Trustee/Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz	Trustee/Director
Eleanor B. Schwartz

/s/Michael G. Smith	Trustee/Director
Michael G. Smith

/s/Edward M. Tighe	Trustee/Director
Edward M. Tighe

Attest:

/s/Kristen A. Richards
Kristen A. Richards, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 29th day of July, 2008.

IVY FUNDS
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James D. Gressett*	Trustee
James D. Gressett

/s/Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

/s/Michael G. Smith*	Trustee
Michael G. Smith

/s/Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/Kristen A. Richards	ATTEST	: /s/Mara D. Herrington
Kristen A. Richards	Mara D. Herrington
Attorney-in-Fact	Secretary